                                                             File No. 333-152925
                                                                       811-08311

     As filed with the Securities and Exchange Commission on April 24, 2015

================================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-6

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                         [ ] Pre-Effective Amendment No.

                       [X] Post-Effective Amendment No. 8

                                     and/or

                        REGISTRATION STATEMENT UNDER THE

                       [X] INVESTMENT COMPANY ACT OF 1940

                              [X] Amendment No. 31

                        (Check appropriate box or boxes)

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
                           (Exact Name of Registrant)

                    AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                               (Name of Depositor)

              One American Square, Indianapolis, Indiana 46206-0368
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                  Depositor's Telephone Number: (317) 285-1588

                                Richard M. Ellery
                            Associate General Counsel
                     American United Life Insurance Company
                               One American Square
                        Indianapolis, Indiana 46206-0368
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (Check appropriate Space)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] On May 1, 2015 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485
[ ] this post-effective amendment designates a new effective date for a previously filed amendment

PROSPECTUS FOR

AMERICAN ACCUMULATOR -

AUL AMERICAN INDIVIDUAL
VARIABLE LIFE UNIT TRUST

FLEXIBLE PREMIUM VARIABLE ADJUSTABLE UNIVERSAL LIFE INSURANCE POLICY



[ONEAMERICA_KO_LOGO2]

PRODUCTS AND FINANCIAL SERVICES PROVIDED BY:
AMERICAN UNITED LIFE INSURANCE COMPANY(R)
A OneAmerica(R) COMPANY
P.O. BOX 6148, INDIANAPOLIS, INDIANA 46206-6148
TELEPHONE: (800) 537-6442



      May 1, 2015

(THIS PAGE LEFT INTENTIONALLY BLANK.)

                                 PROSPECTUS

              AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
    FLEXIBLE PREMIUM VARIABLE ADJUSTABLE UNIVERSAL LIFE INSURANCE POLICY


                            AMERICAN ACCUMULATOR


                  AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                     ONE AMERICAN SQUARE, P.O. BOX 7127
                      INDIANAPOLIS, INDIANA 46206-7127

                     (800) 537-6442 - WWW.ONEAMERICA.COM

This Prospectus describes a flexible premium variable adjustable universal life insurance policy (the "Policy" or the "Contract") offered by American United Life Insurance Company(R) ("AUL") subject to approval in individual states. AUL designed the Policy to provide insurance protection on the Insured named in the Policy. The Policy also provides the Owner with the flexibility to vary the amount and timing of premium payments and to change the amount of death benefits payable under the Policy. This flexibility allows the Owner to provide for the Owner's changing insurance needs under a single insurance Policy.

The Owner also has the opportunity to allocate Net Premiums and Account Value to one (1) or more Investment Accounts of the AUL American Individual Variable Life Unit Trust (the "Separate Account") and to AUL's General Account (the "Fixed Account"), within limits. This Prospectus generally describes only that portion of the Account Value allocated to the Separate Account. For a brief summary of the Fixed Account, see "Fixed Account." AUL invests the assets of each Investment Account in a corresponding Portfolio (each, a "Portfolio"). Each Investment Account invests exclusively in shares of one (1) of the following Fund Portfolios:


      AB Variable Products Series Fund, Inc.                           Invesco V.I. Funds Trust

      Alger Portfolios                                                 Janus Aspen Series

      American Century(R) Variable Portfolios, Inc.                    Neuberger Berman Advisers Management Trust

      Calvert Variable Series, Inc.                                    OneAmerica Funds, Inc.

      Columbia Funds Variable Insurance Trust                          Pioneer Variable Contracts Trust (VCT)

      Dreyfus Investment Portfolios                                    The Royce Funds

      Fidelity(R) Variable Insurance Products Freedom Funds            T. Rowe Price Equity Series, Inc.

      Fidelity(R) Variable Insurance Products                          Timothy Plan(R) Portfolio Variable Series

      Franklin Templeton Variable Insurance Products Trust             Vanguard(R) Variable Insurance Fund




The Prospectuses for the Funds describe their respective Portfolios, including the risks involved, and provide other information on the Funds. Not all Funds in which the Investment Accounts invest are available with all contracts.


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of the Prospectus. Any representation to the contrary is a criminal offense.

This Prospectus should be accompanied by the current Prospectuses for the Fund or Funds being considered. Each of these Prospectuses should be read carefully and retained for future reference.



                 THE DATE OF THIS PROSPECTUS IS MAY 1, 2015.

                           TABLE OF CONTENTS



DESCRIPTION                                              PAGE

SUMMARY OF THE POLICY.................................      3
FEE TABLE.............................................      4
DEFINITIONS OF TERMS..................................      6
DIAGRAM OF CONTRACT...................................      8
GENERAL INFORMATION ABOUT AUL, THE
SEPARATE ACCOUNT AND THE FUNDS........................     12
   American United Life Insurance Company(R)..........     12
   Separate Account...................................     12
   The Funds..........................................     12
   Revenue AUL Receives...............................     12
   Funds and Objectives...............................     13
   Voting Rights......................................     16
PREMIUM PAYMENTS AND ALLOCATIONS......................     17
   Applying for a Policy..............................     17
   Right to Examine Period............................     17
   Premiums...........................................     17
   Premium Payments to Prevent Lapse..................     18
   Premium Allocations and Crediting..................     19
   Transfer Privilege.................................     19
   Abusive Trading Practices..........................     20
   Dollar Cost Averaging Program......................     20
   Portfolio Rebalancing Program......................     21
   Portfolio Optimization Program.....................     21
FIXED ACCOUNT.........................................     23
   Summary of the Fixed Account.......................     23
   Minimum Guaranteed and Current Interest Rates......     23
   Calculation of the Fixed Account Value.............     23
   Transfers from the Fixed Account...................     23
   Payment Deferral...................................     23
CHARGES AND DEDUCTIONS................................     23
   Premium Expense Charges............................     23
   Monthly Deduction..................................     23
   Surrender Charge...................................     24
   Taxes..............................................     25
   Special Uses.......................................     25
   Fund Expenses......................................     25
HOW THE OWNER'S ACCOUNT VALUES VARY...................     25
   Determining the Account Value......................     25
   Cash Value and Cash Surrender Value................     26
DEATH BENEFIT AND CHANGES IN
FACE AMOUNT...........................................     26
   Death Benefits and Multiple Beneficiaries..........     26
   Amount of Death Benefit Proceeds...................     26
   Death Benefit Options..............................     26
   Applicable Percentages of Account Value for the
    Cash Value Accumulation Test......................     27
   Base Face Amount and Death Benefit Option..........     27



DESCRIPTION                                                 PAGE
   Changes in Death Benefit Option.......................     27
   Changes in Face Amount................................     27
   Selecting and Changing the Beneficiary................     28
CASH BENEFITS............................................     28
   Policy Loans..........................................     28
   Surrendering the Policy for Cash Surrender Value......     29
   Partial Surrenders....................................     29
   Reduction Free Partial Surrenders.....................     29
   Partial Surrenders, Reduction Free Partial
    Surrenders & The Death Benefit Options...............     29
   Settlement Options....................................     30
   Specialized Uses of the Policy........................     30
   Life Insurance Retirement Plans.......................     30
   Risks of Life Insurance Retirement Plans..............     31
OTHER POLICY BENEFITS AND PROVISIONS.....................     31
   Limits on Rights to Contest the Policy................     31
   Changes in the Policy or Benefits.....................     32
   When Proceeds Are Paid................................     32
   Dividends.............................................     32
   Reports to Policy Owners..............................     32
   Assignment............................................     32
   Reinstatement.........................................     32
   Rider Benefits........................................     32
TAX CONSIDERATIONS.......................................     35
   Tax Status of the Policy..............................     35
   Tax Treatment of Policy Benefits......................     36
   Estate and Generation Skipping Taxes..................     37
   Life Insurance Purchased for Use in Split
    Dollar Arrangements..................................     37
   Taxation Under Section 403(b) Plans...................     37
   Non-Individual Ownership of Contracts.................     37
   Possible Charge for AUL's Taxes.......................     38
OTHER INFORMATION ABOUT THE
POLICIES AND AUL.........................................     38
   Policy Termination....................................     38
   Resolving Material Conflicts..........................     38
   Addition, Deletion or Substitution
    of Investments.......................................     38
   Sale of the Policies..................................     38
   State Regulation......................................     38
   Additional Information................................     39
   Litigation............................................     39
   Legal Matters.........................................     39
   Financial Statements..................................     39
STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS........................................     40



THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION, THE PROSPECTUSES OF THE FUNDS, OR THE STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS.

                            SUMMARY OF THE POLICY


The investor should read the following summary of Prospectus information and diagram of the Policy in conjunction with the detailed information appearing elsewhere in this Prospectus. Unless otherwise indicated, the description of the Policy in this Prospectus assumes that the Policy is in force and that there are no outstanding loans or loan interest.

The Policy is similar in many ways to fixed-benefit life insurance. As with fixed-benefit life insurance, typically the Owner of a Policy pays premium payments for insurance coverage on the Insured. Also, like fixed-benefit life insurance, the Policy provides for accumulation of Net Premiums and a Cash Surrender Value that is payable if the Owner surrenders the Policy during the Insured's lifetime. As with fixed-benefit life insurance, the Cash Surrender Value during the early Policy Years is likely to be lower than the premium payments paid.


However, the Policy differs from fixed-benefit life insurance in several important respects. Unlike fixed-benefit life insurance, the Death Benefit may, and the Account Value will, increase or decrease to reflect the investment performance of the Investment Accounts to which Account Value is allocated. Also, there is no guaranteed minimum Cash Surrender Value. If the Cash Surrender Value is insufficient to pay the Monthly Deduction, the Policy will lapse without value, after a grace period. Nonetheless, AUL guarantees to keep the Policy in force during the No-Lapse Guarantee Period if, on each Monthiversary, the Net Accumulated Premiums equal or exceed the sum of the accumulated Required Premiums for the No-Lapse Guarantee Period (without interest) since the Policy Date. See "Premium Payments to Prevent Lapse." If a Policy lapses while loans are outstanding, adverse tax consequences may result. See "Tax Considerations."


CONTRACT BENEFITS. Cash benefits available under a Contract include loans, partial surrenders, or the ability to surrender the Contract in full at any time for its Cash Surrender Value, provided there is sufficient Cash Surrender Value less loan interest due on the next Policy Anniversary and any surrender charges.


Death benefits include benefits payable to the beneficiary income tax-free, available as a lump sum or under a variety of settlement options. Depending on the Death Benefit option, Death Benefits are equal to the Total Face Amount, or the Total Face Amount plus Account Value, or Total Face Amount plus Net Accumulated Premiums subject to limitations. The Owner has flexibility to change the Death Benefit option and Total Face Amount.


CONTRACT RISKS. AUL intends for the Policy to satisfy the definition of a life insurance policy under Section 7702 of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"). Under certain circumstances, the Internal Revenue Code will treat a Policy as a Modified Endowment. AUL will monitor the Policies and will try to notify the Owner on a timely basis if the Owner's Policy ceases to satisfy the federal tax definition of life insurance or becomes a Modified Endowment. However, AUL is not obligated to give the Owner such notice or to take corrective action. AUL reserves the right to refund any premiums that may cause the Policy to become a Modified Endowment. For further discussion of the tax status of a Policy and the tax consequences of being treated as a life insurance contract or a Modified Endowment, see "Tax Considerations."

Insufficient premium payments, poor investment performance, withdrawals, and unpaid loans or loan interest may cause the Owner's policy to lapse, endangering insurance coverage. There is no guarantee that the Owner's Policy will not lapse even if the Owner pays the Owner's Planned Premium. The Contracts are not suitable as short-term savings vehicles. The Owner should review the Owner's coverage with the Owner's registered representative on a regular basis.


Withdrawal charges on full surrenders may inhibit the Owner's ability to access the Owner's Cash Value. Furthermore, making a withdrawal or taking a loan may change the Owner's Policy's Total Face Amount and/or Death Benefit, reducing the Death Benefit Proceeds payable to the Owner's beneficiary. Withdrawals and loans may make the Owner's Policy more susceptible to lapse.


OWNER INQUIRIES. If the Owner has any questions, the Owner may write or call the Corporate Office.

PORTFOLIO COMPANY RISKS. Each Investment Option invests in a corresponding Fund Portfolio. The value of each Portfolio fluctuates with the value of the investments that it holds. Returns are not guaranteed. The Owner bears the investment risk of any Investment Option that the Owner chooses. A comprehensive discussion of the risks of each Fund Portfolio may be found in each Fund's prospectus.

PORTFOLIO OPTIMIZATION PROGRAM (THE "PROGRAM"). Portfolio Optimization is the diversification among asset classes to help reduce volatility over the long-term. If the Owner selects a Portfolio Optimization model, the Owner's initial premium payment will be allocated to the Investment Options according to the model the Owner selects. Subsequent premium payments will also be allocated accordingly. The Program automatically rebalances the Owner's Contract annually to maintain the asset allocation given in the Owner's Portfolio Optimization model (which may be updated annually; see below).

All the Portfolio Optimization models generally are evaluated on an annual basis. Each model may change and Investment Options may be added to or deleted from a model as a result of the annual analysis. After the annual analysis, the Owner's model will automatically be updated to the new version. This means the Owner's allocations, and potentially the underlying Investment Options, will automatically change and the Owner's Account Value will be automatically rebalanced among the Investment Options in the Owner's model each year.

The Program must be chosen if the Owner elects certain riders. If the Owner elects one of these riders and later terminates the Program, the rider will automatically terminate.

PURPOSE OF THE POLICY. AUL designed the Policy to provide long-term insurance benefits; and it may also provide long-term accumulation of Cash Value. The Owner should evaluate the Policy in conjunction with other insurance policies that the Owner owns, as well as the need for insurance and the Policy's long-term potential for growth. It may not be advantageous to replace existing insurance coverage with this Policy.

RIGHT TO EXAMINE POLICY. For a limited time, the Owner has the right to cancel the Owner's Policy and receive a refund. See "Right to Examine Policy." AUL generally allocates Net Premiums to the Fixed Account and Investment Accounts on the later of the day the "right to examine" period expires, or the date AUL receives the premium at the Corporate Office. See "Premium Allocations and Crediting."

In some states, the Policy will include the election to buy a reduced paid-up Policy.



                                  FEE TABLE


The following tables describe the fees and expenses that the Owner will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that the Owner will pay at the time that the Owner buys the Policy, surrenders the Policy, transfers cash value between Investment Options, or, if applicable, elects to exercise the Overloan Protection Rider.


                              TRANSACTION FEES

CHARGE                                WHEN CHARGE IS DEDUCTED                        AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------
Maximum Surrender Charge              Upon Full Surrender                            Maximum of 100% of base coverage target
                                                                                     premium(1)
Premium Expense Charge                Upon receipt of premium                        6% of premium
Overloan Protection Rider             No Charge until exercised                      4% of Account Value
Transfer Fees                         Upon transfer of accumulated                   Maximum $25.00 per transfer in excess
                                      value between investment Options               of 24 in a policy year(2)


(1) 100 percent of base coverage target premium is a maximum of $50.00 per $1,000 of Total Face Amount.

(2) There is no charge currently imposed on transfers.

The next table describes the fees and expenses that the Owner will pay periodically during the time that the Owner owns the Policy, not including Fund company fees and expenses.


         PERIODIC CHARGES OTHER THAN FUND COMPANY OPERATING EXPENSES

CHARGE                                       WHEN CHARGE IS DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Base Face Amount Charge(5)                   Monthly beginning on Policy Date
Representative Base Face Amount Charge(1)    Monthly beginning on Policy Date
Cost of Insurance (COI)(1)(2)(5)             Monthly beginning on Policy Date
Representative COI(1)                        Monthly beginning on Policy Date
Monthly Administrative Charge(3)             Monthly beginning on Policy Date

Mortality and Expense Risk Charge(3)         Monthly beginning on Policy Date

Loan Interest(3)                             Monthly beginning on loan date
OPTIONAL BENEFITS(4)
Accelerated Death Benefit Rider              No Charge
Accounting Benefit Rider                     No Charge
Aviation Exclusion Rider                     No Charge
Change of Insured Rider                      No Charge
Children's Term Insurance Rider(3)           Monthly beginning on Policy Date
Credit of Premium Disability Rider           Monthly beginning on Policy Date
Representative Credit of Premium Disability  Monthly beginning on Policy Date
Rider(1)
Extended No-Lapse Guarantee Rider            Monthly beginning on Policy Date
Guaranteed Insurability Rider(5)             Monthly beginning on Policy Date

Representative Guaranteed Insurability       Monthly beginning on Policy Date
Rider(1)
Other Insured Term Insurance Rider(5)        Monthly beginning on Policy Date

Representative Other Insured Rider(1)        Monthly beginning on Policy Date
Waiver of Monthly Deductions Disability      Monthly beginning on Policy Date
(WMDD)(5)
Representative WMDD(1)                       Monthly beginning on Policy Date



CHARGE                                       AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Base Face Amount Charge(5)                   $0.04 - $0.63 per $1,000 of Base Face Amount
Representative Base Face Amount Charge(1)    $0.14 per $1,000 of Base Face Amount
Cost of Insurance (COI)(1)(2)(5)             $0.01 - $83.33 per $1,000 of Net Amount at Risk
Representative COI(1)                        $0.09 per $1,000 of Net Amount at Risk
Monthly Administrative Charge(3)             $25.00 year 1
                                             $10.00 year 2 and thereafter
Mortality and Expense Risk Charge(3)         0.75% years 1-10
                                             0.25% year 11 and thereafter
Loan Interest(3)                             5% annual percentage rate
OPTIONAL BENEFITS(4)
Accelerated Death Benefit Rider
Accounting Benefit Rider
Aviation Exclusion Rider
Change of Insured Rider
Children's Term Insurance Rider(3)           $0.52 per $1,000 of child's term face
Credit of Premium Disability Rider           $1.48 - $6.55 per $100 monthly benefit
Representative Credit of Premium Disability  $2.78 per $100 monthly benefit
Rider(1)
Extended No-Lapse Guarantee Rider            $0.01 per $1,000 of Total Face Amount
Guaranteed Insurability Rider(5)             $0.04 - $0.19 per $1,000 of chosen increase in
                                             Base Face Amount
Representative Guaranteed Insurability       $0.17 per $1,000 of chosen increase in Base
Rider(1)                                     Face Amount
Other Insured Term Insurance Rider(5)        $0.01 - $83.33 per $1,000 of rider Base Face
                                             Amount
Representative Other Insured Rider(1)        $0.09 per $1,000 of rider Base Face Amount
Waiver of Monthly Deductions Disability      2.18% - 19.48% of all contract charges based on
(WMDD)(5)                                    Insured's Attained Age
Representative WMDD(1)                       7.04% of all contract charges based on Insured's
                                             Attained Age


(1) Cost of insurance varies based on a number of variables and therefore will vary between Policies, and may vary from Monthiversary to Monthiversary. These rates are based on the Attained Age and underwriting class of the Insured. They are also based on the sex of the Insured, except that unisex rates are used where appropriate under applicable law, including in the state of Montana, and in Policies purchased by employers and employee organizations in connection with employment-related insurance or benefit programs. The cost of insurance rate generally increases with the Attained Age of the Insured.


(2) This charge is reduced to zero for Base Face Amount when the person insured reaches the Age of 121; Supplemental Face Amount expires when the person insured reaches the Age of 100.


(3) The charge does not vary based on an individual's characteristics.

(4) Subject to state availability.

(5) The charge varies based on an individual's characteristics. Consult the Owner's Policy for details regarding the actual charges the Owner will pay.

The next table shows the minimum and maximum total operating expenses charged by the Portfolio companies that the Owner may pay periodically during the time that the Owner owns the Contract. More detail concerning each Fund company's fees and expenses is contained in the prospectus for each Fund.


TOTAL ANNUAL FUND COMPANY OPERATING EXPENSES                                                MINIMUM                 MAXIMUM
----------------------------------------------------------------------------------------------------------------------------
(expenses that are deducted from Fund assets,
including management fees, distribution and/or
service (12b-1) fees, and other expenses)                                                    0.10%                   2.47%




                            DEFINITIONS OF TERMS


ACCOUNT VALUE - The retrospective accumulation of Net Premiums, reduced by the Monthly Deductions and Partial Surrenders. It is the sum of the Owner's values in the Fixed Account, the Variable Account, and the Loan Account. See "Determining Account Value."

AGE - The Insured's nearest Age as of the Policy Date.

ATTAINED AGE - The Insured's Age increased by one (1) for each complete Policy Year.

BASE FACE AMOUNT - The amount of insurance selected by the Owner on Issue Date, or as subsequently changed.

BUSINESS DAY - A day on which both the Corporate Office and the New York Stock Exchange are customarily open for business. Traditionally, in addition to federal holidays, the Corporate Office is not open for business on the day after Thanksgiving, but the Corporate Office may not be open for business on other days.

CASH VALUE - The Cash Value is the Account Value less the Surrender Charge.

CASH SURRENDER VALUE - The Cash Value reduced by any outstanding loans and loan interest.

CORPORATE OFFICE - The Variable Products Service office at AUL's principal business office, One American Square, P.O. Box 7127, Indianapolis, Indiana 46206-7127, (800) 537-6442. www.oneamerica.com.

DEATH BENEFIT AND DEATH BENEFIT PROCEEDS - This Policy has three (3) Death Benefit options. The Death Benefit Proceeds are the Death Benefit less any outstanding loan and loan interest, plus any benefits provided by rider.

DEATH BENEFIT DISCOUNT FACTOR - The factor used in determination of the Net Amount at Risk as described in the Policy Charges provisions. Death Benefit Discount Factor = (1 + Death Benefit Discount)(1/12). The Death Benefit Discount is shown on the Owner's Policy Data Page.

FIXED ACCOUNT - An account which is part of AUL's General Account, and is not part of or dependent upon the investment performance of the Variable Account.


FUNDS - A diversified, open-end management investment company commonly referred to as a Fund, or a Portfolio thereof.


GENERAL ACCOUNT - All assets of AUL other than those allocated to the Variable Account or to any other separate account of AUL.

INSURED - The person you name, whose life is covered by this Policy. The Insured may or may not be the Owner.


INVESTMENT ACCOUNTS/INVESTMENT OPTIONS - One (1) or more of the subdivisions of the Separate Account. Each Investment Account invests in a corresponding Portfolio of a particular Fund.


ISSUE DATE - The date the Policy is issued.

LOAN ACCOUNT - A portion of the Account Value which is collateral for loan amounts.

MINIMUM INSURANCE PERCENTAGE - The minimum percentage of insurance required to qualify the Policy as life insurance under the Internal Revenue Code. A table of these amounts is on the Policy Data Page of the Owner's Policy.

MODIFIED ENDOWMENT - A classification of policies determined under the Internal Revenue Code to be Modified Endowment contracts which affects the tax status of distributions from the Policy.

MONTHIVERSARY - The same date of each month as the Policy Date. If a Monthiversary falls on a day which is not a Valuation Date, the processing of the Monthiversary will be the next Valuation Date.

MONTHLY DEDUCTION - The charge made against the Account Value every month.

NET ACCUMULATED PREMIUMS - The amount of premiums less Partial Surrenders, which is utilized in calculating the Death Benefit under option 3 of the Death Benefit options.

NET AMOUNT AT RISK - The Death Benefit on the Monthiversary divided by the Death Benefit Discount Factor, less the Account Value.

NET PREMIUM - The total premium paid reduced by premium expense charges.

NO-LAPSE GUARANTEE PERIOD - The period in which the No-Lapse Guarantee is in effect as detailed in the No-Lapse Guarantee Period provision.

OWNER - The Owner named in the application for a Policy, unless changed.

PARTIAL SURRENDER - A withdrawal of a portion of the Account Value.

PLANNED PREMIUM - The amount AUL will bill the Owner or, in the case of AUL's automatic payment plan, the amount AUL will deduct from the account selected by the Owner.

POLICY ANNIVERSARY - The same date each year as the Policy Date.

POLICY DATA PAGE - The Policy Data Page in the Owner's Policy, or the supplemental Policy Data Page most recently sent to the Owner by AUL.

POLICY DATE - The date from which Monthiversaries, Policy Years, and Policy Anniversaries are measured. Suicide and incontestability periods are also measured from the Policy Date.

POLICY YEAR - One (1) year from the Policy Date and from each Policy
Anniversary.

PORTFOLIO - A separate investment fund in which the Separate Account invests.

PREMIUM MODE - The frequency of the Planned Premium as shown on the Policy Data Page or as subsequently changed by the Owner.

PROPER NOTICE - Notice that is received at the Corporate Office in a form acceptable to AUL.

REDUCTION FREE PARTIAL SURRENDER AMOUNT - The amount which may be withdrawn without a reduction in Total Face Amount.

REQUIRED PREMIUM FOR THE NO-LAPSE GUARANTEE PERIOD - The monthly premium that must be paid on a cumulative basis to keep this Policy in force during the No-Lapse Guarantee Period.


SEPARATE ACCOUNT - AUL American Individual Variable Life Unit Trust. The Separate Account is segregated into several Investment Accounts each of which invests in a corresponding Fund Portfolio.


SUPPLEMENTAL FACE AMOUNT - The Supplemental Face Amount provides term insurance and is selected at Issue, or as subsequently changed. Any Supplemental Face Amount will expire on the Policy Anniversary after the Insured attains the Age of 100.

TOTAL FACE AMOUNT - The sum of the Base Face Amount and the Supplemental Face Amount.

VALUATION DATE - Each date on which the Investment Accounts are valued, which currently includes each Business Day that is also a day on which the New York Stock Exchange is open for trading.

VALUATION PERIOD - A Valuation Period begins at the close of a Valuation Date and ends at the close of the next succeeding Valuation Date.

VARIABLE ACCOUNT - The Separate Account.

VARIABLE ACCOUNT VALUE - The Account Value of this Contract that is invested in one (1) or more Investment Accounts.

                             DIAGRAM OF CONTRACT


The diagram on the following pages summarizes the most important features of the Policy, such as charges, cash surrender benefits, Death Benefits, and calculation of Cash Value.


PREMIUM PAYMENTS

  - The Owner selects a payment plan but is not required to pay premium payments according to the plan. The Owner can vary the amount and frequency.

  - The Policy's minimum initial premium payment depends on the Age, sex and risk class of the Insured, Base Face Amount selected, any supplemental and/or rider benefits, and any planned periodic premiums.

  - Unplanned premium payments may be made, within limits.

  - Extra premium payments may be necessary to prevent lapse.


DEDUCTIONS FROM PREMIUM PAYMENTS

The Premium Expense Charge is 6% of each premium payment.


NET PREMIUM PAYMENTS

  - See rules and limits on Net Premium payment allocations.

  - Each Investment Account invests in a corresponding Portfolio of a Fund:


INVESTMENT ACCOUNT AND                                     CLASS DESIGNATION
CORRESPONDING FUND PORTFOLIO                               IF ANY                        FUND
------------------------------------------------------------------------------------------------------------------------------------
AB VPS International Growth Portfolio (Formerly            A                             AB Variable Products Series Fund, Inc.
AllianceBernstein VPS International Growth Portfolio)
AB VPS International Value Portfolio (Formerly             A                             AB Variable Products Series Fund, Inc.
AllianceBernstein VPS International Value Portfolio)
AB VPS Small/Mid Cap Value Portfolio (Formerly             A                             AB Variable Products Series Fund, Inc.
AllianceBernstein VPS Small/Mid Cap Value Portfolio)
Alger Large Cap Growth Portfolio                           I-2                           Alger Portfolios
Alger Small Cap Growth Portfolio                           I-2                           Alger Portfolios
American Century VP Capital                                I                             American Century Variable Portfolios, Inc.
Appreciation Fund
American Century VP Income &                               I                             American Century Variable Portfolios, Inc.
Growth Fund
American Century VP International Fund                     I                             American Century Variable Portfolios, Inc.
American Century VP Mid Cap Value Fund                     II                            American Century Variable Portfolios, Inc.
American Century VP Ultra Fund                             I                             American Century Variable Portfolios, Inc.
Calvert VP SRI Mid Cap Growth Portfolio                                                  Calvert Variable Series, Inc.
Columbia Variable Portfolio-Small Cap                      1                             Columbia Funds Variable Insurance Trust
Value Fund
Columbia Variable Portfolio-US Government Mortgage Fund    1                             Columbia Funds Variable Insurance Trust
Dreyfus Investment Portfolios (IP), Small Cap Stock Index  Service                       Dreyfus Investment Portfolios
Portfolio
Dreyfus Investment Portfolios (IP), Technology Growth      Service                       Dreyfus Investment Portfolios
Portfolio
Dreyfus Variable Investment Fund (VIF), Appreciation       Service                       Dreyfus Investment Portfolios
Portfolio
Fidelity VIP Asset Manager Portfolio                       Initial                       Fidelity Variable Insurance Products
Fidelity VIP Contrafund Portfolio                          Initial                       Fidelity Variable Insurance Products
Fidelity VIP Equity-Income Portfolio                       Initial                       Fidelity Variable Insurance Products
Fidelity VIP Growth Portfolio                              Initial                       Fidelity Variable Insurance Products

INVESTMENT ACCOUNT AND                                   CLASS DESIGNATION
CORRESPONDING FUND PORTFOLIO                             IF ANY               FUND
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio                    Initial              Fidelity Variable Insurance Products Freedom
                                                                              Funds (VIP)
Fidelity VIP Freedom 2005 Portfolio                      Initial              Fidelity Variable Insurance Products Freedom
                                                                              Funds (VIP)
Fidelity VIP Freedom 2010 Portfolio                      Initial              Fidelity Variable Insurance Products Freedom
                                                                              Funds (VIP)
Fidelity VIP Freedom 2015 Portfolio                      Initial              Fidelity Variable Insurance Products Freedom
                                                                              Funds (VIP)
Fidelity VIP Freedom 2020 Portfolio                      Initial              Fidelity Variable Insurance Products Freedom
                                                                              Funds (VIP)
Fidelity VIP Freedom 2025 Portfolio                      Initial              Fidelity Variable Insurance Products Freedom
                                                                              Funds (VIP)
Fidelity VIP Freedom 2030 Portfolio                      Initial              Fidelity Variable Insurance Products Freedom
                                                                              Funds (VIP)
Fidelity VIP High Income Portfolio                       Initial              Fidelity Variable Insurance Products
Fidelity VIP Index 500 Portfolio                         Initial              Fidelity Variable Insurance Products
Fidelity VIP Mid Cap Portfolio                           Service 2            Fidelity Variable Insurance Products
Fidelity VIP Money Market Portfolio                      Initial              Fidelity Variable Insurance Products
Fidelity VIP Overseas Portfolio                          Initial              Fidelity Variable Insurance Products
Franklin Small Cap Value VIP Fund (Formerly              1                    Franklin Templeton Variable Insurance Products
Franklin Small Cap Value Securities Fund)                                     Trust
Franklin Founding Funds Allocation VIP Fund (Formerly    1                    Franklin Templeton Variable Insurance Products
Franklin Templeton VIP Founding Funds Allocation Fund)                        Trust
Invesco V.I. Mid Cap Growth Fund                         Series I             Invesco V.I. Funds Trust
Invesco V.I. Core Equity Fund                            Series II            Invesco V.I. Funds Trust
Invesco V.I. Diversified Dividend Fund                   Series I             Invesco V.I. Funds Trust
Invesco V.I. Global Health Care Fund                     Series I             Invesco V.I. Funds Trust
Invesco V.I. Global Real Estate Fund                     Series I             Invesco V.I. Funds Trust
Invesco V.I. High Yield Fund                             Series I             Invesco V.I. Funds Trust
Invesco V.I. International Growth Fund                   Series II            Invesco V.I. Funds Trust
Invesco V.I. Managed Volatility Fund (Formerly           Series I             Invesco V.I. Funds Trust
Invesco V.I. Utilities Fund)
Janus Aspen Flexible Bond Portfolio                      Institutional        Janus Aspen Series
Janus Aspen Forty Portfolio                              Institutional        Janus Aspen Series
Janus Aspen Overseas Portfolio                           Service              Janus Aspen Series
Janus Aspen Perkins Mid Cap Value Portfolio              Service              Janus Aspen Series
Janus Aspen Global Research Portfolio                    Institutional        Janus Aspen Series
Neuberger Berman AMT Mid Cap Growth Portfolio            Service              Neuberger Berman Advisers Management Trust
Neuberger Berman Mid Cap Intrinsic Value Portfolio       I                    Neuberger Berman Advisers Management Trust
Neuberger Berman Short Duration Bond Portfolio           I                    Neuberger Berman Advisers Management Trust
Neuberger Berman AMT Small Cap Growth Portfolio          Service              Neuberger Berman Advisers Management Trust
OneAmerica Asset Director Portfolio                      O                    OneAmerica Funds, Inc.
OneAmerica Investment Grade Bond Portfolio               O                    OneAmerica Funds, Inc.
OneAmerica Money Market Portfolio                        O                    OneAmerica Funds, Inc.
OneAmerica Value Portfolio                               O                    OneAmerica Funds, Inc.
Pioneer Emerging Markets VCT Portfolio                   I                    Pioneer Variable Contracts Trust (VCT)
Pioneer Equity Income VCT Portfolio                      II                   Pioneer Variable Contracts Trust (VCT)
Pioneer Fund VCT Portfolio                               I                    Pioneer Variable Contracts Trust (VCT)
Pioneer Select Mid Cap Growth VCT Portfolio              I                    Pioneer Variable Contracts Trust (VCT)
Royce Capital Small-Cap Portfolio                        Investor             The Royce Funds

INVESTMENT ACCOUNT AND                                   CLASS DESIGNATION
CORRESPONDING FUND PORTFOLIO                             IF ANY                FUND
----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio                                       T. Rowe Price Equity Series, Inc.
T. Rowe Price Equity Income Portfolio                                          T. Rowe Price Equity Series, Inc.
T. Rowe Price Limited-Term Bond Portfolio                                      T. Rowe Price Equity Series, Inc.
T. Rowe Price Mid-Cap Growth Portfolio                                         T. Rowe Price Equity Series, Inc.
Templeton Global Bond VIP Fund (Formerly                 1                     Franklin Templeton Variable Insurance Products
Templeton Global Bond Securities)                                              Trust
Templeton Foreign VIP Fund (Formerly                     2                     Franklin Templeton Variable Insurance Products
Templeton Foreign Securities Fund)                                             Trust
Timothy Plan Conservative Growth Variable                                      Timothy Plan Portfolio Variable Series
Timothy Plan Strategic Growth Variable                                         Timothy Plan Portfolio Variable Series
Vanguard VIF Diversified Value Portfolio                                       Vanguard Variable Insurance Fund
Vanguard VIF Mid-Cap Index Portfolio                                           Vanguard Variable Insurance Fund
Vanguard VIF Small Company Growth Portfolio                                    Vanguard Variable Insurance Fund
Vanguard VIF Total Bond Market Index Portfolio                                 Vanguard Variable Insurance Fund
                                                                               Vanguard Variable Insurance Fund



  - Not all Funds in which the Investment Account invest are available with all contracts.



AUL credits interest on amounts allocated to the Fixed Account at a minimum guaranteed rate of 3 percent. (See rules and limits on transfers from the Fixed Account allocations.)

DEDUCTIONS

  FROM FUND PORTFOLIOS


  - The Investment Advisors of the underlying Fund Portfolios deduct Management or Advisory fees and other operating expenses from the assets of each of the individual Fund Portfolios. These fees and expenses range from 0.10 percent to 2.10 percent of the Portfolios' net assets. These fees are not deducted under the Contract. They are reflected in the Portfolios' net asset values.


  FROM ACCOUNT VALUE

  - Monthly Deductions from the Account Value are made for the cost of insurance and administration fees. In addition, charges for any supplemental and/or rider benefits are deducted from the Account Value on a monthly basis. The current Administrative charge is $25 per month assessed for the first Policy Year and $10 per month after the first Policy Year. The amount of the charge(s) for cost of insurance and for supplemental and / or rider benefits can be found in the Fee Table.

  FROM INVESTMENT ACCOUNTS

  - Monthly charge at a guaranteed annual rate of 0.75 percent from the Variable Account Value during the first ten (10) Policy Years and 0.25 percent thereafter. This charge is not deducted from the Fixed Account value.


ACCOUNT VALUE

  - Account Value is equal to Net Premiums, as adjusted each Valuation Date to reflect Investment Account investment experience, interest credited on Fixed Account value, charges deducted and other Policy transactions (such as transfers, loans and surrenders).

  - Varies from day to day. There is no minimum guaranteed Account Value. The Policy may lapse if the Cash Surrender Value is insufficient to cover a Monthly Deduction due.

  - Can be transferred among the Investment Account and Fixed Account. A transfer fee of $25.00 may apply if more than twenty-four (24) transfers are made in a Policy Year.

  - Is the starting point for calculating certain values under a Policy, such as the Cash Value, Cash Surrender Value and the Death Benefit used to determine Death Benefit Proceeds.


CASH BENEFITS

  - Loans may be taken for amounts up to 90 percent of the Account Value, less loan interest due on the next Policy Anniversary, any surrender charges, less three (3) months of Monthly Deductions, and less any existing loans and accrued loan interest.

  - Partial Surrenders generally can be made provided there is sufficient remaining Cash Surrender Value.

  - The policy may be surrendered in full at any time for its Cash Surrender Value. A surrender charge will apply during the first nine (9) Policy Years.

  -  Settlement options are available.

  - Loans, Partial Surrenders, and Full Surrenders may have adverse tax consequences.


DEATH BENEFITS


  -  May be Income Tax-free to beneficiary.


  -  Available as lump sum or under variety of settlement options.

  - For all Standard Classes, the minimum Total Face Amount is $50,000; for Preferred and Standard Plus Classes, the minimum is $100,000.

  -  Three (3) Death Benefit options available:

     Option 1, equal to the Total Face Amount, and

     Option 2, equal to the Total Face Amount plus Account Value.

     Option 3, equal to the Total Face Amount plus Net Accumulated Premiums.

  -  Flexibility to change the Death Benefit option and Total Face Amount.

  - Any outstanding loan and loan interest is deducted from the amount payable.

  -  Supplemental and/or rider benefits may be available.

      GENERAL INFORMATION ABOUT AUL, THE SEPARATE ACCOUNT AND THE FUNDS



AMERICAN UNITED LIFE INSURANCE COMPANY(R)

American United Life Insurance Company(R) ("AUL") has its principal offices at One American Square, Indianapolis, Indiana, 46282. AUL is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company ("MHC").

After conversion, MHC issued voting stock to a newly-formed stock holding company, OneAmerica Financial Partners, Inc. (the "Stock Holding Company"). The Stock Holding Company may, at some future time, offer shares of its stock publicly or privately; however, MHC must always hold at least 51 percent of the voting stock of the Stock Holding Company, which in turn owns 100 percent of the voting stock of AUL. No plans have been formulated to issue any shares of capital stock of the Stock Holding Company at this time. The Stock Holding Company issued $200 million aggregate principal amount of its 7 percent senior notes due 2033 in 2003.


AUL conducts a conventional life insurance and annuity business. At December 31, 2014, the OneAmerica Financial Partners, Inc. enterprise, in which AUL is a subsidiary, had assets of $33,404.4 million and had equity of $2,326.4 million. The principal underwriter for the Contracts is OneAmerica Securities, Inc., a wholly owned subsidiary of AUL. OneAmerica Securities, Inc. is registered as a broker-dealer with the SEC.



SEPARATE ACCOUNT

The Separate Account was established as a segregated investment account under Indiana law on July 10, 1997. It is used to support the Policies and may be used to support other variable life insurance contracts, and for other purposes permitted by law. The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). AUL has established other segregated Investment Accounts, some of which also are registered with the SEC.

The Separate Account is divided into Investment Accounts. The Investment Accounts available under the Policies invest in shares of Portfolios of the Funds. The Separate Account may include other Investment Accounts that are not available under the Policies and are not otherwise discussed in this Prospectus. The assets in the Separate Account are owned by AUL.

Income, gains and losses, realized or unrealized, of an Investment Account are credited to or charged against the Investment Account without regard to any other income, gains or losses of AUL. Applicable insurance law provides that assets equal to the reserves and other contract liabilities of the Separate Account are not chargeable with liabilities arising out of any other business of AUL. AUL is obligated to pay all benefits provided under the Policies.


THE FUNDS


AUL has entered into agreements with the Distributors/Advisors of AB Variable Products Series Fund, Inc., Alger Portfolios, American Century(R) Variable Portfolios, Inc., Calvert Variable Series, Inc., Columbia Funds Variable Insurance Trust, Dreyfus Investment Portfolios, Fidelity(R) Variable Insurance Products Freedom Funds, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Invesco V. I. Funds Trust, Janus Aspen Series, Neuberger Berman Advisers Management Trust, OneAmerica Funds, Inc., Pioneer Variable Contracts Trust (VCT), The Royce Funds, T. Rowe Price Equity Series, Inc., Timothy Plan(R) Portfolio Variable Series and Vanguard Variable Insurance Fund, under which AUL has agreed to render certain services and to provide information about these Funds to Owners who invest in the Investment Accounts that invest in these Funds. Under these agreements and for providing these services, AUL receives compensation from the Distributor/Advisor of these Funds, (or from the Funds if a 12b-1 plan has been approved) ranging from zero basis points until a certain level of Fund assets have been purchased to 50 basis points based on an annual service fee of average daily market value of shares owned by the Separate Account.



REVENUE AUL RECEIVES

Under the agreements referenced in the immediately preceding section, AUL has agreed to render certain services and to provide information about the Funds in the preceding section to its Contract Owners and/or Participants who invest in the Investment Accounts that invest in these Funds. Further, under these agreements, AUL may directly or indirectly receive payments from the underlying Fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with these certain administrative, marketing and other services AUL provides and expenses AUL incurs. AUL generally receives these types of payments:

RULE 12B-1 FEES & OTHER FEES. By virtue of the agreements entered into between the Funds and AUL, AUL receives compensation from the Distributor/Advisor of the Funds, ranging from zero basis points until a certain level of Fund assets have been purchased to 50 basis points based on an annual service fee of average daily market value of shares owned by the Separate Account. AUL retains any such 12b-1 and any other fees it receives that are attributable to AUL's variable insurance products.


ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES ("SUPPORT FEES"). As noted above, an investment advisor, sub-advisor, administrator and/or distributor (or affiliates thereof) of the underlying Fund Portfolios may make payments to AUL. These payments may be derived, in whole or in part, from the advisory fee deducted from the underlying Fund Portfolio assets. Contract Owners and /or Participants, through their investment in the Investment Accounts which invest in the underlying Fund Portfolios; bear the costs of these advisory fees. The amount of the payments AUL receives is based on a percentage of the assets of the particular underlying Fund Portfolios attributable to the policy and to certain other variable insurance products that AUL issues. These percentages differ and may be significant. Some advisors or sub-advisors pay AUL more than others.

Since not all Funds pay AUL the same amount of 12b-1 Fees or Support Fees, the amount of the fees received by AUL may be greater or smaller depending upon the manner in which you allocate the money that makes up your Account Value.


The investment advisors of the Funds are identified in the Summary. All of the investment advisors are registered with the SEC as investment advisors. The Funds offer their shares as investment vehicles to support variable contracts. The advisors or distributors to certain Funds may advise and distribute other investment companies that offer their shares directly to the public, some of which have names similar to the names of the Funds in which the Investment Accounts invest. These investment companies offered to the public should not be confused with the Funds in which the Investment Accounts invest. The Funds are described in their Prospectuses, which accompany this Prospectus.



The Owner should consult his or her registered representative who may provide information on the Funds, as not all of them may be suitable for an Owner's investment needs. The Owner can lose money by investing in a Contract, and the underlying Funds could underperform other investments. Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment advisor, subadvisor, manager, or sponsor, AUL does not represent or assure that the investment results will be comparable to those of any other portfolio, even where the investment advisor, subadvisor, or manager is the same. Certain Funds available through the Contract have names similar to Funds not available through the Contract. The performance of a Fund not available through the Contract does not indicate performance of a similarly named Fund available through the Contract. Differences in Portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in Fund performance. For all these reasons, you should expect investment results to differ.


Each Fund is registered with the SEC as a diversified, open-end management investment company under the 1940 Act, although the SEC does not supervise their management or investment practices and policies. Each of the Funds comprises one or more of the Portfolios and other series that may not be available under the Policies. The investment objectives of each of the Portfolios are described below.

THE FUNDS ARE DESCRIBED IN THEIR PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. FOR MORE COMPLETE INFORMATION CONCERNING THE APPLICABLE FUND AND ITS PORTFOLIOS, PLEASE SEE THE APPLICABLE FUND'S PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.




FUND                                          INVESTMENT ADVISOR                  OBJECTIVE
---------------------------------------------------------------------------------------------------------------------------------
AB VPS International Growth Portfolio -       AllianceBernstein L.P.              Seeks long-term growth of capital.
A Class (Formerly AllianceBernstein VPS
International Growth Portfolio)

AB VPS International Value Portfolio -        AllianceBernstein L.P.              Seeks long-term growth of capital.
A Class (Formerly AllianceBernstein VPS
International Value Portfolio)

AB VPS Small/Mid Cap Value Portfolio -        AllianceBernstein L.P.              Seeks long-term growth of capital.
A Class (Formerly AllianceBernstein VPS
Small/Mid Cap Value Portfolio)

Alger Large Cap Growth Portfolio - I-2 Class  The Manager                         Seeks long-term capital appreciation.

Alger Small Cap Growth Portfolio - I-2 Class  The Manager                         Seeks long-term capital appreciation.

American Century VP Capital Appreciation      American Century(R) Investment      Seeks capital growth.
Fund - I Class                                Management, Inc.

American Century VP Income & Growth           American Century(R) Investment      Seeks capital growth and income as a secondary
Fund - I Class                                Management, Inc.                    objective.

American Century VP International Fund -      American Century(R) Investment      Seeks capital growth.
I Class                                       Management, Inc.

American Century VP Mid Cap Value Fund -      American Century(R) Investment      Seeks long-term capital growth and seeks income
II Class                                      Management, Inc.                    as a secondary objective.

American Century VP Ultra Fund - I Class      American Century(R) Investment      Seeks long-term capital growth.
                                              Management, Inc.

Calvert VP SRI Mid Cap Growth Portfolio       Calvert Asset Management            Seeks long-term capital appreciation.
                                              Company, Inc.

Columbia Variable Portfolio-Small Cap Value   Columbia Management Investment      Seeks long-term capital appreciation.
Fund - 1 Class                                Advisers LLC


FUND                                            INVESTMENT ADVISOR                 OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
Columbia Variable Portfolio-US Government       Columbia Management Investment     Seeks high level of current income and safety of
Mortgage Fund - 1 Class                         Advisers LLC                       principal.

Dreyfus Investment Portfolios (IP), Small Cap   The Dreyfus Corporation            Seeks capital appreciation.
Stock Index Portfolio - Service Class

Dreyfus Investment Portfolios (IP), Technology  The Dreyfus Corporation            Seeks to match the performance of the S&P Small
Growth Portfolio - Service Class                                                   Cap 600 Index.

Dreyfus Variable Investment Fund (VIF),         The Dreyfus Corporation            Seeks long-term capital growth and seeks current
Appreciation Portfolio - Service Class                                             income as a secondary objective.

Fidelity VIP Asset Manager Portfolio - Initial  Fidelity(R) Management & Research  Seeks to obtain high total return.
Class                                           Company

Fidelity VIP Contrafund Portfolio - Initial     Fidelity(R) Management & Research  Seeks long-term capital appreciation.
Class                                           Company

Fidelity VIP Equity-Income Portfolio - Initial  Fidelity(R) Management & Research  Seeks reasonable income.
Class                                           Company

Fidelity VIP Freedom 2005 Portfolio - Initial   Strategic Advisers(R)              Seeks high total return with a secondary
Class                                                                              objective of principal preservation as the fund
                                                                                   approaches its target date and beyond.

Fidelity VIP Freedom 2010 Portfolio - Initial   Strategic Advisers(R)              Seeks high total return with a secondary
Class                                                                              objective of principal preservation as the fund
                                                                                   approaches its target date and beyond.

Fidelity VIP Freedom 2015 Portfolio - Initial   Strategic Advisers(R)              Seeks high total return with a secondary
Class                                                                              objective of principal preservation as the fund
                                                                                   approaches its target date and beyond.

Fidelity VIP Freedom 2020 Portfolio - Initial   Strategic Advisers(R)              Seeks high total return with a secondary
Class                                                                              objective of principal preservation as the fund
                                                                                   approaches its target date and beyond.

Fidelity VIP Freedom 2025 Portfolio - Initial   Strategic Advisers(R)              Seeks high total return with a secondary
Class                                                                              objective of principal preservation as the fund
                                                                                   approaches its target date and beyond.

Fidelity VIP Freedom 2030 Portfolio - Initial   Strategic Advisers(R)              Seeks high total return with a secondary
Class                                                                              objective of principal preservation as the fund
                                                                                   approaches its target date and beyond.

Fidelity VIP Freedom Income Portfolio -         Strategic Advisers(R)              Seeks high total return with a secondary
Initial Class                                                                      objective of principal preservation.

Fidelity VIP Growth Portfolio - Initial Class   Fidelity(R) Management & Research  Seeks capital appreciation.
                                                Company

Fidelity VIP High Income Portfolio - Initial    Fidelity(R) Management & Research  Seeks a high level of current income, while also
Class                                           Company                            considering growth of capital.

Fidelity VIP Index 500 Portfolio - Initial      Fidelity(R) Management & Research  Seeks results that correspond to the total return
Class                                           Company                            of common stocks that comprise the S&P 500(R).

Fidelity VIP Mid Cap Portfolio - Service 2      Fidelity(R) Management & Research  Seeks long-term growth of capital.
Class                                           Company

Fidelity VIP Money Market Portfolio - Initial   Fidelity(R) Management & Research  Seeks as high a level of current income as is
Class                                           Company                            consistent with preservation of capital and
                                                                                   liquidity.

Fidelity VIP Overseas Portfolio - Initial       Fidelity(R) Management & Research  Seeks long-term capital appreciation.
Class                                           Company

Franklin Founding Funds Allocation VIP          Franklin Templeton Services, LLC   Seeks capital appreciation and income as a
Fund - 1 Class (Formerly Franklin Templeton                                        secondary objective.
VIP Founding Funds Allocation Fund)


FUND                                             INVESTMENT ADVISOR                 OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value VIP Fund -              Franklin Advisory Services, LLC    Seeks long-term total return.
1 Class (Formerly Franklin Small Cap Value
Securities Fund)

Invesco V.I. Core Equity Fund - Series II Class  Invesco Advisers, Inc.             Seeks growth of capital.

Invesco V.I. Diversified Dividend Fund -         Invesco Advisers, Inc.             Seeks current income and long-term growth of
Series I Class                                                                      income and capital

Invesco V.I. Global Health Care Fund - Series I  Invesco Advisers, Inc.             Seeks long-term capital growth.
Class

Invesco V.I. Global Real Estate Fund - Series I  Invesco Advisers, Inc.             Seeks high total return.
Class

Invesco V.I. High Yield Fund - Series I Class    Invesco Advisers, Inc.             Seeks a high level of current income.

Invesco V.I. International Growth Fund -         Invesco Advisers, Inc.             Seeks long-term capital growth.
Series II Class

Invesco V.I. Managed Volatility Fund - Series I  Invesco Advisers, Inc.             Seeks capital growth and current income.
Class (Formerly Invesco V.I. Utilities Fund)

Invesco V.I. Mid Cap Growth Fund - Series I      Invesco Advisers, Inc.             Seeks long-term growth of capital.
Class

Janus Aspen Flexible Bond Portfolio -            Janus Capital Management LLC       Seeks to obtain maximum total return.
Institutional Class

Janus Aspen Forty Portfolio - Institutional      Janus Capital Management LLC       Seeks long-term growth of capital.
Class

Janus Aspen Global Research Portfolio -          Janus Capital Management LLC       Seeks long-term capital growth.
Institutional Class

Janus Aspen Overseas Portfolio - Service Class   Janus Capital Management LLC       Seeks long-term capital growth.

Janus Aspen Perkins Mid Cap Value Portfolio -    Janus Capital Management LLC       Seeks capital appreciation.
Service Class

Neuberger Berman AMT Mid Cap Growth              Neuberger Berman Management        Seeks growth of capital.
Portfolio - Service Class                        LLC

Neuberger Berman AMT Small Cap Growth            Neuberger Berman Management        Seeks long-term capital growth.
Portfolio - Service Class                        LLC

Neuberger Berman Mid Cap Intrinsic Value         Neuberger Berman Management        Seeks growth of capital.
Portfolio - I Class                              LLC

Neuberger Berman Short Duration Bond             Neuberger Berman Management        Seeks highest available income with a secondary
Portfolio - I Class                              LLC                                objective of total return.

OneAmerica Asset Director Portfolio - O Class    OneAmerica Asset Management, LLC   Seeks to provide high total return.

OneAmerica Investment Grade Bond                 OneAmerica Asset Management, LLC   Seeks a high level of income and seeks capital
Portfolio - O Class                                                                 appreciation as a secondary objective.

OneAmerica Money Market Portfolio - O Class      OneAmerica Asset Management, LLC   Seeks to provide a level of current income.

OneAmerica Value Portfolio - O Class             OneAmerica Asset Management, LLC   Seeks long-term capital appreciation and seeks
                                                                                    current investment income as a secondary
                                                                                    objective.

Pioneer Emerging Markets VCT Portfolio -         Pioneer Investment Management,     Seeks long-term growth of capital.
I Class                                          Inc.

Pioneer Equity Income VCT Portfolio - II Class   Pioneer Investment Management,     Seeks current income and long-term growth of
                                                 Inc.                               capital.

Pioneer Fund VCT Portfolio - I Class             Pioneer Investment Management,     Seeks reasonable income and capital growth.
                                                 Inc.

Pioneer Select Mid Cap Growth VCT                Pioneer Investment Management,     Seeks capital growth.
Portfolio - I Class                              Inc.


FUND                                          INVESTMENT ADVISOR                 OBJECTIVE
----------------------------------------------------------------------------------------------------------------------------------
Royce Capital Small-Cap Portfolio - Investor  Royce & Associates, LLC            Seeks long-term growth of capital.
Class

T. Rowe Price Blue Chip Growth Portfolio      T. Rowe Price Associates           Seeks to provide long-term growth and income as
                                                                                 a secondary objective.

T. Rowe Price Equity Income Portfolio         T. Rowe Price Associates           Seeks high current income and long-term capital
                                                                                 growth.

T. Rowe Price Limited-Term Bond Portfolio     T. Rowe Price Associates           Seeks high level of current income.

T. Rowe Price Mid-Cap Growth Portfolio        T. Rowe Price Associates           Seeks long-term capital appreciation.

Templeton Foreign VIP Fund - 2 Class          Franklin Advisory Services, LLC    Seeks long-term growth.
(Formerly Templeton Foreign Securities Fund)

Templeton Global Bond VIP Fund - 1 Class      Franklin Templeton Services, LLC   Seeks high current income.
(Formerly Templeton Global Bond Securities)

Timothy Plan Conservative Growth Variable     Timothy Partners, Ltd.             Seeks long-term capital growth.

Timothy Plan Strategic Growth Variable        Timothy Partners, Ltd.             Seeks long-term capital growth.

Vanguard VIF Diversified Value Portfolio      Barrow, Hanley, Mewhinney &        Seeks long-term capital appreciation and income.
                                              Strauss LLC

Vanguard VIF Mid-Cap Index Portfolio          Vanguard(R) Group                  Seeks to track the performance of a benchmark
                                                                                 index that measures the investment return of mid-
                                                                                 capitalization stocks.

Vanguard VIF Small Company Growth             Granahan Investment Management,    Seeks long-term capital appreciation.
Portfolio                                     Inc. & Vanguard(R) Group

Vanguard VIF Total Bond Market Index          Vanguard(R) Group                  Seeks to track the performance of a broad,
Portfolio                                                                        market-weighted bond index.





AUL cannot guarantee that each Fund or Portfolio in which the Investment Accounts invest will always be available for the Policies; but, in the unlikely event that a Fund or Portfolio is not available, AUL will take reasonable steps to secure the availability of a comparable fund. Shares of each Portfolio are purchased and redeemed at net asset value, without a sales charge.



VOTING RIGHTS

AUL is the legal owner of the shares of the Portfolios held by the Investment Accounts of the Separate Account. In accordance with its view of present applicable law, AUL will exercise voting rights attributable to the shares of each Portfolio held in the Investment Accounts at regular and special meetings of the shareholders of the Funds or Portfolios on matters requiring shareholder voting under the 1940 Act. AUL will exercise these voting rights based on instructions received from persons having the voting interest in corresponding Investment Accounts of the Separate Account and consistent with any requirements imposed on AUL under contracts with any of the Funds, or under applicable law. However, if the Investment Company Act of 1940 or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result AUL determines that it is permitted to vote the shares of the Portfolios in its own right, it may elect to do so.

The person having the voting interest under a Policy is the Owner. AUL or the pertinent Fund shall send to each Owner a Fund's proxy materials and forms of instruction by means of which instructions may be given to AUL on how to exercise voting rights attributable to the Portfolio's shares.

Unless otherwise required by applicable law or under a contract with any of the Funds, with respect to each of the Portfolios, the number of Portfolio shares as to which voting instructions may be given to AUL is determined by dividing the value of all of the accumulation units of the corresponding Investment Account attributable to a Policy on a particular date by the net asset value per share of that Portfolio as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the date coincident with the date established by a Fund for determining shareholders eligible to vote at the meeting of the Fund or Portfolio. If required by the SEC or under a contract with any of the Funds, AUL reserves the right to determine in a different fashion the voting rights attributable to the shares of the Portfolio. Voting instructions may be cast in person or by proxy.

Voting rights attributable to the Policies for which no timely voting instructions are received will be voted by AUL in the same proportion as the voting instructions which are received in a timely manner for all Policies participating in that Investment Account. AUL will vote shares of an Investment Account, if any, that it owns beneficially in its own discretion, except that if a Fund offers its shares to any insurance company separate account that funds variable annuity and variable life contracts or if otherwise required by applicable law or contract, AUL will vote its own shares in the same proportion as the voting instructions that are received in a timely manner for Policies participating in the Investment Account.

Neither the Separate Account nor AUL is under any duty to inquire as to the instructions received or the authority of Owners or others to instruct the voting of shares of any of the Portfolios.

If required by state insurance officials, AUL may disregard Owner voting instructions if such instructions would require shares to be voted so as to cause a change in sub-classification or investment objectives of one or more of the Portfolios, or to approve or disapprove an investment advisory agreement. In addition, AUL may under certain circumstances disregard voting instructions that would require changes in the investment advisory contract or investment advisor of one or more of the Portfolios, provided that AUL reasonably disapproves of such changes in accordance with applicable federal regulations. If AUL ever disregards voting instructions, Owners will be advised of that action and of the reasons for such action in the next semiannual report. Finally, AUL reserves the right to modify the manner in which the weight to be given to pass-through voting instructions is calculated when such a change is necessary to comply with current federal regulations or the current interpretation thereof.



                      PREMIUM PAYMENTS AND ALLOCATIONS



APPLYING FOR A POLICY

AUL requires satisfactory evidence of the proposed Insured's insurability, which may include a medical examination of the proposed Insured. The available Ages are 0 through 85 on a standard basis, and 18 through 85 on a preferred non-tobacco user, preferred tobacco user and standard plus tobacco user basis. Age is determined based on the Insured's Age as of the Policy Date. Acceptance of an application depends on AUL's underwriting rules, and AUL reserves the right to reject an application. Coverage under the Policy is effective as of the later of the date the initial premium is paid or the Issue Date.

As the Owner of the Policy, the Owner may exercise all rights provided under the Policy while the Insured is living, subject to the interests of any assignee or irrevocable beneficiary. The Insured is the Owner, unless a different Owner is named in the application. In accordance with the terms of the Policy, the Owner may in the application or by Proper Notice name a contingent Owner or a new Owner while the Insured is living. The Policy may be jointly owned by more than one Owner. The consent of all joint Owners is required for all transactions except when proper forms have been executed to allow one Owner to make changes. Unless a contingent Owner has been named, on the death of the last surviving Owner, ownership of the Policy passes to the estate of the last surviving Owner, which then will become the Owner. A change in Owner may have tax consequences. See "Tax Considerations."


RIGHT TO EXAMINE PERIOD

The Owner may cancel the Owner's Policy for a refund during the Owner's "Right To Examine" Period. This period expires ten (10) calendar days after the Owner receives the Owner's Policy (or a longer period if required by law). If the Owner decides to cancel the Policy, the Owner must return it by mail or other delivery method to the Corporate Office or to the authorized AUL representative who sold it. Immediately after mailing or delivery of the Policy to AUL, the Policy will be deemed void from the beginning. Within seven (7) calendar days after AUL receives the returned Policy, depending upon the state in which the Policy was issued, AUL will refund either the premiums paid or the Account Value.


PREMIUMS

The minimum initial premium payment required depends on a number of factors, such as the Age, sex and risk class of the proposed Insured, the Base Face Amount, any supplemental and/or rider benefits and the Planned Premium payments the Owner proposes to make. Consult an AUL representative for information about the initial premium required for the coverage the Owner desires.

The initial premium is due on or before delivery of the Policy. There will be no coverage until this premium is paid or until the Issue Date, whichever is later.

The Owner may make other premium payments at any time and in any amount, subject to the limits described in this section. The actual amount of premium payments will affect the Account Value and the period of time the Policy remains in force.

Premium payments after the initial payment must be made to AUL's Corporate Office. Each payment must be at least equal to $100 monthly or $1,000 annually.

The Planned Premium is the amount for which AUL will bill the Owner or, in the case of AUL's automatic premium plan (which deducts the Planned Premium from the Owner's checking account), the amount for which AUL will charge the Owner's account. The amount and Premium Mode of the Planned Premium are shown on the Policy Data Page in the Owner's Policy. The Owner may change the amount and the Premium Mode of the Planned Premium by Proper Notice, at a maximum of once per year. AUL reserves the right to change the Planned Premium to comply with AUL's rules for billing amount and frequency.

Unless otherwise indicated, premiums received in excess of Planned Premium will be applied as additional premium.

If the payment of any premium would cause an increase in the Net Amount at Risk because of the Minimum Insurance Percentage, AUL may require satisfactory evidence of insurability before accepting it. If AUL accepts the premium, AUL will allocate the Net Premium to the Owner's Account Value on the date of AUL's acceptance. If AUL does not accept the premium, AUL will refund it to the Owner.

If the payment of any premium would cause the Policy to become a Modified Endowment, AUL will try to notify the Owner upon allocating the premium after the first Monthiversary after a premium payment. In the event that AUL notifies the Owner, consistent with the terms of the notice, the Owner may choose whether the Owner wants the premium refunded to him or her. AUL reserves the right to refund any premiums that cause the Policy to become a Modified Endowment. Additionally, upon request, AUL will refund the premium to the Owner no later than sixty (60) days after the end of the Policy Year in which AUL receives the premium.

If the payment of any premium would cause this Policy to fail to meet the federal tax definition of a life insurance contract in accordance with the Internal Revenue Code, AUL may make reasonable adjustments to the conditions or terms of this Policy if necessary to allow it to continue to qualify as life insurance. In order to ensure that this Policy qualifies as life insurance, the Guideline Premium Test or the Cash Value Accumulation Test will be applied to the Owner's Policy. If the Owner does not select a test, the default test is the Guideline Premium Test. The Owner cannot change the selection after the Policy Date. This provision is not a guarantee that the Policy will receive tax treatment as life insurance. Additionally, this provision does not guarantee that the tax treatment of life insurance will never change by future actions of any tax authority.


GUIDELINE PREMIUM TEST. If at any time the premiums received by AUL exceed the amount allowable for tax qualification, the excess amount may be removed from the Policy as of the date of its payment, together with interest and/or investment experience thereon from such date, and any appropriate adjustment in the Death Benefit shall be made as of such date. This excess amount shall be refunded within sixty (60) days after the end of the applicable Policy Year. If this excess amount is not refunded within sixty (60) days, the Total Face Amount under the Policy shall be increased retroactively so that at no time is the Death Benefit ever less than the amount needed to ensure or maintain tax qualification. However, AUL will not refuse to accept any premium necessary to continue coverage, even if the Contract will lose its tax qualification, but only if the premium would result in a zero Cash Value at the end of the Policy Year. Additionally, the minimum Death Benefit must be maintained.



CASH VALUE ACCUMULATION TEST. The minimum Death Benefit must be maintained. AUL may modify the Minimum Insurance Percentage shown on the Owner's Policy Data Page, retroactively if needed, to ensure or maintain qualification of the Owner's Policy as a life insurance contract for federal income tax purposes, notwithstanding any other provision of this Policy to the contrary.



POLICY CHANGES EFFECT ON LIFE INSURANCE QUALIFICATION TESTS. Policy changes, such as a change in Death Benefit Option, Total Face Amount, or certain other policy changes, will frequently change the policy's limits under the selected Life Insurance Qualification Test. If any requested change would cause the Policy to fail to qualify as life insurance for tax purposes, AUL may refuse or limit the request.


PLANNED PREMIUMS. When applying for a Policy, the Owner may select a plan for paying level premium payments semi-annually or annually. If the Owner elects, AUL will also arrange for payment of Planned Premiums on a monthly basis under a pre-authorized payment arrangement. The Owner is not required to pay premium payments in accordance with these plans; rather, the Owner can pay more or less than planned, or skip a Planned Premium entirely. Each premium after the initial premium must be at least $100 monthly or $1,000 annually. AUL may increase this minimum ninety (90) days after AUL sends the Owner a written notice of such increase. Subject to the limits described above, the Owner can change the amount and frequency of Planned Premiums whenever the Owner wants by sending Proper Notice to the Corporate Office, at a maximum of once per year. However, AUL reserves the right to limit the amount of a premium payment or the total premium payments paid. During the No-Lapse Guarantee Period, if the Planned Premium is not sufficient to satisfy the requirements of the No-Lapse Guarantee Period, then this Policy is not guaranteed to remain in force. If the Owner selects the Extended No-Lapse Guarantee Rider and the Planned Premium is not sufficient to satisfy the requirements of the rider, then this Policy is not guaranteed to remain in force.


PREMIUM PAYMENTS TO PREVENT LAPSE


Failure to pay Planned Premiums will not necessarily cause a Policy to lapse. Conversely, paying all Planned Premiums will not guarantee that a Policy will not lapse. The conditions that will result in the Owner's Policy lapsing will vary depending on whether a No-Lapse Guarantee Period is in effect, as discussed below:



GRACE PERIOD. A grace period is a period in which an Owner can make a premium payment in an amount sufficient to prevent the Policy from lapsing. A grace period starts when the Cash Surrender Value on a Monthiversary is not sufficient to cover the Monthly Deduction. AUL will send notice of the grace period to the Owner's last known address and in such notice will inform the Owner of the amount of premiums that must be paid by the Owner during the grace period to prevent the Policy from lapsing. The grace period will expire thirty-one (31) days from the date that the notice is mailed to the Owner, unless required otherwise by state law. The Owner's Policy will remain in force during the grace period. If the Insured should die during the grace period, the Death Benefit proceeds will still be payable to the beneficiary, although the amount paid will be equal to the Death Benefit immediately prior to the start of the grace period, plus any benefits provided by rider, less any outstanding loan and loan interest and the lesser of the overdue Monthly Deductions or the shortfall in total required premiums to maintain the No-Lapse Guarantee as of the start of the grace period. See "Amount of Death Benefit Proceeds." If the grace period premium payment has not been paid before the grace period ends, the Owner's Policy will lapse. It will have no value, and no benefits will be payable. See "Reinstatement."


A grace period also may begin if any outstanding loan and loan interest becomes excessive. See "Policy Loans."

THE NO-LAPSE GUARANTEE PERIOD AND REQUIRED PREMIUM FOR THE NO-LAPSE GUARANTEE. The Policy contains a No-Lapse Guarantee Period of four (4) years. During this period, if the Cash Surrender Value is insufficient to pay the Monthly Deduction, then the Policy will remain in force and will not begin the grace period if the Policy satisfies the No-Lapse Guarantee Test listed below. While the

Policy is being maintained under the No-Lapse Guarantee Period, charges unable to be deducted will be waived.

The Required Premium for the No-Lapse Guarantee Period is shown on the Policy Data Page. If the Owner makes changes to the Policy during the No-Lapse Guarantee Period, such as an increase or decrease in the Base Face Amount and/or Supplemental Face Amount, Death Benefit option changes or additions and or deletions of any riders, then the required premium for subsequent months may change. If this occurs, AUL will send notice to the Owner. Changes to the Policy after the No-Lapse Guarantee Period has terminated will not begin a new No-Lapse Guarantee Period.

The Cash Surrender Value at the end of the No-Lapse Guarantee Period may be insufficient to keep the Policy in force unless an additional premium is paid. AUL will notify the Owner of the required additional premium.

NO-LAPSE GUARANTEE TEST. The Owner's Policy will satisfy the No-Lapse Guarantee test if on any Monthiversary where the grace period would normally begin, the sum of premiums paid to date, less any Partial Surrenders and any outstanding loan and loan interest, equals or exceeds the sum of the accumulated Required Premiums For The No-Lapse Guarantee Period (without interest) since the Policy Date.

If this test is failed on a Monthiversary where the Cash Surrender Value is insufficient to pay the Monthly Deduction, then the grace period will begin. The grace period notice will be sent which requests the lesser of:

   1. The grace period amount defined in the Termination Policy section; or

   2. The sum of:

      a. The accumulated Required Premium for the No-Lapse Guarantee Period (without interest) since the Policy Date; less

      b. The sum of the premiums received less any Partial Surrenders and any outstanding loans and loan interest to the end of the grace period; plus

      c. The Required Premiums for the No-Lapse Guarantee Period, for the grace period.


PREMIUM ALLOCATIONS AND CREDITING

On the Investment Option Election Form, the Owner specifies the percentage of a Net Premium to be allocated to the Investment Accounts and to the Fixed Account. The sum of the Owner's allocations must equal 100 percent, with at least 1 percent of the Net Premium payment allocated to each account selected by the Owner. All Net Premium allocations must be in whole percentages. AUL reserves the right to limit the number of Investment Accounts to which premiums may be allocated. The Owner can change the allocation percentages at any time, subject to these rules, by sending Proper Notice to the Corporate Office by telephone if written authorization is on file with AUL, or by using the internet. The change will apply to the premium payments received with or after receipt of the Owner's notice.

The initial Net Premium generally is allocated to the Fixed Account and the Investment Accounts in accordance with AUL's allocation instructions on the later of the day the "right to examine" period expires or the date AUL receives the premium at AUL's Corporate Office. Subsequent Net Premiums are allocated as of the end of the Valuation Period during which AUL receives the premium at the Corporate Office.

AUL generally allocates all Net Premiums received prior to the Issue Date to AUL's General Account prior to the end of the "right to examine" period. AUL will credit interest daily on Net Premiums so allocated. However, AUL reserves the right to allocate Net Premiums to the Fixed Account and the Investment Accounts of the Separate Account in accordance with the Owner's allocation instructions prior to the expiration of the "right to examine" period. If the Owner exercises the Owner's right to examine the Policy and cancel it by returning it to AUL, depending upon the state in which the Policy was issued, AUL will refund either the premiums paid or the Account Value. At the end of the "right to examine" period, AUL transfers the Net Premium and interest to the Fixed Account and the Investment Accounts of the Separate Account based on the percentages the Owner has selected in the application. For purposes of determining the end of the "right to examine" period, solely as it applies to this transfer, AUL assumes that receipt of this Policy occurs five (5) calendar days after the Issue Date.

Premium payments requiring satisfactory evidence of insurability will not be credited to the Policy until underwriting has been completed and the premium payment has been accepted. If the additional premium payment is rejected, AUL will return the premium payment immediately, without any adjustment for investment experience.


TRANSFER PRIVILEGE

The Owner may transfer amounts between the Fixed Account and Investment Accounts or among Investment Accounts at any time after the "right to examine" period. There currently is no minimum transfer amount, although AUL reserves the right to require a $100 minimum transfer. AUL must transfer the minimum amount, or, if less, the entire amount in the account from which the Owner is transferring each time a transfer is made. If after the transfer the amount remaining in any account is less than $25, AUL has the right to transfer the entire amount. Any applicable transfer charge will be assessed. The charge will be deducted from the account(s) from which the transfer is made on a pro rata basis.

Transfers are made such that the Account Value on the date of transfer will not be affected by the transfer, except for the deduction of any transfer charge. AUL reserves the right to limit the number of transfers to twenty-four (24) per year, or to restrict transfers from being made on consecutive Valuation
Dates.

If AUL determines that the transfers made by or on behalf of one (1) or more Owners are to the disadvantage of other Owners, AUL may restrict the rights of certain Owners. AUL also reserves the right to limit the size of transfers and remaining balances, to limit the number and frequency of transfers, and to discontinue telephone transfers.

The first twenty-four (24) transfers during each Policy Year are free. Any unused free transfers do not carry over to the next Policy Year. AUL reserves the right to assess a $25 charge for the twenty-fifth (25th) and each subsequent transfer during a Policy Year. For the purpose of assessing the charge, each request (internet or telephone request described below) is considered to be one (1) transfer, regardless of the number of Investment Accounts or the Fixed Account affected by the transfer. The charge will be deducted from the Investment Account(s) from which the transfers are made.

Unless AUL restricts the right of an Owner to transfer Funds as stated above, there is no limit on the number of transfers that can be made between Investment Accounts or to the Fixed Account. There is a limit on the amount transferred from the Fixed Account each Policy Year. See "Transfers from Fixed Account" for restrictions.

TELEPHONE AND INTERNET TRANSFERS. Telephone transfers will be based upon instructions given by telephone, provided the appropriate election has been made at the time of application or proper authorization has been provided to AUL. Transfers initiated via AUL's Internet site Account Services, www.oneamerica.com, will be processed as a result of authorization given by the user accessing the site. AUL reserves the right to suspend telephone or internet transfer privileges at any time, for any reason, if AUL deems such suspension to be in the best interests of Owners. AUL will employ reasonable procedures to confirm that instructions communicated by telephone or via the internet are genuine, and if AUL follows those procedures, AUL will not be liable for any losses due to unauthorized or fraudulent instructions. AUL may be liable for such losses if AUL does not follow those reasonable procedures. The procedures AUL will follow for telephone transfers include requiring some form of personal identification prior to acting on instructions received by telephone, providing written confirmation of the transaction, and making a tape recording of the instructions given by telephone.


ABUSIVE TRADING PRACTICES

LATE TRADING. Some investors attempt to profit from trading in Funds after the close of the market, but before the Fund has actually been priced. Because the market has closed, these investors have actual knowledge of the price of the securities prior to its calculation. They are, therefore, executing trades in the Funds with information that is not readily available to the market, thereby benefiting financially to the detriment of other shareholders.


AUL prohibits late trading in the Portfolios. The administrator of the Separate Accounts of AUL dates and time stamps all trades from whatever source and allows only those trades received prior to the close of the market to receive that day's unit value. All trades received after this point will receive the next day's calculated unit value.



MARKET TIMING. Some investors attempt to profit from various short-term or frequent trading strategies commonly known as market timing. Excessive purchases and redemptions disrupt underlying Portfolio management, hurt underlying Fund performance and drive underlying Fund expenses higher. These costs are borne by all Owners, including long-term investors who do not generate these costs.



AUL discourages market timing and excessive trading. If the Owner intends to engage in such practices, the Owner should not invest in the Variable Account. AUL reserves the right to reject any request to purchase units which it reasonably determines to be in connection with market timing or excessive trading by an investor or by accounts of investors under common control (for example, related Contract Owners, or a financial advisor with discretionary trading authority for multiple accounts).


AUL does not always know and cannot always reasonably detect such trading. AUL's policies and procedures only address market timing after the fact and are not prophylactic measures; they will only prevent market timing going forward once discovered. AUL has entered into agreements, pursuant to SEC Rule 22c-2, with all Funds offered under the Contract. The agreements require AUL to provide requested transaction detail to the Funds in order for the Funds to monitor market timing according to each Fund's respective policy. Once a possible abuse is flagged, AUL may restrict trading to the extent permitted under applicable laws and the Contract.

Generally, Owners trading history is reviewed to confirm if the trading activity is indeed abusive. This procedure is enforced against all Owners consistently.

If it is determined that the Owner's trading activity violates any Fund's trading policy, then the Owner shall be notified of restrictions on the Owner's account. The Owner's access to internet and interactive voice response trades are turned off and the Owner is limited to a specific number of trades per month, as determined by AUL or the respective Funds. AUL will not enter into any agreement with any individual, corporation, plan or other entity that would permit such activity for that entity while discouraging it for other Owners.


Some Funds may charge a redemption fee for short term-trading in their Funds. Furthermore, as stated above, the Funds monitor trading at the omnibus level and enforce their own policies and procedures based on their respective policies. AUL will cooperate and may share Participant-level trading information with the Funds to the extent necessary to assist in the enforcement of these policies. Please consult the Funds' prospectuses for more details.



DOLLAR COST AVERAGING PROGRAM


The Dollar Cost Averaging, ("DCA") Program, if elected, enables the Owner to transfer systematically and automatically, on a monthly basis, specified dollar amounts from the OneAmerica Money Market Investment Account ("MMIA") to other Investment Accounts. By allocating on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, the Owner may be less susceptible to the impact of market fluctuations. However, participation in the DCA Program does not assure a Contract Owner of greater profits from the purchases under the Program, nor will it prevent or necessarily alleviate losses in a declining market.

The Owner specifies the fixed dollar amount to be transferred automatically from the MMIA. At the time that the Owner elects the DCA Program, the Account Value in the MMIA from which transfers will be made must be at least $2,000.


The Owner may elect this DCA Program at the time of application by completing the authorization on the application or at any time after the Policy is issued by properly completing and returning the election form. Transfers made under the DCA Program will commence on the Monthiversary following the election.


Once elected, transfers from the MMIA will be processed until the value of the Investment Account is completely depleted or the Owner sends AUL Proper Notice instructing AUL to cancel the transfers.

Currently, transfers made under the DCA Program will not be subject to any transfer charge and will not count against the number of free transfers permitted in a Policy Year. AUL reserves the right to impose a $25 transfer charge for each transfer effected under a DCA Program. AUL also reserves the right to alter the terms or suspend or eliminate the availability of the Ongoing Dollar Cost Averaging Program at any time.


PORTFOLIO REBALANCING PROGRAM

The Owner may elect to have the accumulated balance of each Investment Account redistributed to equal a specified percentage of the Variable Account. This will be done on a quarterly or annual basis from the Monthiversary on which the Portfolio Rebalancing Program commences. If elected, this plan automatically adjusts the Owner's Investment Account mix to be consistent with the allocation most recently requested. The redistribution will not count toward the free transfers permitted each Policy Year. If the DCA Program has been elected, the Portfolio Rebalancing Program will not commence until the Monthiversary following the termination of the DCA Program.

The Owner may elect this Portfolio Rebalancing Program at the time of application by completing the authorization on the application or at any time after the Policy is issued by properly completing the election form and returning it to AUL. Modification of new money allocations will not, by itself, modify the Portfolio Rebalancing allocations.

Portfolio rebalancing will terminate when the Owner requests any transfer (which includes a loan transaction) or the day AUL receives Proper Notice instructing AUL to cancel the Portfolio Rebalancing Program. Portfolio Rebalancing is not available if the Owner chooses the Program, as annual rebalancing is independently a part of that Program.

AUL does not currently charge for this Portfolio Rebalancing Program. AUL reserves the right to alter the terms or suspend or eliminate the availability of Portfolio Rebalancing at any time.


PORTFOLIO OPTIMIZATION PROGRAM


THE PROGRAM


Portfolio Optimization is an asset allocation program offered at no additional charge for use within this variable life Policy. Asset allocation refers to the manner in which investments are distributed among asset classes to help attain an investment goal. For the Owner's variable life Policy, Portfolio Optimization can help with decisions about how the Owner should allocate the Owner's Account Value among available Investment Options. The theory behind Portfolio Optimization is that diversification among asset classes can help reduce volatility over the long term.



As part of the Program, several asset allocation models ("Portfolio Optimization Models" or "Models") have been developed. Mesirow Financial Investment Management, Inc., ("MFIM"), an independent entity unrelated to AUL, develops models for the Portfolio Optimization Program. Each of the models is based on different profiles of an investor's willingness to accept investment risk. If the Owner decides to subscribe to the Program and select one (1) of the Portfolio Optimization Models, the Owner's initial premium payment (in the case of a new application) or Account Value, as applicable, will be allocated to the Investment Options according to the Model the Owner selects. Subsequent premium payments, if allowed under the Owner's Contract, will also be allocated accordingly.


On a periodic basis (typically annually), the Portfolio Optimization Models are evaluated and the Models are updated by MFIM. If the Owner subscribes to Portfolio Optimization, the Owner's Account Value will automatically be reallocated in accordance with the Model the Owner selects as it is updated from time to time.


THE PORTFOLIO OPTIMIZATION MODELS


Up to five (5) asset allocation Models may be offered, each comprised of a carefully selected combination of Funds. Development of the Portfolio Optimization Models is conducted by MFIM. Investment Options are selected in a way intended to optimize potential returns for each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of an Investment Option in a Model based on its specific asset class exposure or other specific optimization factors, even where another Investment Option may have better historical performance.



PERIODIC UPDATES OF THE PORTFOLIO OPTIMIZATION MODEL AND NOTICES OF UPDATES

Each of the Portfolio Optimization Models are evaluated periodically (generally annually) by MFIM to assess whether the combination of Investment Options within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of the periodic analysis, each Model may change and Investment Options may be added to a Model (including Investment Options not currently available), or Investment Options may be deleted from a Model.


When the Owner's Portfolio Optimization Model is updated, the Owner's Account Value (and subsequent Premiums, if applicable) will be reallocated in accordance with any changes to the Model the Owner has selected. This means the allocation of the Owner's Account Value, and potentially the Investment Options, in which the Owner is invested, will automatically change, and the Owner's Account Value (and subsequent Premiums, if applicable) will be automatically reallocated among the Investment Options in the Owner's updated Model.

When the Portfolio Optimization Models are updated, written notice of the updated Models will be sent to the Owner at least thirty (30) days in advance of the date that the updated version of the Model is to be effective. The Owner should carefully review these notices. If the Owner wishes to accept the changes in the Owner's selected Model, the Owner will not need to take any action, as the Owner's Account Value (or subsequent Premiums, if applicable) will be reallocated in accordance with the updated Model automatically. If the Owner does not wish to accept the changes to the Owner's selected Model, the Owner can change to a different Model or withdraw from the Program. Some of the riders available under the Contract require the Owner to participate in a specific asset allocation service. If the Owner purchased any of these riders, such riders will terminate if the Owner withdraws from Portfolio Optimization or allocates any portion of the Owner's subsequent Premiums or Account Value to an Investment Option that is not currently allowed with the rider (as more fully described in each rider).


SELECTING A PORTFOLIO OPTIMIZATION MODEL

If the Owner chooses to subscribe to the Program, the Owner must determine which Portfolio Optimization Model is best for the Owner. AUL will not make this decision. The Owner should consult with his or her registered representative on this decision. The Owner's registered representative can help the Owner determine which Model is best suited to his or her financial needs, investment time horizon, and willingness to accept investment risk. The Owner should periodically review these factors with his or her registered representative to determine if the Owner should change Models to keep up with changes in the Owner's personal circumstances. The Owner's registered representative can assist the Owner in completing the proper forms to subscribe to the Program or to change to a different Model. The Owner may, in consultation with his or her registered representative, utilize analytical tools made available by AUL, including an investor profile questionnaire, which asks questions intended to help the Owner or his or her registered representative assess his or her financial needs, investment time horizon, and willingness to accept investment risk. It is the Owner's decision, in consultation with the Owner's registered representative, to select a Model or to change to a different Model, and AUL bears no responsibility for this decision. The Owner may change to a different Model at any time with a proper written request or by telephone or electronic instructions provided a valid telephone/electronic authorization is on file with AUL.


QUARTERLY REPORTS

If the Owner selects a Portfolio Optimization Model, the Owner will be sent a quarterly report that provides information about the Investment Options within the Owner's selected Model, in addition to or as part of the Owner's usual quarterly statement.


RISKS

Although the Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model Investment Option will not lose money or that investment results will not experience volatility. Investment performance of the Owner's Account Value could be better or worse by participating in a Portfolio Optimization Model than if the Owner has not participated. A Model may perform better or worse than any single Investment Option or asset class or other combinations of Investment Options or asset classes. Model performance is dependent upon the performance of the component Investment Options (and their underlying Portfolios). The timing of the Owner's investment and the rebalancing may affect performance. The Owner's Account Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

A Portfolio Optimization Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Portfolio Optimization Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the pertinent Portfolios and the Models.

As advisor to OneAmerica Funds, Inc., OneAmerica Asset Management, Inc. ("OAM") monitors performance of the OneAmerica Funds portfolios, and may, from time to time, recommend to the Fund's Board of Directors a change in portfolio management or strategy or the closure or merger of a portfolio, all of which could impact a Model if one or more of the OneAmerica Funds portfolios is a part of one or more Models. All Fund portfolios are analyzed by MFIM. Neither AUL nor OAM dictates to MFIM the number of portfolios in a Model, the percent that any portfolio represents in a Model, or which portfolios may be selected (other than to require exclusion of any portfolio that is expected to be liquidated, merged into another portfolio, or otherwise closed). AUL and OAM believe their reliance on the work of MFIM to develop and update the Models (as described above) reduces or eliminates the potential for AUL to be influenced by these competing interests, but there can be no assurance of this.

The Owner may change the Owner's Model selection at any time with Proper Notice. The Owner should consult with the Owner's registered representative to assist the Owner in determining which Model is best suited to the Owner's financial needs, investment time horizon, and is consistent with the Owner's risk comfort level. The Owner should periodically review those factors to determine if the Owner needs to change Models to reflect such changes. The Owner's registered representative can assist the Owner in completing the proper forms to enroll in Portfolio Optimization. Newly issued Contracts may require participation in the Program.

AUL is under no contractual obligation to continue this service and has the right to terminate or change the Program at any time.

                                FIXED ACCOUNT



SUMMARY OF THE FIXED ACCOUNT

Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, nor has the Fixed Account been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the Fixed Account nor any interests therein are subject to the provisions of these Acts and, as a result, the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account. The disclosure regarding the Fixed Account, may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

The Owner may allocate some or all of the Net Premiums and transfer some or all of the Variable Account Value to the Fixed Account, which is part of AUL's General Account and pays interest at declared rates (subject to a minimum interest rate AUL guarantees to be 3 percent). AUL's General Account supports AUL's insurance and annuity obligations.

The portion of the Account Value allocated to the Fixed Account will be credited with rates of interest, as described below. Since the Fixed Account is part of AUL's General Account, AUL benefits from investment gain and assumes the risk of investment loss on this amount. All assets in the General Account are subject to AUL's general liabilities from business operations.


MINIMUM GUARANTEED AND CURRENT INTEREST RATES

The Account Value in the Fixed Account earns interest at one or more interest rates determined by AUL at its discretion and declared in advance ("Current Rate"), which are guaranteed by AUL to be at least equal to a minimum effective annual rate of 3 percent ("Guaranteed Rate"). AUL will determine a Current Rate from time to time and, generally, any Current Rate that exceeds the Guaranteed Rate will be effective for the Policies for a period of at least one year. AUL reserves the right to change the method of crediting from time to time, provided that such changes do not have the effect of reducing the Guaranteed Rate of interest. AUL bears the investment risk for Owner's Fixed Account values and for paying interest at the Current Rate on amounts allocated to the Fixed Account.


CALCULATION OF THE FIXED ACCOUNT VALUE


The Fixed Account value at any time is equal to amounts allocated or transferred to the Fixed Account, plus interest credited minus amounts deducted, transferred, or surrendered from the Fixed Account.



TRANSFERS FROM THE FIXED ACCOUNT

The amount transferred from the Fixed Account in any Policy Year may not exceed the greater of 20 percent of the amount in the Fixed Account at the beginning of the Policy Year, or $5,000 less any Partial Surrenders made from the Fixed Account since the beginning of the Policy Year, unless the balance after the transfer is less than $25, in which case AUL reserves the right to transfer the entire amount.


PAYMENT DEFERRAL

AUL reserves the right to defer payment of any surrender, Partial Surrender, Reduction Free Partial Surrender or transfer from the Fixed Account for up to six months from the date of receipt of the Proper Notice for the partial or full surrender or transfer. In this case, interest on Fixed Account assets will continue to accrue at the then-current rates of interest.


                          CHARGES AND DEDUCTIONS





PREMIUM EXPENSE CHARGES

AUL deducts a premium expense charge from each premium payment. The premium expense charge is currently 6 percent of each premium paid.


MONTHLY DEDUCTION


AUL will deduct Monthly Deductions on the Policy Date and on each Monthiversary. Monthly Deductions due on the Policy Date and any Monthiversaries prior to the Issue Date are deducted on the next Monthiversary. The Owner's Policy Date is the date used to determine the Owner's Monthiversary. The Monthly Deduction consists of (1) cost of insurance charge,
(2) monthly administrative charge, (3) any charges for rider benefits, (4) mortality and expense risk charge and (5) Base Face Amount charge as described below. The Monthly Deduction is deducted from the Variable Account (and each Investment Account) and Fixed Account pro rata on the basis of the portion of Account Value in each account.


COST OF INSURANCE CHARGE. This charge compensates AUL for the expense of providing insurance coverage. The charge depends on a number of variables and therefore will vary between Policies and from Monthiversary to Monthiversary. The Policy contains guaranteed cost of insurance rates that may not be increased. The guaranteed rates are no greater than the 2001 Commissioners Standard Ordinary Non-Smoker and Smoker Mortality Tables (the "2001 CSO Tables") (and where unisex cost of insurance rates apply, the 2001 CSO-C Tables). The guaranteed rates for substandard classes are based on multiples of or additives to the 2001 CSO Tables. These rates are based on the Attained Age and underwriting class of the Insured. They are also based on the sex of the Insured, except that unisex rates are used where appropriate under applicable law, including in the state of Montana, and in Policies purchased by employers and employee organizations in connection with employment-related insurance or benefit programs. The cost of insurance rate generally increases with the Attained Age of the Insured. As of the date of this Prospectus, AUL charges "current rates" that are generally lower (i.e., less expensive) than the guaranteed rates, and AUL may also charge current rates in the future. The current rates may also vary with the Attained Age, gender, where permissible, duration of each Total Face Amount segment, Policy size and underwriting class of the Insured. For any Policy, the cost of insurance on a Monthiversary is calculated by multiplying the current cost of insurance rate for the Insured by the Net Amount at Risk for that Monthiversary. The Net Amount at Risk on a Monthiversary is the difference between the Death Benefit divided by the Death Benefit Discount Factor and the Account Value.

The cost of insurance charges for the Base Face Amount and/or Supplemental Face Amount segment will be determined on each Monthiversary. AUL currently places Insureds in the following classes, based on underwriting: Preferred Tobacco User, Preferred Non-Tobacco User, Standard Tobacco User, Standard Non-Tobacco User and Standard Plus Non-Tobacco User. An Insured may be placed in a substandard risk class, which involves a higher mortality risk than the Standard Tobacco User or Standard Non-Tobacco User classes. Preferred Non-Tobacco and Preferred Tobacco User rates are available for Ages 18-85. Standard Tobacco and Standard Non-Tobacco User rates are available for Ages 0-85. Standard Plus Non-Tobacco User rates are available for Ages 18-85. The guaranteed maximum cost of insurance rate is set forth on the Policy Data Page of the Owner's Policy.

AUL places the Insured in a risk class when the Policy is given underwriting approval, based on AUL's underwriting of the application. When an increase in Total Face Amount is requested, AUL conducts underwriting before approving the increase (except as noted below), and a separate risk class may apply to the increase. If the risk class for the increase has higher guaranteed cost of insurance rates than the existing class, the higher guaranteed rates will apply only to the increase in Total Face Amount, and the existing risk class will continue to apply to the Total Face Amount existing prior to the increase. If the risk class for the increase has lower guaranteed cost of insurance rates than the existing class, the lower guaranteed rates will apply to both the increase and the existing Total Face Amount after the increase.

MONTHLY ADMINISTRATIVE CHARGE. The monthly administrative charge is a level monthly charge. The monthly charge is currently $25.00 during the first Policy Year, and for each year after the first Policy Year, the monthly charge is $10.00. This charge reimburses AUL for expenses incurred in the administration of the Policies and the Separate Account. Such expenses include, but are not limited to: underwriting and issuing the Policy, confirmations, annual reports and account statements, maintenance of Policy records, maintenance of Separate Account records, administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for Owner servicing and all accounting, valuation, regulatory and updating requirements.

COST OF ADDITIONAL BENEFITS PROVIDED BY RIDERS. The cost of additional benefits provided by riders is deducted from the Account Value on the Monthiversary.

MORTALITY AND EXPENSE RISK CHARGE. AUL deducts this monthly charge from the Variable Account Value pro rata based on the amounts in each account. The current charge is at an annual rate of 0.75 percent of Variable Account Value during the first ten (10) Policy Years, and 0.25 percent thereafter, and is guaranteed not to increase for the duration of a Policy. AUL may realize a profit from this charge.

The mortality risk assumed is that Insureds, as a group, may live for a shorter period of time than estimated and, therefore, the cost of insurance charges specified in the Policy will be insufficient to meet actual claims. AUL also assumes the mortality risk associated with guaranteeing the Death Benefit during the Guarantee Period. The expense risk AUL assumes is that expenses incurred in issuing and administering the Policies and the Separate Account will exceed the amounts realized from the monthly administrative charges assessed against the Policies.

BASE FACE AMOUNT CHARGE. The Guaranteed Maximum Base Face Amount Charge at issue is the rate of $0.04 - $0.63 per $1,000 of insurance coverage. If the Base Face Amount is increased after issue the Guaranteed Maximum Base Face Amount Charge will increase. AUL reserves the right to use a current Base Face Amount less than the Guaranteed Maximum Base Face Amount.


SURRENDER CHARGE

During the first 9 Policy Years, a surrender charge will be deducted from the Account Value if the Policy is completely surrendered for cash. The total surrender charge will not exceed the maximum surrender charge set forth in the Policy. The surrender charge is equivalent to a percentage of the base coverage target premium. The initial surrender charge percentage is based on issue age, grading down over the next 9 years. The "base coverage target premium" is the target premium associated with the base coverage of the Policy only, not including any riders or benefits.

Partial Surrenders are limited to the Cash Value of the Policy; therefore, there is no surrender charge assessed on Partial Surrenders. Any surrender in excess of Cash Value will constitute a complete surrender and the above surrender charge will apply.

Increases in face amount will begin a new surrender charge period for that coverage amount. Decreases in face amount will not reduce the surrender charge.

The surrender charge for a reinstated Policy will be based on the number of Policy Years from the original Policy Date. For purposes of determining the surrender charge on any date after reinstatement, the period during which the Policy was lapsed will be credited to the total Policy period.

The table below shows the surrender charge (which is a percentage of target premium) deducted if the Policy is completely surrendered during the first nine
(9) Policy Years.

                                 AGE OF INSURED
                 -----------------------------------------------
  POLICY YEAR      0-68         69-74        75-79        80-85
----------------------------------------------------------------
       1            90%          85%          70%          65%
       2            90%          80%          65%          60%
       3            90%          80%          60%          55%
       4            90%          75%          60%          55%
       5            75%          70%          55%          50%
       6            60%          60%          50%          50%
       7            45%          45%          45%          45%
       8            30%          30%          30%          30%
       9            15%          15%          15%          15%

TAXES

AUL does not currently assess a charge for any taxes other than state premium taxes incurred as a result of the establishment, maintenance, or operation of the Investment Accounts of the Separate Account. AUL reserves the right, however, to assess a charge for such taxes against the Investment Accounts if AUL determines that such taxes will be incurred.


SPECIAL USES

AUL may agree to reduce or waive the surrender charge or the Monthly Deduction, or credit additional amounts under the Policies in situations where selling and/or maintenance costs associated with the Policies are reduced, such as the sale of several Policies to the same Owner(s), sales of large Policies, sales of Policies in connection with a group or sponsored arrangement or mass transactions over multiple Policies.

In addition, AUL may agree to reduce or waive some or all of these charges and/or credit additional amounts under the Policies for those Policies sold to persons who meet criteria established by AUL, who may include current and retired officers, directors and employees of AUL and AUL's affiliates. AUL may also agree to waive minimum premium requirements for such persons.

AUL will only reduce or waive such charges or credit additional amounts on any Policies where expenses associated with the sale of the Policy and/or costs associated with administering and maintaining the Policy are reduced. AUL reserves the right to terminate waiver/reduced charge and crediting programs at any time, including those for previously issued Policies.


FUND EXPENSES


Each Investment Account of the Separate Account purchases shares at the net asset value of the corresponding Portfolio. The net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Portfolio. The advisory fees and other expenses are not fixed or specified under the terms of the Policy and are described in the Funds' prospectuses.




                     HOW THE OWNER'S ACCOUNT VALUES VARY


There is no minimum guaranteed Account Value, Cash Value or Cash Surrender Value. These values will vary with the investment performance of the Investment Accounts and/or the crediting of interest in the Fixed Account, and will depend on the allocation of Account Value. If the Cash Surrender Value on a Monthiversary is less than the amount of the Monthly Deduction to be deducted on that date and the No-Lapse Guarantee Period is not then in effect, the Policy will be in default and a grace period will begin. See "Premium Payments to Prevent Lapse."


DETERMINING THE ACCOUNT VALUE

On the Policy Date, the Account Value is equal to the initial Net Premium less the Monthly Deductions deducted as of the Policy Date. On each Valuation Day thereafter, the Account Value is the aggregate of the Variable Account value, the Fixed Account value, and the Loan Account value. Account Value may be significantly affected on days when the New York Stock Exchange is open for trading but AUL is closed for business, and the Owner will not have access to Cash Value on those days. The Account Value will vary to reflect the performance of the Investment Accounts to which amounts have been allocated, interest credited on amounts allocated to the Fixed Account, interest credited on amounts in the Loan Account, charges, transfers, Partial Surrenders, loans and loan repayments.


VARIABLE ACCOUNT VALUE. When the Owner allocates an amount to an Investment Account, either by Net Premium payment allocation or by transfer, the Owner's Policy is credited with accumulation units in that Investment Account. The number of accumulation units credited is determined by dividing the amount allocated to the Investment Account by the Investment Account's accumulation unit value at the end of the Valuation Period during which the allocation is effected. The Variable Account Value of the Policy equals the sum, for all Investment Accounts, of the accumulation units credited to an Investment Account multiplied by that Investment Account's accumulation unit value.


The number of Investment Account accumulation units credited to the Owner's Policy will increase when Net Premium payments are allocated to the Investment Account and when amounts are transferred to the Investment Account. The number of Investment Account accumulation units credited to a Policy will decrease when the allocated portion of the Monthly Deduction charge is taken from the Investment Account, a loan is made, an amount is transferred from the Investment Account, or a Partial Surrender is taken from the Investment Account.

ACCUMULATION UNIT VALUES. An Investment Account's accumulation unit value is determined on each Valuation Date and varies to reflect the investment experience of the underlying Portfolio. It may increase, decrease, or remain the same from Valuation Period to Valuation Period. The accumulation unit value for the money market Investment Accounts were initially set at one dollar ($1), and the accumulation unit value for each of the other Investment Accounts was arbitrarily set at five dollars ($5) when each Investment Account was established. For each Valuation Period after the date of establishment, the accumulation unit value is determined by multiplying the value of an accumulation unit for an Investment Account for the prior Valuation Period by the net investment factor for the Investment Account for the current Valuation Period.

NET INVESTMENT FACTOR. The net investment factor is used to measure the investment performance of an Investment Account from one Valuation Period to the next. For any Investment Account, the net investment factor for a Valuation Period is determined by dividing (a) by (b), where:

(a) is equal to:

   1. the net asset value per share of the Portfolio held in the Investment Account determined at the end of the current Valuation Period; plus

   2. the per share amount of any dividend or capital gain distribution paid by the Portfolio during the Valuation Period; plus

   3. the per share credit or charge with respect to taxes, if any, paid or reserved for by AUL during the Valuation Period that are determined by AUL to be attributable to the operation of the Investment Account; and

(b) is equal to:

   1. the net asset value per share of the Portfolio held in the Investment Account determined at the end of the preceding Valuation Period; plus

   2. the per share credit or charge for any taxes reserved for the immediately preceding Valuation Period.

FIXED ACCOUNT VALUE. On any Valuation Date, the Fixed Account value of a Policy is the total of all Net Premium payments allocated to the Fixed Account, plus any amounts transferred to the Fixed Account, plus interest credited on such Net Premium payments and amounts transferred, less the amount of any transfers from the Fixed Account, less the amount of any Partial Surrenders taken from the Fixed Account, and less the pro rata portion of the Monthly Deduction charged against the Fixed Account.

LOAN ACCOUNT VALUE. On any Valuation Date, if there have been any Policy loans, the Loan Account value is equal to amounts transferred to the Loan Account from the Investment Accounts and from the Fixed Account as collateral for Policy loans and for due and unpaid loan interest, less amounts transferred from the Loan Account to the Investment Accounts and the Fixed Account as outstanding loans and loan interest are repaid, and plus interest credited to the Loan Account.


CASH VALUE AND CASH SURRENDER VALUE

The Cash Value on a Valuation Date is the Account Value less any applicable surrender charges. The Cash Surrender Value on a Valuation Date is the Cash Value reduced by any outstanding loans and loan interest. Cash Surrender Value is used to determine whether a grace period starts. See "Premium Payments to Prevent Lapse." It is also the amount that is available upon full surrender of the Policy. See "Surrendering the Policy for Cash Surrender Value."



                  DEATH BENEFIT AND CHANGES IN FACE AMOUNT


As long as the Policy remains in force, AUL will pay the Death Benefit Proceeds upon receipt at the Corporate Office of satisfactory proof of the Insured's death. AUL may require return of the Policy. The Death Benefit Proceeds may be paid in a lump sum, generally within seven (7) calendar days of receipt of satisfactory proof (see "When Proceeds Are Paid"), or in any other way agreeable to the Owner and AUL. Before the Insured dies, the Owner may choose how the proceeds are to be paid. If the Owner has not made a choice before the Insured dies, the beneficiary may choose how the proceeds are paid. The Death Benefit Proceeds will be paid to the beneficiary. See "Selecting and Changing the Beneficiary." Coverage is effective on the later of the date the initial premium is paid or the Issue Date.


DEATH BENEFITS AND MULTIPLE BENEFICIARIES


Where there are multiple beneficiaries, Death Benefits payable to a beneficiary remain fully invested in the Separate Account options selected by the contractholder and remain subject to market volatility until that beneficiary provides proof of death and establishes beneficiary status. AUL will administer the Death Benefits as otherwise described herein.



AMOUNT OF DEATH BENEFIT PROCEEDS

The Death Benefit Proceeds are equal to the sum of the Death Benefit in force as of the end of the Valuation Period during which death occurs, plus any rider benefits, minus any outstanding loan and loan interest on that date. If the date of death occurs during a grace period, the Death Benefit will still be payable to the beneficiary, although the amount will be equal to the Death Benefit immediately prior to the start of the grace period, plus any benefits provided by rider, and less any outstanding loan and loan interest and the lesser of the overdue Monthly Deductions or the shortfall in total required premiums to maintain the No-Lapse Guarantee as of the start of the grace period. Under certain circumstances, the amount of the Death Benefit may be further adjusted. See "Limits on Rights to Contest the Policy" and "Changes in the Policy or Benefits."

If part or all of the Death Benefit Proceeds is paid in one sum, AUL will pay interest on this sum if required by applicable state law from the date of the Insured's death to the date of payment.


DEATH BENEFIT OPTIONS

The Owner may choose one of three Death Benefit options. Under Option 1, the Death Benefit is the greater of the Total Face Amount or the Applicable Percentage (as described below) of Account Value on the date of the Insured's death. Under Option 2, the Death Benefit is the greater of the Total Face Amount plus the Account Value on the date of death, or the Applicable Percentage of the Account Value on the date of the Insured's death. Under Option 3, the Death Benefit is the greater of (1) the Total Face Amount plus Net Accumulated Premiums, or (2) the Applicable Percentage of the Account Value on the date of the Insured's death.

If investment performance is favorable, the amount of the Death Benefit may increase. However, under Option 1, the Death Benefit ordinarily will not change for several years to reflect any favorable investment performance and may not change at all. Under Option 2, the Death Benefit will vary directly with the investment performance of the Account Value. Investment performance does not affect Option 3.

               APPLICABLE PERCENTAGES OF ACCOUNT VALUE FOR THE
                           GUIDELINE PREMIUM TEST

   ATTAINED AGE     PERCENTAGE    ATTAINED AGE     PERCENTAGE    ATTAINED AGE     PERCENTAGE    ATTAINED AGE     PERCENTAGE
---------------------------------------------------------------------------------------------------------------------------
       0-40            250%            50             185%            60             130%            70             115%
        41             243%            51             178%            61             128%            71             113%
        42             236%            52             171%            62             126%            72             111%
        43             229%            53             164%            63             124%            73             109%
        44             222%            54             157%            64             122%            74             107%
        45             215%            55             150%            65             120%           75-90           105%
        46             209%            56             146%            66             119%            91             104%
        47             203%            57             142%            67             118%            92             103%
        48             197%            58             138%            68             117%            93             102%
        49             191%            59             134%            69             116%            94             101%
                                                                                                     95+            100%



APPLICABLE PERCENTAGES OF ACCOUNT VALUE FOR THE CASH VALUE ACCUMULATION TEST


Under this test, the Applicable Percentage of Account Value is calculated as defined in Section 7702 of the tax code. The Applicable Percentage of Account Value under your Policy varies according to the insured's Age, sex, and risk class. It is calculated using an interest rate of at least 4% and the guaranteed Cost of Insurance Charges at the time the Policy is issued.



BASE FACE AMOUNT AND DEATH BENEFIT OPTION

The Base Face Amount and/or Supplemental Face Amount are set at the time the Policy is issued. The Owner may change the Face Amount from time to time, as discussed below. The Owner selects the Death Benefit option when the Owner applies for the Policy. The Owner also may change the Death Benefit option, as discussed below. AUL reserves the right, however, to decline any change which might disqualify the Policy as life insurance under federal tax law.


CHANGES IN DEATH BENEFIT OPTION

Beginning one (1) year after the Policy Date, as long as the Policy is not in the grace period, the Owner may change the Death Benefit option on the Owner's Policy subject to the following rules.

If the Owner requests a change from Death Benefit Option 2 to Death Benefit Option 1, the Total Face Amount will be increased by the amount of the Account Value on the date of change. The change will be effective on the Monthiversary following AUL's receipt of Proper Notice.

If the Owner requests a change from Death Benefit Option 1 to Death Benefit Option 2, the Total Face Amount will be decreased by the amount of the Account Value on the date of change. AUL may require satisfactory evidence of insurability. The change will be effective on the Monthiversary following AUL's approval of the change. AUL will not permit a change which would decrease the Base Face Amount below $50,000.

If the Owner requests a change from Death Benefit Option 3 to Death Benefit Option 1, the Total Face Amount will be increased by the amount of Net Accumulated Premiums on the date of the change. The change will be effective on the Monthiversary following AUL's receipt of Proper Notice of the request.

If the Owner requests a change from Death Benefit Option 3 to Death Benefit Option 2, the Total Face Amount may be increased or decreased. If the Account Value is greater than the Net Accumulated Premiums, the Total Face Amount will be decreased by the difference between the Account Value and the Net Accumulated Premiums on the date of change. If the Account Value is less than the Net Accumulated Premiums, the Total Face Amount will be increased by the difference between the Account Value and Net Accumulated Premiums on the date of change. AUL may require satisfactory evidence of insurability.

The change will be effective on the Monthiversary following AUL's approval of the change. AUL will not permit a change which would decrease the Base Face Amount below $50,000.

The Owner cannot make the following changes: from Death Benefit Option 1 to Death Benefit Option 3 and from Death Benefit Option 2 to Death Benefit Option 3.

If an Owner requests a Death Benefit Option change which results in an increase in Total Face Amount, the initial Base Face Amount will be increased by the amount of the increase to the Total Face Amount. Additionally, if the Owner requests a Death Benefit Option change which results in a decrease in Total Face Amount, the decrease will be applied to the Total Face Amount as if a decrease had been requested.

A change of a Death Benefit Option does not change the premium, Base Face Amount charges or the surrender charges. AUL reserves the right to increase the Required Premium for the No-Lapse Guarantee.


CHANGES IN FACE AMOUNT

INCREASES. Beginning one (1) year after the Policy Date, as long as the Policy is not in the grace period, the Owner may request an increase in the Base Face Amount and/or Supplemental Face Amount by providing AUL Proper Notice. AUL may require satisfactory evidence of insurability. The amount of the increase must be at least $25,000 or, if less, the amount determined under any rider provision. Increases in the Base Face Amount and/or Supplemental Face Amount will begin a new surrender charge period and the Base Face Amount charge will increase. The increase in Base Face Amount and/or Supplemental Face Amount will become effective on the Monthiversary on or next following AUL's approval of the increase.

If the Owner's Policy is within the No-Lapse Guarantee Period, the Required Premium for the No-Lapse Guarantee will increase.

DECREASES. Beginning one (1) year after the Policy Date, as long as the Policy is not in the grace period, the Owner may request a decrease of the Total Face Amount by providing AUL Proper Notice. The amount of decrease must be at least $25,000. The Base Face Amount after any decrease must be at least $50,000. A decrease in Total Face Amount will become effective on the Monthiversary that next follows receipt of Proper Notice of a request.

Requests for a decrease in the Total Face Amount are processed in a specified order until the full decrease has been met:

   1. Prior Increases for Supplemental Face Amount and/or Base Face Amount, whichever occurred most recently (if the Supplemental Face and Base are increased on the same date, then the Supplemental Face Amount is reduced prior to the Base Face Amount);

   2. Supplemental Face Amount at Issue;

   3. Base Face Amount at Issue.

The Base Face Amount after any decrease must be at least $50,000. A decrease in Total Face Amount will become effective on the Monthiversary that next follows receipt of Proper Notice of a request.

If a change in the Total Face Amount would result in total premiums paid exceeding the premium limitations prescribed under current tax law to qualify the Owner's Policy as a life insurance contract, AUL may refund, after the next Monthiversary, the amount of such excess above the premium limitations. Changes in Total Face Amount may cause the Policy to be treated as a Modified Endowment for federal tax purposes.

AUL reserves the right to decline a requested decrease in the Total Face Amount if, as a result of the decrease, compliance with the guideline premium limitations under current tax law would result in immediate termination of the Policy, payments to the Owner would have to be made from the Cash Value for compliance with the guideline premium limitations, and the amount of such payments would exceed the Cash Surrender Value under the Policy.


SELECTING AND CHANGING THE BENEFICIARY

The Owner selects the beneficiary in the Owner's application. The Owner may select more than one beneficiary. The Owner may later change the beneficiary in accordance with the terms of the Policy. The primary beneficiary, or, if the primary beneficiary is not living, the contingent beneficiary, is the person entitled to receive the Death Benefit Proceeds under the Policy. If the Insured dies and there is no surviving beneficiary, the Owner (or the Owner's estate if the Owner is the Insured) will be the beneficiary. If a beneficiary is designated as irrevocable, then the beneficiary's written consent must be obtained to change the beneficiary.





                                CASH BENEFITS



POLICY LOANS

Prior to the death of the Insured, the Owner may borrow against the Owner's Policy by submitting Proper Notice to the Corporate Office at any time after the end of the "right to examine" period while the Policy is not in the grace period. The Policy is assigned to AUL as the sole security for the loan. The minimum amount of a new loan is $500. The maximum amount of a new loan is:

   1. 90 percent of the Account Value; less

   2. any loan interest due on the next Policy Anniversary; less

   3. any applicable surrender charges; less

   4. three months of Monthly Deductions; less

   5. any existing loans and accrued loan interest.

The minimum and/or maximum loan amount may vary by state. Outstanding loans reduce the amount available for new loans. Policy loans will be processed as of the date the Owner's written request is received. Loan proceeds generally will be sent to the Owner within seven (7) calendar days. See "When Proceeds Are Paid."

INTEREST. AUL will charge interest on any outstanding loan at an annual rate of 5 percent. Interest is due and payable on each Policy Anniversary while a loan is outstanding. If interest is not paid when due, the amount of the interest is added to the loan and becomes part of the loan.

LOAN COLLATERAL. When a Policy loan is made, an amount sufficient to secure the loan is transferred out of the Investment Accounts and the Fixed Account and into the Policy's Loan Account. Thus, a loan will have no immediate effect on the Account Value, but the Cash Surrender Value will be reduced immediately by the amount transferred to the Loan Account. The Owner can specify the Investment Accounts from which collateral will be transferred. If no allocation is specified, collateral will be transferred from each Investment Account and from the Fixed Account in the same proportion that the Account Value in each Investment Account and the Fixed Account bears to the total Account Value in those accounts on the date that the loan is made. Due and unpaid interest will be transferred each Policy Anniversary from each Investment Account and the Fixed Account to the Loan Account in the same proportion that each Investment Account Value and the Fixed Account bears to the total unloaned Account Value. The amount AUL transfers will be the amount by which the interest due exceeds the interest which has been credited on the Loan Account.

The Loan Account will be credited with interest daily at an effective annual rate of not less than 3 percent. Any interest credited in excess of the minimum guaranteed rate is not guaranteed.

LOAN REPAYMENT; EFFECT IF NOT REPAID. The Owner may repay all or part of the Owner's loan at any time while the Insured is living and the Policy is in force. Loan repayments must be sent to the Corporate Office and will be credited as of the date received. A loan repayment must be clearly marked as "loan repayment" or it will be credited as a premium, unless the premium would cause the Policy to fail to meet the federal tax definition of a life insurance contract in accordance with the Internal Revenue Code. Loan repayments, unlike premium payments, are not subject to premium expense charges. When a loan repayment is made, Account Value in the Loan Account in an amount equivalent to the repayment is transferred from the Loan Account to the Investment Accounts and the Fixed Account. Thus, a loan repayment will have no immediate effect on the Account Value, but the Cash Surrender Value will be increased immediately by the amount of the loan repayment. Loan repayment amounts will be transferred to the Investment Accounts and the Fixed Account according to the premium allocation instructions in effect at that time.

If the Death Benefit becomes payable while a loan is outstanding, any outstanding loan and loan interest will be deducted in calculating the Death Benefit Proceeds. See "Amount of Death Benefit Proceeds."

If the Monthly Deduction exceeds the Cash Surrender Value on any Monthiversary when the No-Lapse Guarantee Period is not in force, the Policy will be in default. The Owner will be sent notice of the default. The Owner will have a grace period within which the Owner may submit a sufficient payment to avoid termination of coverage under the Policy. The notice will specify the amount that must be repaid to prevent termination. See "Premium Payments to Prevent Lapse."

EFFECT OF POLICY LOAN. A loan, whether or not repaid, will have a permanent effect on the Death Benefit and Policy values because the investment results of the Investment Accounts of the Separate Account and current interest rates credited on Account Value in the Fixed Account will apply only to the non-loaned portion of the Account Value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the Investment Accounts while the loan is outstanding, the effect could be favorable or unfavorable. Policy loans may increase the potential for lapse if investment results of the Investment Accounts are less than anticipated. Also, loans could, particularly if not repaid, make it more likely than otherwise for a Policy to terminate. See "Tax Considerations" for a discussion of the tax treatment of Policy loans, and the adverse tax consequences if a Policy lapses with loans outstanding. In particular, if the Owner's Policy is a Modified Endowment, loans may be currently taxable and subject to a 10 percent penalty tax.


SURRENDERING THE POLICY FOR CASH SURRENDER VALUE

The Owner may surrender the Owner's Policy at any time for its Cash Surrender Value by submitting Proper Notice to AUL. AUL may require return of the Policy. A surrender charge may apply. See "Surrender Charge." A surrender request will be processed as of the date the Owner's written request and all required documents are received. Payment will generally be made within seven (7) calendar days. See "When Proceeds are Paid." The Cash Surrender Value may be taken in one lump sum or it may be applied to a settlement option. See "Settlement Options." The Policy will terminate and cease to be in force if it is surrendered for one lump sum or applied to a settlement option. It cannot later be reinstated. Surrenders may have adverse tax consequences. See "Tax Considerations."


PARTIAL SURRENDERS

The Owner may make Partial Surrenders under the Owner's Policy of at least $500 at any time after the end of the first Policy Year by submitting Proper Notice to AUL. As of the date AUL receives Proper Notice for a Partial Surrender, the Account Value and, therefore, the Cash Value will be reduced by the Partial Surrender.

When the Owner requests a Partial Surrender, the Owner can direct how the Partial Surrender will be deducted from the Investment Accounts and/or the Fixed Account. If the Owner provides no directions, the Partial Surrender will be deducted from the Owner's Account Value in the Investment Accounts and Fixed Account on a pro rata basis. Partial Surrenders may have adverse tax consequences. See "Tax Considerations."

AUL will reduce the Total Face Amount by an amount equal to the Partial Surrender, except as discussed below in Reduction Free Partial Surrenders. AUL will reject a Partial Surrender request if the Partial Surrender would reduce the Base Face Amount below $50,000, or if the Partial Surrender would cause the Policy to fail to qualify as a life insurance contract under applicable tax laws, as interpreted by AUL.

Partial Surrender requests will be processed as of the date the Owner's written request is received, and generally will be paid within seven (7) calendar days. See "When Proceeds Are Paid."


REDUCTION FREE PARTIAL SURRENDERS

The Owner may surrender part of the Owner's Policy without the full amount causing a decrease to the Total Face Amount. If the Partial Surrender is less than or equal to the Reduction Free Partial Surrender, the Total Face Amount is not decreased. If the Partial Surrender is greater than the Reduction Free Partial Surrender, the Partial Surrender will be viewed as two withdrawals. The first amount will be taken as the Reduction Free Partial Surrender; the remaining Partial Surrender amount will decrease the Total Face Amount.


PARTIAL SURRENDERS AND REDUCTION FREE PARTIAL SURRENDERS AND THE DEATH BENEFIT OPTIONS

If the Owner chooses Death Benefit Option 1, the Reduction Free Partial Surrender Amount is equal to the greater of zero (0) and the difference between
(a) and (b) where:

   a. is the Account Value; and

   b. is the Total Face amount divided by the applicable Minimum Insurance Percentage.


If the Reduction Free Partial Surrender Amount is equal to zero (0), then a Partial Surrender will result in a reduction in Total Face Amount by the amount surrendered. Any reduction will be processed in the same manner as a requested decrease. The remaining Base Face Amount must be at least $50,000.


If the Owner chooses Death Benefit Option 2, an amount equal to any Partial Surrender will be deducted from the Owner's Account

Value. Partial Surrenders will not affect the Total Face Amount. The Owner's Death Benefit will continue to be determined in accordance with the "Death Benefit" section of the Owner's Policy.

If the Owner chooses Death Benefit Option 3, The Reduction Free Partial Surrender is equal to the greater of Net Accumulated Premiums and the difference between (a) and (b) where:

   a. is the Account Value; and

   b. is the Total Face Amount divided by the applicable Minimum Insurance Percentage.

If the Reduction Free Partial Surrender Amount is equal to zero (o), then a Partial Surrender will result in a reduction in Total Face Amount by the amount surrendered. Any reduction will be processed in the same manner as a requested decrease. The remaining Base Face Amount must be at least equal to $50,000.


SETTLEMENT OPTIONS

At the time of surrender or death, the Policy offers various options of receiving proceeds payable under the Policy. These settlement options are summarized below. All of these options are forms of fixed-benefit annuities which do not vary with the investment performance of a Separate Account. Any representative authorized to sell this Policy can further explain these options upon request.

The Owner may apply proceeds of $2,000 or more which are payable under this Policy to any of the following options:

OPTION 1 - INCOME FOR A FIXED PERIOD. Proceeds are payable in equal monthly installments for a specified number of years, not to exceed twenty (20.)

OPTION 2 - LIFE ANNUITY. Proceeds are paid in equal monthly installments for as long as the payee lives. A number of payments can be guaranteed, such as one hundred-twenty (120), or the number of payments required to refund the proceeds applied.

OPTION 3 - SURVIVORSHIP ANNUITY. Proceeds are paid in monthly installments for as long as either the first (1st) payee or surviving payee lives. A number of payments equal to the initial payment can be guaranteed, such as one hundred-twenty (120.) A different monthly installment payable to the surviving payee can be specified.

Any other method or frequency of payment AUL agrees to may be used to pay the proceeds of this Policy.

Policy proceeds payable in one sum will accumulate at interest from the date of death or surrender to the payment date at the rate of interest then paid by AUL or at the rate specified by statute, whichever is greater. Based on the settlement option selected, AUL will determine the amount payable. The minimum interest rate used in computing payments under all options will be 2 percent per year.

The Owner may select or change an option by giving Proper Notice prior to the settlement date. If no option is in effect on the settlement date, the payee may select an option. If this Policy is assigned or if the payee is a corporation, association, partnership, trustee or estate, a settlement option will be available only with AUL's consent.

If a payee dies while a settlement option is in effect, and there is no surviving payee, AUL will pay a single sum to such payee's estate. The final payment will be the commuted value of any remaining guaranteed payments.

Settlement option payments will be exempt from the claims of creditors to the maximum extent permitted by law.

MINIMUM AMOUNTS. AUL reserves the right to pay the total amount of the Policy in one lump sum, if less than $2,000. If monthly payments are less than $100, payments may be made less frequently at AUL's option.

The proceeds of this Policy may be paid in any other method or frequency of payment acceptable to AUL.


SPECIALIZED USES OF THE POLICY

Because the Policy provides for an accumulation of Cash Value as well as a Death Benefit, the Policy can be used for various individual and business financial planning purposes.


Purchasing the Policy in part for such purposes entails certain risks. For example, if the investment performance of Investment Accounts to which Variable Account value is allocated is poorer than expected or if sufficient premiums are not paid, the Policy may lapse or may not accumulate sufficient Variable Account Value to fund the purpose for which the Policy was purchased. Partial Surrenders and Policy loans may significantly affect current and future Account Value, Cash Surrender Value, or Death Benefit Proceeds. Depending upon Investment Account investment performance and the amount of a Policy loan, the loan may cause a Policy to lapse. Because the Policy is designed to provide benefits on a long-term basis, before purchasing a Policy for a specialized purpose, a purchaser should consider whether the long-term nature of the Policy is consistent with the purpose for which it is being considered. Using a Policy for a specialized purpose may have tax consequences. See "Tax
Considerations."



LIFE INSURANCE RETIREMENT PLANS

Any Owners or applicants who wish to consider using the Policy as a funding vehicle for non-qualified retirement purposes may obtain additional information from AUL. An Owner could pay premiums under a Policy for a number of years, and upon retirement, could utilize a Policy's loan and partial surrender features to access Account Value as a source of retirement income for a period of time. This use of a Policy does not alter an Owner's rights or AUL's obligations under a Policy; the Policy would remain a life insurance contract that, so long as it remains in force, provides for a Death Benefit payable when the Insured dies.

Illustrations are available upon request that portray how the Policy can be used as a funding vehicle for non-qualified retirement plans, referred to herein as "life insurance retirement plans," for individuals. Illustrations provided upon request show the effect on Account Value, Cash Value, and the net Death Benefit of premiums paid under a Policy and partial withdrawals and loans taken for retirement income, or reflecting allocation of premiums to specified Investment Accounts. This information will be portrayed at hypothetical rates of return that are requested. Charts and graphs presenting the results of the illustrations or a comparison of retirement strategies will also be furnished upon request. Any graphic presentations and retirement strategy charts must be accompanied by a corresponding illustration. Illustrations must always include or be accompanied by comparable information that is based on guaranteed cost of insurance rates and that presents a hypothetical gross rate of return of 0 percent. Retirement illustrations will not be furnished with a hypothetical gross rate of return in excess of 12 percent.

The hypothetical rates of return in illustrations are illustrative only and should not be interpreted as a representation of past or future investment results. Policy values and benefits shown in the illustrations would be different if the gross annual investment rates of return were different from the hypothetical rates portrayed, if premiums were not paid when due, and whether loan interest was paid when due. Withdrawals or loans may have an adverse effect on Policy benefits.


RISKS OF LIFE INSURANCE RETIREMENT PLANS

Using the Owner's Policy as a funding vehicle for retirement income purposes presents several risks, including the risk that if the Owner's Policy is insufficiently funded in relation to the income stream expected from the Owner's Policy, the Owner's Policy can lapse prematurely and result in significant income tax liability to the Owner in the year in which the lapse occurs. Other risks associated with borrowing from the Owner's Policy also apply. Loans will be automatically repaid from the Death Benefit at the death of the Insured, resulting in the estimated payment to the beneficiary of the Death Benefit Proceeds, which will be less than the Death Benefit and may be less than the Total Face Amount. Upon surrender, the loan will be automatically repaid, resulting in the payment to the Owner of the Cash Surrender Value. Similarly, upon lapse, the loan will be automatically repaid, and the Policy will terminate without value. The automatic repayment of the loan upon lapse or surrender will cause the recognition of taxable income to the extent that Cash Surrender Value plus the amount of the repaid loan exceeds the Owner's basis in the Policy. Thus, under certain circumstances, surrender or lapse of the Owner's Policy could result in tax liability to the Owner. In addition, to reinstate a lapsed Policy, the Owner would be required to make certain payments. Thus, the Owner should be careful to design a life insurance retirement plan so that the Owner's Policy will not lapse prematurely under various market scenarios as a result of withdrawals and loans taken from the Owner's Policy.

To avoid lapse of the Owner's Policy, it is important to design a payment stream that does not leave the Owner's Policy with insufficient Cash Surrender Value. Determinations as to the amount to withdraw or borrow each year warrant careful consideration. Careful consideration should also be given to any assumptions respecting the hypothetical rate of return, to the duration of withdrawals and loans, and to the amount of Account Value that should remain in the Owner's Policy upon its maturity. Poor investment performance can contribute to the risk that the Owner's Policy may lapse. In addition, the cost of insurance generally increases with the Age of the Insured, which can further erode existing Cash Surrender Value and contribute to the risk of lapse. Further, interest on a Policy loan is due to AUL for any Policy Year on the Policy Anniversary. If this interest is not paid when due, it is added to the amount of the outstanding loans and loan interest, and interest will begin accruing thereon from that date. This can have a compounding effect, and to the extent that the outstanding loan balance exceeds the Owner's basis in the Policy, the amounts attributable to interest due on the loans can add to the Owner's federal (and possibly state) income tax liability. The Owner should consult with the Owner's financial and tax advisors in designing a life insurance retirement plan that is suitable for the Owner's particular needs. Further, the Owner should continue to monitor the Cash Surrender Value remaining in a Policy to assure that the Policy is sufficiently funded to continue to support the desired income stream and so that it will not lapse. In this regard, the Owner should consult the Owner's periodic statements to determine the amount of the remaining Cash Surrender Value. Illustrations showing the effect of charges under the Policy upon existing Account Value or the effect of future withdrawals or loans upon the Policy's Account Value and Death Benefit are available from the Owner's representative. Consideration should be given periodically to whether the Policy is sufficiently funded so that it will not lapse prematurely.

Because of the potential risks associated with borrowing from a Policy, use of the Policy in connection with a life insurance retirement plan may not be suitable for all Owners. These risks should be carefully considered before borrowing from the Policy to provide an income stream.



                    OTHER POLICY BENEFITS AND PROVISIONS



LIMITS ON RIGHTS TO CONTEST THE POLICY

INCONTESTABILITY. In most states, in the absence of fraud, after the Policy has been in force during the Insured's lifetime for two (2) years from the Policy Date, AUL may not contest the Policy. Any increase in the Total Face Amount will not be contested after the increase has been in force during the Insured's lifetime for two (2) years following the effective date of the increase. If the Owner did not request the Total Face Amount increase or if evidence of insurability was not required, AUL will not contest the increase.

If a Policy lapses and it is reinstated, AUL can contest the reinstated Policy during the first two (2) years after the effective date of the reinstatement, but only for statements made in the application for reinstatement (unless the original contestable period has not expired.)

SUICIDE EXCLUSION. If the Insured dies by suicide, while sane or insane, within two (2) years of the Policy Date or the effective date of any reinstatement (or less if required by state law), the amount payable by AUL will be equal to the premiums paid less any loan, loan interest, and any Partial Surrender.

If the Insured dies by suicide, while sane or insane, within two (2) years after the effective date of any increase in either the Base Face Amount or the Supplemental Face Amount that was subject to evidence of insurability (or less if required by state law), the amount payable by AUL on such increase will be limited to the Monthly Deduction associated with the increase.


CHANGES IN THE POLICY OR BENEFITS

MISSTATEMENT OF AGE OR SEX. If it is determined the Age or sex of the Insured has been misstated, AUL will adjust the Death Benefit to the amount that would have been purchased at the correct Age or sex. In consideration of the most recent Cost of Insurance rate, the Net Amount at Risk will be adjusted by the ratio of the incorrect Cost of Insurance rate to the correct Cost of Insurance Rate. AUL will not make any retrospective recalculations to the Account Value. AUL may adjust future months' deductions to reflect the correct Age and sex.

Coverage may not be terminated if the correct Age is outside the Attained Ages for this Policy. The Cost of Insurance rate and benefits will be adjusted using the correct Age.

OTHER CHANGES. Upon notice, AUL may modify the Policy, but only if such modification is necessary to: (1) make the Policy or the Separate Account comply with any applicable law or regulation issued by a governmental agency to which AUL is subject; (2) assure continued qualification of the Policy under the Internal Revenue Code or other federal or state laws relating to variable life contracts; (3) reflect a change in the operation of the Separate Account; or (4) provide different Separate Account and/or Fixed Account accumulation options.

AUL reserves the right to modify the Policy as necessary to attempt to prevent the Owner from being considered the owner of the assets of the Separate Account. In the event of any such modification, AUL will issue an appropriate endorsement to the Policy, if required. AUL will exercise these rights in accordance with applicable law, including approval of Owners, if required.

Any change of the Policy must be approved by AUL's President, Vice President or Secretary. No representative is authorized to change or waive any provision of the Policy.


WHEN PROCEEDS ARE PAID

AUL will ordinarily pay any Death Benefit Proceeds, loan proceeds, Partial Surrender proceeds, or Full Surrender proceeds within seven calendar days after receipt at the Corporate Office of all the documents required for such a payment. Other than the Death Benefit, which is determined as of the date of death, the amount will be determined as of the date of receipt of required documents. However, AUL may delay making a payment or processing a transfer request if (1) the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists as a result of which the disposal or valuation of Separate Account assets is not reasonably practicable; or (2) the SEC by order permits postponement of payment to protect Owners.


DIVIDENDS

The Owner will receive any dividends declared by AUL as long as the Policy is in force. Dividend payments will be applied to increase the Account Value in the Investment Accounts and Fixed Account on a pro rata basis unless the Owner requests cash payment. AUL does not anticipate declaring any dividends on this Policy.


REPORTS TO POLICY OWNERS

At least once a year, the Owner will be sent a report at the Owner's last known address showing, as of the end of the current report period: Account Value, Cash Value, Death Benefit, amount of interest credited to amounts in the Fixed Account, change in value of amounts in the Separate Account, premiums paid, loans, Partial Surrenders, expense charges, and cost of insurance charges since the prior report. The Owner will also be sent an annual and a semi-annual report for each Fund or Portfolio underlying an Investment Account to which the Owner has allocated Account Value, including a list of the securities held in each Fund, as required by the 1940 Act. In addition, when the Owner pays premiums (except for premiums deducted automatically), or if the Owner takes out a loan, transfers amounts among the Investment Accounts and Fixed Account or takes a surrender, the Owner will receive a written confirmation of these transactions.


ASSIGNMENT

The Policy may be assigned in accordance with its terms. In order for any assignment to be binding upon AUL, it must be in writing and filed at the Corporate Office. Once AUL has received a signed copy of the assignment, the Owner's rights and the interest of any beneficiary (or any other person) will be subject to the assignment. If there are any irrevocable beneficiaries, the Owner must obtain their written consent before assigning the Policy. AUL assumes no responsibility for the validity or sufficiency of any assignment. An assignment is subject to any loan on the Policy.


REINSTATEMENT

The Policy may be reinstated within five years (or such longer period if required by state law) after lapse, subject to compliance with certain conditions, including the payment of a necessary premium and submission of satisfactory evidence of insurability. Premium will be allocated based on the current allocations in effect for the Policy. See the Owner's Policy for further information.


RIDER BENEFITS

The following rider benefits are available and may be added to the Owner's Policy at issue. In addition, the Change of Insured Rider, Children's Term Insurance Rider, Guaranteed Insurance Option, Premium Deposit Account Rider and the Other Insured Rider can be added after Issue. If applicable, monthly charges for these riders will be deducted from the Owner's Account Value as part of the Monthly Deduction. All of these riders may not be available in all states, and may vary by state.


ACCELERATED DEATH BENEFIT RIDER

This rider allows for a prepayment of a portion of the Policy's Death Benefit while the Insured is still alive, if the Insured has been diagnosed as terminally ill, and has a life expectancy of 12 months or less to live. The minimum amount available is $5,000. The maximum benefit payable (in most states) is the lesser of $500,000 or 50 percent of the Death Benefit. There is no charge for this rider.


ACCOUNTING BENEFIT RIDER


If the Owner fully surrenders his or her Policy while this rider is in effect during the surrender charge period, AUL will waive a portion of the surrender charges. No waiver of surrender charges will occur on a Partial Surrender.


This rider is not available to natural person(s) or legal entities formed for the benefit of or on behalf of natural person(s).


AVIATION EXCLUSION RIDER

This rider is a part of the Policy to which it is attached and will become effective upon the disclosure of the Insured at the date of issue. In the event the Insured dies as a result of travel in or descent from an aircraft, except as a passenger without any duties in connection with such travel or descent, no death proceeds will be payable by AUL to the beneficiary of the Insured. AUL will pay the premiums received to date, minus any outstanding loan and loan interest and any Partial Surrenders previously taken less any dividends, if applicable.


CHANGE OF INSURED RIDER

While this Policy is in force, the Owner may change the individual Insured on this Policy to a substitute Insured, subject to certain conditions. This rider is only available to non-natural Owners and only one change of the Insured is permitted. The new Insured must be older than the number of years that the Policy has been in force. The change of Insured will be effective on the Monthiversary following approval by AUL. If the death of the first Insured occurs prior to the effective date of the change of Insured, AUL will pay the Death Benefit Proceeds and this rider and the Policy to which it is attached will be terminated and no change of Insured will be processed. This rider will terminate (1) when the Death Benefit Proceeds of the Policy have been paid, (2) if the Policy has been surrendered, or (3) upon nonpayment of premium for the Policy.


CHILDREN'S TERM INSURANCE RIDER (CBR)
INSURED'S AGES: 14 DAYS - 18 YEARS (CHILDREN'S AGES)

This rider provides level term insurance on each child of the Insured. At issue, each child must be at least 14 days old and less than 18 years of Age, and the Insured must be less than 56 years old and not have a substandard rating greater than table D. Once CBR is in force, children born to the Insured are covered automatically after they are 14 days old. Notice of the birth of the child should be sent to AUL within sixty (60) days of the birth. Children are covered under CBR until they reach Age 22, when they may purchase, without evidence of insurability, a separate Policy with up to five (5) times the expiring Base Face Amount of the rider's coverage. The Insured must notify AUL when all children covered under the CBR have attained the Age of 22, in order for the charge for the rider to be discontinued.


CREDIT OF PREMIUM DISABILITY RIDER (CPD)
ISSUE AGES: 0-50


This rider pays a designated premium into the Account Value during a period of total disability. The minimum designated premium is $25. CPD may not be added to a Policy unless a WMDD rider is also selected by the Owner. If disability occurs before Age 60, the designated premium benefit is paid as long as total disability continues. If disability occurs between Ages 60-65, the designated premium benefit is paid as long as the Insured remains totally disabled, but not beyond Age 65.



EXTENDED NO-LAPSE GUARANTEE RIDER


This rider extends the No-Lapse Guarantee Period of the Owner's Policy. If this rider is in effect after the end of the No-Lapse Guarantee Period of the Policy and if the Cash Surrender Value is insufficient to pay the Monthly Deduction during the Extended No-Lapse Guarantee provided by this rider, then the Owner's Policy will remain in force and will not begin the grace period provided the Policy satisfies the Extended No-Lapse Guarantee Test as set forth below. While the Policy is being maintained under the Extended No-Lapse Guarantee, any charges which are unable to be deducted will be waived.


The Owner's Policy Values at the end of the Extended No-Lapse Guarantee Period may be insufficient to keep this Policy in force unless an additional payment is made. AUL will notify the Owner of the amount of the required additional payment.


EXTENDED NO-LAPSE GUARANTEE TEST. The Owner's Policy will satisfy this test if on any Monthiversary where the grace period would normally begin in the absence of this rider, the sum of the premiums paid to date, less any Partial Surrenders and any outstanding loan and loan interest, equals or exceeds the sum of the monthly Required Premiums for the Extended No-Lapse Guarantee since the Policy Date to the date of the test. If the Credit of Premium Disability Rider is included in the Policy, for purposes of calculating the premiums under the test, any premiums that have been credited while the Insured was totally disabled will be included in the test. If this test is failed on a Monthiversary when the Cash Surrender Value is insufficient to pay the Monthly Deduction, the grace period will begin. The grace period notice will be sent which requests that the Owner pay the lesser of:


  (1) the standard grace period amount defined in the Termination of the Policy section; or

  (2) the sum of:

     (a) The accumulated Required Premiums for the Extended No-Lapse Guarantee (without interest) since the Policy Date, less

     (b) The sum of the premiums received, less any Partial Surrenders and any outstanding loans and loan interest to the end of the grace period, plus

     (c) Required Premiums for the Extended No-Lapse Guarantee for the grace period.

REQUIRED PREMIUM FOR THE EXTENDED NO-LAPSE GUARANTEE - The Required Premium for the Extended No-Lapse Guarantee is shown as a monthly amount on the Rider Specifications Page of the Policy. This amount may change if any of the following changes occur under the Policy while this rider is in effect:

  (1) Owner adds, terminates or changes a rider;

  (2) Owner changes the Death Benefit Option under the Policy;

  (3) there is a change in the Base Face Amount or the Supplemental Face Amount of the Policy; or

  (4) there is a change in the Insured's risk classification.


AUL will inform the Owner of any change to the Required Premium for the Extended No-Lapse Guarantee which results from any of the above-mentioned changes. The revised premium amount will be effective from the date of the change. For the purpose of performing the Extended No-Lapse Guarantee Test, AUL will use the Required Premiums for the Extended No-Lapse Guarantee in effect as of the Policy Date up to the date of the change, including any revised premiums in effect as of the date of a prior change.


RIDER CHARGE. The charge for this rider is included as part of the Monthly Deduction under the Policy. It is shown on the Rider Specifications Page of the Policy.

The rider can only be in force for a maximum of twenty (20) years. If this rider is added between the Ages of 56 and 65, it will provide coverage until the Age of 75. If this rider is added between the Ages of 66 and 75, it will provide coverage for a maximum of ten (10) years.


GUARANTEED INSURABILITY OPTION RIDER (GIO)
INSURED'S AGES: 0-39 (STANDARD RISKS ONLY)

This rider allows the Base Face Amount of the Policy to be increased by increments of up to $20,000, not to exceed a total increase of $100,000, without evidence of insurability on the Insured, upon meeting certain criteria. These increases may occur on regular option dates or alternate option dates. See the rider contract for the specific dates.


OTHER INSURED TERM INSURANCE RIDER (OIR)
AGES: 20-85 (OTHER INSURED'S AGE)


The Other Insured Rider is level term life insurance on someone other than the Insured. The minimum issue amount is $50,000; the maximum issue amount is equal to the Total Face Amount on the Base Insured per the Other Insured. A maximum of two (2) OIRs may be added to the Policy. The OIR amount of coverage may be changed in the future, but increases are subject to evidence of insurability. In certain circumstances, the OIR may be converted to a permanent individual Policy without evidence of insurability. The OIR may be converted to permanent coverage on the Monthiversary following the date of the Insured's death.



OVERLOAN PROTECTION RIDER

This rider, if certain conditions are met, provides the Owner the option to continue his/her Policy at a reduced Total Face Amount with no further Monthly Deductions.

This rider may be added if (1) the Policy has been in force for at least 15 years, (2) the Insured's Attained Age is at least 75 years, (3) the Guideline Premium Test was chosen at the time of application, (4) Partial Surrenders equal or exceed Premiums paid to AUL with respect to the Policy, and (5) the Policy has not been deemed a Modified Endowment Contract as defined in Section 7702A of the Internal Revenue code of 1986, or thereafter changed, and exercising this rider will not cause the Policy to become a Modified Endowment Contract. Further, the amount of the outstanding loan plus accrued loan interest must exceed the Minimum Loan Indebtedness Percentage shown on the Rider Specifications Page of the Policy multiplied by the Cash Value, but be less than 99.9% of the Cash Value after the deduction of the Overloan Protection Rider Charge from the Account Value. Once the rider is exercised, the Total Face Amount will be equal to the Account Value, after the deduction of the Overloan Protection Rider Charge, multiplied by the Minimum Insurance Percentage shown in the Minimum Insurance Percentages table in the Owner's Policy.

There is no charge for this rider until it is exercised. Once exercised, there is a one-time charge. In addition, once this rider is exercised, the Policy will change in the following manner:

  (1) The Owner's Death Benefit Option must be Option 1. If any other Death Benefit Option is in effect at the time the Overloan Protection Rider is exercised, the Death Benefit Option will be changed to Option 1 at that time;

  (2) No further changes may be made to the Policy, which includes any decreases or increases of any kind;

  (3)   No further premiums will be accepted;

  (4)   Policy loans and Partial Surrenders will no longer be permitted;

  (5)   No further Monthly Deductions will be deducted;

  (6) The outstanding Loan Account will remain and the interest charged against the Loan Account will be equal to the interest rate credited to the Loan Account;

  (7) AUL will accept loan repayments. The value of the Loan Account and the total indebtedness will be reduced by the loan repayment. In addition, the Fixed Account will be increased by the loan repayment;

  (8) Any No-Lapse Guarantee included in the Policy or by rider attached to the Policy will no longer apply;

  (9) Any additional rider requiring a Monthly Deduction will automatically be terminated;

  (10) When the Overloan Protection Rider is exercised, all values in the Variable Account will immediately be transferred to the Fixed Account and will continue to grow at the then-current Fixed Account interest rate. Transfer fees will not be applied to these transfers; and

  (11) Transfers from the Fixed Account to the Variable Account will no longer be permitted.


PREMIUM DEPOSIT ACCOUNT RIDER

This rider allows the Owner to make payments to a Premium Deposit Account while the Policy is in force. Each payment must be at least the minimum premium payment amount for the Policy as shown on the Policy Data Page. On each Policy anniversary, AUL will credit the Premium Deposit Account with interest at a rate declared by AUL, provided that no premium will be credited for any period less than one month. AUL reserves the right to decline any payments that, together with the amount already in the account, exceed 10% of the Total Face Amount of insurance shown on the Policy Data Page. AUL may also decline to accept any payment if there is indebtedness on the Policy.

The Owner may withdraw any part of this account without penalty at any time before the Insured's death. In addition, AUL may withdraw funds from this account to make premium payments on the Policy whenever Monthly Deductions remain unpaid at the last day of the Grace Period.

Upon receipt of proof of the death of the Insured, the balance of the Premium Deposit Account will be paid to the Owner, if the Owner is not the Insured. If the Owner and Insured are the same, the remaining balance upon the death of the Insured will be paid to the beneficiary of the Policy.

This rider will automatically terminate on the date the Policy is terminated, surrendered or continued as paid-up or extended term insurance, or upon the Monthiversary following the date that termination is requested by the Owner.

There is no charge for this rider and it may be added after issue.


WAIVER OF MONTHLY DEDUCTIONS DISABILITY RIDER (WMDD)
AGES: 0-55


This rider waives the Monthly Deduction during a period of total disability. The WMDD cannot be attached to Policies with Base Face Amounts in excess of $3,000,000 or rated higher than Table H.


Monthly Deductions are waived for total disability following a six (6) month waiting period. Monthly Deductions made during this waiting period are re-credited to the Account Value upon the actual waiver of the Monthly Deductions. If disability occurs before Age 60, Monthly Deductions are waived as long as total disability continues. If disability occurs between Ages 60-65, Monthly Deductions are waived as long as the Insured remains totally disabled but not beyond Age 65.



                             TAX CONSIDERATIONS


The following summary provides a general description of the federal income tax considerations associated with the Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based upon AUL's understanding of the present federal tax laws as they currently are interpreted by the Internal Revenue Service (the "IRS").


TAX STATUS OF THE POLICY

In order to attain the tax benefits normally associated with life insurance, the Policy must be classified for federal income tax purposes as a life insurance contract. Section 7702 of the Internal Revenue Code sets forth a definition of a life insurance contract for federal income tax purposes. The U.S. Treasury Department (the "Treasury") is authorized to prescribe regulations implementing Section 7702. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such Policy would not provide the tax advantages normally provided by a life insurance contract.

With respect to a Policy issued on a standard basis, AUL believes that such a Policy should meet the Section 7702 definition of a life insurance contract. With respect to a Policy that is issued on a substandard basis (i.e., a premium class with extra rating involving higher than standard mortality risk) there is less guidance, in particular as to how the mortality and other expense requirements of Section 7702 are to be applied in determining whether such a Policy meets the Section 7702 definition of a life insurance contract. If the requirements of Section 7702 were deemed not to have been met, the Policy would not provide the tax benefits normally associated with life insurance and the tax status of all contracts invested in the Investment Account to which premiums were allocated under the non-qualifying contract might be affected.

If it is subsequently determined that a Policy does not satisfy Section 7702, AUL may take whatever steps are appropriate and reasonable to attempt to cause such a Policy to comply with Section 7702. For these reasons, AUL reserves the right to modify the Policy as it deems necessary in its sole discretion to attempt to qualify it as a life insurance contract under Section 7702.


Section 817(h) of the Internal Revenue Code requires that the investments of each of the Investment Accounts must be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as a life insurance contract under Section 7702 of the Internal Revenue Code. It is intended that the Investment Accounts, through investment in the Portfolios, comply with the diversification requirements prescribed in Treasury Regulation
Section 1.817-5, which affects how the Portfolio's assets are to be invested. AUL believes that the Investment Accounts will meet the diversification requirements, and AUL will monitor continued compliance with this requirement.



For a variable life insurance contract to qualify for tax deferral, assets in the Separate Accounts supporting the contract must be considered to be owned by the insurance company and not by the contract Owner. Under current U.S. tax law, if a variable contract Owner has excessive control over the investments made by a Separate Account, or the underlying Fund, the contract owner will be taxed currently on income and gains from the account or Fund. In other words, in such a case of "investor control," the variable contract Owner would not derive the tax benefits normally associated with variable life insurance or variable annuities. The U.S. Treasury Department has issued various rulings and other pronouncements addressing the circumstances in which a variable life insurance contract Owner's control of the investments of the Separate Account may cause the contract Owner, rather than the insurance company, to be treated as the Owner of the assets held by the Separate Account.


The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract Owners were not Owners of investment account assets. For example, an Owner has additional flexibility in allocating Net Premium payments and Account Value. These differences could result in an Owner being treated as the Owner of a pro rata portion of the assets of the Investment

Accounts. In addition, AUL does not know what standards will be set forth, if any, in future guidance on this issue. AUL therefore reserves the right to modify the Policy as necessary to attempt to prevent an Owner from being considered the Owner of a pro rata share of the assets of the Investment Accounts. You should consult your tax adviser as to the possible application of the "investors control" doctrine to you.

The following discussion assumes that the Policy will qualify as a life insurance contract for federal income tax purposes.


TAX TREATMENT OF POLICY BENEFITS

IN GENERAL. AUL believes that the proceeds and Account Value increases of a Policy should be treated in a manner consistent with a fixed-benefit life insurance contract for federal income tax purposes. Thus, the Death Benefit under the Policy should be excludable from the gross income of the beneficiary under Section 101(a)(1) of the Internal Revenue Code. However, if the Owner elects a settlement option for a Death Benefit other than in a lump sum, a portion of the payment made to the Owner may be taxable.


Depending on the circumstances, the exchange of a Policy, a change in the Policy's Death Benefit option, a Policy loan, a Partial Surrender, a surrender, a change in ownership, or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer, and other tax consequences of Ownership or receipt of Policy proceeds, depend on the circumstances of each Owner or beneficiary.


The Policy may also be used in various arrangements, including nonqualified deferred compensation or salary continuation plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the Owner is contemplating the use of a Policy in any arrangement the value of which depends in part on its tax consequences, the Owner should consult a qualified tax advisor regarding the tax attributes of the particular arrangement.

Generally, the Owner will not be deemed to be in constructive receipt of the Account Value, including increments thereof, until there is a distribution. The tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a Modified Endowment. Upon a complete surrender or lapse of a Policy, whether or not a Modified Endowment, the excess of the amount received plus the amount of any outstanding loans and loan interest over the total investment in the Policy will generally be treated as ordinary income subject to tax.

MODIFIED ENDOWMENTS. Section 7702A establishes a class of life insurance Policies designated as "Modified Endowment Contracts." The rules relating to whether a Policy will be treated as a Modified Endowment are extremely complex and cannot be adequately described in the limited confines of this summary. In general, a Policy will be a Modified Endowment if the accumulated premiums paid at any time during the first seven Policy Years exceed the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. A Policy may also become a Modified Endowment after a material change. The determination of whether a Policy will be a Modified Endowment after a material change generally depends upon the relationship of the Death Benefit and Account Value at the time of such change and the additional premiums paid in the seven years following the material change.


Due to the Policy's flexibility, classification as a Modified Endowment will depend on the individual circumstances of each Policy. In view of the foregoing, a current or prospective Owner should consult with a tax adviser to determine whether a Policy transaction will cause the Policy to be treated as a Modified Endowment. However, at the time a premium is credited which in AUL's view would cause the Policy to become a Modified Endowment, although AUL is not obligated to provide notice, AUL will attempt to notify the Owner that unless a refund of the excess premium (with any appropriate interest) is requested by the Owner, the Policy will become a Modified Endowment. If notified, the Owner will have one hundred sixty (160) days after receiving such notification to request the refund.



Policies classified as Modified Endowments will be subject to the following:
First, all distributions, including distributions upon surrender and Partial Surrender, from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Account Value immediately before the distribution over the investment in the Policy (described below) at such time. Second, loans taken from or secured by such a Policy are treated as distributions from the Policy and taxed accordingly. Past due loan interest that is added to the loan amount will be treated as a loan. Third, a 10 percent additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, such a Policy that is included in income, except where the distribution or loan made on or after the Owner attains Age 59 1/2 is attributable to the Owner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's beneficiary.


If a Policy becomes a Modified Endowment after it is issued, distributions made during the Policy Year in which it becomes a Modified Endowment, distributions in any subsequent Policy Year and distributions within two years before the Policy becomes a Modified Endowment will be subject to the tax treatment described above. This means that a distribution from a Policy that is not a Modified Endowment could later become taxable as a distribution from a Modified Endowment.

All Modified Endowments that are issued by AUL (or its affiliates) to the same Owner during any calendar year are treated as one Modified Endowment for purposes of determining the amount includible in an Owner's gross income under
Section 72(e) of the Internal Revenue Code.

Distributions from a Policy that is not a Modified Endowment are generally treated as first recovering the investment in the Policy (described below) and then, only after the return of all such investment in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the Policy's Death Benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the Owner in order for the

Policy to continue complying with the Section 7702 definitional limits. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702.

Loans from, or secured by, a Policy that is not a Modified Endowment are not treated as distributions. Instead, such loans are treated as advances of the Death Benefit to the Owner.

Finally, neither distributions (including distributions upon surrender) nor loans from, or secured by, a Policy that is not a Modified Endowment are subject to the 10 percent additional income tax.

POLICY LOAN INTEREST. Generally, consumer interest paid on any loan under a Policy which is owned by an individual is not deductible for federal or state income tax purposes. The deduction of other forms of interest paid on Policy loans may also be subject to other restrictions under the Internal Revenue Code. A qualified tax adviser should be consulted before deducting any Policy loan interest.

INVESTMENT IN THE POLICY. Investment in the Policy means: (1) the aggregate amount of any premiums or other consideration paid for a Policy, minus (2) the aggregate amount received under the Policy which is excluded from gross income of the Owner (except that the amount of any loan from, or secured by, a Policy that is a Modified Endowment, to the extent such amount is excluded from gross income, will be disregarded), plus (3) the amount of any loan from, or secured by, a Policy that is a Modified Endowment to the extent that such amount is included in the gross income of the Owner.


ESTATE AND GENERATION SKIPPING TAXES

When the Insured dies, the Death Benefits will generally be includible in the Owner's estate for purposes of federal estate tax if the Insured owned the Policy. If the Owner was not the Insured, the fair market value of the Policy would be included in the Owner's estate upon the Owner's death. Nothing would be includible in the Insured's estate if the Death Benefits are not received by, or for the benefit of, the Insured's estate, and he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.

Federal estate tax is integrated with federal gift tax under a unified rate schedule. An unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse.

If the Owner (whether or not he or she is the Insured) transfers Ownership of the Policy to someone two or more generations younger, the transfer may be subject to the generation-skipping transfer tax with the taxable amount being the value of the Policy. The generation-skipping transfer tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Because these rules are complex, the Owner should consult with a qualified tax advisor for specific information if ownership is passing to younger generations.


LIFE INSURANCE PURCHASED FOR USE IN SPLIT DOLLAR ARRANGEMENTS


Regulations on split-dollar life insurance arrangements were issued by the Treasury Department, which modified IRS Notice 2002-8. Split dollar arrangements entered into prior to September 18, 2003 generally are governed by guidance issued prior to the final regulations. The final regulations applied to split dollar arrangements entered into or modified materially after September 17, 2003. The final regulations provide two sets of rules for split dollar arrangements. Purchasers should consult a qualified tax advisor to discuss the applicable rules.


NONQUALIFIED DEFERRED COMPENSATION. On October 22, 2004, IRC Section 409A was enacted as part of the American Jobs Creation Act of 2004. Contributions into non-qualified deferred compensation plans after December 31, 2004 are governed by this code section. Purchasers should consult a qualified tax advisor to determine tax treatment resulting from such an arrangement.


TAXATION UNDER SECTION 403(B) PLANS

On July 26, 2007, the IRS issued final regulations for Tax-Sheltered Annuity arrangements under section 403(b). Given that these are the first significant updates of the original regulations issued by the IRS in 1964, they provide for significant changes in the way 403(b) plans must be maintained and administered. The final regulations are generally effective for plan years beginning on or after January 1, 2009. The effect of these regulations is to make the rules governing 403(b) similar to the rules governing other arrangements that include salary reduction contributions, such as 401(k) plans and 457(b) plans.


Items of particular interest or significance covered by these regulations are
1) all 403(b) contracts must be maintained pursuant to a written plan, 2) as of September 24, 2007, intra-plan exchanges may not be made pursuant to Revenue Ruling 90-24, but rather must be made in accordance with the final IRS regulations, which in part require that the vendor and the employer enter into an information-sharing agreement, 3) nontaxable transfers of assets to a plan of another employer are permitted, 4) plans may contain provisions that permit plan termination and distribution of benefits upon such plan termination, 5) loans and hardship distributions must be made in accordance with the applicable plan and the final IRS regulations, 6) employers generally must agree to share certain information with each approved vendor, 7) plan contributions may not exceed applicable limits , and 8) contributions must be transferred to an approved vendor within a reasonable time, but in no event later than fifteen
(15) Business Days.



NON-INDIVIDUAL OWNERSHIP OF CONTRACTS

If the Owner of a Policy is an entity rather than an individual, the tax treatment may differ from that described above. Accordingly, prospective Owners that are entities should consult a qualified tax advisor.

POSSIBLE CHARGE FOR AUL'S TAXES

At the present time, AUL makes no charge for any federal, state or local taxes (other than the charge for state and local premium taxes) that it incurs that may be attributable to the Investment Accounts or to the Policies. However, AUL reserves the right to make additional charges for any such tax or other economic burden resulting from the application of the tax laws that it determines to be properly attributable to the Investment Accounts or to the Policies.



                OTHER INFORMATION ABOUT THE POLICIES AND AUL



POLICY TERMINATION

The Policy will terminate, and insurance coverage will cease, as of: (1) the end of the Valuation Period during which AUL receives Proper Notice to surrender the Policy; (2) the expiration of a grace period; or (3) the death of the Insured. See "Surrendering the Policy for Cash Surrender Value," "Premium Payments to Prevent Lapse," and "Death Benefit and Changes in Base Face Amount."


RESOLVING MATERIAL CONFLICTS

The Funds presently serve as the investment medium for the Separate Account. In addition, the Funds have advised AUL that they are available to registered separate accounts of insurance companies, other than AUL, offering variable annuity and variable life insurance policies.

AUL does not currently foresee any disadvantages to the Owner resulting from the Funds selling shares as an investment medium for products other than the Policies. However, there is a theoretical possibility that a material conflict of interest may arise between Owners whose Cash Values are allocated to the Separate Account and the owners of variable life insurance policies and variable annuity contracts issued by other companies whose values are allocated to one or more other separate accounts investing in any one of the Funds. Shares of some of the Funds may also be sold to certain qualified pension and retirement plans qualifying under Section 401 of the Internal Revenue Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans. In the event of a material conflict, AUL will take any necessary steps, including removing the Separate Account from that Fund, to resolve the matter. The Board of Directors/Trustees of each Fund will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts.


ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

AUL reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Separate Account or that the Separate Account may purchase. If the shares of a Portfolio are no longer available for investment or if, in AUL's judgment, further investment in any Portfolio should become inappropriate in view of the purposes of the Separate Account, AUL may redeem the shares, if any, of that Portfolio and substitute shares of another registered open-end management investment company. AUL will not substitute any shares attributable to a Policy's interest in an Investment Account of the Separate Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the Investment Company Act of 1940 or other applicable law.

AUL also reserves the right to establish additional Investment Accounts of the Separate Account, each of which would invest in shares corresponding to a Portfolio of a Fund or in shares of another investment company having a specified investment objective. Any new Investment Accounts may be made available to existing Owners on a basis to be determined by AUL. Subject to applicable law and any required SEC approval, AUL may, in AUL's sole discretion, eliminate one or more Investment Accounts if marketing needs, tax considerations or investment conditions warrant.

If any of these substitutions or changes are made, AUL may, by appropriate endorsement, change the Policy to reflect the substitution or change.

If AUL deems it to be in the best interests of persons having voting rights under the Policies (subject to any approvals that may be required under applicable law), the Separate Account may be operated as a management investment company under the Investment Company Act of 1940, it may be deregistered under that Act if registration is no longer required, or it may be combined with other AUL separate accounts.


SALE OF THE POLICIES

The Policies will be offered to the public on a continuous basis, and AUL does not anticipate discontinuing the offering of the Policies. However, AUL reserves the right to discontinue the offering. Applications for Policies are solicited by representatives who are licensed by applicable state insurance authorities to sell AUL's variable life contracts and who are also registered representatives of OneAmerica Securities, Inc., which is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. OneAmerica Securities, Inc., is a wholly owned subsidiary of American United Life Insurance Company, and is the distributor and "principal underwriter," as defined in the Investment Company Act of 1940, of the Policies for the Separate Account. AUL is not obligated to sell any specific number of Policies.


STATE REGULATION

AUL is subject to regulation by the Department of Insurance of the State of Indiana, which periodically examines the financial condition and operations of AUL. AUL is also subject to the insurance laws and regulations of all jurisdictions where it does business. The Policy described in this Prospectus has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

AUL is required to submit annual statements of operations, including financial statements, to the insurance departments of the various jurisdictions where it does business to determine solvency and compliance with applicable insurance laws and regulations.

ADDITIONAL INFORMATION

A registration statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information set forth in the registration statement. The omitted information may be obtained at the SEC's principal office in Washington, D.C. by paying the SEC's prescribed fees.


LITIGATION

The Separate Account is not a party to any litigation. AUL, as an insurance company, ordinarily is involved in litigation. AUL is of the opinion that, at present, such litigation is not material to the Owners of the Policies.


LEGAL MATTERS

Dechert LLP, has provided advice on certain matters relating to the federal securities laws. Matters of Indiana law pertaining to the Policies, including AUL's right to issue the Policies and its qualification to do so under applicable laws and regulations issued thereunder, have been passed upon by Thomas M. Zurek, General Counsel of AUL.


FINANCIAL STATEMENTS


Financial statements of OneAmerica Financial Partners, Inc. and the Variable Account as of December 31, 2014 are included in the Statement of Additional Information.

            STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS



DESCRIPTION                                                                                                       PAGE

GENERAL INFORMATION AND HISTORY................................................................................      3
DISTRIBUTION OF CONTRACTS......................................................................................      3
CUSTODY OF ASSETS..............................................................................................      3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..................................................................      3
FINANCIAL STATEMENTS...........................................................................................      4

No dealer, salesman or any other person is authorized by the Individual Variable Life Unit Trust or by AUL to give any information or to make any representation other than as contained in this Prospectus in connection with the offering described herein.


The Statement of Additional Information contains additional information about the Variable Account and AUL. To learn more about the Contract, the Owner should read the Statement of Additional Information dated the same date as this Prospectus. The Table of Contents for the Statement of Additional Information appears on the last page of this Prospectus. For a free copy of the Statement of Additional Information please call 1-800-863-9354 or write to AUL at One American Square, P.O. Box 7127, Indianapolis, Indiana 46206-7127.


The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally a part of this Prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the Statement of Additional Information and other information about AUL and the Contract. Information about AUL and the Contract (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, NW, Washington, DC 2059-0102. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.


The products described herein are not Insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.


Investment Company Act of 1940 Registration File No. 811-8311




--------------------------------------------------------------------------------
              AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
                  FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE



                            AMERICAN ACCUMULATOR



                                   SOLD BY


                               AMERICAN UNITED
                          LIFE INSURANCE COMPANY(R)


                      ONE AMERICAN SQUARE, P.O BOX 7127
                      INDIANAPOLIS, INDIANA 46206-7127


                                 PROSPECTUS



                             Dated: May 1, 2015
--------------------------------------------------------------------------------

THIS PROSPECTUS MUST BE PRECEDED OR ACCOMPANIED BY CURRENT PROSPECTUSES FOR THE UNDERLYING INVESTMENT OPTIONS.
PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY. INDIVIDUAL VARIABLE LIFE AND VARIABLE ANNUITIES ISSUED BY AMERICAN UNITED LIFE INSURANCE COMPANY(R) (AUL) ARE DISTRIBUTED BY ONEAMERICA(R) SECURITIES, INC. MEMBER OF FINRA,
SIPC, A WHOLLY-OWNED SUBSIDIARY OF AUL.




AMERICAN UNITED LIFE INSURANCE COMPANY(R)
A ONEAMERICA(R) COMPANY
ONE AMERICAN SQUARE, P.O. BOX 368
INDIANAPOLIS, IN 46206-0368
WWW.ONEAMERICA.COM


(C) 2015 American United Life Insurance Company(R). All rights reserved. OneAmerica(R) and the OneAmerica banner are all trademarks of OneAmerica Financial Partners, Inc.









                                                           1-21354     5/1/15

[ONEAMERICA_LOGO]

STATEMENT OF ADDITIONAL INFORMATION FOR

AMERICAN ACCUMULATOR --

AUL AMERICAN INDIVIDUAL
VARIABLE LIFE UNIT TRUST

AUL FLEXIBLE PREMIUM VARIABLE ADJUSTABLE

UNIVERSAL LIFE INSURANCE POLICY

ONEAMERICA(R) FUNDS, INC.

[ONEAMERICA(R) LOGO]

PRODUCTS AND FINANCIAL SERVICES PROVIDED BY:

AMERICAN UNITED LIFE INSURANCE COMPANY(R)
A ONEAMERICA(R) COMPANY
P.O. BOX 368, INDIANAPOLIS, INDIANA 46206-0368
TELEPHONE: (800) 537-6442

                                                        May 1,2015

                      STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 1, 2015

          AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST FLEXIBLE PREMIUM VARIABLE ADJUSTABLE UNIVERSAL LIFE INSURANCE POLICY

                                    SOLD BY

                                AMERICAN UNITED
                           LIFE INSURANCE COMPANY(R)
                       ONE AMERICAN SQUARE, P.O. BOX 7127
                          INDIANAPOLIS, INDIANA 46282
                      1-800-537-6442 - WWW.ONEAMERICA.COM

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the AUL Flexible Premium Variable Adjustable Universal Life policies dated, May 1, 2015.

A Prospectus is available without charge by calling the number listed above or by writing to the address listed above.

                                          TABLE OF CONTENTS

------------------------------------------------------ ---------------------------------------
DESCRIPTION                                            PAGE
------------------------------------------------------ ---------------------------------------
GENERAL INFORMATION AND HISTORY                                          3
------------------------------------------------------ ---------------------------------------
DISTRIBUTION OF CONTRACTS                                                3
------------------------------------------------------ ---------------------------------------
CUSTODY OF ASSETS                                                        3
------------------------------------------------------ ---------------------------------------
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                            3
------------------------------------------------------ ---------------------------------------
FINANCIAL STATEMENTS                                                     4
------------------------------------------------------ ---------------------------------------

                        GENERAL INFORMATION AND HISTORY

For a general description of AUL and AUL American Individual Variable Life Unit Trust (the "Variable Account"), see the section entitled "Information about AUL, The Variable Account, and The Funds" in the Prospectus.

                           DISTRIBUTION OF CONTRACTS

OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable life contracts (the "Contracts") described in the Prospectus and in this statement of Additional Information. It's principal business address is the same as the Depositor's. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the "SEC") as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. The Contracts are sold by registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents.

AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable life contracts. The broker-dealers are required to be registered with the SEC and be members of the Financial Industry Regulation Authority, ("FINRA").

OneAmerica Securities serves as the Principal Underwriter without compensation from the Variable Account.


                               CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL. The assets are kept physically segregated and are held separate and apart from the assets of other separate accounts of AUL and from AUL's General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds offered hereunder.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated balance sheets for OneAmerica Financial Partners, Inc. at December 31, 2014 and 2013 and the related consolidated statements of comprehensive income, statements of shareholder's equity and statements of cash flows for each of the three years in the period ended December 31, 2014, appearing herein have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. The Variable Account statements of net assets as of December 31, 2014 and the statements of operations and changes in net assets and the financial highlights for each of the periods indicated in this SAI have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

                              FINANCIAL STATEMENTS

FINANCIAL STATEMENTS OF THE REGISTRANT

The financial statements of the AUL American Individual Variable Life Unit Trust as of December 31, 2014 are included in this Statement of Additional Information.

[PWC LOGO]

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
AUL American Individual Variable Life Unit Trust and the Board of Directors of American United Life Insurance Company:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting AUL American Individual Variable Life Unit Trust (the "Trust") at December 31, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of the number of shares owned at December 31, 2014 by correspondence with the underlying mutual fund companies, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Indianapolis, Indiana
April 24, 2015

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
             ALGER LARGE CAP GROWTH PORTFOLIO I-2 CLASS - 015544505

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     5,905,206   $     4,013,870           100,677
                                                                         ===============   ===============
Receivables: investments sold                                    9,570
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     5,914,776
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     5,914,776           467,643   $         12.65
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         9,163
                                                                                           ---------------
Net investment income (loss)                                                                         9,163
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           236,943
Realized gain distributions                                                                        928,480
Net change in unrealized appreciation (depreciation)                                              (568,730)
                                                                                           ---------------
Net gain (loss)                                                                                    596,693
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       605,856
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              9,163   $             40,418
Net realized gain (loss)                                                     236,943                235,616
Realized gain distributions                                                  928,480                     --
Net change in unrealized appreciation (depreciation)                        (568,730)             1,295,931
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            605,856              1,571,965
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     338,239                384,600
Cost of units redeemed                                                      (442,467)              (641,626)
Account charges                                                             (322,795)              (325,200)
                                                                --------------------   --------------------
Increase (decrease)                                                         (427,023)              (582,226)
                                                                --------------------   --------------------
Net increase (decrease)                                                      178,833                989,739
Net assets, beginning                                                      5,735,943              4,746,204
                                                                --------------------   --------------------
Net assets, ending                                              $          5,914,776   $          5,735,943
                                                                ====================   ====================

Units sold                                                                    31,161                 42,644
Units redeemed                                                               (66,841)              (101,895)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (35,680)               (59,251)
Units outstanding, beginning                                                 503,323                562,574
                                                                --------------------   --------------------
Units outstanding, ending                                                    467,643                503,323
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         24,873,229
Cost of units redeemed/account charges                                                          (21,762,734)
Net investment income (loss)                                                                      1,859,930
Net realized gain (loss)                                                                         (1,875,465)
Realized gain distributions                                                                         928,480
Net change in unrealized appreciation (depreciation)                                              1,891,336
                                                                                       --------------------
Net assets                                                                             $          5,914,776
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  4/30/1998
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                            EXPENSE AS A
                         ACCUMULATION     OUTSTANDING        NET ASSETS        % OF AVERAGE
                          UNIT VALUE         (000s)            (000s)          NET ASSETS      TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         12.65               468   $         5,915               N/A              11.0%
12/31/2013                       11.40               503             5,736               N/A              35.1%
12/31/2012                        8.44               563             4,746               N/A               9.9%
12/31/2011                        7.68               641             4,925               N/A              -0.3%
12/31/2010                        7.71               720             5,552               N/A              13.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               0.2%
2013                               0.8%
2012                               1.2%
2011                               1.0%
2010                               0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
             ALGER SMALL CAP GROWTH PORTFOLIO I-2 CLASS - 015544406

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,795,054   $     1,790,995            59,488
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (24,686)
                                                       ---------------
Net assets                                             $     1,770,368
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     1,770,368           229,854   $          7.70
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           212,062
Realized gain distributions                                                                        165,046
Net change in unrealized appreciation (depreciation)                                              (367,745)
                                                                                           ---------------
Net gain (loss)                                                                                      9,363
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         9,363
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                     212,062                 54,348
Realized gain distributions                                                  165,046                437,336
Net change in unrealized appreciation (depreciation)                        (367,745)               464,225
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              9,363                955,909
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     133,396              1,798,941
Cost of units redeemed                                                    (1,851,041)            (1,853,450)
Account charges                                                             (106,959)              (159,579)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,824,604)              (214,088)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,815,241)               741,821
Net assets, beginning                                                      3,585,609              2,843,788
                                                                --------------------   --------------------
Net assets, ending                                              $          1,770,368   $          3,585,609
                                                                ====================   ====================

Units sold                                                                    18,289                269,239
Units redeemed                                                              (256,005)              (299,552)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (237,716)               (30,313)
Units outstanding, beginning                                                 467,570                497,883
                                                                --------------------   --------------------
Units outstanding, ending                                                    229,854                467,570
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         13,039,281
Cost of units redeemed/account charges                                                          (13,587,180)
Net investment income (loss)                                                                            127
Net realized gain (loss)                                                                          1,037,439
Realized gain distributions                                                                       1,276,642
Net change in unrealized appreciation (depreciation)                                                  4,059
                                                                                       --------------------
Net assets                                                                             $          1,770,368
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  5/1/2000
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          7.70               230   $         1,770               N/A               0.4%
12/31/2013                        7.67               468             3,586               N/A              34.3%
12/31/2012                        5.71               498             2,844               N/A              12.5%
12/31/2011                        5.08               538             2,731               N/A              -3.2%
12/31/2010                        5.24               626             3,281               N/A              25.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               0.0%
2013                               0.0%
2012                               0.0%
2011                               0.0%
2010                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
    ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO A CLASS - 018792820

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        24,714   $        26,064             1,298
                                                                         ===============   ===============
Receivables: investments sold                                       10
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        24,724
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $        24,724             5,416   $          4.57
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             3,526
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                (2,762)
                                                                                           ---------------
Net gain (loss)                                                                                        764
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           764
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 90
Net realized gain (loss)                                                       3,526                    969
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          (2,762)                   450
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                764                  1,509
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      28,338                 46,173
Cost of units redeemed                                                       (41,560)                  (204)
Account charges                                                               (9,701)               (10,647)
                                                                --------------------   --------------------
Increase (decrease)                                                          (22,923)                35,322
                                                                --------------------   --------------------
Net increase (decrease)                                                      (22,159)                36,831
Net assets, beginning                                                         46,883                 10,052
                                                                --------------------   --------------------
Net assets, ending                                              $             24,724   $             46,883
                                                                ====================   ====================

Units sold                                                                     5,881                 10,201
Units redeemed                                                               (10,612)                (2,525)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (4,731)                 7,676
Units outstanding, beginning                                                  10,147                  2,471
                                                                --------------------   --------------------
Units outstanding, ending                                                      5,416                 10,147
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            110,789
Cost of units redeemed/account charges                                                              (91,698)
Net investment income (loss)                                                                          1,113
Net realized gain (loss)                                                                              5,870
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 (1,350)
                                                                                       --------------------
Net assets                                                                             $             24,724
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          4.57                 5   $            25               N/A              -1.2%
12/31/2013                        4.62                10                47               N/A              13.6%
12/31/2012                        4.07                 2                10               N/A              15.5%
12/31/2011                        3.52                 5                19               N/A             -15.9%
12/31/2010                        4.18                 4                15               N/A              12.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               0.0%
2013                               0.3%
2012                               1.3%
2011                               2.5%
2010                               1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
     ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO A CLASS - 018792531

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       107,200   $        96,146             4,896
                                                                         ===============   ===============
Receivables: investments sold                                      285
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       107,485
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $       107,485            11,297   $          9.51
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $           572
                                                                                           ---------------
Net investment income (loss)                                                                           572
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           705,065
Realized gain distributions                                                                          9,447
Net change in unrealized appreciation (depreciation)                                              (585,827)
                                                                                           ---------------
Net gain (loss)                                                                                    128,685
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       129,257
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                572   $              8,506
Net realized gain (loss)                                                     705,065                 56,140
Realized gain distributions                                                    9,447                 78,958
Net change in unrealized appreciation (depreciation)                        (585,827)               304,188
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            129,257                447,792
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      93,567                232,370
Cost of units redeemed                                                    (1,656,732)              (241,656)
Account charges                                                              (41,051)               (79,285)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,604,216)               (88,571)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,474,959)               359,221
Net assets, beginning                                                      1,582,444              1,223,223
                                                                --------------------   --------------------
Net assets, ending                                              $            107,485   $          1,582,444
                                                                ====================   ====================

Units sold                                                                    10,958                 31,163
Units redeemed                                                              (181,280)               (43,364)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (170,322)               (12,201)
Units outstanding, beginning                                                 181,619                193,820
                                                                --------------------   --------------------
Units outstanding, ending                                                     11,297                181,619
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          2,342,460
Cost of units redeemed/account charges                                                           (3,198,048)
Net investment income (loss)                                                                         35,947
Net realized gain (loss)                                                                            754,853
Realized gain distributions                                                                         161,219
Net change in unrealized appreciation (depreciation)                                                 11,054
                                                                                       --------------------
Net assets                                                                             $            107,485
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          9.51                11   $           107               N/A               9.2%
12/31/2013                        8.71               182             1,582               N/A              38.1%
12/31/2012                        6.31               194             1,223               N/A              18.7%
12/31/2011                        5.31               206             1,097               N/A              -8.4%
12/31/2010                        5.80               220             1,277               N/A              26.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               0.1%
2013                               0.6%
2012                               0.6%
2011                               0.5%
2010                               0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
     ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO A CLASS - 018792556

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        27,790   $        28,372             2,075
                                                                         ===============   ===============
Receivables: investments sold                                      285
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        28,075
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $        28,075             7,702   $          3.65
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         1,079
                                                                                           ---------------
Net investment income (loss)                                                                         1,079
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                90
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                (3,020)
                                                                                           ---------------
Net gain (loss)                                                                                     (2,930)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (1,851)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,079   $              1,669
Net realized gain (loss)                                                          90                   (128)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          (3,020)                 3,640
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (1,851)                 5,181
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       1,751                  8,636
Cost of units redeemed                                                          (290)                (1,305)
Account charges                                                               (1,315)                (1,063)
                                                                --------------------   --------------------
Increase (decrease)                                                              146                  6,268
                                                                --------------------   --------------------
Net increase (decrease)                                                       (1,705)                11,449
Net assets, beginning                                                         29,780                 18,331
                                                                --------------------   --------------------
Net assets, ending                                              $             28,075   $             29,780
                                                                ====================   ====================

Units sold                                                                       460                  2,558
Units redeemed                                                                  (420)                  (697)
                                                                --------------------   --------------------
Net increase (decrease)                                                           40                  1,861
Units outstanding, beginning                                                   7,662                  5,801
                                                                --------------------   --------------------
Units outstanding, ending                                                      7,702                  7,662
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          2,806,810
Cost of units redeemed/account charges                                                           (2,168,743)
Net investment income (loss)                                                                         54,784
Net realized gain (loss)                                                                           (664,194)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                   (582)
                                                                                       --------------------
Net assets                                                                             $             28,075
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.65                 8   $            28               N/A              -6.2%
12/31/2013                        3.89                 8                30               N/A              23.0%
12/31/2012                        3.16                 6                18               N/A              14.5%
12/31/2011                        2.76                 7                19               N/A             -19.3%
12/31/2010                        3.42               284               969               N/A               4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               3.7%
2013                               6.9%
2012                               1.5%
2011                               2.6%
2010                               3.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
        AMERICAN CENTURY VP CAPITAL APPRECIATION FUND I CLASS - 024936304

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       221,304   $       204,534            14,076
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (20)
                                                       ---------------
Net assets                                             $       221,284
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $       221,284            11,892   $         18.61
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             1,449
Realized gain distributions                                                                             41
Net change in unrealized appreciation (depreciation)                                                16,669
                                                                                           ---------------
Net gain (loss)                                                                                     18,159
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        18,159
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                       1,449                      3
Realized gain distributions                                                       41                      7
Net change in unrealized appreciation (depreciation)                          16,669                     38
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             18,159                     48
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     241,212                     --
Cost of units redeemed                                                       (30,388)                    --
Account charges                                                               (7,904)                    (7)
                                                                --------------------   --------------------
Increase (decrease)                                                          202,920                     (7)
                                                                --------------------   --------------------
Net increase (decrease)                                                      221,079                     41
Net assets, beginning                                                            205                    164
                                                                --------------------   --------------------
Net assets, ending                                              $            221,284   $                205
                                                                ====================   ====================

Units sold                                                                    14,486                     --
Units redeemed                                                                (2,606)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                       11,880                     --
Units outstanding, beginning                                                      12                     12
                                                                --------------------   --------------------
Units outstanding, ending                                                     11,892                     12
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            318,099
Cost of units redeemed/account charges                                                             (122,005)
Net investment income (loss)                                                                          6,798
Net realized gain (loss)                                                                              1,549
Realized gain distributions                                                                              73
Net change in unrealized appreciation (depreciation)                                                 16,770
                                                                                       --------------------
Net assets                                                                             $            221,284
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1998
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         18.61                12   $           221               N/A               8.1%
12/31/2013                       17.21                 0                 0               N/A              30.9%
12/31/2012                       13.14                 0                 0               N/A              16.0%
12/31/2011                       11.33                 0                 0               N/A              -6.5%
12/31/2010                       12.12                 0                 0               N/A              31.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               0.0%
2013                               0.0%
2012                               0.0%
2011                               0.0%
2010                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
          AMERICAN CENTURY VP INCOME & Growth Fund I Class - 024936601

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     7,423,307   $     6,789,342           733,585
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (6,761)
                                                       ---------------
Net assets                                             $     7,416,546
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     7,416,546           714,285   $         10.38
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        93,627
                                                                                           ---------------
Net investment income (loss)                                                                        93,627
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           192,706
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               183,206
                                                                                           ---------------
Net gain (loss)                                                                                    375,912
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       469,539
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             93,627   $             37,271
Net realized gain (loss)                                                     192,706                 42,641
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         183,206                423,994
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            469,539                503,906
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   5,843,494              2,385,965
Cost of units redeemed                                                      (612,121)            (2,157,944)
Account charges                                                             (252,349)               (91,581)
                                                                --------------------   --------------------
Increase (decrease)                                                        4,979,024                136,440
                                                                --------------------   --------------------
Net increase (decrease)                                                    5,448,563                640,346
Net assets, beginning                                                      1,967,983              1,327,637
                                                                --------------------   --------------------
Net assets, ending                                              $          7,416,546   $          1,967,983
                                                                ====================   ====================

Units sold                                                                   590,809                298,372
Units redeemed                                                               (89,758)              (280,517)
                                                                --------------------   --------------------
Net increase (decrease)                                                      501,051                 17,855
Units outstanding, beginning                                                 213,234                195,379
                                                                --------------------   --------------------
Units outstanding, ending                                                    714,285                213,234
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         20,787,530
Cost of units redeemed/account charges                                                          (15,257,382)
Net investment income (loss)                                                                        539,812
Net realized gain (loss)                                                                            380,437
Realized gain distributions                                                                         332,184
Net change in unrealized appreciation (depreciation)                                                633,965
                                                                                       --------------------
Net assets                                                                             $          7,416,546
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         10.38               714   $         7,417               N/A              12.5%
12/31/2013                        9.23               213             1,968               N/A              35.8%
12/31/2012                        6.80               195             1,328               N/A              14.7%
12/31/2011                        5.92               232             1,376               N/A               3.1%
12/31/2010                        5.74               261             1,501               N/A              14.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               2.0%
2013                               2.3%
2012                               2.1%
2011                               1.6%
2010                               1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
           AMERICAN CENTURY VP INTERNATIONAL FUND I CLASS - 024936205

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,718,974   $     4,708,284           472,045
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (7,956)
                                                       ---------------
Net assets                                             $     4,711,018
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     4,711,018           500,706   $          9.41
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        40,624
                                                                                           ---------------
Net investment income (loss)                                                                        40,624
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            47,293
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                              (437,564)
                                                                                           ---------------
Net gain (loss)                                                                                   (390,271)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (349,647)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             40,624   $             41,244
Net realized gain (loss)                                                      47,293                 22,568
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                        (437,564)               429,572
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (349,647)               493,384
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,950,879              1,980,932
Cost of units redeemed                                                      (296,910)            (2,073,656)
Account charges                                                             (182,195)              (115,650)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,471,774               (208,374)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,122,127                285,010
Net assets, beginning                                                      2,588,891              2,303,881
                                                                --------------------   --------------------
Net assets, ending                                              $          4,711,018   $          2,588,891
                                                                ====================   ====================

Units sold                                                                   291,424                224,918
Units redeemed                                                               (50,724)              (248,147)
                                                                --------------------   --------------------
Net increase (decrease)                                                      240,700                (23,229)
Units outstanding, beginning                                                 260,006                283,235
                                                                --------------------   --------------------
Units outstanding, ending                                                    500,706                260,006
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         21,741,307
Cost of units redeemed/account charges                                                          (18,047,992)
Net investment income (loss)                                                                        493,571
Net realized gain (loss)                                                                            (68,873)
Realized gain distributions                                                                         582,315
Net change in unrealized appreciation (depreciation)                                                 10,690
                                                                                       --------------------
Net assets                                                                             $          4,711,018
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1998
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          9.41               501   $         4,711               N/A              -5.5%
12/31/2013                        9.96               260             2,589               N/A              22.4%
12/31/2012                        8.13               283             2,304               N/A              21.2%
12/31/2011                        6.71               363             2,434               N/A             -12.0%
12/31/2010                        7.63               384             2,929               N/A              13.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               1.1%
2013                               1.7%
2012                               0.8%
2011                               1.5%
2010                               2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
               AMERICAN CENTURY VP ULTRA FUND I CLASS - 024936882

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        34,035   $        24,770             2,113
                                                                         ===============   ===============
Receivables: investments sold                                       52
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        34,087
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $        34,087             3,315   $         10.28
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $           110
                                                                                           ---------------
Net investment income (loss)                                                                           110
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               266
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 2,642
                                                                                           ---------------
Net gain (loss)                                                                                      2,908
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         3,018
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                110   $                367
Net realized gain (loss)                                                         266                 19,974
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           2,642                 (3,188)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              3,018                 17,153
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       3,393                312,950
Cost of units redeemed                                                          (145)              (359,441)
Account charges                                                               (1,160)                (2,188)
                                                                --------------------   --------------------
Increase (decrease)                                                            2,088                (48,679)
                                                                --------------------   --------------------
Net increase (decrease)                                                        5,106                (31,526)
Net assets, beginning                                                         28,981                 60,507
                                                                --------------------   --------------------
Net assets, ending                                              $             34,087   $             28,981
                                                                ====================   ====================

Units sold                                                                       350                 43,239
Units redeemed                                                                  (135)               (49,012)
                                                                --------------------   --------------------
Net increase (decrease)                                                          215                 (5,773)
Units outstanding, beginning                                                   3,100                  8,873
                                                                --------------------   --------------------
Units outstanding, ending                                                      3,315                  3,100
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          1,363,411
Cost of units redeemed/account charges                                                           (1,363,519)
Net investment income (loss)                                                                            703
Net realized gain (loss)                                                                             21,633
Realized gain distributions                                                                           2,594
Net change in unrealized appreciation (depreciation)                                                  9,265
                                                                                       --------------------
Net assets                                                                             $             34,087
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         10.28                 3   $            34               N/A              10.0%
12/31/2013                        9.35                 3                29               N/A              37.1%
12/31/2012                        6.82                 9                61               N/A              13.9%
12/31/2011                        5.99                10                59               N/A               1.1%
12/31/2010                        5.92                 7                42               N/A              16.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               0.3%
2013                               0.8%
2012                               0.0%
2011                               0.0%
2010                               0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
           AMERICAN CENTURY VP MID CAP VALUE FUND II CLASS - 024936734

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        17,022   $        14,994             1,118
                                                                         ===============   ===============
Receivables: investments sold                                    5,182
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        22,204
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $        22,204             1,629   $         13.63
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $           143
                                                                                           ---------------
Net investment income (loss)                                                                           143
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               145
Realized gain distributions                                                                            683
Net change in unrealized appreciation (depreciation)                                                 1,324
                                                                                           ---------------
Net gain (loss)                                                                                      2,152
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         2,295
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                143   $                 83
Net realized gain (loss)                                                         145                  1,698
Realized gain distributions                                                      683                     91
Net change in unrealized appreciation (depreciation)                           1,324                    283
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              2,295                  2,155
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      11,710                  9,498
Cost of units redeemed                                                           (92)                (6,292)
Account charges                                                               (1,971)                  (605)
                                                                --------------------   --------------------
Increase (decrease)                                                            9,647                  2,601
                                                                --------------------   --------------------
Net increase (decrease)                                                       11,942                  4,756
Net assets, beginning                                                         10,262                  5,506
                                                                --------------------   --------------------
Net assets, ending                                              $             22,204   $             10,262
                                                                ====================   ====================

Units sold                                                                       925                    871
Units redeemed                                                                  (171)                  (606)
                                                                --------------------   --------------------
Net increase (decrease)                                                          754                    265
Units outstanding, beginning                                                     875                    610
                                                                --------------------   --------------------
Units outstanding, ending                                                      1,629                    875
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $             76,152
Cost of units redeemed/account charges                                                              (62,502)
Net investment income (loss)                                                                            680
Net realized gain (loss)                                                                              4,530
Realized gain distributions                                                                           1,316
Net change in unrealized appreciation (depreciation)                                                  2,028
                                                                                       --------------------
Net assets                                                                             $             22,204
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         13.63                 2   $            22               N/A              16.2%
12/31/2013                       11.73                 1                10               N/A              29.9%
12/31/2012                        9.03                 1                 6               N/A              16.2%
12/31/2011                        7.77                 2                13               N/A              -0.8%
12/31/2010                        7.83                 1                 7               N/A              19.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               0.9%
2013                               1.1%
2012                               1.1%
2011                               1.0%
2010                               3.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
               CALVERT VP SRI MID CAP GROWTH PORTFOLIO - 131647307

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        78,355   $        79,905             2,362
                                                                         ===============   ===============
Receivables: investments sold                                        3
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        78,358
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $        78,358             6,850   $         11.44
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             2,202
Realized gain distributions                                                                         14,794
Net change in unrealized appreciation (depreciation)                                               (10,722)
                                                                                           ---------------
Net gain (loss)                                                                                      6,274
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         6,274
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                       2,202                  3,267
Realized gain distributions                                                   14,794                  8,774
Net change in unrealized appreciation (depreciation)                         (10,722)                 8,410
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              6,274                 20,451
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       4,797                 15,362
Cost of units redeemed                                                        (9,151)               (15,154)
Account charges                                                               (5,868)                (5,533)
                                                                --------------------   --------------------
Increase (decrease)                                                          (10,222)                (5,325)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (3,948)                15,126
Net assets, beginning                                                         82,306                 67,180
                                                                --------------------   --------------------
Net assets, ending                                              $             78,358   $             82,306
                                                                ====================   ====================

Units sold                                                                       458                  1,665
Units redeemed                                                                (1,385)                (2,134)
                                                                --------------------   --------------------
Net increase (decrease)                                                         (927)                  (469)
Units outstanding, beginning                                                   7,777                  8,246
                                                                --------------------   --------------------
Units outstanding, ending                                                      6,850                  7,777
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            802,931
Cost of units redeemed/account charges                                                             (791,107)
Net investment income (loss)                                                                            584
Net realized gain (loss)                                                                             32,627
Realized gain distributions                                                                          34,873
Net change in unrealized appreciation (depreciation)                                                 (1,550)
                                                                                       --------------------
Net assets                                                                             $             78,358
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/28/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         11.44                 7   $            78               N/A               8.1%
12/31/2013                       10.58                 8                82               N/A              29.9%
12/31/2012                        8.15                 8                67               N/A              16.8%
12/31/2011                        6.98                 8                53               N/A               2.3%
12/31/2010                        6.82                17               114               N/A              31.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               0.0%
2013                               0.0%
2012                               0.0%
2011                               0.0%
2010                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
      COLUMBIA VARIABLE PORTFOLIO SMALL CAP VALUE FUND 1 CLASS - 19765R303

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        63,594   $        62,565             3,478
                                                                         ===============   ===============
Receivables: investments sold                                      475
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        64,069
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $        64,069             7,449   $          8.60
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $           371
                                                                                           ---------------
Net investment income (loss)                                                                           371
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               294
Realized gain distributions                                                                          7,657
Net change in unrealized appreciation (depreciation)                                                (6,342)
                                                                                           ---------------
Net gain (loss)                                                                                      1,609
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         1,980
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                371   $                463
Net realized gain (loss)                                                         294                247,006
Realized gain distributions                                                    7,657                     --
Net change in unrealized appreciation (depreciation)                          (6,342)               (45,461)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              1,980                202,008
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      27,580                 57,695
Cost of units redeemed                                                        (5,729)            (1,540,864)
Account charges                                                               (1,745)               (37,830)
                                                                --------------------   --------------------
Increase (decrease)                                                           20,106             (1,520,999)
                                                                --------------------   --------------------
Net increase (decrease)                                                       22,086             (1,318,991)
Net assets, beginning                                                         41,983              1,360,974
                                                                --------------------   --------------------
Net assets, ending                                              $             64,069   $             41,983
                                                                ====================   ====================

Units sold                                                                     3,349                  9,382
Units redeemed                                                                  (941)              (223,689)
                                                                --------------------   --------------------
Net increase (decrease)                                                        2,408               (214,307)
Units outstanding, beginning                                                   5,041                219,348
                                                                --------------------   --------------------
Units outstanding, ending                                                      7,449                  5,041
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          2,581,377
Cost of units redeemed/account charges                                                           (3,096,342)
Net investment income (loss)                                                                         65,160
Net realized gain (loss)                                                                            123,597
Realized gain distributions                                                                         389,248
Net change in unrealized appreciation (depreciation)                                                  1,029
                                                                                       --------------------
Net assets                                                                             $             64,069
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          8.60                 7   $            64               N/A               3.3%
12/31/2013                        8.33                 5                42               N/A              34.2%
12/31/2012                        6.20               219             1,361               N/A              11.4%
12/31/2011                        5.57               265             1,478               N/A              -6.0%
12/31/2010                        5.92               286             1,692               N/A              26.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               0.7%
2013                               0.1%
2012                               0.4%
2011                               1.0%
2010                               1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
   COLUMBIA VARIABLE PORTFOLIO-US GOVERNMENT MORTGAGE FUND 1 CLASS - 19766E541

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        22,021   $        21,614             2,073
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        22,021
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $        22,021             4,125   $          5.34
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $           434
                                                                                           ---------------
Net investment income (loss)                                                                           434
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               (20)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                   874
                                                                                           ---------------
Net gain (loss)                                                                                        854
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         1,288
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                434   $                176
Net realized gain (loss)                                                         (20)                    88
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                             874                   (662)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              1,288                   (398)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       1,595                 14,134
Cost of units redeemed                                                        (3,343)                (3,192)
Account charges                                                                 (982)                (1,368)
                                                                --------------------   --------------------
Increase (decrease)                                                           (2,730)                 9,574
                                                                --------------------   --------------------
Net increase (decrease)                                                       (1,442)                 9,176
Net assets, beginning                                                         23,463                 14,287
                                                                --------------------   --------------------
Net assets, ending                                              $             22,021   $             23,463
                                                                ====================   ====================

Units sold                                                                       307                  3,440
Units redeemed                                                                  (837)                (1,568)
                                                                --------------------   --------------------
Net increase (decrease)                                                         (530)                 1,872
Units outstanding, beginning                                                   4,655                  2,783
                                                                --------------------   --------------------
Units outstanding, ending                                                      4,125                  4,655
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $             37,482
Cost of units redeemed/account charges                                                              (16,793)
Net investment income (loss)                                                                            781
Net realized gain (loss)                                                                                144
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                    407
                                                                                       --------------------
Net assets                                                                             $             22,021
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          5.34                 4   $            22               N/A               5.9%
12/31/2013                        5.04                 5                23               N/A              -1.8%
12/31/2012                        5.13                 3                14               N/A               1.7%
12/31/2011                        5.05                 3                16               N/A               1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               1.9%
2013                               0.9%
2012                               1.1%
2011                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
        DREYFUS IP, TECHNOLOGY GROWTH PORTFOLIO SERVICE CLASS - 26202A710

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       207,896   $       191,999            11,545
                                                                         ===============   ===============
Receivables: investments sold                                       29
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       207,925
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $       207,925          18,287     $         11.37
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            47,067
Realized gain distributions                                                                          9,617
Net change in unrealized appreciation (depreciation)                                               (41,293)
                                                                                           ---------------
Net gain (loss)                                                                                     15,391
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        15,391
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                      47,067                 16,486
Realized gain distributions                                                    9,617                     --
Net change in unrealized appreciation (depreciation)                         (41,293)                32,463
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             15,391                 48,949
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     174,577                513,483
Cost of units redeemed                                                      (130,881)              (516,714)
Account charges                                                              (28,426)               (25,400)
                                                                --------------------   --------------------
Increase (decrease)                                                           15,270                (28,631)
                                                                --------------------   --------------------
Net increase (decrease)                                                       30,661                 20,318
Net assets, beginning                                                        177,264                156,946
                                                                --------------------   --------------------
Net assets, ending                                              $            207,925   $            177,264
                                                                ====================   ====================

Units sold                                                                    15,998                 57,387
Units redeemed                                                               (14,327)               (60,262)
                                                                --------------------   --------------------
Net increase (decrease)                                                        1,671                 (2,875)
Units outstanding, beginning                                                  16,616                 19,491
                                                                --------------------   --------------------
Units outstanding, ending                                                     18,287                 16,616
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          2,027,415
Cost of units redeemed/account charges                                                           (1,932,073)
Net investment income (loss)                                                                            154
Net realized gain (loss)                                                                             86,915
Realized gain distributions                                                                           9,617
Net change in unrealized appreciation (depreciation)                                                 15,897
                                                                                       --------------------
Net assets                                                                             $            207,925
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/28/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         11.37                18   $           208               N/A               6.6%
12/31/2013                       10.67                17               177               N/A              32.5%
12/31/2012                        8.05                19               157               N/A              15.4%
12/31/2011                        6.98                20               138               N/A              -8.0%
12/31/2010                        7.59                22               167               N/A              29.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               0.0%
2013                               0.0%
2012                               0.0%
2011                               0.0%
2010                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
      DREYFUS IP, SMALL CAP STOCK INDEX PORTFOLIO SERVICE CLASS - 26202A686

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           934   $           883                50
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $           934
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $           934                67   $         13.91
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            65
                                                                                           ---------------
Net investment income (loss)                                                                            65
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                60
Realized gain distributions                                                                            618
Net change in unrealized appreciation (depreciation)                                                  (424)
                                                                                           ---------------
Net gain (loss)                                                                                        254
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           319
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 65   $                  2
Net realized gain (loss)                                                          60                     98
Realized gain distributions                                                      618                      3
Net change in unrealized appreciation (depreciation)                            (424)                   467
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                319                    570
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       2,883                 12,169
Cost of units redeemed                                                       (10,833)                  (511)
Account charges                                                               (2,915)                  (958)
                                                                --------------------   --------------------
Increase (decrease)                                                          (10,865)                10,700
                                                                --------------------   --------------------
Net increase (decrease)                                                      (10,546)                11,270
Net assets, beginning                                                         11,480                    210
                                                                --------------------   --------------------
Net assets, ending                                              $                934   $             11,480
                                                                ====================   ====================

Units sold                                                                       220                    967
Units redeemed                                                                (1,020)                  (122)
                                                                --------------------   --------------------
Net increase (decrease)                                                         (800)                   845
Units outstanding, beginning                                                     867                     22
                                                                --------------------   --------------------
Units outstanding, ending                                                         67                    867
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $             23,340
Cost of units redeemed/account charges                                                              (23,282)
Net investment income (loss)                                                                             96
Net realized gain (loss)                                                                               (112)
Realized gain distributions                                                                             841
Net change in unrealized appreciation (depreciation)                                                     51
                                                                                       --------------------
Net assets                                                                             $                934
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         13.91                 0   $             1               N/A               5.1%
12/31/2013                       13.24                 1                11               N/A              40.7%
12/31/2012                        9.41                 0                 0               N/A              15.7%
12/31/2011                        8.13                 1                 6               N/A               0.6%
12/31/2010                        8.08                 0                 0               N/A              25.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               1.0%
2013                               0.0%
2012                               0.9%
2011                               0.0%
2010                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
          DREYFUS VIF, APPRECIATION PORTFOLIO SERVICE CLASS - 261976831

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        29,804   $        25,815               605
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        29,804
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $        29,804             2,875   $         10.37
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $           517
                                                                                           ---------------
Net investment income (loss)                                                                           517
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             3,137
Realized gain distributions                                                                            979
Net change in unrealized appreciation (depreciation)                                                (2,030)
                                                                                           ---------------
Net gain (loss)                                                                                      2,086
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         2,603
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                517   $                571
Net realized gain (loss)                                                       3,137                    966
Realized gain distributions                                                      979                     69
Net change in unrealized appreciation (depreciation)                          (2,030)                 4,705
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              2,603                  6,311
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      10,716                 13,518
Cost of units redeemed                                                       (10,196)                (2,523)
Account charges                                                              (12,064)                (5,378)
                                                                --------------------   --------------------
Increase (decrease)                                                          (11,544)                 5,617
                                                                --------------------   --------------------
Net increase (decrease)                                                       (8,941)                11,928
Net assets, beginning                                                         38,745                 26,817
                                                                --------------------   --------------------
Net assets, ending                                              $             29,804   $             38,745
                                                                ====================   ====================

Units sold                                                                     1,080                  1,537
Units redeemed                                                                (2,235)                  (877)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (1,155)                   660
Units outstanding, beginning                                                   4,030                  3,370
                                                                --------------------   --------------------
Units outstanding, ending                                                      2,875                  4,030
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            139,947
Cost of units redeemed/account charges                                                             (132,763)
Net investment income (loss)                                                                          4,696
Net realized gain (loss)                                                                             10,582
Realized gain distributions                                                                           3,353
Net change in unrealized appreciation (depreciation)                                                  3,989
                                                                                       --------------------
Net assets                                                                             $             29,804
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/28/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         10.37                 3   $            30               N/A               7.8%
12/31/2013                        9.61                 4                39               N/A              20.8%
12/31/2012                        7.96                 3                27               N/A              10.1%
12/31/2011                        7.22                 4                31               N/A               8.7%
12/31/2010                        6.64                 4                30               N/A              15.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               1.5%
2013                               1.7%
2012                               4.2%
2011                               1.4%
2010                               1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
         FIDELITY VIP ASSET MANAGER PORTFOLIO INITIAL CLASS - 922175203

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,747,797   $     1,491,715           101,937
                                                                         ===============   ===============
Receivables: investments sold                                      430
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,748,227
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     1,748,227           154,772   $         11.30
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        26,463
                                                                                           ---------------
Net investment income (loss)                                                                        26,463
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            28,420
Realized gain distributions                                                                         82,354
Net change in unrealized appreciation (depreciation)                                               (35,970)
                                                                                           ---------------
Net gain (loss)                                                                                     74,804
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       101,267
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             26,463   $             26,154
Net realized gain (loss)                                                      28,420                 20,940
Realized gain distributions                                                   82,354                  4,060
Net change in unrealized appreciation (depreciation)                         (35,970)               187,276
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            101,267                238,430
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      91,561              1,364,313
Cost of units redeemed                                                      (101,728)            (1,297,403)
Account charges                                                             (106,354)              (109,056)
                                                                --------------------   --------------------
Increase (decrease)                                                         (116,521)               (42,146)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (15,254)               196,284
Net assets, beginning                                                      1,763,481              1,567,197
                                                                --------------------   --------------------
Net assets, ending                                              $          1,748,227   $          1,763,481
                                                                ====================   ====================

Units sold                                                                     8,838                138,888
Units redeemed                                                               (19,295)              (143,560)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (10,457)                (4,672)
Units outstanding, beginning                                                 165,229                169,901
                                                                --------------------   --------------------
Units outstanding, ending                                                    154,772                165,229
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         10,168,974
Cost of units redeemed/account charges                                                           (9,736,624)
Net investment income (loss)                                                                        807,010
Net realized gain (loss)                                                                           (165,442)
Realized gain distributions                                                                         418,227
Net change in unrealized appreciation (depreciation)                                                256,082
                                                                                       --------------------
Net assets                                                                             $          1,748,227
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1998
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         11.30               155   $         1,748               N/A               5.8%
12/31/2013                       10.67               165             1,763               N/A              15.7%
12/31/2012                        9.22               170             1,567               N/A              12.5%
12/31/2011                        8.20               183             1,500               N/A              -2.6%
12/31/2010                        8.42               229             1,927               N/A              14.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               1.5%
2013                               1.6%
2012                               1.6%
2011                               1.8%
2010                               1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
           FIDELITY VIP CONTRAFUND PORTFOLIO INITIAL CLASS - 922175500

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    11,035,212   $     7,922,044           295,140
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (8,762)
                                                       ---------------
Net assets                                             $    11,026,450
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $    11,026,450           599,991   $         18.38
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       102,739
                                                                                           ---------------
Net investment income (loss)                                                                       102,739
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           244,907
Realized gain distributions                                                                        215,551
Net change in unrealized appreciation (depreciation)                                               642,186
                                                                                           ---------------
Net gain (loss)                                                                                  1,102,644
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     1,205,383
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            102,739   $            103,783
Net realized gain (loss)                                                     244,907                158,222
Realized gain distributions                                                  215,551                  2,763
Net change in unrealized appreciation (depreciation)                         642,186              2,375,264
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,205,383              2,640,032
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     588,346              3,892,243
Cost of units redeemed                                                      (843,467)            (4,250,362)
Account charges                                                             (475,867)              (488,024)
                                                                --------------------   --------------------
Increase (decrease)                                                         (730,988)              (846,143)
                                                                --------------------   --------------------
Net increase (decrease)                                                      474,395              1,793,889
Net assets, beginning                                                     10,552,055              8,758,166
                                                                --------------------   --------------------
Net assets, ending                                              $         11,026,450   $         10,552,055
                                                                ====================   ====================

Units sold                                                                    35,084                275,991
Units redeemed                                                               (77,847)              (333,627)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (42,763)               (57,636)
Units outstanding, beginning                                                 642,754                700,390
                                                                --------------------   --------------------
Units outstanding, ending                                                    599,991                642,754
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         34,985,846
Cost of units redeemed/account charges                                                          (33,549,474)
Net investment income (loss)                                                                      1,309,560
Net realized gain (loss)                                                                            564,691
Realized gain distributions                                                                       4,602,659
Net change in unrealized appreciation (depreciation)                                              3,113,168
                                                                                       --------------------
Net assets                                                                             $         11,026,450
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1998
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         18.38               600   $        11,026               N/A              11.9%
12/31/2013                       16.42               643            10,552               N/A              31.3%
12/31/2012                       12.50               700             8,758               N/A              16.4%
12/31/2011                       10.74               774             8,319               N/A              -2.5%
12/31/2010                       11.02               841             9,267               N/A              17.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               1.0%
2013                               1.1%
2012                               1.4%
2011                               1.0%
2010                               1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
         FIDELITY VIP EQUITY-INCOME PORTFOLIO INITIAL CLASS - 922174305

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,189,912   $     2,698,014           130,474
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (23,291)
                                                       ---------------
Net assets                                             $     3,166,621
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     3,166,621           259,966   $         12.18
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        89,777
                                                                                           ---------------
Net investment income (loss)                                                                        89,777
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            71,118
Realized gain distributions                                                                         44,025
Net change in unrealized appreciation (depreciation)                                                61,255
                                                                                           ---------------
Net gain (loss)                                                                                    176,398
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       266,175
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             89,777   $             78,086
Net realized gain (loss)                                                      71,118                 41,911
Realized gain distributions                                                   44,025                206,760
Net change in unrealized appreciation (depreciation)                          61,255                432,841
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            266,175                759,598
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     121,901              1,129,313
Cost of units redeemed                                                      (385,557)            (1,186,796)
Account charges                                                             (162,772)              (166,427)
                                                                --------------------   --------------------
Increase (decrease)                                                         (426,428)              (223,910)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (160,253)               535,688
Net assets, beginning                                                      3,326,874              2,791,186
                                                                --------------------   --------------------
Net assets, ending                                              $          3,166,621   $          3,326,874
                                                                ====================   ====================

Units sold                                                                    11,455                116,493
Units redeemed                                                               (48,422)              (138,802)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (36,967)               (22,309)
Units outstanding, beginning                                                 296,933                319,242
                                                                --------------------   --------------------
Units outstanding, ending                                                    259,966                296,933
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         15,727,400
Cost of units redeemed/account charges                                                          (14,512,824)
Net investment income (loss)                                                                      1,191,552
Net realized gain (loss)                                                                         (1,527,693)
Realized gain distributions                                                                       1,796,288
Net change in unrealized appreciation (depreciation)                                                491,898
                                                                                       --------------------
Net assets                                                                             $          3,166,621
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1998
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         12.18               260   $         3,167               N/A               8.7%
12/31/2013                       11.20               297             3,327               N/A              28.1%
12/31/2012                        8.74               319             2,791               N/A              17.3%
12/31/2011                        7.45               354             2,636               N/A               1.0%
12/31/2010                        7.38               389             2,872               N/A              15.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               2.8%
2013                               2.6%
2012                               3.1%
2011                               2.5%
2010                               1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
          FIDELITY VIP FREEDOM 2005 PORTFOLIO INITIAL CLASS - 922174651

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           137   $           123                11
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $           137
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $           137                16   $          8.32
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $             2
                                                                                           ---------------
Net investment income (loss)                                                                             2
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                15
Realized gain distributions                                                                              1
Net change in unrealized appreciation (depreciation)                                                   (12)
                                                                                           ---------------
Net gain (loss)                                                                                          4
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             6
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  2   $                  3
Net realized gain (loss)                                                          15                      1
Realized gain distributions                                                        1                     --
Net change in unrealized appreciation (depreciation)                             (12)                    12
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  6                     16
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          19                     96
Cost of units redeemed                                                          (115)                    --
Account charges                                                                   (5)                    (7)
                                                                --------------------   --------------------
Increase (decrease)                                                             (101)                    89
                                                                --------------------   --------------------
Net increase (decrease)                                                          (95)                   105
Net assets, beginning                                                            232                    127
                                                                --------------------   --------------------
Net assets, ending                                              $                137   $                232
                                                                ====================   ====================

Units sold                                                                         2                     12
Units redeemed                                                                   (15)                    (1)
                                                                --------------------   --------------------
Net increase (decrease)                                                          (13)                    11
Units outstanding, beginning                                                      29                     18
                                                                --------------------   --------------------
Units outstanding, ending                                                         16                     29
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $              7,549
Cost of units redeemed/account charges                                                               (7,954)
Net investment income (loss)                                                                             19
Net realized gain (loss)                                                                                337
Realized gain distributions                                                                             172
Net change in unrealized appreciation (depreciation)                                                     14
                                                                                       --------------------
Net assets                                                                             $                137
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          8.32                 0   $             0               N/A               4.3%
12/31/2013                        7.97                 0                 0               N/A               9.7%
12/31/2012                        7.27                 0                 0               N/A               9.6%
12/31/2011                        6.63                 0                 0               N/A               0.2%
12/31/2010                        6.62                 0                 0               N/A              11.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               1.1%
2013                               1.7%
2012                               1.6%
2011                               1.6%
2010                               2.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
         FIDELITY VIP FREEDOM 2010 PORTFOLIO INITIAL CLASS - 922174628

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        14,033   $        11,483             1,127
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        14,033
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $        14,033             1,579   $          8.89
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $           227
                                                                                           ---------------
Net investment income (loss)                                                                           227
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                49
Realized gain distributions                                                                            217
Net change in unrealized appreciation (depreciation)                                                   120
                                                                                           ---------------
Net gain (loss)                                                                                        386
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           613
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                227   $                223
Net realized gain (loss)                                                          49                     35
Realized gain distributions                                                      217                    152
Net change in unrealized appreciation (depreciation)                             120                  1,228
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                613                  1,638
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                 (256)                  (238)
                                                                --------------------   --------------------
Increase (decrease)                                                             (256)                  (238)
                                                                --------------------   --------------------
Net increase (decrease)                                                          357                  1,400
Net assets, beginning                                                         13,676                 12,276
                                                                --------------------   --------------------
Net assets, ending                                              $             14,033   $             13,676
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                   (29)                   (30)
                                                                --------------------   --------------------
Net increase (decrease)                                                          (29)                   (30)
Units outstanding, beginning                                                   1,608                  1,638
                                                                --------------------   --------------------
Units outstanding, ending                                                      1,579                  1,608
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $             33,017
Cost of units redeemed/account charges                                                              (23,846)
Net investment income (loss)                                                                          2,592
Net realized gain (loss)                                                                             (2,291)
Realized gain distributions                                                                           2,011
Net change in unrealized appreciation (depreciation)                                                  2,550
                                                                                       --------------------
Net assets                                                                             $             14,033
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          8.89                 2   $            14               N/A               4.5%
12/31/2013                        8.50                 2                14               N/A              13.5%
12/31/2012                        7.49                 2                12               N/A              11.8%
12/31/2011                        6.70                 2                11               N/A              -0.2%
12/31/2010                        6.72                 3                21               N/A              13.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               1.6%
2013                               1.7%
2012                               1.9%
2011                               1.5%
2010                               2.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
         FIDELITY VIP FREEDOM 2015 PORTFOLIO INITIAL CLASS - 922174586

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       680,388   $       612,080            54,114
                                                                         ===============   ===============
Receivables: investments sold                                      374
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       680,762
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $       680,762            74,650   $          9.12
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        11,283
                                                                                           ---------------
Net investment income (loss)                                                                        11,283
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             2,500
Realized gain distributions                                                                         11,565
Net change in unrealized appreciation (depreciation)                                                 5,680
                                                                                           ---------------
Net gain (loss)                                                                                     19,745
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        31,028
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             11,283   $             11,412
Net realized gain (loss)                                                       2,500                  1,595
Realized gain distributions                                                   11,565                  7,168
Net change in unrealized appreciation (depreciation)                           5,680                 50,372
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             31,028                 70,547
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       4,531              4,811,366
Cost of units redeemed                                                        (4,337)            (4,585,081)
Account charges                                                              (21,471)               (17,465)
                                                                --------------------   --------------------
Increase (decrease)                                                          (21,277)               208,820
                                                                --------------------   --------------------
Net increase (decrease)                                                        9,751                279,367
Net assets, beginning                                                        671,011                391,644
                                                                --------------------   --------------------
Net assets, ending                                              $            680,762   $            671,011
                                                                ====================   ====================

Units sold                                                                       507                589,093
Units redeemed                                                                (2,896)              (563,499)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (2,389)                25,594
Units outstanding, beginning                                                  77,039                 51,445
                                                                --------------------   --------------------
Units outstanding, ending                                                     74,650                 77,039
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          9,016,871
Cost of units redeemed/account charges                                                           (8,488,399)
Net investment income (loss)                                                                         43,310
Net realized gain (loss)                                                                             11,313
Realized gain distributions                                                                          29,359
Net change in unrealized appreciation (depreciation)                                                 68,308
                                                                                       --------------------
Net assets                                                                             $            680,762
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          9.12                75   $           681               N/A               4.7%
12/31/2013                        8.71                77               671               N/A              14.4%
12/31/2012                        7.61                51               392               N/A              12.2%
12/31/2011                        6.78                33               227               N/A              -0.4%
12/31/2010                        6.81                24               166               N/A              13.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               1.7%
2013                               2.1%
2012                               2.5%
2011                               2.5%
2010                               2.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
         FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS - 922174552

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       376,778   $       321,478            29,512
                                                                         ===============   ===============
Receivables: investments sold                                       99
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       376,877
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $       376,877            41,081   $          9.17
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         6,264
                                                                                           ---------------
Net investment income (loss)                                                                         6,264
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             2,771
Realized gain distributions                                                                          6,459
Net change in unrealized appreciation (depreciation)                                                 1,977
                                                                                           ---------------
Net gain (loss)                                                                                     11,207
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        17,471
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              6,264   $              6,057
Net realized gain (loss)                                                       2,771                  1,310
Realized gain distributions                                                    6,459                  4,299
Net change in unrealized appreciation (depreciation)                           1,977                 35,982
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             17,471                 47,648
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      23,448                 35,084
Cost of units redeemed                                                       (10,775)                (8,823)
Account charges                                                               (8,694)                (7,925)
                                                                --------------------   --------------------
Increase (decrease)                                                            3,979                 18,336
                                                                --------------------   --------------------
Net increase (decrease)                                                       21,450                 65,984
Net assets, beginning                                                        355,427                289,443
                                                                --------------------   --------------------
Net assets, ending                                              $            376,877   $            355,427
                                                                ====================   ====================

Units sold                                                                     2,646                  4,282
Units redeemed                                                                (2,177)                (2,039)
                                                                --------------------   --------------------
Net increase (decrease)                                                          469                  2,243
Units outstanding, beginning                                                  40,612                 38,369
                                                                --------------------   --------------------
Units outstanding, ending                                                     41,081                 40,612
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            800,708
Cost of units redeemed/account charges                                                             (540,449)
Net investment income (loss)                                                                         38,340
Net realized gain (loss)                                                                             (2,023)
Realized gain distributions                                                                          25,001
Net change in unrealized appreciation (depreciation)                                                 55,300
                                                                                       --------------------
Net assets                                                                             $            376,877
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          9.17                41   $           377               N/A               4.8%
12/31/2013                        8.75                41               355               N/A              16.0%
12/31/2012                        7.54                38               289               N/A              13.4%
12/31/2011                        6.65                34               227               N/A              -1.0%
12/31/2010                        6.72                35               237               N/A              14.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               1.7%
2013                               1.9%
2012                               2.2%
2011                               2.2%
2010                               2.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
         FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS - 922174529

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       113,788   $        96,408             8,646
                                                                         ===============   ===============
Receivables: investments sold                                        3
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       113,791
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $       113,791            11,794   $          9.65
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         1,863
                                                                                           ---------------
Net investment income (loss)                                                                         1,863
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             1,392
Realized gain distributions                                                                          2,142
Net change in unrealized appreciation (depreciation)                                                  (226)
                                                                                           ---------------
Net gain (loss)                                                                                      3,308
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         5,171
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,863   $              1,794
Net realized gain (loss)                                                       1,392                 15,308
Realized gain distributions                                                    2,142                  1,839
Net change in unrealized appreciation (depreciation)                            (226)                 2,435
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              5,171                 21,376
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      13,261                324,996
Cost of units redeemed                                                          (183)              (361,628)
Account charges                                                               (7,929)                (9,336)
                                                                --------------------   --------------------
Increase (decrease)                                                            5,149                (45,968)
                                                                --------------------   --------------------
Net increase (decrease)                                                       10,320                (24,592)
Net assets, beginning                                                        103,471                128,063
                                                                --------------------   --------------------
Net assets, ending                                              $            113,791   $            103,471
                                                                ====================   ====================

Units sold                                                                     1,385                 39,773
Units redeemed                                                                  (858)               (45,234)
                                                                --------------------   --------------------
Net increase (decrease)                                                          527                 (5,461)
Units outstanding, beginning                                                  11,267                 16,728
                                                                --------------------   --------------------
Units outstanding, ending                                                     11,794                 11,267
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          1,354,662
Cost of units redeemed/account charges                                                           (1,295,988)
Net investment income (loss)                                                                         16,115
Net realized gain (loss)                                                                              9,175
Realized gain distributions                                                                          12,447
Net change in unrealized appreciation (depreciation)                                                 17,380
                                                                                       --------------------
Net assets                                                                             $            113,791
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          9.65                12   $           114               N/A               5.1%
12/31/2013                        9.18                11               103               N/A              20.0%
12/31/2012                        7.66                17               128               N/A              15.1%
12/31/2011                        6.65                19               124               N/A              -2.1%
12/31/2010                        6.79                17               113               N/A              15.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               1.7%
2013                               1.5%
2012                               1.8%
2011                               2.2%
2010                               2.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
         FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS - 922174487

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       145,216   $       108,694            11,171
                                                                         ===============   ===============
Receivables: investments sold                                      125
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       145,341
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $       145,341            15,243   $          9.53
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         2,247
                                                                                           ---------------
Net investment income (loss)                                                                         2,247
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             1,819
Realized gain distributions                                                                          2,714
Net change in unrealized appreciation (depreciation)                                                    16
                                                                                           ---------------
Net gain (loss)                                                                                      4,549
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         6,796
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,247   $              2,154
Net realized gain (loss)                                                       1,819                  3,886
Realized gain distributions                                                    2,714                  1,764
Net change in unrealized appreciation (depreciation)                              16                 16,601
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              6,796                 24,405
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      10,691                 11,602
Cost of units redeemed                                                          (800)                (9,572)
Account charges                                                               (7,439)                (7,336)
                                                                --------------------   --------------------
Increase (decrease)                                                            2,452                 (5,306)
                                                                --------------------   --------------------
Net increase (decrease)                                                        9,248                 19,099
Net assets, beginning                                                        136,093                116,994
                                                                --------------------   --------------------
Net assets, ending                                              $            145,341   $            136,093
                                                                ====================   ====================

Units sold                                                                     1,145                  1,387
Units redeemed                                                                  (882)                (2,075)
                                                                --------------------   --------------------
Net increase (decrease)                                                          263                   (688)
Units outstanding, beginning                                                  14,980                 15,668
                                                                --------------------   --------------------
Units outstanding, ending                                                     15,243                 14,980
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            328,140
Cost of units redeemed/account charges                                                             (237,966)
Net investment income (loss)                                                                         13,915
Net realized gain (loss)                                                                             (6,970)
Realized gain distributions                                                                          11,700
Net change in unrealized appreciation (depreciation)                                                 36,522
                                                                                       --------------------
Net assets                                                                             $            145,341
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          9.53                15   $           145               N/A               5.0%
12/31/2013                        9.08                15               136               N/A              21.7%
12/31/2012                        7.47                16               117               N/A              15.6%
12/31/2011                        6.46                16               104               N/A              -2.6%
12/31/2010                        6.63                14                96               N/A              16.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               1.6%
2013                               1.7%
2012                               2.2%
2011                               2.2%
2010                               2.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
        FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS - 922174685

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        51,411   $        48,496             4,661
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        51,411
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $        51,411             6,650   $          7.73
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $           776
                                                                                           ---------------
Net investment income (loss)                                                                           776
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               307
Realized gain distributions                                                                            461
Net change in unrealized appreciation (depreciation)                                                   369
                                                                                           ---------------
Net gain (loss)                                                                                      1,137
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         1,913
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                776   $                753
Net realized gain (loss)                                                         307                    198
Realized gain distributions                                                      461                    439
Net change in unrealized appreciation (depreciation)                             369                  1,250
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              1,913                  2,640
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       3,531                  3,831
Cost of units redeemed                                                        (2,215)                (1,969)
Account charges                                                               (1,982)                (1,995)
                                                                --------------------   --------------------
Increase (decrease)                                                             (666)                  (133)
                                                                --------------------   --------------------
Net increase (decrease)                                                        1,247                  2,507
Net assets, beginning                                                         50,164                 47,657
                                                                --------------------   --------------------
Net assets, ending                                              $             51,411   $             50,164
                                                                ====================   ====================

Units sold                                                                       462                    529
Units redeemed                                                                  (546)                  (547)
                                                                --------------------   --------------------
Net increase (decrease)                                                          (84)                   (18)
Units outstanding, beginning                                                   6,734                  6,752
                                                                --------------------   --------------------
Units outstanding, ending                                                      6,650                  6,734
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            117,459
Cost of units redeemed/account charges                                                              (81,143)
Net investment income (loss)                                                                          6,755
Net realized gain (loss)                                                                              1,987
Realized gain distributions                                                                           3,438
Net change in unrealized appreciation (depreciation)                                                  2,915
                                                                                       --------------------
Net assets                                                                             $             51,411
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          7.73                 7   $            51               N/A               3.8%
12/31/2013                        7.45                 7                50               N/A               5.5%
12/31/2012                        7.06                 7                48               N/A               6.5%
12/31/2011                        6.63                 9                60               N/A               1.6%
12/31/2010                        6.52                 5                34               N/A               7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               1.5%
2013                               1.5%
2012                               1.3%
2011                               2.3%
2010                               1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
            FIDELITY VIP GROWTH PORTFOLIO INITIAL CLASS - 922174404

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,712,097   $     2,546,135            74,239
                                                                         ===============   ===============
Receivables: investments sold                                      601
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     4,712,698
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     4,712,698           381,413   $         12.36
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         8,686
                                                                                           ---------------
Net investment income (loss)                                                                         8,686
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           262,842
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               226,190
                                                                                           ---------------
Net gain (loss)                                                                                    489,032
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       497,718
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              8,686   $             12,071
Net realized gain (loss)                                                     262,842                157,814
Realized gain distributions                                                       --                  2,874
Net change in unrealized appreciation (depreciation)                         226,190              1,124,478
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            497,718              1,297,237
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     303,230              1,798,780
Cost of units redeemed                                                      (511,869)            (1,869,589)
Account charges                                                             (268,181)              (268,427)
                                                                --------------------   --------------------
Increase (decrease)                                                         (476,820)              (339,236)
                                                                --------------------   --------------------
Net increase (decrease)                                                       20,898                958,001
Net assets, beginning                                                      4,691,800              3,733,799
                                                                --------------------   --------------------
Net assets, ending                                              $          4,712,698   $          4,691,800
                                                                ====================   ====================

Units sold                                                                    26,599                193,835
Units redeemed                                                               (67,807)              (229,748)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (41,208)               (35,913)
Units outstanding, beginning                                                 422,621                458,534
                                                                --------------------   --------------------
Units outstanding, ending                                                    381,413                422,621
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         24,513,905
Cost of units redeemed/account charges                                                          (21,973,552)
Net investment income (loss)                                                                        545,733
Net realized gain (loss)                                                                           (845,794)
Realized gain distributions                                                                         306,444
Net change in unrealized appreciation (depreciation)                                              2,165,962
                                                                                       --------------------
Net assets                                                                             $          4,712,698
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1998
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         12.36               381   $         4,713               N/A              11.3%
12/31/2013                       11.10               423             4,692               N/A              36.3%
12/31/2012                        8.14               459             3,734               N/A              14.7%
12/31/2011                        7.10               521             3,696               N/A               0.2%
12/31/2010                        7.09               562             3,983               N/A              24.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               0.2%
2013                               0.3%
2012                               0.6%
2011                               0.4%
2010                               0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
          FIDELITY VIP HIGH INCOME PORTFOLIO INITIAL CLASS - 922174206

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,252,832   $     1,270,082           226,985
                                                                         ===============   ===============
Receivables: investments sold                                      127
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,252,959
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     1,252,959           140,960   $          8.89
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        74,153
                                                                                           ---------------
Net investment income (loss)                                                                        74,153
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            11,241
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               (69,131)
                                                                                           ---------------
Net gain (loss)                                                                                    (57,890)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        16,263
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             74,153   $             77,885
Net realized gain (loss)                                                      11,241                 13,008
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         (69,131)               (14,129)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             16,263                 76,764
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     107,092                188,271
Cost of units redeemed                                                      (131,374)              (148,081)
Account charges                                                              (75,967)               (84,224)
                                                                --------------------   --------------------
Increase (decrease)                                                         (100,249)               (44,034)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (83,986)                32,730
Net assets, beginning                                                      1,336,945              1,304,215
                                                                --------------------   --------------------
Net assets, ending                                              $          1,252,959   $          1,336,945
                                                                ====================   ====================

Units sold                                                                    11,821                 23,656
Units redeemed                                                               (23,007)               (28,757)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (11,186)                (5,101)
Units outstanding, beginning                                                 152,146                157,247
                                                                --------------------   --------------------
Units outstanding, ending                                                    140,960                152,146
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          4,712,041
Cost of units redeemed/account charges                                                           (4,416,371)
Net investment income (loss)                                                                      1,281,045
Net realized gain (loss)                                                                           (306,506)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                (17,250)
                                                                                       --------------------
Net assets                                                                             $          1,252,959
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1998
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          8.89               141   $         1,253               N/A               1.2%
12/31/2013                        8.79               152             1,337               N/A               5.9%
12/31/2012                        8.29               157             1,304               N/A              14.2%
12/31/2011                        7.26               185             1,341               N/A               4.0%
12/31/2010                        6.98               223             1,557               N/A              13.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               5.7%
2013                               5.9%
2012                               5.6%
2011                               6.4%
2010                               8.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
           FIDELITY VIP INDEX 500 PORTFOLIO INITIAL CLASS - 922175302

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    10,081,049   $     6,658,736            48,465
                                                                         ===============   ===============
Receivables: investments sold                                    5,529
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    10,086,578
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $    10,086,578           816,487   $         12.35
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       158,765
                                                                                           ---------------
Net investment income (loss)                                                                       158,765
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         1,444,724
Realized gain distributions                                                                          8,808
Net change in unrealized appreciation (depreciation)                                              (152,192)
                                                                                           ---------------
Net gain (loss)                                                                                  1,301,340
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     1,460,105
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            158,765   $            221,861
Net realized gain (loss)                                                   1,444,724                305,256
Realized gain distributions                                                    8,808                118,635
Net change in unrealized appreciation (depreciation)                        (152,192)             2,658,685
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,460,105              3,304,437
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     627,109              3,653,821
Cost of units redeemed                                                    (4,325,874)            (4,378,698)
Account charges                                                             (511,840)              (603,682)
                                                                --------------------   --------------------
Increase (decrease)                                                       (4,210,605)            (1,328,559)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,750,500)             1,975,878
Net assets, beginning                                                     12,837,078             10,861,200
                                                                --------------------   --------------------
Net assets, ending                                              $         10,086,578   $         12,837,078
                                                                ====================   ====================

Units sold                                                                    58,492                385,418
Units redeemed                                                              (422,152)              (525,713)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (363,660)              (140,295)
Units outstanding, beginning                                               1,180,147              1,320,442
                                                                --------------------   --------------------
Units outstanding, ending                                                    816,487              1,180,147
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         45,624,179
Cost of units redeemed/account charges                                                          (44,812,929)
Net investment income (loss)                                                                      2,978,536
Net realized gain (loss)                                                                          1,742,918
Realized gain distributions                                                                       1,131,561
Net change in unrealized appreciation (depreciation)                                              3,422,313
                                                                                       --------------------
Net assets                                                                             $         10,086,578
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1998
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         12.35               816   $        10,087               N/A              13.6%
12/31/2013                       10.88             1,180            12,837               N/A              32.2%
12/31/2012                        8.23             1,320            10,861               N/A              15.9%
12/31/2011                        7.10             1,492            10,585               N/A               2.0%
12/31/2010                        6.95             1,769            12,300               N/A              15.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               1.4%
2013                               1.9%
2012                               2.1%
2011                               1.9%
2010                               1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
              FIDELITY VIP MONEY MARKET INITIAL CLASS - 922174107

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,042,963   $     1,042,963         1,042,851
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (112)
                                                       ---------------
Net assets                                             $     1,042,851
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     1,042,851           700,692   $          1.49
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $           107
                                                                                           ---------------
Net investment income (loss)                                                                           107
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           107
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                107   $                383
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                107                    383
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      79,822                122,826
Cost of units redeemed                                                      (180,123)              (333,663)
Account charges                                                              (53,534)               (80,559)
                                                                --------------------   --------------------
Increase (decrease)                                                         (153,835)              (291,396)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (153,728)              (291,013)
Net assets, beginning                                                      1,196,579              1,487,592
                                                                --------------------   --------------------
Net assets, ending                                              $          1,042,851   $          1,196,579
                                                                ====================   ====================

Units sold                                                                    55,701                 85,895
Units redeemed                                                              (159,024)              (281,707)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (103,323)              (195,812)
Units outstanding, beginning                                                 804,015                999,827
                                                                --------------------   --------------------
Units outstanding, ending                                                    700,692                804,015
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         20,084,651
Cost of units redeemed/account charges                                                          (19,493,335)
Net investment income (loss)                                                                        450,696
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                             839
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $          1,042,851
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1998
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.49               701   $         1,043               N/A               0.0%
12/31/2013                        1.49               804             1,197               N/A               0.0%
12/31/2012                        1.49             1,000             1,488               N/A               0.1%
12/31/2011                        1.49               881             1,309               N/A               0.1%
12/31/2010                        1.48               892             1,324               N/A               0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               0.0%
2013                               0.0%
2012                               0.1%
2011                               0.1%
2010                               0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
           FIDELITY VIP OVERSEAS PORTFOLIO INITIAL CLASS - 922174503

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,134,458   $     1,884,359           113,838
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (5,683)
                                                       ---------------
Net assets                                             $     2,128,775
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     2,128,775           235,647   $          9.03
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        30,608
                                                                                           ---------------
Net investment income (loss)                                                                        30,608
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            43,430
Realized gain distributions                                                                            574
Net change in unrealized appreciation (depreciation)                                              (265,147)
                                                                                           ---------------
Net gain (loss)                                                                                   (221,143)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (190,535)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             30,608   $             30,606
Net realized gain (loss)                                                      43,430                 27,971
Realized gain distributions                                                      574                  8,390
Net change in unrealized appreciation (depreciation)                        (265,147)               525,709
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (190,535)               592,676
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     127,174              3,430,519
Cost of units redeemed                                                      (188,350)            (3,404,661)
Account charges                                                             (107,567)              (115,003)
                                                                --------------------   --------------------
Increase (decrease)                                                         (168,743)               (89,145)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (359,278)               503,531
Net assets, beginning                                                      2,488,053              1,984,522
                                                                --------------------   --------------------
Net assets, ending                                              $          2,128,775   $          2,488,053
                                                                ====================   ====================

Units sold                                                                    13,606                407,316
Units redeemed                                                               (31,132)              (417,540)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (17,526)               (10,224)
Units outstanding, beginning                                                 253,173                263,397
                                                                --------------------   --------------------
Units outstanding, ending                                                    235,647                253,173
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         28,071,977
Cost of units redeemed/account charges                                                          (27,073,490)
Net investment income (loss)                                                                        586,131
Net realized gain (loss)                                                                           (692,826)
Realized gain distributions                                                                         986,884
Net change in unrealized appreciation (depreciation)                                                250,099
                                                                                       --------------------
Net assets                                                                             $          2,128,775
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1998
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          9.03               236   $         2,129               N/A              -8.1%
12/31/2013                        9.83               253             2,488               N/A              30.4%
12/31/2012                        7.53               263             1,985               N/A              20.7%
12/31/2011                        6.24               279             1,743               N/A             -17.2%
12/31/2010                        7.53               291             2,189               N/A              13.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               1.3%
2013                               1.4%
2012                               2.0%
2011                               1.5%
2010                               1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
           FIDELITY VIP MID CAP PORTFOLIO SERVICE 2 CLASS - 922176805

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       132,718   $       123,099             3,612
                                                                         ===============   ===============
Receivables: investments sold                                      380
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       133,098
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $       133,098            10,827   $         12.29
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            25
                                                                                           ---------------
Net investment income (loss)                                                                            25
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           450,244
Realized gain distributions                                                                         24,057
Net change in unrealized appreciation (depreciation)                                              (398,653)
                                                                                           ---------------
Net gain (loss)                                                                                     75,648
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        75,673
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 25   $              3,694
Net realized gain (loss)                                                     450,244                 78,805
Realized gain distributions                                                   24,057                177,138
Net change in unrealized appreciation (depreciation)                        (398,653)               151,072
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             75,673                410,709
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      45,342                127,055
Cost of units redeemed                                                    (1,415,693)              (214,402)
Account charges                                                              (37,991)               (75,198)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,408,342)              (162,545)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,332,669)               248,164
Net assets, beginning                                                      1,465,767              1,217,603
                                                                --------------------   --------------------
Net assets, ending                                              $            133,098   $          1,465,767
                                                                ====================   ====================

Units sold                                                                     4,079                 13,120
Units redeemed                                                              (119,676)               (29,385)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (115,597)               (16,265)
Units outstanding, beginning                                                 126,424                142,689
                                                                --------------------   --------------------
Units outstanding, ending                                                     10,827                126,424
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          1,940,471
Cost of units redeemed/account charges                                                           (2,865,020)
Net investment income (loss)                                                                         14,635
Net realized gain (loss)                                                                            722,254
Realized gain distributions                                                                         311,139
Net change in unrealized appreciation (depreciation)                                                  9,619
                                                                                       --------------------
Net assets                                                                             $            133,098
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         12.29                11   $           133               N/A               6.0%
12/31/2013                       11.59               126             1,466               N/A              35.9%
12/31/2012                        8.53               143             1,218               N/A              14.6%
12/31/2011                        7.45               171             1,271               N/A             -10.9%
12/31/2010                        8.36               174             1,451               N/A              28.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               0.0%
2013                               0.3%
2012                               0.4%
2011                               0.0%
2010                               0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
               TEMPLETON GLOBAL BOND VIP FUND 1 CLASS - 355150707

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       324,360   $       338,300            17,400
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (1,414)
                                                       ---------------
Net assets                                             $       322,946
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $       322,946            39,227   $          8.23
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        20,499
                                                                                           ---------------
Net investment income (loss)                                                                        20,499
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (3,697)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                (7,012)
                                                                                           ---------------
Net gain (loss)                                                                                    (10,709)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         9,790
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             20,499   $             16,163
Net realized gain (loss)                                                      (3,697)                  (843)
Realized gain distributions                                                       --                  4,008
Net change in unrealized appreciation (depreciation)                          (7,012)               (12,981)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              9,790                  6,347
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      62,410                106,572
Cost of units redeemed                                                      (107,708)               (17,253)
Account charges                                                              (18,138)               (19,291)
                                                                --------------------   --------------------
Increase (decrease)                                                          (63,436)                70,028
                                                                --------------------   --------------------
Net increase (decrease)                                                      (53,646)                76,375
Net assets, beginning                                                        376,592                300,217
                                                                --------------------   --------------------
Net assets, ending                                              $            322,946   $            376,592
                                                                ====================   ====================

Units sold                                                                     7,742                 13,601
Units redeemed                                                               (15,229)                (4,831)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (7,487)                 8,770
Units outstanding, beginning                                                  46,714                 37,944
                                                                --------------------   --------------------
Units outstanding, ending                                                     39,227                 46,714
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            641,828
Cost of units redeemed/account charges                                                             (399,942)
Net investment income (loss)                                                                         82,455
Net realized gain (loss)                                                                              5,709
Realized gain distributions                                                                           6,836
Net change in unrealized appreciation (depreciation)                                                (13,940)
                                                                                       --------------------
Net assets                                                                             $            322,946
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          8.23                39   $           323               N/A               2.1%
12/31/2013                        8.06                47               377               N/A               1.9%
12/31/2012                        7.91                38               300               N/A              15.3%
12/31/2011                        6.86                39               266               N/A              -0.6%
12/31/2010                        6.90                32               221               N/A              14.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               5.9%
2013                               4.8%
2012                               6.4%
2011                               7.2%
2010                               1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
        FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND 1 CLASS - 355150236

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        77,500   $        78,215            10,374
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        77,500
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $        77,500            10,936   $          7.09
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         3,291
                                                                                           ---------------
Net investment income (loss)                                                                         3,291
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             1,097
Realized gain distributions                                                                             92
Net change in unrealized appreciation (depreciation)                                                  (851)
                                                                                           ---------------
Net gain (loss)                                                                                        338
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         3,629
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              3,291   $              9,306
Net realized gain (loss)                                                       1,097                    184
Realized gain distributions                                                       92                 13,316
Net change in unrealized appreciation (depreciation)                            (851)                (6,718)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              3,629                 16,088
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      30,932                 18,091
Cost of units redeemed                                                       (35,186)                (4,760)
Account charges                                                               (6,710)                (5,066)
                                                                --------------------   --------------------
Increase (decrease)                                                          (10,964)                 8,265
                                                                --------------------   --------------------
Net increase (decrease)                                                       (7,335)                24,353
Net assets, beginning                                                         84,835                 60,482
                                                                --------------------   --------------------
Net assets, ending                                              $             77,500   $             84,835
                                                                ====================   ====================

Units sold                                                                     4,386                  2,983
Units redeemed                                                                (5,786)                (1,565)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (1,400)                 1,418
Units outstanding, beginning                                                  12,336                 10,918
                                                                --------------------   --------------------
Units outstanding, ending                                                     10,936                 12,336
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            144,400
Cost of units redeemed/account charges                                                             (104,642)
Net investment income (loss)                                                                         15,875
Net realized gain (loss)                                                                              9,171
Realized gain distributions                                                                          13,411
Net change in unrealized appreciation (depreciation)                                                   (715)
                                                                                       --------------------
Net assets                                                                             $             77,500
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          7.09                11   $            78               N/A               3.1%
12/31/2013                        6.88                12                85               N/A              24.1%
12/31/2012                        5.54                11                60               N/A              15.6%
12/31/2011                        4.79                15                70               N/A              -1.3%
12/31/2010                        4.86                 9                42               N/A              10.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               4.1%
2013                              12.8%
2012                               2.9%
2011                               0.0%
2010                               3.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
                 TEMPLETON FOREIGN VIP FUND 2 CLASS - 355150392

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,079,938   $     2,576,049           204,905
                                                                         ===============   ===============
Receivables: investments sold                                    3,895
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     3,083,833
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     3,083,833           359,379   $          8.58
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        61,663
                                                                                           ---------------
Net investment income (loss)                                                                        61,663
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            73,834
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                              (528,698)
                                                                                           ---------------
Net gain (loss)                                                                                   (454,864)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (393,201)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             61,663   $             80,124
Net realized gain (loss)                                                      73,834                139,743
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                        (528,698)               450,541
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (393,201)               670,408
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     634,212                253,238
Cost of units redeemed                                                      (390,124)              (598,007)
Account charges                                                             (180,723)              (181,208)
                                                                --------------------   --------------------
Increase (decrease)                                                           63,365               (525,977)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (329,836)               144,431
Net assets, beginning                                                      3,413,669              3,269,238
                                                                --------------------   --------------------
Net assets, ending                                              $          3,083,833   $          3,413,669
                                                                ====================   ====================

Units sold                                                                    66,527                 30,697
Units redeemed                                                               (60,684)               (93,510)
                                                                --------------------   --------------------
Net increase (decrease)                                                        5,843                (62,813)
Units outstanding, beginning                                                 353,536                416,349
                                                                --------------------   --------------------
Units outstanding, ending                                                    359,379                353,536
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          4,912,786
Cost of units redeemed/account charges                                                           (3,032,640)
Net investment income (loss)                                                                        323,523
Net realized gain (loss)                                                                            376,275
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                503,889
                                                                                       --------------------
Net assets                                                                             $          3,083,833
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          8.58               359   $         3,084               N/A             -11.1%
12/31/2013                        9.66               354             3,414               N/A              23.0%
12/31/2012                        7.85               416             3,269               N/A              18.2%
12/31/2011                        6.64               382             2,538               N/A             -10.6%
12/31/2010                        7.43               372             2,763               N/A               8.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               1.9%
2013                               2.4%
2012                               3.2%
2011                               1.7%
2010                               1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
             FRANKLIN SMALL CAP VALUE VIP FUND 1 CLASS - 355150673

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,658,619   $     1,506,572            72,784
                                                                         ===============   ===============
Receivables: investments sold                                    1,596
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,660,215
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     1,660,215           189,329   $          8.77
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        13,647
                                                                                           ---------------
Net investment income (loss)                                                                        13,647
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            16,604
Realized gain distributions                                                                        118,732
Net change in unrealized appreciation (depreciation)                                              (137,581)
                                                                                           ---------------
Net gain (loss)                                                                                     (2,245)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        11,402
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             13,647   $                523
Net realized gain (loss)                                                      16,604                 12,110
Realized gain distributions                                                  118,732                    579
Net change in unrealized appreciation (depreciation)                        (137,581)               286,058
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             11,402                299,270
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     258,774              1,444,249
Cost of units redeemed                                                      (188,878)               (48,685)
Account charges                                                              (90,178)               (49,157)
                                                                --------------------   --------------------
Increase (decrease)                                                          (20,282)             1,346,407
                                                                --------------------   --------------------
Net increase (decrease)                                                       (8,880)             1,645,677
Net assets, beginning                                                      1,669,095                 23,418
                                                                --------------------   --------------------
Net assets, ending                                              $          1,660,215   $          1,669,095
                                                                ====================   ====================

Units sold                                                                    29,599                201,552
Units redeemed                                                               (32,293)               (13,207)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (2,694)               188,345
Units outstanding, beginning                                                 192,023                  3,678
                                                                --------------------   --------------------
Units outstanding, ending                                                    189,329                192,023
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          1,804,900
Cost of units redeemed/account charges                                                             (459,418)
Net investment income (loss)                                                                         15,671
Net realized gain (loss)                                                                             27,401
Realized gain distributions                                                                         119,614
Net change in unrealized appreciation (depreciation)                                                152,047
                                                                                       --------------------
Net assets                                                                             $          1,660,215
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          8.77               189   $         1,660               N/A               0.9%
12/31/2013                        8.69               192             1,669               N/A              36.5%
12/31/2012                        6.37                 4                23               N/A              18.8%
12/31/2011                        5.36                 3                17               N/A              -3.5%
12/31/2010                        5.56                13                74               N/A              28.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               0.8%
2013                               0.1%
2012                               0.9%
2011                               1.5%
2010                               1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
          INVESCO V.I. MID CAP GROWTH FUND SERIES I CLASS - 00888X591

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       225,383   $       167,014            37,618
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (7,949)
                                                       ---------------
Net assets                                             $       217,434
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $       217,434            29,464   $          7.38
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             2,859
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                14,308
                                                                                           ---------------
Net gain (loss)                                                                                     17,167
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        17,167
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                777
Net realized gain (loss)                                                       2,859                  6,155
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          14,308                 45,599
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             17,167                 52,531
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      12,776                686,023
Cost of units redeemed                                                       (11,985)              (668,644)
Account charges                                                               (9,835)                (8,301)
                                                                --------------------   --------------------
Increase (decrease)                                                           (9,044)                 9,078
                                                                --------------------   --------------------
Net increase (decrease)                                                        8,123                 61,609
Net assets, beginning                                                        209,311                147,702
                                                                --------------------   --------------------
Net assets, ending                                              $            217,434   $            209,311
                                                                ====================   ====================

Units sold                                                                     1,878                114,164
Units redeemed                                                                (3,057)              (113,148)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (1,179)                 1,016
Units outstanding, beginning                                                  30,643                 29,627
                                                                --------------------   --------------------
Units outstanding, ending                                                     29,464                 30,643
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          1,179,837
Cost of units redeemed/account charges                                                           (1,026,381)
Net investment income (loss)                                                                            777
Net realized gain (loss)                                                                              4,770
Realized gain distributions                                                                              62
Net change in unrealized appreciation (depreciation)                                                 58,369
                                                                                       --------------------
Net assets                                                                             $            217,434
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/12/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          7.38                29   $           217               N/A               8.0%
12/31/2013                        6.83                31               209               N/A              37.0%
12/31/2012                        4.99                30               148               N/A               0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               0.0%
2013                               0.4%
2012                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
           INVESCO V.I. CORE EQUITY FUND SERIES II CLASS - 008892671

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           266   $           212                 6
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $           266
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $           266                25   $         10.73
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $             1
                                                                                           ---------------
Net investment income (loss)                                                                             1
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 1
Realized gain distributions                                                                              1
Net change in unrealized appreciation (depreciation)                                                    13
                                                                                           ---------------
Net gain (loss)                                                                                         15
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            16
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  1   $                  2
Net realized gain (loss)                                                           1                      1
Realized gain distributions                                                        1                     --
Net change in unrealized appreciation (depreciation)                              13                     32
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 16                     35
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          85                     84
Cost of units redeemed                                                            (5)                    (3)
Account charges                                                                  (26)                   (25)
                                                                --------------------   --------------------
Increase (decrease)                                                               54                     56
                                                                --------------------   --------------------
Net increase (decrease)                                                           70                     91
Net assets, beginning                                                            196                    105
                                                                --------------------   --------------------
Net assets, ending                                              $                266   $                196
                                                                ====================   ====================

Units sold                                                                         8                      9
Units redeemed                                                                    (3)                    (3)
                                                                --------------------   --------------------
Net increase (decrease)                                                            5                      6
Units outstanding, beginning                                                      20                     14
                                                                --------------------   --------------------
Units outstanding, ending                                                         25                     20
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $             12,251
Cost of units redeemed/account charges                                                              (12,110)
Net investment income (loss)                                                                             99
Net realized gain (loss)                                                                                (29)
Realized gain distributions                                                                               1
Net change in unrealized appreciation (depreciation)                                                     54
                                                                                       --------------------
Net assets                                                                             $                266
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         10.73                 0   $             0               N/A               7.8%
12/31/2013                        9.95                 0                 0               N/A              28.9%
12/31/2012                        7.72                 0                 0               N/A              13.6%
12/31/2011                        6.79                 0                 0               N/A              -0.3%
12/31/2010                        6.81                 0                 0               N/A               9.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               0.4%
2013                               1.3%
2012                               0.0%
2011                             492.3%
2010                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
       INVESCO V.I. INTERNATIONAL GROWTH FUND SERIES II CLASS - 008892655

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        82,727   $        80,079             2,420
                                                                         ===============   ===============
Receivables: investments sold                                      573
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        83,300
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $        83,300             8,717   $          9.56
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         1,174
                                                                                           ---------------
Net investment income (loss)                                                                         1,174
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         1,286,374
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                            (1,079,711)
                                                                                           ---------------
Net gain (loss)                                                                                    206,663
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       207,837
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,174   $             36,037
Net realized gain (loss)                                                   1,286,374                 99,657
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                      (1,079,711)               465,616
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            207,837                601,310
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     126,005                308,453
Cost of units redeemed                                                    (3,868,833)              (385,547)
Account charges                                                              (91,305)              (192,840)
                                                                --------------------   --------------------
Increase (decrease)                                                       (3,834,133)              (269,934)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (3,626,296)               331,376
Net assets, beginning                                                      3,709,596              3,378,220
                                                                --------------------   --------------------
Net assets, ending                                              $             83,300   $          3,709,596
                                                                ====================   ====================

Units sold                                                                    14,893                 37,020
Units redeemed                                                              (394,714)               (68,539)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (379,821)               (31,519)
Units outstanding, beginning                                                 388,538                420,057
                                                                --------------------   --------------------
Units outstanding, ending                                                      8,717                388,538
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          4,389,622
Cost of units redeemed/account charges                                                           (6,010,814)
Net investment income (loss)                                                                        166,101
Net realized gain (loss)                                                                          1,535,743
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                  2,648
                                                                                       --------------------
Net assets                                                                             $             83,300
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          9.56                 9   $            83               N/A               0.1%
12/31/2013                        9.55               389             3,710               N/A              18.7%
12/31/2012                        8.04               420             3,378               N/A              15.3%
12/31/2011                        6.98               321             2,242               N/A              -7.0%
12/31/2010                        7.50               298             2,235               N/A              12.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               0.1%
2013                               1.0%
2012                               1.5%
2011                               1.1%
2010                               1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
       INVESCO V.I. DIVERSIFIED DIVIDEND FUND SERIES I CLASS - 00888X104

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       222,677   $       156,150             9,595
                                                                         ===============   ===============
Receivables: investments sold                                       32
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       222,709
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $       222,709            27,509   $          8.10
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         3,652
                                                                                           ---------------
Net investment income (loss)                                                                         3,652
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             3,663
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                17,848
                                                                                           ---------------
Net gain (loss)                                                                                     21,511
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        25,163
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              3,652   $              4,050
Net realized gain (loss)                                                       3,663                  5,437
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          17,848                 37,072
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             25,163                 46,559
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      21,167                502,145
Cost of units redeemed                                                        (2,487)              (500,753)
Account charges                                                              (11,672)               (10,671)
                                                                --------------------   --------------------
Increase (decrease)                                                            7,008                 (9,279)
                                                                --------------------   --------------------
Net increase (decrease)                                                       32,171                 37,280
Net assets, beginning                                                        190,538                153,258
                                                                --------------------   --------------------
Net assets, ending                                              $            222,709   $            190,538
                                                                ====================   ====================

Units sold                                                                     2,820                 78,300
Units redeemed                                                                (1,865)               (79,733)
                                                                --------------------   --------------------
Net increase (decrease)                                                          955                 (1,433)
Units outstanding, beginning                                                  26,554                 27,987
                                                                --------------------   --------------------
Units outstanding, ending                                                     27,509                 26,554
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          1,199,885
Cost of units redeemed/account charges                                                           (1,065,292)
Net investment income (loss)                                                                         11,084
Net realized gain (loss)                                                                             10,505
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 66,527
                                                                                       --------------------
Net assets                                                                             $            222,709
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          8.10                28   $           223               N/A              12.8%
12/31/2013                        7.18                27               191               N/A              31.0%
12/31/2012                        5.48                28               153               N/A              18.7%
12/31/2011                        4.61                36               165               N/A              -7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               1.8%
2013                               2.4%
2012                               2.1%
2011                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
         INVESCO V.I. GLOBAL HEALTH CARE FUND SERIES I CLASS - 008892416

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       714,985   $       439,214            21,142
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (789)
                                                       ---------------
Net assets                                             $       714,196
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $       714,196            52,835   $         13.52
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            35,904
Realized gain distributions                                                                         23,292
Net change in unrealized appreciation (depreciation)                                                55,562
                                                                                           ---------------
Net gain (loss)                                                                                    114,758
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       114,758
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $              3,495
Net realized gain (loss)                                                      35,904                 54,945
Realized gain distributions                                                   23,292                     --
Net change in unrealized appreciation (depreciation)                          55,562                122,530
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            114,758                180,970
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      99,240              1,809,987
Cost of units redeemed                                                       (69,144)            (1,833,644)
Account charges                                                              (26,303)               (25,499)
                                                                --------------------   --------------------
Increase (decrease)                                                            3,793                (49,156)
                                                                --------------------   --------------------
Net increase (decrease)                                                      118,551                131,814
Net assets, beginning                                                        595,645                463,831
                                                                --------------------   --------------------
Net assets, ending                                              $            714,196   $            595,645
                                                                ====================   ====================

Units sold                                                                     7,874                187,605
Units redeemed                                                                (7,771)              (192,582)
                                                                --------------------   --------------------
Net increase (decrease)                                                          103                 (4,977)
Units outstanding, beginning                                                  52,732                 57,709
                                                                --------------------   --------------------
Units outstanding, ending                                                     52,835                 52,732
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          6,517,617
Cost of units redeemed/account charges                                                           (6,301,564)
Net investment income (loss)                                                                          4,677
Net realized gain (loss)                                                                             99,969
Realized gain distributions                                                                         117,726
Net change in unrealized appreciation (depreciation)                                                275,771
                                                                                       --------------------
Net assets                                                                             $            714,196
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 8/28/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         13.52                53   $           714               N/A              19.7%
12/31/2013                       11.30                53               596               N/A              40.5%
12/31/2012                        8.04                58               464               N/A              20.9%
12/31/2011                        6.65                59               395               N/A               3.9%
12/31/2010                        6.40                60               386               N/A               5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               0.0%
2013                               0.7%
2012                               0.0%
2011                               0.0%
2010                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
         INVESCO V.I. GLOBAL REAL ESTATE FUND SERIES I CLASS - 008892523

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,399,976   $     2,905,512           197,412
                                                                         ===============   ===============
Receivables: investments sold                                    3,423
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     3,403,399
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     3,403,399           561,086   $          6.07
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        52,740
                                                                                           ---------------
Net investment income (loss)                                                                        52,740
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            51,378
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               198,722
                                                                                           ---------------
Net gain (loss)                                                                                    250,100
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       302,840
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             52,740   $             78,278
Net realized gain (loss)                                                      51,378                 97,630
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         198,722               (115,199)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            302,840                 60,709
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,568,808                369,317
Cost of units redeemed                                                      (179,186)              (408,984)
Account charges                                                             (152,020)              (116,849)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,237,602               (156,516)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,540,442                (95,807)
Net assets, beginning                                                      1,862,957              1,958,764
                                                                --------------------   --------------------
Net assets, ending                                              $          3,403,399   $          1,862,957
                                                                ====================   ====================

Units sold                                                                   270,211                 70,280
Units redeemed                                                               (61,155)               (98,427)
                                                                --------------------   --------------------
Net increase (decrease)                                                      209,056                (28,147)
Units outstanding, beginning                                                 352,030                380,177
                                                                --------------------   --------------------
Units outstanding, ending                                                    561,086                352,030
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          4,923,689
Cost of units redeemed/account charges                                                           (2,356,207)
Net investment income (loss)                                                                        386,277
Net realized gain (loss)                                                                           (181,010)
Realized gain distributions                                                                         136,186
Net change in unrealized appreciation (depreciation)                                                494,464
                                                                                       --------------------
Net assets                                                                             $          3,403,399
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          6.07               561   $         3,403               N/A              14.6%
12/31/2013                        5.29               352             1,863               N/A               2.7%
12/31/2012                        5.15               380             1,959               N/A              28.1%
12/31/2011                        4.02               418             1,681               N/A              -6.5%
12/31/2010                        4.30               444             1,909               N/A              17.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               2.0%
2013                               4.1%
2012                               0.6%
2011                               3.8%
2010                               4.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
             INVESCO V.I. HIGH YIELD FUND SERIES I CLASS - 008892846

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,555,001   $     1,554,935           281,333
                                                                         ===============   ===============
Receivables: investments sold                                      773
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,555,774
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     1,555,774           149,704   $         10.39
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        66,763
                                                                                           ---------------
Net investment income (loss)                                                                        66,763
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            14,288
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               (74,116)
                                                                                           ---------------
Net gain (loss)                                                                                    (59,828)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         6,935
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             66,763   $             68,528
Net realized gain (loss)                                                      14,288                 40,835
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         (74,116)               (25,150)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              6,935                 84,213
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     736,321                770,301
Cost of units redeemed                                                      (261,500)              (783,857)
Account charges                                                              (65,893)               (63,407)
                                                                --------------------   --------------------
Increase (decrease)                                                          408,928                (76,963)
                                                                --------------------   --------------------
Net increase (decrease)                                                      415,863                  7,250
Net assets, beginning                                                      1,139,911              1,132,661
                                                                --------------------   --------------------
Net assets, ending                                              $          1,555,774   $          1,139,911
                                                                ====================   ====================

Units sold                                                                    81,050                 78,605
Units redeemed                                                               (42,928)               (85,665)
                                                                --------------------   --------------------
Net increase (decrease)                                                       38,122                 (7,060)
Units outstanding, beginning                                                 111,582                118,642
                                                                --------------------   --------------------
Units outstanding, ending                                                    149,704                111,582
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          5,667,053
Cost of units redeemed/account charges                                                           (4,795,827)
Net investment income (loss)                                                                        797,112
Net realized gain (loss)                                                                           (112,630)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     66
                                                                                       --------------------
Net assets                                                                             $          1,555,774
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         10.39               150   $         1,556               N/A               1.7%
12/31/2013                       10.22               112             1,140               N/A               7.0%
12/31/2012                        9.55               119             1,133               N/A              17.2%
12/31/2011                        8.15               129             1,049               N/A               1.0%
12/31/2010                        8.07               175             1,411               N/A              13.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               5.0%
2013                               6.0%
2012                               3.9%
2011                               7.8%
2010                              10.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
         INVESCO V.I. MANAGED VOLATILITY FUND SERIES I CLASS - 008892259

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       666,816   $       586,178            35,627
                                                                         ===============   ===============
Receivables: investments sold                                   10,821
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       677,637
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $       677,637            55,179   $         12.28
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        17,858
                                                                                           ---------------
Net investment income (loss)                                                                        17,858
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            11,282
Realized gain distributions                                                                         29,208
Net change in unrealized appreciation (depreciation)                                                52,541
                                                                                           ---------------
Net gain (loss)                                                                                     93,031
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       110,889
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             17,858   $             15,549
Net realized gain (loss)                                                      11,282                  6,922
Realized gain distributions                                                   29,208                 10,828
Net change in unrealized appreciation (depreciation)                          52,541                 17,887
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            110,889                 51,186
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     114,523                575,927
Cost of units redeemed                                                       (49,854)              (522,900)
Account charges                                                              (38,622)               (38,207)
                                                                --------------------   --------------------
Increase (decrease)                                                           26,047                 14,820
                                                                --------------------   --------------------
Net increase (decrease)                                                      136,936                 66,006
Net assets, beginning                                                        540,701                474,695
                                                                --------------------   --------------------
Net assets, ending                                              $            677,637   $            540,701
                                                                ====================   ====================

Units sold                                                                     9,672                 57,627
Units redeemed                                                                (7,578)               (56,160)
                                                                --------------------   --------------------
Net increase (decrease)                                                        2,094                  1,467
Units outstanding, beginning                                                  53,085                 51,618
                                                                --------------------   --------------------
Units outstanding, ending                                                     55,179                 53,085
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          3,276,777
Cost of units redeemed/account charges                                                           (3,006,972)
Net investment income (loss)                                                                        165,178
Net realized gain (loss)                                                                            (11,418)
Realized gain distributions                                                                         173,434
Net change in unrealized appreciation (depreciation)                                                 80,638
                                                                                       --------------------
Net assets                                                                             $            677,637
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 8/28/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         12.28                55   $           678               N/A              20.6%
12/31/2013                       10.19                53               541               N/A              10.8%
12/31/2012                        9.20                52               475               N/A               3.6%
12/31/2011                        8.88                57               503               N/A              16.4%
12/31/2010                        7.62                56               428               N/A               6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               2.9%
2013                               3.1%
2012                               3.2%
2011                               3.2%
2010                               3.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
       JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL CLASS - 471021501

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     6,488,965   $     6,480,637           541,689
                                                                         ===============   ===============
Receivables: investments sold                                      470
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     6,489,435
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     6,489,435           518,551   $         12.51
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       251,376
                                                                                           ---------------
Net investment income (loss)                                                                       251,376
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            14,883
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               102,085
                                                                                           ---------------
Net gain (loss)                                                                                    116,968
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       368,344
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            251,376   $            337,583
Net realized gain (loss)                                                      14,883                 19,336
Realized gain distributions                                                       --                157,566
Net change in unrealized appreciation (depreciation)                         102,085               (524,869)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            368,344                (10,384)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     506,370              2,070,169
Cost of units redeemed                                                    (1,974,266)            (1,674,518)
Account charges                                                             (373,876)              (417,260)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,841,772)               (21,609)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,473,428)               (31,993)
Net assets, beginning                                                      7,962,863              7,994,856
                                                                --------------------   --------------------
Net assets, ending                                              $          6,489,435   $          7,962,863
                                                                ====================   ====================

Units sold                                                                    43,393                176,487
Units redeemed                                                              (192,533)              (178,260)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (149,140)                (1,773)
Units outstanding, beginning                                                 667,691                669,464
                                                                --------------------   --------------------
Units outstanding, ending                                                    518,551                667,691
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         22,958,257
Cost of units redeemed/account charges                                                          (21,067,596)
Net investment income (loss)                                                                      3,731,694
Net realized gain (loss)                                                                            269,382
Realized gain distributions                                                                         589,370
Net change in unrealized appreciation (depreciation)                                                  8,328
                                                                                       --------------------
Net assets                                                                             $          6,489,435
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         12.51               519   $         6,489               N/A               4.9%
12/31/2013                       11.93               668             7,963               N/A              -0.1%
12/31/2012                       11.94               669             7,995               N/A               8.3%
12/31/2011                       11.02               761             8,384               N/A               6.7%
12/31/2010                       10.33               791             8,169               N/A               8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               3.5%
2013                               4.2%
2012                               3.7%
2011                               7.5%
2010                               6.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
           JANUS ASPEN FORTY PORTFOLIO INSTITUTIONAL CLASS - 471021865

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        28,007   $        26,311               695
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        28,007
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $        28,007             3,951   $          7.09
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            40
                                                                                           ---------------
Net investment income (loss)                                                                            40
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               342
Realized gain distributions                                                                          7,566
Net change in unrealized appreciation (depreciation)                                                (5,698)
                                                                                           ---------------
Net gain (loss)                                                                                      2,210
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         2,250
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 40   $                257
Net realized gain (loss)                                                         342                  7,406
Realized gain distributions                                                    7,566                     --
Net change in unrealized appreciation (depreciation)                          (5,698)                   420
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              2,250                  8,083
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       3,647                  4,039
Cost of units redeemed                                                          (458)               (23,165)
Account charges                                                               (1,749)                (1,987)
                                                                --------------------   --------------------
Increase (decrease)                                                            1,440                (21,113)
                                                                --------------------   --------------------
Net increase (decrease)                                                        3,690                (13,030)
Net assets, beginning                                                         24,317                 37,347
                                                                --------------------   --------------------
Net assets, ending                                              $             28,007   $             24,317
                                                                ====================   ====================

Units sold                                                                       557                    740
Units redeemed                                                                  (336)                (4,528)
                                                                --------------------   --------------------
Net increase (decrease)                                                          221                 (3,788)
Units outstanding, beginning                                                   3,730                  7,518
                                                                --------------------   --------------------
Units outstanding, ending                                                      3,951                  3,730
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $             81,452
Cost of units redeemed/account charges                                                              (75,525)
Net investment income (loss)                                                                            878
Net realized gain (loss)                                                                             11,940
Realized gain distributions                                                                           7,566
Net change in unrealized appreciation (depreciation)                                                  1,696
                                                                                       --------------------
Net assets                                                                             $             28,007
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          7.09                 4   $            28               N/A               8.7%
12/31/2013                        6.52                 4                24               N/A              31.2%
12/31/2012                        4.97                 8                37               N/A              24.2%
12/31/2011                        4.00                10                39               N/A              -6.7%
12/31/2010                        4.29                11                47               N/A               6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               0.2%
2013                               0.8%
2012                               0.7%
2011                               0.4%
2010                               0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
      JANUS ASPEN GLOBAL RESEARCH PORTFOLIO INSTITUTIONAL CLASS - 471021303

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,449,711   $     2,327,261            82,732
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (20,462)
                                                       ---------------
Net assets                                             $     3,429,249
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     3,429,249           413,754   $          8.29
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        37,501
                                                                                           ---------------
Net investment income (loss)                                                                        37,501
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           117,568
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                95,741
                                                                                           ---------------
Net gain (loss)                                                                                    213,309
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       250,810
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             37,501   $             39,665
Net realized gain (loss)                                                     117,568                 95,032
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          95,741                685,884
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            250,810                820,581
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     198,729                735,338
Cost of units redeemed                                                      (341,996)              (854,784)
Account charges                                                             (193,757)              (204,765)
                                                                --------------------   --------------------
Increase (decrease)                                                         (337,024)              (324,211)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (86,214)               496,370
Net assets, beginning                                                      3,515,463              3,019,093
                                                                --------------------   --------------------
Net assets, ending                                              $          3,429,249   $          3,515,463
                                                                ====================   ====================

Units sold                                                                    25,082                110,879
Units redeemed                                                               (67,058)              (157,787)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (41,976)               (46,908)
Units outstanding, beginning                                                 455,730                502,638
                                                                --------------------   --------------------
Units outstanding, ending                                                    413,754                455,730
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         16,999,892
Cost of units redeemed/account charges                                                          (14,452,363)
Net investment income (loss)                                                                        648,233
Net realized gain (loss)                                                                           (888,963)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                              1,122,450
                                                                                       --------------------
Net assets                                                                             $          3,429,249
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          8.29               414   $         3,429               N/A               7.4%
12/31/2013                        7.71               456             3,515               N/A              28.4%
12/31/2012                        6.01               503             3,019               N/A              20.1%
12/31/2011                        5.00               554             2,770               N/A             -13.7%
12/31/2010                        5.80               594             3,447               N/A              15.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               1.1%
2013                               1.2%
2012                               0.9%
2011                               0.6%
2010                               0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
            JANUS ASPEN OVERSEAS PORTFOLIO SERVICE CLASS - 471021667

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        75,157   $        89,760             2,382
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        75,157
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $        75,157            10,856   $          6.92
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         2,417
                                                                                           ---------------
Net investment income (loss)                                                                         2,417
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               418
Realized gain distributions                                                                          2,976
Net change in unrealized appreciation (depreciation)                                               (18,202)
                                                                                           ---------------
Net gain (loss)                                                                                    (14,808)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (12,391)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,417   $              1,027
Net realized gain (loss)                                                         418                    970
Realized gain distributions                                                    2,976                     --
Net change in unrealized appreciation (depreciation)                         (18,202)                 2,273
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (12,391)                 4,270
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      80,881                 39,468
Cost of units redeemed                                                          (477)               (23,431)
Account charges                                                              (25,393)               (28,101)
                                                                --------------------   --------------------
Increase (decrease)                                                           55,011                (12,064)
                                                                --------------------   --------------------
Net increase (decrease)                                                       42,620                 (7,794)
Net assets, beginning                                                         32,537                 40,331
                                                                --------------------   --------------------
Net assets, ending                                              $             75,157   $             32,537
                                                                ====================   ====================

Units sold                                                                    10,079                  5,541
Units redeemed                                                                (3,354)                (7,262)
                                                                --------------------   --------------------
Net increase (decrease)                                                        6,725                 (1,721)
Units outstanding, beginning                                                   4,131                  5,852
                                                                --------------------   --------------------
Units outstanding, ending                                                     10,856                  4,131
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            258,299
Cost of units redeemed/account charges                                                             (169,389)
Net investment income (loss)                                                                          4,207
Net realized gain (loss)                                                                            (12,397)
Realized gain distributions                                                                           9,040
Net change in unrealized appreciation (depreciation)                                                (14,603)
                                                                                       --------------------
Net assets                                                                             $             75,157
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          6.92                11   $            75               N/A             -12.1%
12/31/2013                        7.88                 4                33               N/A              14.3%
12/31/2012                        6.89                 6                40               N/A              13.2%
12/31/2011                        6.09                10                64               N/A             -32.3%
12/31/2010                        9.00                 8                71               N/A              25.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               4.5%
2013                               2.8%
2012                               0.5%
2011                               0.4%
2010                               0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
      JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO SERVICE CLASS - 471021451

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        38,781   $        36,955             2,108
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        38,781
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $        38,781             3,731   $         10.39
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $           770
                                                                                           ---------------
Net investment income (loss)                                                                           770
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             1,101
Realized gain distributions                                                                          1,573
Net change in unrealized appreciation (depreciation)                                                (1,456)
                                                                                           ---------------
Net gain (loss)                                                                                      1,218
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         1,988
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                770   $                214
Net realized gain (loss)                                                       1,101                    863
Realized gain distributions                                                    1,573                    366
Net change in unrealized appreciation (depreciation)                          (1,456)                 2,987
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              1,988                  4,430
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      29,477                 11,956
Cost of units redeemed                                                            --                     --
Account charges                                                              (13,807)               (12,067)
                                                                --------------------   --------------------
Increase (decrease)                                                           15,670                   (111)
                                                                --------------------   --------------------
Net increase (decrease)                                                       17,658                  4,319
Net assets, beginning                                                         21,123                 16,804
                                                                --------------------   --------------------
Net assets, ending                                              $             38,781   $             21,123
                                                                ====================   ====================

Units sold                                                                     2,906                  1,374
Units redeemed                                                                (1,379)                (1,376)
                                                                --------------------   --------------------
Net increase (decrease)                                                        1,527                     (2)
Units outstanding, beginning                                                   2,204                  2,206
                                                                --------------------   --------------------
Units outstanding, ending                                                      3,731                  2,204
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $             67,215
Cost of units redeemed/account charges                                                              (36,657)
Net investment income (loss)                                                                          1,226
Net realized gain (loss)                                                                              2,036
Realized gain distributions                                                                           3,135
Net change in unrealized appreciation (depreciation)                                                  1,826
                                                                                       --------------------
Net assets                                                                             $             38,781
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         10.39                 4   $            39               N/A               8.4%
12/31/2013                        9.58                 2                21               N/A              25.8%
12/31/2012                        7.62                 2                17               N/A              10.8%
12/31/2011                        6.88                 3                18               N/A              -3.0%
12/31/2010                        7.09                 1                 5               N/A              15.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               2.6%
2013                               1.1%
2012                               0.9%
2011                               0.6%
2010                               0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
     NEUBERGER BERMAN AMT MID CAP GROWTH PORTFOLIO SERVICE CLASS - 641222856

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        64,270   $        71,928             2,635
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (3,122)
                                                       ---------------
Net assets                                             $        61,148
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $        61,148             4,681   $         13.06
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             3,015
Realized gain distributions                                                                         26,161
Net change in unrealized appreciation (depreciation)                                               (25,084)
                                                                                           ---------------
Net gain (loss)                                                                                      4,092
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         4,092
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                       3,015                 34,390
Realized gain distributions                                                   26,161                     --
Net change in unrealized appreciation (depreciation)                         (25,084)                (6,505)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              4,092                 27,885
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      15,312                 17,257
Cost of units redeemed                                                       (20,749)              (179,235)
Account charges                                                               (6,693)                (7,637)
                                                                --------------------   --------------------
Increase (decrease)                                                          (12,130)              (169,615)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (8,038)              (141,730)
Net assets, beginning                                                         69,186                210,916
                                                                --------------------   --------------------
Net assets, ending                                              $             61,148   $             69,186
                                                                ====================   ====================

Units sold                                                                     1,282                  1,912
Units redeemed                                                                (2,285)               (19,149)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (1,003)               (17,237)
Units outstanding, beginning                                                   5,684                 22,921
                                                                --------------------   --------------------
Units outstanding, ending                                                      4,681                  5,684
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            274,572
Cost of units redeemed/account charges                                                             (278,598)
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                             46,671
Realized gain distributions                                                                          26,161
Net change in unrealized appreciation (depreciation)                                                 (7,658)
                                                                                       --------------------
Net assets                                                                             $             61,148
                                                                                       ====================

----------
*  DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         13.06                 5   $            61               N/A               7.3%
12/31/2013                       12.17                 6                69               N/A              32.3%
12/31/2012                        9.20                23               211               N/A              12.1%
12/31/2011                        8.21                22               182               N/A               0.3%
12/31/2010                        8.19                10                80               N/A              28.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               0.0%
2013                               0.0%
2012                               0.0%
2011                               0.0%
2010                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
     NEUBERGER BERMAN MID CAP INTRINSIC VALUE PORTFOLIO I CLASS - 641222708

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       517,378   $       390,401            28,945
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (128)
                                                       ---------------
Net assets                                             $       517,250
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $       517,250            29,681   $         17.43
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         5,220
                                                                                           ---------------
Net investment income (loss)                                                                         5,220
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             8,257
Realized gain distributions                                                                         13,828
Net change in unrealized appreciation (depreciation)                                                36,862
                                                                                           ---------------
Net gain (loss)                                                                                     58,947
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        64,167
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              5,220   $              5,230
Net realized gain (loss)                                                       8,257                  1,029
Realized gain distributions                                                   13,828                     --
Net change in unrealized appreciation (depreciation)                          36,862                133,330
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             64,167                139,589
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      17,761                 22,020
Cost of units redeemed                                                       (25,922)               (66,996)
Account charges                                                              (20,061)               (21,184)
                                                                --------------------   --------------------
Increase (decrease)                                                          (28,222)               (66,160)
                                                                --------------------   --------------------
Net increase (decrease)                                                       35,945                 73,429
Net assets, beginning                                                        481,305                407,876
                                                                --------------------   --------------------
Net assets, ending                                              $            517,250   $            481,305
                                                                ====================   ====================

Units sold                                                                     1,105                  1,721
Units redeemed                                                                (2,863)                (6,796)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (1,758)                (5,075)
Units outstanding, beginning                                                  31,439                 36,514
                                                                --------------------   --------------------
Units outstanding, ending                                                     29,681                 31,439
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          2,867,050
Cost of units redeemed/account charges                                                           (2,859,059)
Net investment income (loss)                                                                         42,488
Net realized gain (loss)                                                                             68,985
Realized gain distributions                                                                         270,809
Net change in unrealized appreciation (depreciation)                                                126,977
                                                                                       --------------------
Net assets                                                                             $            517,250
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         17.43                30   $           517               N/A              13.8%
12/31/2013                       15.31                31               481               N/A              37.1%
12/31/2012                       11.17                37               408               N/A              15.5%
12/31/2011                        9.67                45               433               N/A              -6.5%
12/31/2010                       10.34                59               606               N/A              26.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               1.0%
2013                               1.2%
2012                               0.6%
2011                               0.6%
2010                               0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
    NEUBERGER BERMAN AMT SMALL CAP GROWTH PORTFOLIO SERVICE CLASS - 641222880

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       239,543   $       183,950            12,829
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (9,512)
                                                       ---------------
Net assets                                             $       230,031
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $       230,031            20,752   $         11.08
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             8,309
Realized gain distributions                                                                         21,169
Net change in unrealized appreciation (depreciation)                                               (22,078)
                                                                                           ---------------
Net gain (loss)                                                                                      7,400
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         7,400
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                       8,309                 26,556
Realized gain distributions                                                   21,169                     --
Net change in unrealized appreciation (depreciation)                         (22,078)                59,176
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              7,400                 85,732
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      33,177                 25,322
Cost of units redeemed                                                       (33,619)              (180,062)
Account charges                                                              (10,303)               (10,384)
                                                                --------------------   --------------------
Increase (decrease)                                                          (10,745)              (165,124)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (3,345)               (79,392)
Net assets, beginning                                                        233,376                312,768
                                                                --------------------   --------------------
Net assets, ending                                              $            230,031   $            233,376
                                                                ====================   ====================

Units sold                                                                     3,153                  2,794
Units redeemed                                                                (4,185)               (23,586)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (1,032)               (20,792)
Units outstanding, beginning                                                  21,784                 42,576
                                                                --------------------   --------------------
Units outstanding, ending                                                     20,752                 21,784
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          1,120,840
Cost of units redeemed/account charges                                                           (1,014,269)
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                             18,636
Realized gain distributions                                                                          49,231
Net change in unrealized appreciation (depreciation)                                                 55,593
                                                                                       --------------------
Net assets                                                                             $            230,031
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         11.08                21   $           230               N/A               3.5%
12/31/2013                       10.71                22               233               N/A              45.8%
12/31/2012                        7.35                43               313               N/A               8.8%
12/31/2011                        6.75                58               394               N/A              -1.1%
12/31/2010                        6.82                39               264               N/A              19.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               0.0%
2013                               0.0%
2012                               0.0%
2011                               0.0%
2010                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
       NEUBERGER BERMAN SHORT DURATION BOND PORTFOLIO I CLASS - 007575301

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       236,859   $       246,528            22,221
                                                                         ===============   ===============
Receivables: investments sold                                       25
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       236,884
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $       236,884            38,312   $          6.18
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         3,865
                                                                                           ---------------
Net investment income (loss)                                                                         3,865
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (355)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                (2,147)
                                                                                           ---------------
Net gain (loss)                                                                                     (2,502)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         1,363
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              3,865   $              4,864
Net realized gain (loss)                                                        (355)                  (730)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          (2,147)                (2,698)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              1,363                  1,436
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      23,009                 11,798
Cost of units redeemed                                                        (2,046)               (24,890)
Account charges                                                              (10,464)               (10,373)
                                                                --------------------   --------------------
Increase (decrease)                                                           10,499                (23,465)
                                                                --------------------   --------------------
Net increase (decrease)                                                       11,862                (22,029)
Net assets, beginning                                                        225,022                247,051
                                                                --------------------   --------------------
Net assets, ending                                              $            236,884   $            225,022
                                                                ====================   ====================

Units sold                                                                     3,737                  1,937
Units redeemed                                                                (2,040)                (5,770)
                                                                --------------------   --------------------
Net increase (decrease)                                                        1,697                 (3,833)
Units outstanding, beginning                                                  36,615                 40,448
                                                                --------------------   --------------------
Units outstanding, ending                                                     38,312                 36,615
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          7,303,856
Cost of units redeemed/account charges                                                           (7,244,690)
Net investment income (loss)                                                                        344,244
Net realized gain (loss)                                                                           (156,857)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 (9,669)
                                                                                       --------------------
Net assets                                                                             $            236,884
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          6.18                38   $           237               N/A               0.6%
12/31/2013                        6.15                37               225               N/A               0.6%
12/31/2012                        6.11                40               247               N/A               4.6%
12/31/2011                        5.84                56               324               N/A               0.3%
12/31/2010                        5.82                55               322               N/A               5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               1.7%
2013                               2.1%
2012                               3.5%
2011                               5.3%
2010                               4.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
             ONEAMERICA ASSET DIRECTOR PORTFOLIO O CLASS - 682444872

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     8,442,178   $     7,333,958           427,278
                                                                         ===============   ===============
Receivables: investments sold                                      840
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     8,443,018
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     8,443,018           506,248   $         16.68
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       150,388
                                                                                           ---------------
Net investment income (loss)                                                                       150,388
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           184,025
Realized gain distributions                                                                        792,414
Net change in unrealized appreciation (depreciation)                                              (421,475)
                                                                                           ---------------
Net gain (loss)                                                                                    554,964
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       705,352
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            150,388   $            148,595
Net realized gain (loss)                                                     184,025                150,340
Realized gain distributions                                                  792,414                232,425
Net change in unrealized appreciation (depreciation)                        (421,475)               820,964
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            705,352              1,352,324
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     438,672              2,699,523
Cost of units redeemed                                                      (780,550)            (3,020,712)
Account charges                                                             (320,803)              (332,510)
                                                                --------------------   --------------------
Increase (decrease)                                                         (662,681)              (653,699)
                                                                --------------------   --------------------
Net increase (decrease)                                                       42,671                698,625
Net assets, beginning                                                      8,400,347              7,701,722
                                                                --------------------   --------------------
Net assets, ending                                              $          8,443,018   $          8,400,347
                                                                ====================   ====================

Units sold                                                                    28,574                193,074
Units redeemed                                                               (70,570)              (239,356)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (41,996)               (46,282)
Units outstanding, beginning                                                 548,244                594,526
                                                                --------------------   --------------------
Units outstanding, ending                                                    506,248                548,244
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         30,075,614
Cost of units redeemed/account charges                                                          (28,549,604)
Net investment income (loss)                                                                      2,236,268
Net realized gain (loss)                                                                            806,314
Realized gain distributions                                                                       2,766,206
Net change in unrealized appreciation (depreciation)                                              1,108,220
                                                                                       --------------------
Net assets                                                                             $          8,443,018
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1998
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         16.68               506   $         8,443               N/A               8.8%
12/31/2013                       15.32               548             8,400               N/A              18.3%
12/31/2012                       12.95               595             7,702               N/A              10.4%
12/31/2011                       11.74               655             7,686               N/A               0.8%
12/31/2010                       11.64               682             7,937               N/A              11.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               1.8%
2013                               1.8%
2012                               2.2%
2011                               2.1%
2010                               2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
         ONEAMERICA INVESTMENT GRADE BOND PORTFOLIO O CLASS - 682444880

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,755,838   $     4,776,829           426,861
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (23,652)
                                                       ---------------
Net assets                                             $     4,732,186
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     4,732,186           403,483   $         11.73
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       129,838
                                                                                           ---------------
Net investment income (loss)                                                                       129,838
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             6,611
Realized gain distributions                                                                         18,454
Net change in unrealized appreciation (depreciation)                                               123,409
                                                                                           ---------------
Net gain (loss)                                                                                    148,474
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       278,312
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            129,838   $            152,393
Net realized gain (loss)                                                       6,611                 11,467
Realized gain distributions                                                   18,454                 33,070
Net change in unrealized appreciation (depreciation)                         123,409               (319,983)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            278,312               (123,053)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     307,741              1,273,446
Cost of units redeemed                                                      (947,868)            (1,261,939)
Account charges                                                             (223,972)              (252,631)
                                                                --------------------   --------------------
Increase (decrease)                                                         (864,099)              (241,124)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (585,787)              (364,177)
Net assets, beginning                                                      5,317,973              5,682,150
                                                                --------------------   --------------------
Net assets, ending                                              $          4,732,186   $          5,317,973
                                                                ====================   ====================

Units sold                                                                    30,438                114,390
Units redeemed                                                              (105,441)              (135,863)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (75,003)               (21,473)
Units outstanding, beginning                                                 478,486                499,959
                                                                --------------------   --------------------
Units outstanding, ending                                                    403,483                478,486
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         19,429,285
Cost of units redeemed/account charges                                                          (17,710,272)
Net investment income (loss)                                                                      2,567,967
Net realized gain (loss)                                                                            130,081
Realized gain distributions                                                                         336,116
Net change in unrealized appreciation (depreciation)                                                (20,991)
                                                                                       --------------------
Net assets                                                                             $          4,732,186
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1998
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         11.73               403   $         4,732               N/A               5.5%
12/31/2013                       11.11               478             5,318               N/A              -2.2%
12/31/2012                       11.37               500             5,682               N/A               4.2%
12/31/2011                       10.91               534             5,830               N/A               7.4%
12/31/2010                       10.16               567             5,760               N/A               7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               2.6%
2013                               2.8%
2012                               2.9%
2011                               3.4%
2010                               4.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
              ONEAMERICA MONEY MARKET PORTFOLIO O CLASS - 682444807

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     5,430,489   $     5,430,489         5,419,492
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                (10,997)
                                                       ---------------
Net assets                                             $     5,419,492
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     5,419,492         3,861,264   $          1.40
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                  1
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 --                      1
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   4,195,245             51,522,140
Cost of units redeemed                                                    (2,826,608)           (51,606,026)
Account charges                                                             (279,776)              (282,109)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,088,861               (365,995)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,088,861               (365,994)
Net assets, beginning                                                      4,330,631              4,696,625
                                                                --------------------   --------------------
Net assets, ending                                              $          5,419,492   $          4,330,631
                                                                ====================   ====================

Units sold                                                                 3,191,884             36,852,196
Units redeemed                                                            (2,416,095)           (37,112,961)
                                                                --------------------   --------------------
Net increase (decrease)                                                      775,789               (260,765)
Units outstanding, beginning                                               3,085,475              3,346,240
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,861,264              3,085,475
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $        238,882,526
Cost of units redeemed/account charges                                                         (234,222,631)
Net investment income (loss)                                                                        759,596
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                               1
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $          5,419,492
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1998
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          1.40             3,861   $         5,419               N/A               0.0%
12/31/2013                        1.40             3,085             4,331               N/A               0.0%
12/31/2012                        1.40             3,346             4,697               N/A               0.0%
12/31/2011                        1.40             3,557             4,993               N/A               0.0%
12/31/2010                        1.40             3,532             4,957               N/A               0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               0.0%
2013                               0.0%
2012                               0.0%
2011                               0.0%
2010                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
                 ONEAMERICA VALUE PORTFOLIO O CLASS - 682444708

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    10,304,719   $     8,879,787           386,048
                                                                         ===============   ===============
Receivables: investments sold                                   12,050
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $    10,316,769
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $    10,316,769           574,407   $         17.96
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       164,702
                                                                                           ---------------
Net investment income (loss)                                                                       164,702
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           336,297
Realized gain distributions                                                                      1,390,579
Net change in unrealized appreciation (depreciation)                                              (823,856)
                                                                                           ---------------
Net gain (loss)                                                                                    903,020
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     1,067,722
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            164,702   $            154,429
Net realized gain (loss)                                                     336,297                103,155
Realized gain distributions                                                1,390,579                 49,077
Net change in unrealized appreciation (depreciation)                        (823,856)             2,335,409
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,067,722              2,642,070
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     617,171              4,539,025
Cost of units redeemed                                                    (1,407,546)            (4,648,501)
Account charges                                                             (452,287)              (447,455)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,242,662)              (556,931)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (174,940)             2,085,139
Net assets, beginning                                                     10,491,709              8,406,570
                                                                --------------------   --------------------
Net assets, ending                                              $         10,316,769   $         10,491,709
                                                                ====================   ====================

Units sold                                                                    37,449                322,206
Units redeemed                                                              (112,420)              (361,308)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (74,971)               (39,102)
Units outstanding, beginning                                                 649,378                688,480
                                                                --------------------   --------------------
Units outstanding, ending                                                    574,407                649,378
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         39,506,490
Cost of units redeemed/account charges                                                          (37,298,653)
Net investment income (loss)                                                                      1,792,677
Net realized gain (loss)                                                                            536,237
Realized gain distributions                                                                       4,355,086
Net change in unrealized appreciation (depreciation)                                              1,424,932
                                                                                       --------------------
Net assets                                                                             $         10,316,769
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1998
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         17.96               574   $        10,317               N/A              11.2%
12/31/2013                       16.16               649            10,492               N/A              32.3%
12/31/2012                       12.21               688             8,407               N/A              13.3%
12/31/2011                       10.77               750             8,080               N/A              -2.4%
12/31/2010                       11.03               835             9,215               N/A              13.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               1.6%
2013                               1.6%
2012                               1.9%
2011                               1.5%
2010                               1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
           PIONEER EMERGING MARKETS VCT PORTFOLIO I CLASS - 724027867

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        78,653   $        90,496             3,516
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (2,380)
                                                       ---------------
Net assets                                             $        76,273
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $        76,273            22,887   $          3.33
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         7,108
                                                                                           ---------------
Net investment income (loss)                                                                         7,108
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            68,331
Realized gain distributions                                                                          5,673
Net change in unrealized appreciation (depreciation)                                               (31,349)
                                                                                           ---------------
Net gain (loss)                                                                                     42,655
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        49,763
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              7,108   $             12,198
Net realized gain (loss)                                                      68,331                 (4,563)
Realized gain distributions                                                    5,673                     --
Net change in unrealized appreciation (depreciation)                         (31,349)               (14,706)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             49,763                 (7,071)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      76,934                241,954
Cost of units redeemed                                                    (1,034,360)              (109,716)
Account charges                                                              (44,725)               (70,101)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,002,151)                62,137
                                                                --------------------   --------------------
Net increase (decrease)                                                     (952,388)                55,066
Net assets, beginning                                                      1,028,661                973,595
                                                                --------------------   --------------------
Net assets, ending                                              $             76,273   $          1,028,661
                                                                ====================   ====================

Units sold                                                                    20,971                 70,012
Units redeemed                                                              (267,997)               (50,542)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (247,026)                19,470
Units outstanding, beginning                                                 269,913                250,443
                                                                --------------------   --------------------
Units outstanding, ending                                                     22,887                269,913
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          2,183,837
Cost of units redeemed/account charges                                                           (2,127,356)
Net investment income (loss)                                                                         39,781
Net realized gain (loss)                                                                            (42,886)
Realized gain distributions                                                                          34,740
Net change in unrealized appreciation (depreciation)                                                (11,843)
                                                                                       --------------------
Net assets                                                                             $             76,273
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          3.33                23   $            76               N/A             -12.6%
12/31/2013                        3.81               270             1,029               N/A              -2.0%
12/31/2012                        3.89               250               974               N/A              12.0%
12/31/2011                        3.47               225               780               N/A             -23.4%
12/31/2010                        4.53               241             1,093               N/A              15.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               1.3%
2013                               1.2%
2012                               0.6%
2011                               0.3%
2010                               0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
                 PIONEER FUND VCT PORTFOLIO I CLASS - 724027875

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       690,994   $       613,987            25,657
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (2,339)
                                                       ---------------
Net assets                                             $       688,655
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $       688,655            89,563   $          7.69
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        24,860
                                                                                           ---------------
Net investment income (loss)                                                                        24,860
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           581,390
Realized gain distributions                                                                        256,763
Net change in unrealized appreciation (depreciation)                                              (594,690)
                                                                                           ---------------
Net gain (loss)                                                                                    243,463
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       268,323
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             24,860   $             44,490
Net realized gain (loss)                                                     581,390                135,274
Realized gain distributions                                                  256,763                146,155
Net change in unrealized appreciation (depreciation)                        (594,690)               748,630
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            268,323              1,074,549
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     117,871              1,250,037
Cost of units redeemed                                                    (3,246,842)            (2,261,491)
Account charges                                                             (104,785)              (204,609)
                                                                --------------------   --------------------
Increase (decrease)                                                       (3,233,756)            (1,216,063)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,965,433)              (141,514)
Net assets, beginning                                                      3,654,088              3,795,602
                                                                --------------------   --------------------
Net assets, ending                                              $            688,655   $          3,654,088
                                                                ====================   ====================

Units sold                                                                    19,943                208,011
Units redeemed                                                              (458,041)              (410,877)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (438,098)              (202,866)
Units outstanding, beginning                                                 527,661                730,527
                                                                --------------------   --------------------
Units outstanding, ending                                                     89,563                527,661
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         13,335,921
Cost of units redeemed/account charges                                                          (14,363,158)
Net investment income (loss)                                                                        480,005
Net realized gain (loss)                                                                            202,196
Realized gain distributions                                                                         956,684
Net change in unrealized appreciation (depreciation)                                                 77,007
                                                                                       --------------------
Net assets                                                                             $            688,655
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          7.69                90   $           689               N/A              11.0%
12/31/2013                        6.93               528             3,654               N/A              33.3%
12/31/2012                        5.20               731             3,796               N/A              10.2%
12/31/2011                        4.71             1,035             4,878               N/A              -4.3%
12/31/2010                        4.92             1,067             5,256               N/A              16.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               1.1%
2013                               1.2%
2012                               1.5%
2011                               1.6%
2010                               1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
         PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO I CLASS - 724027230

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,901,085   $     1,590,396            66,178
                                                                         ===============   ===============
Receivables: investments sold                                      209
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,901,294
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     1,901,294           137,009   $         13.88
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            35,104
Realized gain distributions                                                                        375,211
Net change in unrealized appreciation (depreciation)                                              (241,593)
                                                                                           ---------------
Net gain (loss)                                                                                    168,722
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       168,722
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                      35,104                 42,117
Realized gain distributions                                                  375,211                 69,566
Net change in unrealized appreciation (depreciation)                        (241,593)               463,819
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            168,722                575,502
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     121,998                 98,210
Cost of units redeemed                                                      (150,396)              (150,588)
Account charges                                                              (74,773)               (76,415)
                                                                --------------------   --------------------
Increase (decrease)                                                         (103,171)              (128,793)
                                                                --------------------   --------------------
Net increase (decrease)                                                       65,551                446,709
Net assets, beginning                                                      1,835,743              1,389,034
                                                                --------------------   --------------------
Net assets, ending                                              $          1,901,294   $          1,835,743
                                                                ====================   ====================

Units sold                                                                     9,318                  9,231
Units redeemed                                                               (17,069)               (20,511)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (7,751)               (11,280)
Units outstanding, beginning                                                 144,760                156,040
                                                                --------------------   --------------------
Units outstanding, ending                                                    137,009                144,760
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          5,539,884
Cost of units redeemed/account charges                                                           (5,241,034)
Net investment income (loss)                                                                         79,300
Net realized gain (loss)                                                                            295,247
Realized gain distributions                                                                         917,208
Net change in unrealized appreciation (depreciation)                                                310,689
                                                                                       --------------------
Net assets                                                                             $          1,901,294
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         13.88               137   $         1,901               N/A               9.4%
12/31/2013                       12.68               145             1,836               N/A              42.5%
12/31/2012                        8.90               156             1,389               N/A               7.0%
12/31/2011                        8.32               193             1,606               N/A              -2.3%
12/31/2010                        8.51               201             1,707               N/A              20.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               0.0%
2013                               0.0%
2012                               0.0%
2011                               0.0%
2010                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
            PIONEER EQUITY INCOME VCT PORTFOLIO II CLASS - 724027826

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $         5,873   $         4,588               196
                                                                         ===============   ===============
Receivables: investments sold                                        6
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $         5,879
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $         5,879               474   $         12.40
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $           150
                                                                                           ---------------
Net investment income (loss)                                                                           150
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               115
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                   406
                                                                                           ---------------
Net gain (loss)                                                                                        521
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           671
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                150   $                152
Net realized gain (loss)                                                         115                  1,052
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                             406                    429
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                671                  1,633
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                         592                  1,402
Cost of units redeemed                                                           (66)                (4,024)
Account charges                                                                 (525)                  (538)
                                                                --------------------   --------------------
Increase (decrease)                                                                1                 (3,160)
                                                                --------------------   --------------------
Net increase (decrease)                                                          672                 (1,527)
Net assets, beginning                                                          5,207                  6,734
                                                                --------------------   --------------------
Net assets, ending                                              $              5,879   $              5,207
                                                                ====================   ====================

Units sold                                                                        52                    139
Units redeemed                                                                   (51)                  (455)
                                                                --------------------   --------------------
Net increase (decrease)                                                            1                   (316)
Units outstanding, beginning                                                     473                    789
                                                                --------------------   --------------------
Units outstanding, ending                                                        474                    473
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $              9,041
Cost of units redeemed/account charges                                                               (6,375)
Net investment income (loss)                                                                            629
Net realized gain (loss)                                                                              1,299
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                  1,285
                                                                                       --------------------
Net assets                                                                             $              5,879
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         12.40                 0   $             6               N/A              12.8%
12/31/2013                       11.00                 0                 5               N/A              28.8%
12/31/2012                        8.54                 1                 7               N/A              10.0%
12/31/2011                        7.76                 1                 5               N/A               5.8%
12/31/2010                        7.34                 0                 1               N/A              19.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               2.7%
2013                               2.5%
2012                               4.6%
2011                               1.8%
2010                               1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
          ROYCE CAPITAL SMALL-CAP PORTFOLIO INVESTOR CLASS - 78080T105

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        65,341   $        57,593             5,165
                                                                         ===============   ===============
Receivables: investments sold                                        3
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        65,344
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $        65,344             7,473   $          8.74
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            81
                                                                                           ---------------
Net investment income (loss)                                                                            81
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             2,160
Realized gain distributions                                                                          7,544
Net change in unrealized appreciation (depreciation)                                                (7,737)
                                                                                           ---------------
Net gain (loss)                                                                                      1,967
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         2,048
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 81   $                652
Net realized gain (loss)                                                       2,160                  1,049
Realized gain distributions                                                    7,544                  3,393
Net change in unrealized appreciation (depreciation)                          (7,737)                10,375
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              2,048                 15,469
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      10,185                 15,054
Cost of units redeemed                                                       (10,280)                (1,053)
Account charges                                                               (3,885)                (3,757)
                                                                --------------------   --------------------
Increase (decrease)                                                           (3,980)                10,244
                                                                --------------------   --------------------
Net increase (decrease)                                                       (1,932)                25,713
Net assets, beginning                                                         67,276                 41,563
                                                                --------------------   --------------------
Net assets, ending                                              $             65,344   $             67,276
                                                                ====================   ====================

Units sold                                                                     1,412                  1,988
Units redeemed                                                                (1,882)                  (658)
                                                                --------------------   --------------------
Net increase (decrease)                                                         (470)                 1,330
Units outstanding, beginning                                                   7,943                  6,613
                                                                --------------------   --------------------
Units outstanding, ending                                                      7,473                  7,943
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            117,486
Cost of units redeemed/account charges                                                              (84,573)
Net investment income (loss)                                                                            993
Net realized gain (loss)                                                                             11,514
Realized gain distributions                                                                          12,176
Net change in unrealized appreciation (depreciation)                                                  7,748
                                                                                       --------------------
Net assets                                                                             $             65,344
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          8.74                 7   $            65               N/A               3.2%
12/31/2013                        8.47                 8                67               N/A              34.8%
12/31/2012                        6.29                 7                42               N/A              12.5%
12/31/2011                        5.59                 8                43               N/A              -3.3%
12/31/2010                        5.78                 7                43               N/A              20.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               0.1%
2013                               1.2%
2012                               0.1%
2011                               0.4%
2010                               0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
              T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - 77954T506

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     6,641,075   $     4,864,955           320,748
                                                                         ===============   ===============
Receivables: investments sold                                    4,839
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     6,645,914
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     6,645,914           537,218   $         12.37
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           207,398
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               280,458
                                                                                           ---------------
Net gain (loss)                                                                                    487,856
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       487,856
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                817
Net realized gain (loss)                                                     207,398                159,162
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         280,458                769,465
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            487,856                929,444
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,676,343              1,224,733
Cost of units redeemed                                                      (342,447)            (1,291,716)
Account charges                                                             (257,774)              (145,024)
                                                                --------------------   --------------------
Increase (decrease)                                                        3,076,122               (212,007)
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,563,978                717,437
Net assets, beginning                                                      3,081,936              2,364,499
                                                                --------------------   --------------------
Net assets, ending                                              $          6,645,914   $          3,081,936
                                                                ====================   ====================

Units sold                                                                   318,525                132,220
Units redeemed                                                               (53,272)              (154,778)
                                                                --------------------   --------------------
Net increase (decrease)                                                      265,253                (22,558)
Units outstanding, beginning                                                 271,965                294,523
                                                                --------------------   --------------------
Units outstanding, ending                                                    537,218                271,965
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          9,955,431
Cost of units redeemed/account charges                                                           (5,613,621)
Net investment income (loss)                                                                          5,490
Net realized gain (loss)                                                                            522,494
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                              1,776,120
                                                                                       --------------------
Net assets                                                                             $          6,645,914
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         12.37               537   $         6,646               N/A               9.2%
12/31/2013                       11.33               272             3,082               N/A              41.2%
12/31/2012                        8.03               295             2,364               N/A              18.3%
12/31/2011                        6.79               261             1,770               N/A               1.5%
12/31/2010                        6.69               268             1,794               N/A              16.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               0.0%
2013                               0.0%
2012                               0.2%
2011                               0.0%
2010                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
                T. ROWE PRICE EQUITY INCOME PORTFOLIO - 77954T100

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     6,793,358   $     5,007,539           227,082
                                                                         ===============   ===============
Receivables: investments sold                                   23,651
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     6,817,009
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     6,817,009           476,094   $         14.32
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $       119,435
                                                                                           ---------------
Net investment income (loss)                                                                       119,435
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           185,216
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               182,509
                                                                                           ---------------
Net gain (loss)                                                                                    367,725
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       487,160
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            119,435   $             98,609
Net realized gain (loss)                                                     185,216                 80,281
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         182,509              1,463,236
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            487,160              1,642,126
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     372,381                863,921
Cost of units redeemed                                                      (607,985)              (980,316)
Account charges                                                             (340,820)              (358,265)
                                                                --------------------   --------------------
Increase (decrease)                                                         (576,424)              (474,660)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (89,264)             1,167,466
Net assets, beginning                                                      6,906,273              5,738,807
                                                                --------------------   --------------------
Net assets, ending                                              $          6,817,009   $          6,906,273
                                                                ====================   ====================

Units sold                                                                    27,766                 74,187
Units redeemed                                                               (69,574)              (114,551)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (41,808)               (40,364)
Units outstanding, beginning                                                 517,902                558,266
                                                                --------------------   --------------------
Units outstanding, ending                                                    476,094                517,902
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         20,131,002
Cost of units redeemed/account charges                                                          (18,876,649)
Net investment income (loss)                                                                      1,710,612
Net realized gain (loss)                                                                            672,464
Realized gain distributions                                                                       1,393,761
Net change in unrealized appreciation (depreciation)                                              1,785,819
                                                                                       --------------------
Net assets                                                                             $          6,817,009
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1998
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         14.32               476   $         6,817               N/A               7.4%
12/31/2013                       13.34               518             6,906               N/A              29.7%
12/31/2012                       10.28               558             5,739               N/A              17.1%
12/31/2011                        8.77               634             5,562               N/A              -0.7%
12/31/2010                        8.84               697             6,158               N/A              15.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               1.7%
2013                               1.6%
2012                               2.2%
2011                               1.8%
2010                               1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
              T. ROWE PRICE LIMITED TERM BOND PORTFOLIO - 77954R104

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,582,575   $     1,606,195           323,143
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (5,634)
                                                       ---------------
Net assets                                             $     1,576,941
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     1,576,941           182,207   $          8.65
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        46,906
                                                                                           ---------------
Net investment income (loss)                                                                        46,906
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (42,068)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                40,398
                                                                                           ---------------
Net gain (loss)                                                                                     (1,670)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        45,236
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             46,906   $             87,359
Net realized gain (loss)                                                     (42,068)                (3,157)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          40,398                (76,173)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             45,236                  8,029
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     296,346              1,146,363
Cost of units redeemed                                                    (4,405,050)              (613,588)
Account charges                                                             (153,321)              (266,682)
                                                                --------------------   --------------------
Increase (decrease)                                                       (4,262,025)               266,093
                                                                --------------------   --------------------
Net increase (decrease)                                                   (4,216,789)               274,122
Net assets, beginning                                                      5,793,730              5,519,608
                                                                --------------------   --------------------
Net assets, ending                                              $          1,576,941   $          5,793,730
                                                                ====================   ====================

Units sold                                                                    50,330                135,286
Units redeemed                                                              (541,844)              (104,238)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (491,514)                31,048
Units outstanding, beginning                                                 673,721                642,673
                                                                --------------------   --------------------
Units outstanding, ending                                                    182,207                673,721
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         15,403,336
Cost of units redeemed/account charges                                                          (15,022,198)
Net investment income (loss)                                                                      1,231,673
Net realized gain (loss)                                                                            (75,801)
Realized gain distributions                                                                          63,551
Net change in unrealized appreciation (depreciation)                                                (23,620)
                                                                                       --------------------
Net assets                                                                             $          1,576,941
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2000
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          8.65               182   $         1,577               N/A               0.6%
12/31/2013                        8.60               674             5,794               N/A               0.1%
12/31/2012                        8.59               643             5,520               N/A               2.5%
12/31/2011                        8.38               663             5,553               N/A               1.6%
12/31/2010                        8.25               638             5,266               N/A               3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               1.3%
2013                               1.5%
2012                               2.0%
2011                               2.4%
2010                               2.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
               T. ROWE PRICE MID CAP GROWTH PORTFOLIO - 77954T407

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,346,261   $     2,829,260           119,779
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (6,807)
                                                       ---------------
Net assets                                             $     3,339,454
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     3,339,454           184,262   $         18.12
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $            --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            69,250
Realized gain distributions                                                                        359,599
Net change in unrealized appreciation (depreciation)                                               (29,791)
                                                                                           ---------------
Net gain (loss)                                                                                    399,058
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       399,058
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                      69,250                 42,226
Realized gain distributions                                                  359,599                248,309
Net change in unrealized appreciation (depreciation)                         (29,791)               618,251
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            399,058                908,786
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     189,176                120,421
Cost of units redeemed                                                      (342,241)              (304,043)
Account charges                                                             (113,855)              (114,721)
                                                                --------------------   --------------------
Increase (decrease)                                                         (266,920)              (298,343)
                                                                --------------------   --------------------
Net increase (decrease)                                                      132,138                610,443
Net assets, beginning                                                      3,207,316              2,596,873
                                                                --------------------   --------------------
Net assets, ending                                              $          3,339,454   $          3,207,316
                                                                ====================   ====================

Units sold                                                                    11,351                  9,609
Units redeemed                                                               (27,271)               (30,980)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (15,920)               (21,371)
Units outstanding, beginning                                                 200,182                221,553
                                                                --------------------   --------------------
Units outstanding, ending                                                    184,262                200,182
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          6,212,787
Cost of units redeemed/account charges                                                           (6,575,496)
Net investment income (loss)                                                                          8,538
Net realized gain (loss)                                                                            797,199
Realized gain distributions                                                                       2,379,425
Net change in unrealized appreciation (depreciation)                                                517,001
                                                                                       --------------------
Net assets                                                                             $          3,339,454
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2000
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         18.12               184   $         3,339               N/A              13.1%
12/31/2013                       16.02               200             3,207               N/A              36.7%
12/31/2012                       11.72               222             2,597               N/A              13.9%
12/31/2011                       10.29               260             2,672               N/A              -1.3%
12/31/2010                       10.42               284             2,960               N/A              28.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               0.0%
2013                               0.0%
2012                               0.0%
2011                               0.0%
2010                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
              TIMOTHY PLAN CONSERVATIVE GROWTH VARIABLE - 887432714

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       452,269   $       433,139            37,595
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       452,269
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $       452,269            56,966   $          7.94
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        10,099
                                                                                           ---------------
Net investment income (loss)                                                                        10,099
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             3,808
Realized gain distributions                                                                         23,658
Net change in unrealized appreciation (depreciation)                                               (25,413)
                                                                                           ---------------
Net gain (loss)                                                                                      2,053
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        12,152
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             10,099   $              4,396
Net realized gain (loss)                                                       3,808                  4,179
Realized gain distributions                                                   23,658                     --
Net change in unrealized appreciation (depreciation)                         (25,413)                36,336
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             12,152                 44,911
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      14,034                 24,659
Cost of units redeemed                                                       (20,479)               (48,409)
Account charges                                                              (15,495)               (16,637)
                                                                --------------------   --------------------
Increase (decrease)                                                          (21,940)               (40,387)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (9,788)                 4,524
Net assets, beginning                                                        462,057                457,533
                                                                --------------------   --------------------
Net assets, ending                                              $            452,269   $            462,057
                                                                ====================   ====================

Units sold                                                                     1,777                  3,367
Units redeemed                                                                (4,521)                (8,756)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (2,744)                (5,389)
Units outstanding, beginning                                                  59,710                 65,099
                                                                --------------------   --------------------
Units outstanding, ending                                                     56,966                 59,710
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $            920,270
Cost of units redeemed/account charges                                                             (572,463)
Net investment income (loss)                                                                         57,857
Net realized gain (loss)                                                                            (39,513)
Realized gain distributions                                                                          66,988
Net change in unrealized appreciation (depreciation)                                                 19,130
                                                                                       --------------------
Net assets                                                                             $            452,269
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          7.94                57   $           452               N/A               2.6%
12/31/2013                        7.74                60               462               N/A              10.1%
12/31/2012                        7.03                65               458               N/A               7.8%
12/31/2011                        6.52                72               471               N/A               1.9%
12/31/2010                        6.40                65               414               N/A              12.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               2.2%
2013                               1.0%
2012                               1.8%
2011                               1.7%
2010                               1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
               TIMOTHY PLAN STRATEGIC GROWTH VARIABLE - 887432722

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       361,745   $       310,470            31,059
                                                                         ===============   ===============
Receivables: investments sold                                       92
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       361,837
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $       361,837            45,371   $          7.98
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         6,292
                                                                                           ---------------
Net investment income (loss)                                                                         6,292
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            16,995
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               (15,643)
                                                                                           ---------------
Net gain (loss)                                                                                      1,352
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         7,644
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              6,292   $              1,616
Net realized gain (loss)                                                      16,995                  3,705
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         (15,643)                37,683
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              7,644                 43,004
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      63,663                196,329
Cost of units redeemed                                                      (116,220)                (8,938)
Account charges                                                              (22,256)               (12,142)
                                                                --------------------   --------------------
Increase (decrease)                                                          (74,813)               175,249
                                                                --------------------   --------------------
Net increase (decrease)                                                      (67,169)               218,253
Net assets, beginning                                                        429,006                210,753
                                                                --------------------   --------------------
Net assets, ending                                              $            361,837   $            429,006
                                                                ====================   ====================

Units sold                                                                    23,440                 25,834
Units redeemed                                                               (32,718)                (2,904)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (9,278)                22,930
Units outstanding, beginning                                                  54,649                 31,719
                                                                --------------------   --------------------
Units outstanding, ending                                                     45,371                 54,649
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          1,554,564
Cost of units redeemed/account charges                                                           (1,262,673)
Net investment income (loss)                                                                         22,601
Net realized gain (loss)                                                                            (50,121)
Realized gain distributions                                                                          46,191
Net change in unrealized appreciation (depreciation)                                                 51,275
                                                                                       --------------------
Net assets                                                                             $            361,837
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          7.98                45   $           362               N/A               1.6%
12/31/2013                        7.85                55               429               N/A              18.1%
12/31/2012                        6.64                32               211               N/A              11.4%
12/31/2011                        5.96                43               256               N/A              -3.7%
12/31/2010                        6.19                50               310               N/A              15.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               1.6%
2013                               0.5%
2012                               1.3%
2011                               0.5%
2010                               0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
              VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO - 921925871

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        81,495   $        77,644             4,394
                                                                         ===============   ===============
Receivables: investments sold                                      454
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        81,949
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $        81,949             9,963   $          8.23
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        70,157
                                                                                           ---------------
Net investment income (loss)                                                                        70,157
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         1,108,065
Realized gain distributions                                                                        123,409
Net change in unrealized appreciation (depreciation)                                            (1,031,982)
                                                                                           ---------------
Net gain (loss)                                                                                    199,492
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       269,649
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             70,157   $             57,169
Net realized gain (loss)                                                   1,108,065                106,503
Realized gain distributions                                                  123,409                     --
Net change in unrealized appreciation (depreciation)                      (1,031,982)               535,353
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            269,649                699,025
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     109,980                472,158
Cost of units redeemed                                                    (3,327,603)              (274,770)
Account charges                                                              (78,152)              (152,675)
                                                                --------------------   --------------------
Increase (decrease)                                                       (3,295,775)                44,713
                                                                --------------------   --------------------
Net increase (decrease)                                                   (3,026,126)               743,738
Net assets, beginning                                                      3,108,075              2,364,337
                                                                --------------------   --------------------
Net assets, ending                                              $             81,949   $          3,108,075
                                                                ====================   ====================

Units sold                                                                    17,151                 71,835
Units redeemed                                                              (422,215)               (65,328)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (405,064)                 6,507
Units outstanding, beginning                                                 415,027                408,520
                                                                --------------------   --------------------
Units outstanding, ending                                                      9,963                415,027
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $          3,223,896
Cost of units redeemed/account charges                                                           (4,843,424)
Net investment income (loss)                                                                        223,897
Net realized gain (loss)                                                                          1,350,320
Realized gain distributions                                                                         123,409
Net change in unrealized appreciation (depreciation)                                                  3,851
                                                                                       --------------------
Net assets                                                                             $             81,949
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          8.23                10   $            82               N/A               9.8%
12/31/2013                        7.49               415             3,108               N/A              29.4%
12/31/2012                        5.79               409             2,364               N/A              16.5%
12/31/2011                        4.97               276             1,371               N/A               3.9%
12/31/2010                        4.78               298             1,424               N/A               9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               4.4%
2013                               2.1%
2012                               1.8%
2011                               2.1%
2010                               2.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
                VANGUARD VIF MID-CAP INDEX PORTFOLIO - 921925855

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,756,810   $     2,577,965           167,148
                                                                         ===============   ===============
Receivables: investments sold                                    2,360
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     3,759,170
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     3,759,170           294,825   $         12.75
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        27,352
                                                                                           ---------------
Net investment income (loss)                                                                        27,352
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            74,027
Realized gain distributions                                                                        108,317
Net change in unrealized appreciation (depreciation)                                               205,879
                                                                                           ---------------
Net gain (loss)                                                                                    388,223
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       415,575
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             27,352   $             28,200
Net realized gain (loss)                                                      74,027                117,677
Realized gain distributions                                                  108,317                 88,126
Net change in unrealized appreciation (depreciation)                         205,879                537,026
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            415,575                771,029
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     826,533              2,031,212
Cost of units redeemed                                                      (183,753)            (2,119,923)
Account charges                                                             (159,388)              (133,014)
                                                                --------------------   --------------------
Increase (decrease)                                                          483,392               (221,725)
                                                                --------------------   --------------------
Net increase (decrease)                                                      898,967                549,304
Net assets, beginning                                                      2,860,203              2,310,899
                                                                --------------------   --------------------
Net assets, ending                                              $          3,759,170   $          2,860,203
                                                                ====================   ====================

Units sold                                                                    69,396                207,334
Units redeemed                                                               (29,384)              (230,306)
                                                                --------------------   --------------------
Net increase (decrease)                                                       40,012                (22,972)
Units outstanding, beginning                                                 254,813                277,785
                                                                --------------------   --------------------
Units outstanding, ending                                                    294,825                254,813
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         11,404,033
Cost of units redeemed/account charges                                                           (9,311,182)
Net investment income (loss)                                                                        195,918
Net realized gain (loss)                                                                           (415,322)
Realized gain distributions                                                                         706,878
Net change in unrealized appreciation (depreciation)                                              1,178,845
                                                                                       --------------------
Net assets                                                                             $          3,759,170
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         12.75               295   $         3,759               N/A              13.6%
12/31/2013                       11.22               255             2,860               N/A              34.9%
12/31/2012                        8.32               278             2,311               N/A              15.8%
12/31/2011                        7.18               310             2,227               N/A              -2.0%
12/31/2010                        7.33               293             2,145               N/A              25.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               0.8%
2013                               1.1%
2012                               1.2%
2011                               1.0%
2010                               0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
             VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO - 921925889

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,196,954   $     2,029,500            91,075
                                                                         ===============   ===============
Receivables: investments sold                                    1,620
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,198,574
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     2,198,574           165,075   $         13.32
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $         1,568
                                                                                           ---------------
Net investment income (loss)                                                                         1,568
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            24,762
Realized gain distributions                                                                         70,665
Net change in unrealized appreciation (depreciation)                                                 1,734
                                                                                           ---------------
Net gain (loss)                                                                                     97,161
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        98,729
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,568   $              2,953
Net realized gain (loss)                                                      24,762                 32,763
Realized gain distributions                                                   70,665                 32,614
Net change in unrealized appreciation (depreciation)                           1,734                105,673
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             98,729                174,003
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,733,128              2,541,494
Cost of units redeemed                                                      (109,116)            (2,513,113)
Account charges                                                              (74,073)               (20,663)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,549,939                  7,718
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,648,668                181,721
Net assets, beginning                                                        549,906                368,185
                                                                --------------------   --------------------
Net assets, ending                                              $          2,198,574   $            549,906
                                                                ====================   ====================

Units sold                                                                   137,149                239,383
Units redeemed                                                               (14,758)              (238,580)
                                                                --------------------   --------------------
Net increase (decrease)                                                      122,391                    803
Units outstanding, beginning                                                  42,684                 41,881
                                                                --------------------   --------------------
Units outstanding, ending                                                    165,075                 42,684
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         10,828,945
Cost of units redeemed/account charges                                                           (8,873,683)
Net investment income (loss)                                                                         16,137
Net realized gain (loss)                                                                           (177,074)
Realized gain distributions                                                                         236,795
Net change in unrealized appreciation (depreciation)                                                167,454
                                                                                       --------------------
Net assets                                                                             $          2,198,574
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $         13.32               165   $         2,199               N/A               3.4%
12/31/2013                       12.88                43               550               N/A              46.5%
12/31/2012                        8.79                42               368               N/A              14.7%
12/31/2011                        7.67                40               309               N/A               1.4%
12/31/2010                        7.56                38               287               N/A              31.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               0.1%
2013                               0.6%
2012                               0.2%
2011                               0.2%
2010                               0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
           VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO - 921925202

                             STATEMENT OF NET ASSETS
                                December 31, 2014

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     8,581,830   $     8,383,240           711,352
                                                                         ===============   ===============
Receivables: investments sold                                    4,198
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     8,586,028
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     8,586,028         1,101,658   $          7.79
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2014

Investment Income:
Dividend income                                                                            $        36,901
                                                                                           ---------------
Net investment income (loss)                                                                        36,901
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             6,251
Realized gain distributions                                                                          5,378
Net change in unrealized appreciation (depreciation)                                               205,421
                                                                                           ---------------
Net gain (loss)                                                                                    217,050
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       253,951
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2014*     DECEMBER 31, 2013*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             36,901   $             43,082
Net realized gain (loss)                                                       6,251                  9,454
Realized gain distributions                                                    5,378                 19,147
Net change in unrealized appreciation (depreciation)                         205,421               (108,647)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            253,951                (36,964)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   7,627,313              1,128,713
Cost of units redeemed                                                      (459,204)            (1,271,835)
Account charges                                                             (277,560)               (74,371)
                                                                --------------------   --------------------
Increase (decrease)                                                        6,890,549               (217,493)
                                                                --------------------   --------------------
Net increase (decrease)                                                    7,144,500               (254,457)
Net assets, beginning                                                      1,441,528              1,695,985
                                                                --------------------   --------------------
Net assets, ending                                              $          8,586,028   $          1,441,528
                                                                ====================   ====================

Units sold                                                                 1,025,177                152,232
Units redeemed                                                              (119,376)              (181,529)
                                                                --------------------   --------------------
Net increase (decrease)                                                      905,801                (29,297)
Units outstanding, beginning                                                 195,857                225,154
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,101,658                195,857
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2014

Proceeds from units sold                                                               $         13,709,720
Cost of units redeemed/account charges                                                           (5,717,738)
Net investment income (loss)                                                                        262,013
Net realized gain (loss)                                                                             76,698
Realized gain distributions                                                                          56,745
Net change in unrealized appreciation (depreciation)                                                198,590
                                                                                       --------------------
Net assets                                                                             $          8,586,028
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2014             $          7.79             1,102   $         8,586               N/A               5.9%
12/31/2013                        7.36               196             1,442               N/A              -2.3%
12/31/2012                        7.53               225             1,696               N/A               4.0%
12/31/2011                        7.24               243             1,762               N/A               7.7%
12/31/2010                        6.73               236             1,588               N/A               6.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2014                               0.7%
2013                               2.7%
2012                               2.7%
2011                               3.1%
2010                               3.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL American Individual Variable Life Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The AUL American Individual Variable Life Unit Trust ("Variable Account") was established by American United Life Insurance Company ("AUL") on July 10, 1997, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account commenced operations on April 30, 1998. The Variable Account is a segregated investment account for individual variable life insurance contracts issued by AUL and invests exclusively in shares of mutual fund portfolios offered by the following fund families:

 FUND FAMILY
 Alger
 AllianceBernstein
 American Century
 Calvert
 Columbia
 Dreyfus
 Fidelity
 Franklin Templeton
 Invesco
 Janus
 Neuberger Berman
 OneAmerica
 Pioneer
 Royce Capital
 T. Rowe Price
 Timothy
 Vanguard

This annual report includes information related to investment subaccounts which are available for investment as of December 31, 2014. This includes subaccounts for which there have been no investing transactions or income and expense transactions commenced during 2014.

For years after offering of the subaccount but prior to commencement of investing transactions, management has presented the accumulation unit values, expenses as a percentage of average net assets, and total return for these investment subaccounts using an inception date accumulation unit value of $5.00, adjusted for performance of the underlying mutual fund investment and contractual expense rates.

Accumulation unit values and total returns for subaccounts with zero net assets at year end represent amounts based on the performance of the underlying mutual fund for the respective year, less contractual expense rates.

                AUL American Individual Variable Life Unit Trust
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1.   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

UNITS OUTSTANDING AND ACCUMULATION UNIT VALUE

In the Statement of Net Assets, the units outstanding and accumulation unit values have been rounded to the nearest whole unit or nearest cent, respectively.

FAIR VALUE MEASUREMENTS

The value of the investments is based on the closing Net Asset Value ("NAV") per share reported by the underlying mutual funds (which value their investment securities at market value or, in the absence of readily available market quotations, at fair value) and the number of shares owned by the Variable Account. The value of the investments is generally classified as Level 1 in the fair value hierarchy as described below. Investment transactions are accounted for on the trade date. Dividend income and capital gains from realized gain distributions are recorded on the ex-date and retain their character as distributed from the underlying fund. Realized gains and losses are calculated using the first in, first out accounting basis.

Various inputs are used in determining the value of the Variable Account's subaccount investments. These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets.

Level 2 - Observable inputs, other than quoted prices in Level 1, that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing the Variable Account's own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The following is a summary of the inputs used as of December 31, 2014, in valuing the Variable Account's subaccount investments carried at fair value:

        VALUATION INPUTS                                         INVESTMENTS
        ----------------------------------------------------------------------
        Level 1 - Quoted Prices                                $   146,004,460
        Level 2 - Other Significant Observable Inputs          $             0
        Level 3 - Significant Unobservable Inputs              $             0
                                                               ---------------
        TOTAL                                                  $   146,004,460
                                                               ---------------

                AUL American Individual Variable Life Unit Trust
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1.   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

It is the Variable Account's policy to recognize transfers in and transfers out at fair value as of the beginning of the year. The Variable Account did not have any transfers between levels of the fair value hierarchy during the reporting year.

For the year ended December 31, 2014, the Variable Account did not change its valuation methodology and did not use significant unobservable inputs (Level 3) in determining the value of investments.

RELATED PARTY TRANSACTIONS

OneAmerica Asset Management, LLC ("OAM"), an affiliate of AUL, serves as the investment advisor for OneAmerica Funds, Inc. (the "Fund"), a mutual fund offered within the Variable Account. The Fund is comprised of Value, Money Market, Asset Director, Investment Grade Bond, and Socially Responsive (not available for the Variable Account) portfolios. The Fund has an investment advisory agreement with OAM. Under the investment advisory agreement, OAM is compensated for its services by an annual fee based on the average daily net assets of each portfolio as follows:

         Value                           0.50%
         Money Market                    0.40%
         Investment Grade Bond           0.50%
         Asset Director                  0.50%

Such fees are included in the calculation of the NAV per share of the underlying mutual funds.

TAXES

Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

Management of the Variable Account has reviewed all open tax years (2011-2014) of major jurisdictions and concluded that there are no significant uncertainties that would impact the Variable Account's Statement of Net Assets or Statement of Operations. There is no significant tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. Management of the Variable Account is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

                AUL American Individual Variable Life Unit Trust
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1.   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates.

REPORTING PERIODS

Periods less than a calendar year represent the date of first offering of the subaccount to the end of the applicable year. Expense ratios for such periods are annualized. Total returns and income ratios are not annualized.

2.   ACCOUNT CHARGES

With respect to variable life insurance policies funded by the Variable Account, total account charges during the years ended December 31, 2014 and 2013 were $7,173,002 and $7,300,566, respectively. The account charges, including mortality and expense charges, are recorded as redemptions of units in the accompanying Statement of Changes in Net Assets. Account charge deductions by policy are described as follows:

MODIFIED SINGLE PREMIUM POLICY: AUL assesses (1) cost of insurance charges, (2) monthly administrative charges not to exceed 0.40% of the account value on an annual basis, (3) mortality and expense charges of 0.90% per year for the first 10 policy years and 0.80% per year thereafter, (4) federal tax charges equal to 0.15% of the account value each year for the first 10 years, (5) an annual contract charge of $30 each year in which an individual policy's account value does not exceed a specific amount, (6) in the event of surrender, a surrender charge of 10% decreasing to 0% of premiums surrendered, depending upon policy duration, and (7) monthly premium tax charges at an annual rate of 0.25% of the account value during the first 10 policy years. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

FLEXIBLE PREMIUM ADJUSTABLE POLICY: AUL assesses (1) cost of insurance charges,
(2) monthly administrative charges of $17.50 per month in the first year and $10 per month thereafter, (3) mortality and expense charges of 0.75% per year for the first 10 policy years and 0.25% thereafter, (4) state and local premium taxes of 2.5% of premium and sales charges of 2.5% of premium, and (5) in the event of a surrender, 100% of target premium for the first five contract years, reduced by 10% each year for contract years 6 through 15. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

                AUL American Individual Variable Life Unit Trust
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2.   ACCOUNT CHARGES (CONTINUED)

AMERICAN ACCUMULATOR POLICY: AUL assesses (1) cost of insurance charges, (2) monthly administrative charges of $25 per month in the first year and $10 per month thereafter, (3) mortality and expense charges of 0.75% per year for the first 10 policy years and 0.25% thereafter, (4) premium expense charge is 6% of each premium paid, and (5) in the event of a surrender in policy year one, a surrender charge percentage is assessed based on issue age. The surrender charge percentage is then graded down over the next nine policy years. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

3.   INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2014, by each subaccount, are shown below:

FUND NAME                                                          CLASS         PURCHASES        SALES
------------------------------------------------------------------------------------------------------------
Alger Large Cap Growth Portfolio                               I-2                   401,598         828,622
Alger Small Cap Growth Portfolio                               I-2                   138,961       1,963,565
AllianceBernstein VPS International Growth Portfolio           A                      28,339          51,261
AllianceBernstein VPS Small/Mid Cap Value Portfolio            A                      97,900       1,702,117
AllianceBernstein VPS International Value Portfolio            A                       1,760           1,613
American Century VP Capital Appreciation Fund                  I                     248,834          45,915
American Century VP Income & Growth Fund                       I                   5,885,068         906,043
American Century VP International Fund                         I                   2,972,408         500,635
American Century VP Ultra Fund                                 I                       3,393           1,305
American Century VP Mid Cap Value Fund                         II                     11,805           2,158
Calvert VP SRI Mid Cap Growth Portfolio                                                4,981          15,206
Columbia Variable Portfolio Small Cap Value Fund               1                      28,026           7,921
Columbia Variable Portfolio-US Government Mortgage Fund        1                       1,596           4,325
Dreyfus IP, Technology Growth Portfolio                        Service               174,584         159,314
Dreyfus IP, Small Cap Stock Index Portfolio                    Service                 2,890          13,756
Dreyfus VIF, Appreciation Portfolio                            Service                10,715          22,260
Fidelity VIP Asset Manager Portfolio                           Initial                98,627         215,149
Fidelity VIP Contrafund Portfolio                              Initial               641,320       1,372,310
Fidelity VIP Equity-Income Portfolio                           Initial               134,399         560,829
Fidelity VIP Freedom 2005 Portfolio                            Initial                    19             120
Fidelity VIP Freedom 2010 Portfolio                            Initial                    --             256
Fidelity VIP Freedom 2015 Portfolio                            Initial                 4,544          25,823
Fidelity VIP Freedom 2020 Portfolio                            Initial                23,641          19,664
Fidelity VIP Freedom 2025 Portfolio                            Initial                13,260           8,112
Fidelity VIP Freedom 2030 Portfolio                            Initial                10,692           8,239
Fidelity VIP Freedom Income Portfolio                          Initial                 3,528           4,197
Fidelity VIP Growth Portfolio                                  Initial               322,308         799,128
Fidelity VIP High Income Portfolio                             Initial               107,530         207,779
Fidelity VIP Index 500 Portfolio                               Initial               700,498       4,911,102
Fidelity VIP Money Market                                      Initial                82,910         236,744

                AUL American Individual Variable Life Unit Trust
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3.   INVESTMENT TRANSACTIONS (CONTINUED)

FUND NAME                                                          CLASS         PURCHASES        SALES
------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                Initial               130,393         299,136
Fidelity VIP Mid Cap Portfolio                                 Service 2              48,280       1,456,622
Templeton Global Bond VIP Fund                                 1                      63,122         126,558
Franklin Founding Funds Allocation VIP Fund                    1                      30,995          41,960
Templeton Foreign VIP Fund                                     2                     661,410         598,043
Franklin Small Cap Value VIP Fund                              1                     268,342         288,623
Invesco V.I. Mid Cap Growth Fund                               Series I               12,860          21,905
Invesco V.I. Core Equity Fund                                  Series II                  84              31
Invesco V.I. International Growth Fund                         Series II             146,045       3,980,177
Invesco V.I. Diversified Dividend Fund                         Series I               21,185          14,178
Invesco V.I. Global Health Care Fund                           Series I              101,026          97,234
Invesco V.I. Global Real Estate Fund                           Series I            1,601,139         363,536
Invesco V.I. High Yield Fund                                   Series I              866,656         457,727
Invesco V.I. Managed Volatility Fund                           Series I              114,769          88,722
Janus Aspen Flexible Bond Portfolio                            Institutional         542,392       2,384,165
Janus Aspen Forty Portfolio                                    Institutional           3,647           2,207
Janus Aspen Global Research Portfolio                          Institutional         200,720         537,745
Janus Aspen Overseas Portfolio                                 Service                80,892          25,881
Janus Aspen Perkins Mid Cap Value Portfolio                    Service                29,475          13,807
Neuberger Berman AMT Mid Cap Growth Portfolio                  Service                15,576          27,705
Neuberger Berman Mid Cap Intrinsic Value Portfolio             I                      18,281          46,504
Neuberger Berman AMT Small Cap Growth Portfolio                Service                33,578          44,323
Neuberger Berman Short Duration Bond Portfolio                 I                      23,102          12,603
OneAmerica Asset Director Portfolio                            O                     457,365       1,120,047
OneAmerica Investment Grade Bond Portfolio                     O                     352,865       1,216,964
OneAmerica Money Market Portfolio                              O                   4,480,642       3,391,780
OneAmerica Value Portfolio                                     O                     655,955       1,898,616
Pioneer Emerging Markets VCT Portfolio                         I                      79,499       1,081,651
Pioneer Fund VCT Portfolio                                     I                     143,489       3,377,247
Pioneer Select Mid Cap Growth VCT Portfolio                    I                     122,850         226,020
Pioneer Equity Income VCT Portfolio                            II                        591             591
Royce Capital Small-Cap Portfolio                              Investor               11,797          15,779
T. Rowe Price Blue Chip Growth Portfolio                                           3,719,773         643,650
T. Rowe Price Equity Income Portfolio                                                417,700         994,123
T. Rowe Price Limited Term Bond Portfolio                                            439,040       4,701,065
T. Rowe Price Mid Cap Growth Portfolio                                               191,149         458,070
Timothy Plan Conservative Growth Variable                                             14,260          36,202
Timothy Plan Strategic Growth Variable                                               188,275         263,087
Vanguard VIF Diversified Value Portfolio                                             135,049       3,430,826
Vanguard VIF Mid-Cap Index Portfolio                                                 839,711         356,319
Vanguard VIF Small Company Growth Portfolio                                        1,740,382         190,444
Vanguard VIF Total Bond Market Index Portfolio                                     7,819,859         929,311
                                                                               -------------   -------------
TOTAL                                                                          $  38,980,354   $  49,856,652
                                                                               -------------   -------------

                AUL American Individual Variable Life Unit Trust
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.   INDEMNIFICATIONS

In the normal course of business, AUL enters into contracts with its vendors and others that provide for general indemnifications. The Variable Account's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Variable Account. However, based on experience, the Variable Account expects the likelihood of loss to be remote.

[ONEAMERICA(R) LOGO]

ONEAMERICA FINANCIAL
PARTNERS, INC.
REPORT OF INDEPENDENT AUDITORS
ON CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2014, 2013 AND 2012

ONEAMERICA FINANCIAL PARTNERS, INC.
INDEX


INDEPENDENT AUDITOR'S REPORT                                1
CONSOLIDATED FINANCIAL STATEMENTS
Consolidated Balance Sheets                                 2
Consolidated Statements of Comprehensive Income             3
Consolidated Statements of Shareholder's Equity             4
Consolidated Statements of Cash Flows                       5
Notes to Consolidated Financial Statements               6-47

[PWC Logo]

                          INDEPENDENT AUDITOR'S REPORT

To the Board of Directors of American United Mutual Insurance Holding Company:

We have audited the accompanying consolidated financial statements of OneAmerica Financial Partners, Inc. and its subsidiaries (the "Company"), which comprise the consolidated balance sheets as of December 31, 2014 and 2013, and the related consolidated statements of comprehensive income, of shareholder's equity and of cash flows for each of the three years in the period ended December 31, 2014.

MANAGEMENT'S RESPONSIBILITY FOR THE CONSOLIDATED FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

AUDITOR'S RESPONSIBILITY

Our responsibility is to express an opinion on the consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

OPINION

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company at December 31, 2014 and 2013, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2014 in accordance with accounting principles generally accepted in the United States of America.


[PRICEWATERHOUSECOOPERS LLP LOGO]
March 20, 2015

PRICEWATERHOUSECOOPERSLLP, 101 W. WASHINGTON STREET, SUITE 1300, INDIANAPOLIS, IN 46204 T:(317) 222 2202, F: (317) 940 7660, WWW.PWC.COM/US

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED BALANCE SHEETS

                                                                             DECEMBER 31,
                                                                    --------------------------------
(IN MILLIONS)                                                            2014              2013
-----------------------------------------------------------------   --------------    --------------
ASSETS
INVESTMENTS
      Fixed maturities - available for sale, at fair value:
       (amortized cost:  2014 - $13,605.8; 2013 - $12,822.8)        $     14,617.3    $     13,269.4
      Equity securities at fair value:
       (cost:  2014 - $115.5; 2013 - $106.4)                                 118.4             104.9
      Mortgage loans                                                       1,892.2           1,762.3
      Real estate, net                                                        45.2              49.2
      Policy loans                                                           312.0             286.6
      Short-term and other invested assets                                    65.8              55.9
      Cash and cash equivalents                                              245.4             264.2
                                                                    --------------    --------------
       TOTAL INVESTMENTS                                                  17,296.3          15,792.5
Accrued investment income                                                    149.6             148.3
Reinsurance receivables                                                    2,475.1           2,429.0
Deferred acquisition costs                                                   383.2             537.0
Value of business acquired                                                    29.7              35.5
Property and equipment, net                                                   60.0              50.4
Insurance premiums in course of collection                                     7.9               8.5
Federal income taxes recoverable                                                --               8.5
Other assets                                                                 137.7             126.9
Assets held in separate accounts                                          12,864.9          12,148.3
                                                                    --------------    --------------
       TOTAL ASSETS                                                 $     33,404.4    $     31,284.9
                                                                    ==============    ==============
LIABILITIES AND SHAREHOLDER'S EQUITY
LIABILITIES
      Policy reserves                                               $     15,526.0    $     14,839.4
      Other policyholder funds                                             1,548.0           1,404.1
      Pending policyholder claims                                            170.7             180.0
      Surplus notes and notes payable                                        275.0             275.0
      Federal income taxes                                                   289.6             146.5
      Other liabilities and accrued expenses                                 367.9             286.5
      Deferred gain on indemnity reinsurance                                  35.9              41.8
      Liabilities related to separate accounts                            12,864.9          12,148.3
                                                                    --------------    --------------
       TOTAL LIABILITIES                                                  31,078.0          29,321.6
                                                                    ==============    ==============
SHAREHOLDER'S EQUITY
      Common stock, no par value - authorized
       1,000 shares; issued and outstanding 100 shares                          --                --
      Retained earnings                                                    1,879.1           1,764.1
      Accumulated other comprehensive income:
       Unrealized appreciation of securities, net of tax                     517.4             220.2
       Benefit plans, net of tax                                             (70.1)            (21.0)
                                                                    --------------    --------------
       TOTAL SHAREHOLDER'S EQUITY                                          2,326.4           1,963.3
                                                                    --------------    --------------
       TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                   $     33,404.4    $     31,284.9
                                                                    ==============    ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

                                                                                            YEAR ENDED DECEMBER 31
                                                                              --------------------------------------------------
(IN MILLIONS)                                                                      2014              2013              2012
--------------------------------------------------------------------------    --------------    --------------    --------------
REVENUES:
      Insurance premiums and other considerations                             $        462.9    $        409.3    $        378.0
      Policy and contract charges                                                      212.0             199.8             195.0
      Net investment income                                                            780.3             770.0             760.3
      Realized investment gains (losses)                                                 8.8              (0.3)             30.4
      Other income                                                                      49.6              41.4              37.7
                                                                              --------------    --------------    --------------
       TOTAL REVENUES                                                                1,513.6           1,420.2           1,401.4
                                                                              ==============    ==============    ==============
BENEFITS AND EXPENSES:
      Policy benefits                                                                  494.9             406.1             412.1
      Interest expense on annuities and financial products                             365.4             366.5             365.7
      General operating expenses                                                       274.7             264.0             254.2
      Commissions                                                                       87.8              84.7              77.9
      Amortization                                                                      76.1              82.7              80.5
      Dividends to policyholders                                                        30.6              31.9              30.5
      Interest expense on surplus notes and notes payable                               19.8              19.8              19.8
                                                                              --------------    --------------    --------------
       TOTAL BENEFITS AND EXPENSES                                                   1,349.3           1,255.7           1,240.7
                                                                              ==============    ==============    ==============
Income before income tax expense                                                       164.3             164.5             160.7
Income tax expense                                                                      49.3              48.5              50.6
                                                                              --------------    --------------    --------------
       NET INCOME                                                             $        115.0    $        116.0    $        110.1
                                                                              ==============    ==============    ==============
OTHER COMPREHENSIVE INCOME (LOSS):
      Unrealized appreciation (depreciation) of securities, net of tax                 297.2            (444.9)            102.3
      Benefit plans, net of tax                                                        (49.1)             48.4             (10.0)
                                                                              --------------    --------------    --------------
      Other comprehensive income (loss)                                                248.1            (396.5)             92.3
                                                                              --------------    --------------    --------------
       COMPREHENSIVE INCOME (LOSS)                                            $        363.1    $       (280.5)   $        202.4
                                                                              ==============    ==============    ==============

         THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE CONSOLIDATED
                              FINANCIAL STATEMENTS.

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                                            YEAR ENDED DECEMBER 31
                                                                              --------------------------------------------------
(IN MILLIONS)                                                                      2014              2013              2012
--------------------------------------------------------------------------    --------------    --------------    --------------
COMMON STOCK
Balance as of beginning of year                                                           --                --                --
Issued stock                                                                              --                --                --
Retirement of stock                                                                       --                --                --
       Balance as of the end of the year                                                  --                --                --
                                                                              --------------    --------------    --------------
RETAINED EARNINGS
Balance as of beginning of year                                               $      1,764.1    $      1,648.1    $      1,538.0
Net income                                                                             115.0             116.0             110.1
       Balance as of the end of the year                                      $      1,879.1    $      1,764.1    $      1,648.1
                                                                              --------------    --------------    --------------
ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance as of beginning of year                                               $        199.2    $        595.7    $        503.4
Other comprehensive income (loss), net of tax                                          248.1            (396.5)             92.3
       Balance as of the end of the year                                      $        447.3    $        199.2    $        595.7
                                                                              --------------    --------------    --------------
BALANCE AS OF THE END OF THE YEAR                                             $      2,326.4    $      1,963.3    $      2,243.8
                                                                              ==============    ==============    ==============

         THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE CONSOLIDATED
                              FINANCIAL STATEMENTS.

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                            YEAR ENDED DECEMBER 31
                                                                              --------------------------------------------------
(IN MILLIONS)                                                                      2014              2013              2012
--------------------------------------------------------------------------    --------------    --------------    --------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                                    $        115.0    $        116.0    $        110.1
Adjustments to reconcile net income to net cash:
         Amortization                                                                   76.1              82.7              80.5
         Depreciation                                                                   12.2               9.6              12.2
         Deferred taxes                                                                  7.1              11.9               2.8
         Realized investment gains, net                                                 (8.8)              0.3             (30.4)
         Policy acquisition costs capitalized                                         (116.3)           (107.7)           (101.5)
         Interest credited to deposit liabilities                                      332.2             337.7             333.7
         Fees charged to deposit liabilities                                           (85.2)            (83.6)            (88.4)
         Amortization and accrual of investment income                                 (23.6)            (15.4)             (6.4)
         Increase in insurance liabilities                                             246.8             120.9             145.0
         Increase in other assets                                                      (63.8)            (30.3)            (26.3)
         Increase (decrease) in other liabilities                                       14.4              (1.5)             20.8
                                                                              --------------    --------------    --------------
Net cash provided by operating activities                                              506.1             440.6             452.1
                                                                              ==============    ==============    ==============
CASH FLOWS FROM INVESTING ACTIVITIES:
       Purchases:
         Fixed maturities, available-for-sale                                       (2,424.9)         (2,415.5)         (2,267.9)
         Equity securities                                                             (26.3)            (24.0)            (25.3)
         Mortgage loans                                                               (325.3)           (300.1)           (256.4)
         Real estate                                                                    (4.8)             (4.5)            (10.2)
         Short-term and other invested assets                                          (39.4)            (21.0)            (15.5)
       Proceeds from sales, calls or maturities:
         Fixed maturities, available-for-sale                                        1,676.7           1,749.5           1,286.3
         Equity securities                                                              16.9               7.6               0.4
         Mortgage loans                                                                195.6             191.3             222.9
         Real estate                                                                     5.0                --               6.4
         Short-term and other invested assets                                           12.9              14.5               4.2
       Purchase of company owned life insurance                                           --              (5.0)            (50.0)
       Acquisition, net of cash acquired                                                (7.1)               --                --
                                                                              --------------    --------------    --------------
Net cash used by investing activities                                                 (920.7)           (807.2)         (1,105.1)
                                                                              ==============    ==============    ==============
CASH FLOWS FROM FINANCING ACTIVITIES:
         Deposits to insurance liabilities                                           3,784.6           3,561.5           3,296.1
         Withdrawals from insurance liabilities                                     (3,363.4)         (3,140.2)         (2,702.9)
         Other                                                                         (25.4)            (15.7)             (8.5)
                                                                              --------------    --------------    --------------
Net cash provided by financing activities                                              395.8             405.6             584.7
                                                                              ==============    ==============    ==============
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                                   (18.8)             39.0             (68.3)
                                                                              ==============    ==============    ==============
CASH AND CASH EQUIVALENTS BEGINNING OF YEAR                                            264.2             225.2             293.5
                                                                              ==============    ==============    ==============
CASH AND CASH EQUIVALENTS END OF YEAR                                         $        245.4    $        264.2    $        225.2
                                                                              ==============    ==============    ==============

         THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE CONSOLIDATED
                              FINANCIAL STATEMENTS.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  NATURE OF OPERATIONS

    OneAmerica Financial Partners, Inc. (OneAmerica or the Company) is a wholly owned subsidiary of American United Mutual Insurance Holding Company (AUMIHC), a mutual insurance holding company based in Indiana. The consolidated financial statements of OneAmerica include the accounts of OneAmerica and its subsidiaries; American United Life Insurance Company
    (AUL), OneAmerica Securities Inc., The State Life Insurance Company (State
    Life), AUL Reinsurance Management Services, LLC, Pioneer Mutual Life Insurance Company (PML), OneAmerica Retirement Services, LLC (OARS), and McCready and Keene, Inc (MCAK). AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, control at least a majority of the voting shares of the capital stock of AUL, State Life and PML through OneAmerica. Policyholder membership rights exist at AUMIHC, while the policyholder contract rights remain with AUL, State Life or PML.

    The Company's focus is to provide a range of insurance and financial products and services to customers throughout the United States. Business is conducted through three primary operating divisions:

    - The Retirement Services division offers 401(k) and other corporate retirement plans, tax deferred annuity plans and individual retirement account rollover products to the employer-sponsored market and to retired individuals. These products are distributed through sales and service representatives located in regional offices, selling through independent agents and brokers, third-party administrators, employee benefit plan marketing organizations and the Company's career agents.

    - The Individual division offers a broad range of life, annuity and long-term care products to individuals, families, small business owners and the retirement and pre-retirement markets. Products are distributed through a career agency force, brokers, personal producing general agents and banks.

    - The Employee Benefits division offers traditional and voluntary group life and disability products primarily to employer groups. These products are distributed through regional sales representatives, selling through brokers, agents and marketing alliances, third party administrators and managing general underwriters.

2.  SIGNIFICANT ACCOUNTING POLICIES

    BASIS OF PRESENTATION

    The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). Intercompany transactions have been eliminated. AUL, State Life, and PML file separate financial statements with insurance regulatory authorities, which are prepared on the basis of statutory accounting practices that are significantly different from financial statements prepared in accordance with GAAP. These financial statements are described in detail in Note 14-STATUTORY INFORMATION.

    The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    INVESTMENTS

    Fixed maturity securities, which may be sold to meet liquidity and other needs of the Company, and equity securities are categorized as available-for-sale and are stated at fair value. Unrealized gains and losses resulting from carrying available-for-sale securities at fair value are reported in accumulated other comprehensive income, net of deferred taxes and valuation adjustments for deferred acquisition costs and value of new business acquired.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

    Costs incurred or fees received upon origination of investments are deferred. Such costs, fees, discounts and premiums are amortized as yield adjustments over the contractual lives of the investments. The Company considers anticipated prepayments on mortgage-backed securities in determining estimated future yields on such securities.

    Mortgage loans on real estate are carried at their unpaid principal balance, less an impairment allowance for estimated uncollectible amounts. The gains and losses from the sale of loans, which are recognized when the Company relinquishes control over the loans, as well as changes in the allowance for loan losses, are reported in "Realized investment gains/(losses)". The allowance for loan losses is based upon an estimate utilizing various methodologies, including discounted cash flows of the amount of the loan that will not be collected according to the terms of the loan agreement. For further detail refer to Note 4-INVESTMENTS.

    Real estate is reported at cost, less accumulated depreciation. Depreciation is calculated (straight line) over the estimated useful lives of the related assets. Investment in real estate is net of accumulated depreciation of $71.6 million and $68.4 million at December 31, 2014 and 2013, respectively. Depreciation expense for investment in real estate amounted to $3.3 million, $3.3 million and $3.6 million for 2014, 2013, and 2012, respectively.

    Policy loans are carried at their unpaid balance not to exceed the cash surrender value of the related policies. Short-term investments include investments with maturities of one year or less at the date of acquisition and are carried at market value. Short-term financial instruments with durations less than three months are considered to be cash equivalents. Cash and cash equivalents is carried at fair value. Corporate owned life insurance (COLI) is included in other assets and is carried at cash surrender value.

    Other invested assets are reported at cost or at cost plus the Company's equity in undistributed net equity since acquisition. The Company consistently uses the most recently available financial information provided by the investee, which is generally one to three months prior to the end of our reporting period.

    Realized gains and losses on sale or call of investments are based upon specific identification of the investments sold and do not include amounts allocable to separate accounts. GAAP requires that a decline in the fair value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. In accordance with the Company's investment impairment policy, factors considered in determining whether declines in the fair value of securities are other-than-temporary include 1) the significance of the decline, 2) the intent to sell the investment and likelihood the Company will be required to sell the security before recovery of its amortized cost, 3) the time period during which there has been a significant decline in value, and 4) a fundamental analysis of the liquidity, business prospects, and overall financial condition of the issuer. For fixed maturity securities that are in an unrealized loss position, an other-than-temporary impairment must be recognized in earnings when the Company either has the intent to sell the security, or it is more likely than not the Company will be required to sell before its anticipated recovery. The impairment represents the full difference between the security's amortized cost basis and its fair value at the impairment measurement date. In addition, if the Company determines it does not expect to recover the amortized cost basis of fixed maturity securities (even if it does not intend to sell or will not be required to sell these securities), the credit portion of the impairment loss is recognized in net income and the non-credit portion, if any, is recognized in a separate component of shareholder's equity. The credit portion is the difference between the amortized cost basis of the fixed maturity security and the net present value of its projected future cash flows. Projected future cash flows are based on qualitative and quantitative factors, including the probability of default, and the estimated timing and amount of recovery. The cost basis of equity securities is written down to fair value through earnings, when management does not expect to recover cost, or if the Company cannot demonstrate its intent and ability to hold the investment to full recovery.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

    DEFERRED POLICY ACQUISITION COSTS

    The costs of acquiring new business have been deferred to the extent that such costs are directly related to the successful acquisition or renewal of insurance contracts and are deemed recoverable. Such costs include commissions, certain costs of policy underwriting and issue, and certain variable distribution expenses. These costs are amortized with interest over the lifetime of the contract, which is approximated as follows:

    - For participating whole life insurance products, over 30 years in relation to the present value of estimated gross margins from expenses, investments and mortality, discounted using the expected investment yield.

    - For universal life policies and investment contracts, over 30 years and 20 years, respectively, in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins, discounted using the interest rate credited to the policy.

    - For recently issued term life insurance products, over the level premium period, which ranges from 10 to 20 years, in relation to the anticipated annual premium revenue, using the same assumptions used in calculating policy benefits. For older term life insurance products, over 30 years, in relation to the anticipated annual premium revenue, using the same assumptions used in calculating policy benefits.

    - For miscellaneous group life and health policies, over the premium rate guarantee period.

    For universal life contracts, investment contracts and participating whole life policies, the accumulated amortization is adjusted (increased or decreased) whenever there is a material change in the estimated gross profits or gross margins expected over the life of a block of business to maintain a constant relationship between cumulative amortization and the present value of gross profits or gross margins. For most other contracts, the unamortized asset balance is reduced by a charge to income only when the present value of future cash flows, net of the policy liabilities, is not sufficient to cover such asset balance.

    A significant assumption in the amortization of deferred acquisition costs for the variable annuity and variable universal life insurance products relates to projected separate account performance. Management sets estimated gross profit assumptions using a long-term view of expected average market returns by applying a reversion to the mean approach. Under this approach, the Company considers actual returns over a period of time and adjusts future projected returns for the next four years so that the assets grow at the expected rate of return for that entire period. If the projected future rate of return is greater than our maximum future rate of return (15 percent), the maximum future rate of return is used; if the projected future rate of return is less than our minimum future rate of return (0 percent), the minimum future rate of return is used. The future projected return beginning in 2016 is 8.50 percent. These rates are stated prior to any charges that the Company assesses or recognizes on the accumulated balances, but net of fund management fees of the separate accounts.

    Deferred acquisition costs, for applicable products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated other comprehensive income" and this adjustment is reflected as "valuation adjustment" in Note 5-OTHER COMPREHENSIVE INCOME, Note 6-DEFERRED POLICY ACQUISITION COSTS, and Note 7-VALUATION OF BUSINESS ACQUIRED. The valuation adjustment for certain products includes the estimated impact of loss recognition that would result if the unrealized gains or losses were to be realized. The valuation adjustment for certain products is limited based on the original capitalized amount.

    Recoverability of the unamortized balance of deferred policy acquisition costs is evaluated at least annually.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

    PROPERTY AND EQUIPMENT

    Property and equipment includes real estate owned and occupied by the Company. Property and equipment is carried at cost, net of accumulated depreciation of $141.7 million and $135.7 million as of December 31, 2014 and 2013, respectively. Buildings are depreciated over 45 years and equipment is generally depreciated over three to ten years. Depreciation expense for 2014, 2013 and 2012 was $8.9 million, $6.3 million and $8.6 million, respectively.

    ASSETS HELD IN SEPARATE ACCOUNTS

    Separate accounts are funds on which investment income and gains or losses accrue directly to certain policies, primarily variable annuity contracts and variable universal life policies. The assets of these accounts are legally segregated and are valued at fair value. The related liabilities are recorded at amounts equal to the underlying assets; the fair value of these liabilities is equal to their carrying amount.

    PREMIUM REVENUE AND BENEFITS TO POLICYHOLDERS

    The premiums and benefits for whole life and term insurance products and certain annuities with life contingencies (immediate annuities, both group and individual) are fixed and guaranteed. Such premiums are recognized as premium revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs. Universal life policies and investment contracts are policies with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed the policyholder, premiums paid by the policyholder or interest credited to policyholder balances. The amounts collected from policyholders for these policies are considered deposits, and only the deductions during the period for cost of insurance, policy administration and surrenders are included in revenue. Policy benefits and claims that are charged to expense include net interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

    INVESTMENT INCOME

    Investment income is recognized as earned, net of related investment expenses.

    RESERVES FOR FUTURE POLICY AND CONTRACT BENEFITS

    Liabilities for future policy benefits for participating whole life policies are calculated using the net level premium method and assumptions as to interest and mortality. The interest rate is the dividend fund interest rate and the mortality rates are those guaranteed in the calculation of cash surrender values described in the contract. Liabilities for future policy benefits for traditional and nonparticipating insurance and life reinsurance policies are calculated using the net level premium method and assumptions as to investment yields, mortality, withdrawals and expenses. The assumptions are based on projections of past experience and include provisions for possible unfavorable deviation. These assumptions are made at the time the contract is issued and do not change unless a premium deficiency exists. Liabilities for future policy benefits on universal life and investment contracts consist principally of policy account values, plus certain deferred policy fees, which are amortized using the same assumptions and factors used to amortize the deferred policy acquisition costs. If the future benefits on investment contracts are guaranteed (immediate annuities with benefits paid for a period certain), the liability for future benefits is the present value of such guaranteed benefits. The liabilities for group products are generally calculated as an unearned premium reserve. Claim liabilities include provisions for reported claims and estimates based on historical experience for claims incurred but not reported.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

    TRUST ASSETS

    The Company administers defined contribution plans in connection with its MCAK and OARS operations through a trust solution as a service to its customers. Trust assets under administration totaled $12,184.7 million and $5,089.1 million at December 31, 2014 and 2013, respectively.

    These trust assets are held at a third party financial institution and are not considered assets of the Company and, therefore, are not included in the accompanying consolidated balance sheets. However, the Company could be held contingently liable for the disposition of these assets.

    REINSURANCE

    The Company reinsures certain risk in the normal course of business to various reinsurers. These reinsurance arrangements are utilized to manage the level of risk retained or in connection with certain transactions. Reinsurance receivables are reported on a gross basis in the consolidated balance sheets while reinsurance premiums and benefits are reported on a net basis in the consolidated statements of comprehensive income. The reinsurance receivables in the consolidated balance sheets included paid and unpaid recoverables of $78.9 million and $2,396.2 million, respectively as of December 31, 2014. The paid and unpaid recoverables were $74.0 million and $2,355.0 million, respectively as of December 31, 2013. Refer to Note 11
    - REINSURANCE for further details.

    POLICYHOLDERS' DIVIDENDS

    Policyholders' dividends on participating policies are based upon actuarial determinations that take into consideration mortality experience, interest, and expenses attributable to the related policies. The dividend scale is approved annually by the Board of Directors.

    CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

    The Company's liability for policy reserves includes the following guarantees on variable annuity contracts; Guarantee Minimum Death Benefits
    (GMDB), Guaranteed Minimum Income Benefits (GMIB), Guarantee Minimum Accumulation Benefits (GMAB), and Guaranteed Minimum Withdrawal Benefits
    (GMWB). The GMAB, GMWB, and a small block of GMIB benefits contain embedded derivatives (refer to Note 15-FAIR VALUE) which as of February 2009, the Company discontinued writing these benefits. The embedded derivatives are bifurcated from the account value reserves and recorded at fair value, with changes in the fair value included in policy benefits.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

    The Company's exposure to and reserves for these benefits is summarized below. Some variable annuity contracts may contain both a death benefit guarantee and either a GMIB, GMAB, or GMWB. The total account value for our variable annuities that offer some type of guarantee was $1,305.2 million and $1,337.8 million at December 31, 2014 and 2013, respectively.

                                                                AS OF DECEMBER 31,
                                                         -------------------------------
    (IN MILLIONS)                                             2014              2013
    -------------------------------------------------    --------------   --------------
    Guaranteed Minimum Death Benefit
          Total account value                            $      1,305.2   $      1,337.8
          Net amount at risk *                                     13.6             15.5
          GAAP reserve                                              1.4              1.0

    Guaranteed Minimum Income Benefit
          Total account value                            $        180.5   $        212.7
          GAAP reserve                                             17.6             12.0

    Guaranteed Minimum Accumulated Benefit
          Total account value                            $          8.8   $         10.2
          GAAP reserve                                               --               --

    Guaranteed Minimum Withdrawal Benefit
          Total account value                            $        132.3   $        145.1
          GAAP reserve                                              5.7              1.1

----------
    * REPRESENTS THE AMOUNT OF DEATH BENEFIT IN EXCESS OF THE ACCOUNT VALUE.

    In accordance with the authoritative guidance on Certain Nontraditional Long Duration Contracts under GAAP, the Company defers certain sales inducements and amortizes them over the anticipated life of the policy. Sales inducements deferred totaled $3.0 million, $3.9 million and $2.3 million for 2014, 2013 and 2012, respectively. Amounts amortized totaled $1.5 million, $6.8 million and $4.5 million for 2014, 2013 and 2012, respectively. The unamortized balance of deferred sales inducements is included in "other assets" and totaled $28.7 million and $27.3 million at December 31, 2014 and 2013, respectively.

    INCOME TAXES

    The provision for income taxes includes amounts currently payable and deferred income taxes resulting from the temporary differences in the assets and liabilities determined on a tax and GAAP basis. The application of GAAP requires the Company to evaluate the recovery of deferred tax assets and establish a valuation allowance, if necessary, to reduce the deferred tax asset to an amount that is more likely than not to be realized.

    Uncertain tax positions are recognized, measured, presented and disclosed in the financial statements according to authoritative guidance. The Company evaluates uncertain tax positions taken or expected to be taken in the course of preparing the Company's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable taxing authority. Uncertain tax positions that meet the "more likely than not" recognition threshold are then evaluated as to the amount of the related tax benefits that can be recognized. The Company would recognize interest and penalties, if any, related to unrecognized tax benefits. Unrecognized tax benefits resulting from uncertain tax positions were $4.0 million and $2.3 million as of December 31, 2014 and 2013, respectively. For further detail refer to Note 10-FEDERAL INCOME TAXES.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

    COMPREHENSIVE INCOME

    Comprehensive income is the change in equity of the Company that results from recognized transactions and other economic events of the period other than transactions with the policyholders. Comprehensive income includes net income, net unrealized gains (losses) on available-for-sale securities and changes in benefits plans, including changes in the pension liability.

    DERIVATIVES

    Authoritative guidance for derivative instruments and hedging activities requires all asset and liability derivatives to be carried at fair value, including certain embedded derivatives. The Company's GMAB, GMWB, a small block of GMIB, and fixed indexed annuity benefits contain embedded derivatives. Refer to "Certain Nontraditional Long-Duration Contracts" above and Note 15-FAIR VALUE for additional information.

    The Company uses derivatives, including swaptions and option contracts, to manage risks associated with interest rates and changes in the estimated fair values of the Company's liabilities driven by the equity market. As these derivatives are economic hedges, the change in estimated fair value of the derivative is recorded in realized investment gains (losses). The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement. The cash collateral is included in cash and cash equivalents and the obligation to return it is included in other liabilities and accrued expenses. Refer to Note 4-INVESTMENTS for additional information.

    GOODWILL AND OTHER INTANGIBLE ASSETS

    The Company accounts for all business combinations under the purchase method in accordance with authoritative guidance. Intangible assets acquired, either individually or with a group of other assets, are recognized and measured based on fair value. An intangible asset with a finite life is amortized over its useful life; an intangible asset with an indefinite useful life, including goodwill, is not amortized. Qualitative factors of the intangible assets are reviewed to determine if it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. All indefinite lived intangible assets are tested for impairment at least annually. The Company performed goodwill testing in 2014 and 2013 and determined the carrying value of goodwill was not impaired.

    Total goodwill, which is included in "other assets" on the consolidated balance sheet, was $8.0 million and $6.1 million at December 31, 2014 and 2013, respectively.

    The Company reports a financial asset representing the value of business acquired (VOBA), which is an intangible asset with a finite life. VOBA represents the present value of future profits embedded in acquired insurance, annuity, and other contracts. VOBA is being amortized over the expected life of the acquired contracts based on estimated gross profits from the underlying contracts and anticipated future experience, which is updated periodically. The effects of changes in estimated gross profits, which are evaluated regularly, are reflected in amortization expense in the period such estimates of expected future profits are revised. Recoverability of the unamortized balance of VOBA is evaluated regularly. For further detail refer to Note 3-ACQUISITIONS, DISPOSITIONS AND OTHER SIGNIFICANT TRANSACTIONS and Note 7-VALUATION OF BUSINESS ACQUIRED.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

    RECENT ACCOUNTING PRONOUNCEMENTS

    In November 2014, the Financial Accounting Standards Board (FASB) issued guidance providing an acquired entity with an option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. This guidance was effective beginning on November 18, 2014. The Company's adoption of this guidance did not have a material impact on the consolidated financial statements.

    In November 2014, the FASB issued guidance regarding accounting for hybrid financial instruments in the form of a share and clarifying the considerations to be used in evaluating whether or not embedded features are clearly and closely related. This guidance will be effective for annual periods ending after December 15, 2015. The Company's adoption of this guidance is not expected to have a material impact on the consolidated financial statements.

    In August 2014, the FASB issued guidance regarding management's responsibility to evaluate whether there are conditions or events that raise substantial doubt about an entity's ability to continue as a going concern and provide related footnote disclosures. This guidance will be effective for annual periods ending after December 15, 2016. The Company's adoption of this guidance is not expected to have a material impact on the consolidated financial statements.

    In May 2014, the FASB issued updated guidance regarding revenue recognition which replaces all general and most industry specific revenue guidance currently prescribed by GAAP. Under the new guidance, an entity recognizes revenue to reflect the transfer of a promised good or service to customers in an amount which reflects the consideration to which the entity expects to be entitled to in exchange for that good or service. This guidance is effective for annual reporting periods beginning after December 15, 2016. The Company is currently assessing the impact of the guidance on the Company's consolidated financial statements.

    In February 2013, the FASB issued updated guidance regarding the presentation of comprehensive income. Under the guidance, an entity is required to separately present information about significant items reclassified out of accumulated other comprehensive income by component as well as changes in accumulated other comprehensive income balances by component in either the financial statements or the notes to the financial statements. The guidance does not change the items that are reported in other comprehensive income, does not change when an item within other comprehensive income must be reclassified to net income, and does not amend any existing requirements for reporting net income or other comprehensive income. The guidance is effective for the annual reporting period beginning after December 15, 2013. The Company adopted this guidance in the 2014 consolidated financial statements.

    In December 2011 and January 2013, the FASB issued updated guidance regarding the disclosure of recognized derivative instruments (including bifurcated embedded derivatives), repurchase agreements and securities borrowing/lending transactions that are offset in the statement of financial position or are subject to an enforceable master netting arrangement or similar agreement (irrespective of whether they are offset in the statement of financial position). This new guidance requires an entity to disclose information on both a gross and net basis about instruments and transactions within the scope of this guidance. This new guidance is effective for annual reporting periods after January 1, 2013 and should be applied retrospectively for all comparable periods presented. The Company adopted this guidance in the 2013 consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

3.  ACQUISITIONS, DISPOSITIONS AND OTHER SIGNIFICANT TRANSACTIONS

    On September 1, 2014, OneAmerica acquired 100 percent of the retirement services record keeping business of City National Bank, specializing in the design, installation, and administration of retirement plans. OneAmerica formed a new legal entity called OneAmerica Retirement Services, LLC (OARS) for this new business. The purchase agreement for the acquisition is subject to potential purchase price adjustments nine months and twenty-four months from the acquisition date based upon client retention and future performance (contingent consideration). The acquisition date fair value of the purchase price was $10.1 million which represents $6.9 million paid and the contingent consideration liability incurred of $3.2 million. The transaction resulted in preliminary VOBA of $6.5 million and preliminary goodwill of $1.9 million. Any subsequent adjustments made to the assets acquired or liabilities assumed during the measurement period will be recorded as an adjustment to goodwill.

    On July 1, 2002, Employers Reassurance Corporation (ERAC) began reinsuring the majority of the Company's reinsurance operations; including its life, long term care and international reinsurance business. The transaction structure involved two indemnity reinsurance agreements and the sale of certain assets. The liabilities and obligations associated with the reinsured contracts remain on the balance sheet of the Company with a corresponding reinsurance receivable from ERAC. In connection with the transaction, a trust account has been established which provides for securities to be held in support of the reinsurance receivables. The market value of investments held in this trust was $1,970.8 million at December 31, 2014.

    As a result of the ERAC transaction, a deferred gain was recorded on the Company's balance sheet in accordance with authoritative guidance for reporting for reinsurance of short-duration and long-duration contracts. The gain is being amortized into earnings at the rate that earnings on the reinsured business are expected to emerge. The Company recognized $5.9 million, $4.1 million and $4.0 million of the deferred gain amortization in 2014, 2013 and 2012, respectively. The deferred gain balance was $35.9 million and $41.8 million at December 31, 2014 and 2013, respectively.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.  INVESTMENTS

    AVAILABLE-FOR-SALE DEBT AND EQUITY SECURITIES

    The amortized cost and fair value of investments in fixed maturity and marketable equity securities by type of investment were as follows:

                                                                       DECEMBER 31, 2014
                                               -----------------------------------------------------------------
                                                                      GROSS UNREALIZED
    DESCRIPTION OF SECURITIES                     AMORTIZED     -------------------------------       FAIR
    (IN MILLIONS)                                   COST            GAINS            LOSSES           VALUE
    ----------------------------------------   --------------   --------------   --------------   --------------
    AVAILABLE-FOR-SALE:
       US government & agencies                $         67.8   $          3.8   $          1.0   $         70.6
       State & local government                         406.9             60.9               --            467.8
       Foreign government                                22.7              3.8              0.4             26.1
       Corporate - public                             7,813.4            658.6             41.6          8,430.4
       Corporate - private                            2,397.4            174.9             22.4          2,549.9
       Residential mortgage-backed                    1,579.6            121.5              3.0          1,698.1
       Commercial mortgage-backed                       988.7             38.8              7.2          1,020.3
       Other asset and loan backed                      329.3             25.0              0.2            354.1
                                               --------------   --------------   --------------   --------------
          Total fixed maturities                     13,605.8          1,087.3             75.8         14,617.3
    Equity securities                                   115.5              4.7              1.8            118.4
                                               --------------   --------------   --------------   --------------
          Total                                $     13,721.3   $      1,092.0   $         77.6   $     14,735.7
                                               ==============   ==============   ==============   ==============

                                                                       DECEMBER 31, 2013
                                               -----------------------------------------------------------------
                                                                      GROSS UNREALIZED
    DESCRIPTION OF SECURITIES                     AMORTIZED     -------------------------------       FAIR
    (IN MILLIONS)                                   COST            GAINS            LOSSES           VALUE
    ----------------------------------------   --------------   --------------   --------------   --------------
    AVAILABLE-FOR-SALE:
       US government & agencies                $        270.8   $          0.5   $         46.0   $        225.3
       State & local government                         413.0             23.7              3.6            433.1
       Foreign government                                22.9              2.5              0.9             24.5
       Corporate - public                             7,279.7            491.4            137.9          7,633.2
       Corporate - private                            2,199.3            144.5             60.7          2,283.1
       Residential mortgage-backed                    1,435.6             76.4             46.5          1,465.5
       Commercial mortgage-backed                       851.4             18.1             36.5            833.0
       Other asset and loan backed                      350.1             23.2              1.6            371.7
                                               --------------   --------------   --------------   --------------
          Total fixed maturities                     12,822.8            780.3            333.7         13,269.4
    Equity securities                                   106.4              2.5              4.0            104.9
                                               --------------   --------------   --------------   --------------
          Total                                $     12,929.2   $        782.8   $        337.7   $     13,374.3
                                               ==============   ==============   ==============   ==============

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.  INVESTMENTS, CONTINUED

    The following tables show the gross unrealized losses and the fair value of the Company's investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

    Gross unrealized loss positions for fixed maturities as of December 31, 2014:

                                          LESS THAN 12 MONTHS              12 MONTHS OR MORE                   TOTAL
                                     -----------------------------   -----------------------------   -----------------------------
    DESCRIPTION OF SECURITIES            FAIR         UNREALIZED         FAIR         UNREALIZED         FAIR         UNREALIZED
    (IN MILLIONS)                        VALUE          LOSSES           VALUE          LOSSES           VALUE          LOSSES
    ------------------------------   -------------   -------------   -------------   -------------   -------------   -------------
    US government & agencies         $          --   $          --   $        24.5   $         1.0   $        24.5   $         1.0
    Foreign government                          --              --             4.9             0.4             4.9             0.4
    Corporate - public                       712.3            17.4           583.1            24.2         1,295.4            41.6
    Corporate - private                      279.3             9.1           250.2            13.3           529.5            22.4
    Residential mortgage-backed              139.4             1.5            84.5             1.5           223.9             3.0
    Commercial mortgage-backed                43.7             0.4           214.3             6.8           258.0             7.2
    Other asset and loan backed                 --              --            10.8             0.2            10.8             0.2
                                     -------------   -------------   -------------   -------------   -------------   -------------
                                     $     1,174.7   $        28.4   $     1,172.3   $        47.4   $     2,347.0   $        75.8
                                     =============   =============   =============   =============   =============   =============

Gross unrealized loss positions for fixed maturities as of December 31, 2013:

                                          LESS THAN 12 MONTHS              12 MONTHS OR MORE                   TOTAL
                                     -----------------------------   -----------------------------   -----------------------------
    DESCRIPTION OF SECURITIES            FAIR         UNREALIZED         FAIR         UNREALIZED         FAIR         UNREALIZED
    (IN MILLIONS)                        VALUE          LOSSES           VALUE          LOSSES           VALUE          LOSSES
    ------------------------------   -------------   -------------   -------------   -------------   -------------   -------------
    US government & agencies         $       189.1   $        44.9   $         9.4   $         1.1   $       198.5   $        46.0
    State & local government                  71.6             3.6              --              --            71.6             3.6
    Foreign government                         2.9             0.1             4.4             0.8             7.3             0.9
    Corporate - public                     1,853.7           106.1           214.1            31.8         2,067.8           137.9
    Corporate - private                      681.8            54.0            39.3             6.7           721.1            60.7
    Residential mortgage-backed              409.5            30.0            74.9            16.5           484.4            46.5
    Commercial mortgage-backed               445.6            36.5              --              --           445.6            36.5
    Other asset and loan backed               35.1             1.6              --              --            35.1             1.6
                                     -------------   -------------   -------------   -------------   -------------   -------------
                                     $     3,689.3   $       276.8   $       342.1   $        56.9   $     4,031.4   $       333.7
                                     =============   =============   =============   =============   =============   =============

    OBLIGATIONS OF U.S. GOVERNMENT, STATES, POLITICAL
    SUBDIVISIONS AND FOREIGN GOVERNMENTS. The unrealized losses on the Company's investments in obligations of U.S. government, states, political subdivisions and foreign governments were primarily caused by interest rate changes. The contractual terms of these investments do not permit the issuer to settle the securities at a price less than the amortized cost of the investment. The Company does not have the intent to sell these investments and it is not more likely than not that the Company will be required to sell before recovery of amortized cost, which may be maturity. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary-impairment on these investments was not warranted at December 31, 2014 or 2013.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.  INVESTMENTS, CONTINUED

    CORPORATE SECURITIES. In 2014, the $64.0 million of gross unrealized losses is comprised of $56.4 million related to investment grade securities and $7.6 million related to below investment grade securities. Approximately $1.2 million of the total gross unrealized losses represented declines of greater than 20%, none of which had been in that position for greater than 12 months. There were no individual issuers with gross unrealized losses greater than $2.6 million.

    In 2013, the $198.6 million of gross unrealized losses is comprised of $191.6 million related to investment grade securities and $7.0 million related to below investment grade securities. Approximately $5.4 million of the total gross unrealized losses represented declines of greater than 20 percent, none of which had been in that position for greater than 12 months. These unrealized losses were primarily caused by interest rate changes. There were no individual issuers with gross unrealized losses greater than $4.6 million.

    The Company does not have the intent to sell these investments and it is not more likely than not that the Company will be required to sell before recovery of amortized cost. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary-impairment on these investments was not warranted at December 31, 2014 or 2013.

    MORTGAGE-BACKED SECURITIES. The unrealized losses on the Company's investment in residential and commercial mortgage-backed securities were caused by interest rate changes. Approximately 87 percent of the residential mortgage-backed securities are issued by Government Sponsored Enterprises. Accordingly, the Company expects to receive all contractual cash flows and expects that the securities would not be settled at a price less than the amortized cost of the Company's investment because the decline in market value is attributable to changes in interest rates and not credit quality. The Company does not have the intent to sell these investments and it is not more likely than not that the Company will be required to sell before recovery of amortized cost. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary-impairment on these investments was not warranted at December 31, 2014 or 2013.

    MARKETABLE EQUITY SECURITIES. Gross unrealized losses on equity securities were $1.8 million and $4.0 million as of December 31, 2014 and 2013, respectively. The Company has the ability and intent to hold these investments until a recovery of cost. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary-impairment on these investments was not warranted at December 31, 2014 or 2013.

    Gross Unrealized Loss Positions for Marketable Equity Securities:

                                          LESS THAN 12 MONTHS             12 MONTHS OR MORE                    TOTAL
                                     -----------------------------   -----------------------------   -----------------------------
    DESCRIPTION OF SECURITIES            FAIR         UNREALIZED         FAIR         UNREALIZED         FAIR         UNREALIZED
    (IN MILLIONS)                        VALUE          LOSSES           VALUE          LOSSES           VALUE          LOSSES
    ------------------------------   -------------   -------------   -------------   -------------   -------------   -------------
    DECEMBER 31, 2014                $         4.7   $         0.5   $        22.3   $         1.3   $        27.0   $         1.8
    December 31, 2013                $        28.5   $         4.0   $          --   $          --   $        28.5   $         4.0

    CONTRACTUAL MATURITIES. The amortized cost and fair value of fixed maturity securities by contractual average maturity are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Because most mortgage-backed securities provide for periodic payments throughout their lives, they are listed below in a separate category.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.  INVESTMENTS, CONTINUED

                                                                                                           2014
                                                                                              -------------------------------
    (IN MILLIONS)                                                                                  COST          FAIR VALUE
    ---------------------------------------------------------------------------------------   --------------   --------------
    Due in one year or less                                                                   $        505.7   $        515.7
    Due after one year through five years                                                            2,514.6          2,749.9
    Due after five years through 10 years                                                            3,882.1          4,039.6
    Due after 10 years                                                                               3,805.8          4,239.6
                                                                                              --------------   --------------
                                                                                                    10,708.2         11,544.8
    Mortgage-backed securities                                                                       2,897.6          3,072.5
                                                                                              --------------   --------------
                                                                                              $     13,605.8   $     14,617.3
                                                                                              ==============   ==============

    Investment detail regarding fixed maturities for the years ended December 31, was as follows:

    (IN MILLIONS)                                                                 2014             2013             2012
    ----------------------------------------------------------------------   --------------   --------------   --------------
    Proceeds from the sale of investments in fixed maturities                $        709.4   $        594.8   $        607.3

    Gross realized gains on the sale of fixed maturities                               17.2             24.7             35.7
    Gross realized losses on the sale of fixed maturities                              (6.1)           (12.4)            (3.5)

    Change in unrealized appreciation                                                 564.9         (1,028.0)           260.6

    The Company does not accrue income on non-income producing investments. There were no non-income producing fixed maturity investments at December 31, 2014 and 2013.

    The Company had outstanding private placement commitments of approximately $45.1 million and $53.5 million at December 31, 2014 and 2013, respectively.

    NET INVESTMENT INCOME

    Net investment income for the years ended December 31, consisted of the following:

    (IN MILLIONS)                                                                 2014             2013             2012
    ----------------------------------------------------------------------   --------------   --------------   --------------
    Fixed maturity securities                                                $        669.5   $        660.3   $        645.9
    Equity securities                                                                   5.1              3.8              2.4
    Mortgage loans                                                                    101.6             96.1            104.4
    Real estate                                                                        17.1             19.0             18.9
    Policy loans                                                                       17.5             16.0             15.4
    Other                                                                               5.1              7.8              8.3
                                                                             --------------   --------------   --------------
    Gross investment income                                                           815.9            803.0            795.3
    Investment expenses                                                                35.6             33.0             35.0
                                                                             --------------   --------------   --------------
    Net investment income                                                    $        780.3   $        770.0   $        760.3
                                                                             ==============   ==============   ==============

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.  INVESTMENTS, CONTINUED

    REALIZED INVESTMENT GAINS (LOSSES)

    Realized investment gains (losses), for the years ended December 31, consisted of the following:

    (IN MILLIONS)                                                                 2014            2013             2012
    ----------------------------------------------------------------------   --------------   --------------   --------------
    Fixed maturity securities                                                $         11.1   $         12.3   $         32.2
    Equity securities                                                                   0.3             (0.1)              --
    Mortgage loans                                                                       --               --              0.1
    Derivatives                                                                        (4.4)           (11.7)            (2.8)
    Other                                                                               1.8             (0.8)             0.9
                                                                             --------------   --------------   --------------
    Realized investment gains (losses)                                       $          8.8   $         (0.3)  $         30.4
                                                                             ==============   ==============   ==============

    MORTGAGE LOANS

    The Company maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor. At December 31, 2014, the largest geographic concentrations of commercial mortgage loans were in California, Texas and Illinois where approximately 26 percent of the portfolio was invested.

    The Company's mortgage loan portfolio is comprised of the following property types at December 31:

                                                                            2014                               2013
                                                              --------------------------------    --------------------------------
    (IN MILLIONS)                                                 AMOUNT          % OF TOTAL          AMOUNT          % OF TOTAL
    -------------------------------------------------------   --------------    --------------    --------------    --------------
    Apartments                                                $        227.5              12.0%   $        208.1              11.8%
    Industrial/warehouse                                               468.8              24.7%            443.7              25.1%
    Medical office                                                      75.1               4.0%             91.5               5.2%
    Office                                                             270.5              14.3%            262.1              14.9%
    Retail                                                             756.7              40.0%            664.5              37.7%
    Other                                                               94.5               5.0%             93.4               5.3%
                                                              --------------    --------------    --------------    --------------
         Subtotal gross mortgage loans                               1,893.1             100.0%          1,763.3             100.0%
    Valuation allowance                                                 (0.9)                               (1.0)
                                                              --------------    --------------    --------------    --------------
    Balance, end of year                                      $      1,892.2                      $      1,762.3
                                                              ==============    ==============    ==============    ==============

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.  INVESTMENTS, CONTINUED

    Impaired loans include those loans for which it is probable that amounts due according to the contractual terms of the loan agreement will not all be collected. The portfolio's valuation allowance is routinely evaluated for adequacy based on known and inherent risks, adverse situations that may affect a borrower's ability to repay, the estimated value of the underlying collateral, portfolio delinquency information, current economic conditions, and other relevant factors. The activity in the allowance for losses of all mortgage loans for the years ended December 31, is as follows:

    (IN MILLIONS)                                                                 2014            2013             2012
    ----------------------------------------------------------------------   --------------   --------------   --------------
    Allowance for losses, beginning of year                                  $          1.0   $          0.9   $          1.1
    Addition to the allowance for losses                                                0.1              0.7              0.9
    Reductions                                                                         (0.2)            (0.6)            (1.1)
    Charge-offs, net of recoveries                                                       --               --               --
                                                                             --------------   --------------   --------------
    Allowance for losses, end of year                                        $          0.9   $          1.0   $          0.9
                                                                             ==============   ==============   ==============

    Impaired mortgage loans identified in management's specific review of probable loan losses and the related allowance for losses at December 31, are as follows;

                                                                            2014                               2013
                                                              --------------------------------    --------------------------------
                                                                  UNPAID                              UNPAID
                                                                 PRINCIPAL         RELATED           PRINCIPAL          RELATED
    (IN MILLIONS)                                                BALANCE          ALLOWANCE           BALANCE          ALLOWANCE
    -------------------------------------------------------   --------------    --------------    --------------    --------------
    Apartments                                                $        227.5    $           --    $        208.1    $           --
    Industrial/warehouse                                               468.8              (0.2)            443.7              (0.3)
    Medical office                                                      75.1                --              91.5                --
    Office                                                             270.5                --             262.1                --
    Retail                                                             756.7              (0.7)            664.5              (0.7)
    Other                                                               94.5                --              93.4                --
                                                              --------------    --------------    --------------    --------------
    Balance, end of year                                      $      1,893.1    $         (0.9)   $      1,763.3    $         (1.0)
                                                              ==============    ==============    ==============    ==============

    The Company's commercial mortgage loan portfolio is evaluated and rated annually. The evaluation includes an analysis of various metrics including, but not limited to, payment history, loan to value, debt service coverage, vacancy, and location related to each loan to arrive at a rating based on an internally developed rating system. This proactive management system provides a method for measuring and detecting a variety of adverse circumstances including borrower financial distress, leasing difficulties, and depressed market conditions. This system helps identify potential risks and provides management information to take the appropriate course of action.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.  INVESTMENTS, CONTINUED

    The Company utilizes the National Association of Insurance Commissioners'
    (NAIC) Risk Based Capital commercial mortgage loan rating process. Individual loans are grouped into risk cohorts based on credit quality indicators, with capital requirements assigned to each cohort. Readily available industry standard measures for commercial mortgages have been shown to be good indicators of default probability. The process focuses on the metrics of debt service coverage and loan-to-value for loans in good standing. The risk cohorts are CM1 through CM5, with CM1 having the lowest indicated risk.

                                                                                      AS OF DECEMBER 31,
                                                                             --------------------------------
    (IN MILLIONS)                                                                2014              2013
    ----------------------------------------------------------------------   --------------    --------------
    CM1 - highest quality                                                    $      1,707.7    $      1,538.3
    CM2 - high quality                                                                150.7             172.3
    CM3 - medium quality                                                               26.8              43.0
    CM4 - low medium quality                                                            7.8               9.5
    CM5 - low quality                                                                    --                --
                                                                             --------------    --------------
       Subtotal - CM Category                                                       1,893.0           1,763.1
    Residential - not categorized                                                       0.1               0.2
    Valuation adjustment                                                               (0.9)             (1.0)
                                                                             --------------    --------------
       Total                                                                 $      1,892.2    $      1,762.3
                                                                             ==============    ==============

    The Company had mortgage loans due exceeding 30 days of less than $0.1 million as of December 31, 2014, and none as of December 31, 2013, based upon the recorded investment gross of allowance for credit losses.

    Mortgage loans are placed on non-accrued status if there is concern regarding the collectability of future payments. Factors considered may include, but are not limited to, conversations with the borrower, loss of a major tenant, or bankruptcy of borrower or major tenant. The Company did not have any loans on nonaccrued status as of December 31, 2014 or 2013.

    The Company restructured no mortgage loans in 2014 or 2013. The carrying value of loans restructured in prior years was $3.7 million and $3.8 million at December 31, 2014 and 2013, respectively.

    In 2012, the Company accepted two deeds in lieu of foreclosure. The loan balances at the time of transfer totaled $4.3 million. The two properties were sold in 2014 and were reported as real estate in the Company's financial statements with a carrying value of $2.2 million as of December 31, 2013. Regarding the loss, $0.9 million was recognized in 2012.

    The Company had outstanding mortgage loan commitments of approximately $150.5 million and $107.5 million at December 31, 2014 and 2013, respectively.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.  INVESTMENTS, CONTINUED

    The Company has not engaged in direct or indirect lending to subprime or Alt-A borrowers. Additionally, the Company has no investments in securitized assets that are supported by subprime or Alt-A loans. In 2009, the Company invested in a limited partnership where the manager of this partnership is investing in structured securities. Assets held in the partnership are predominately investment grade structured securities at low valuations, and these investments may include securities backed by subprime or Alt-A loans. The book value of this investment was $15.2 million as of December 31, 2014 and 2013. The partnership is managed by a reputable outside investment manager who actively manages the portfolio on behalf of all investors in the fund.

    DERIVATIVES

    The value of these derivatives are derived from interest rates or financial indices and are contracted in the over-the-counter (OTC) market. The Company did not elect to use hedge accounting, but the derivatives do provide an assumed economic hedge against certain anticipated transactions. Derivatives are carried on the Company's consolidated balance sheets as assets within short-term and other invested assets and as liabilities within other liabilities and accrued expenses. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

    The Company credits interest on policyholder account liabilities based on S&P 500 index performance at participation rates and with certain caps on returns. These participation rates and caps are set each policy year. The Company economically hedges this annual exposure at the time the participant funds are swept into the chosen allocations to the various index strategies by purchasing at-the-money call options and selling out-of-the-money call options based on the S&P 500 index in an amount that approximates the obligation of the Company to credit interest at the end of the policy year with adjustments for lapse assumptions. Since the options are based on the same indexes that the crediting rates are based upon, they substantially offset the equity market risk associated with the crediting rate in the policy year being hedged.

    The Company entered into OTC put option transactions as a hedge against the risk associated with changes in the estimated fair values of the Company's liabilities. The Company also uses swaptions as an economic hedge to protect against a significant interest rate increase which could result in realized capital losses.

    As of December 31, 2014, the fair value of derivative assets and liabilities were $11.0 million and $4.4 million, respectively. As of December 31, 2013, the fair value of the derivative assets were $1.6 million with no derivative liabilities.

    The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The current credit exposure of the Company's derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

    The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements and credit support annexes that provide for a single net payment to be made by one counterparty to another at each due date and upon termination.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.  INVESTMENTS, CONTINUED

    The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of the counterparty's derivatives reaches a pre-determined threshold.

    The Company has collateral arrangements that include credit-contingent provisions that provide for a reduction of collateral thresholds in the event of downgrades in the credit ratings of the Company and/or the counterparty. There are no derivative instruments with credit risk related contingent features that are in a net liability position on December 31, 2014.

    The Company received collateral from OTC counterparties in the amount of $6.2 million and $1.6 million at December 31, 2014 and 2013, respectively, and the Company delivered no collateral at December 31, 2014 and 2013. The Company maintained ownership of any collateral delivered. The cash collateral is included in cash and cash equivalents and the obligation to return it is included in other liabilities and accrued expenses.

    The notional amounts and the fair market value of swaptions and option contracts at December 31 were as follows:

                                                                             2014                               2013
                                                                -------------------------------    -------------------------------
                                                                                  FAIR MARKET                        FAIR MARKET
    (IN MILLIONS)                                                   NOTIONAL         VALUE            NOTIONAL          VALUE
    ---------------------------------------------------------   --------------   --------------    --------------   --------------
    Purchased S&P 500 Call Options                              $        106.2   $          8.0    $           --   $           --
    Written S&P 500 Call Options                                          89.9             (4.4)               --               --
    Purchased S&P 500 Put Options                                        100.0              2.9             200.0              0.8
    Swaptions                                                          1,500.0              0.1             250.0              0.8
                                                                --------------   --------------    --------------   --------------
    Net Fair Market Value                                                        $          6.6                     $          1.6
                                                                ==============   ==============    ==============   ==============

    Notional amount represents a standard of measurement of the volume of derivatives. Notional amount is not a quantification of market or credit risk and is not recorded in the consolidated statements of comprehensive income. Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

5.  OTHER COMPREHENSIVE INCOME

    Accumulated other comprehensive income (AOCI), at December 31, consisted of the following:

    (IN MILLIONS)                                                                         2014          2013          2012
    --------------------------------------------------------------------------------   ----------    ----------    ----------
    Unrealized appreciation (depreciation):
             Fixed maturity securities                                                 $  1,011.5    $    446.6    $  1,474.6
             Equity securities                                                                2.9          (1.5)          0.4
    Valuation adjustment                                                                   (218.4)       (104.6)       (451.6)
    Deferred taxes                                                                         (278.6)       (120.3)       (358.3)
                                                                                       ----------    ----------    ----------
    Total unrealized appreciation, net of tax and valuation adjustment                      517.4         220.2         665.1
    Benefit plans, net of tax - 2014, $37.7; 2013, $11.3; 2012, $37.4                       (70.1)        (21.0)        (69.4)
                                                                                       ----------    ----------    ----------
    Accumulated other comprehensive income                                             $    447.3    $    199.2    $    595.7
                                                                                       ==========    ==========    ==========

    The components of comprehensive income, other than net income, for the years ended December 31, are illustrated below:

    (IN MILLIONS)                                                                         2014          2013          2012
    --------------------------------------------------------------------------------   ----------    ----------    ----------
    Other comprehensive income, net of tax:
    Change in benefit plan liability:
          Net actuarial gains (losses)                                                 $    (49.6)   $     42.3    $    (12.0)
          Net prior service costs                                                             0.2           0.8          (1.2)
          Net transition obligation                                                            --            --          (0.1)
          Reclassification adjustment for net periodic pension cost
             included in net income                                                           0.3           5.3           3.3
                                                                                       ----------    ----------    ----------
    Total change in benefit plan liability, net of tax - 2014, $26.4;
       2013, ($26.0); 2012, $5.4                                                       $    (49.1)   $     48.4    $    (10.0)
                                                                                       ----------    ----------    ----------
    Unrealized appreciation on securities, net of tax
          2014, $161.8; 2013, $233.1; 2012, ($64.9) and valuation
          adjustment - 2014, ($113.8); 2013, $347.0; 2012, ($104.0)                         303.5        (435.6)        118.2
    Reclassification adjustment for gains (losses) included in net income,
          net of tax - 2014, $3.4; 2013, $5.0; 2012, $8.6                                    (6.3)         (9.3)        (15.9)
                                                                                       ----------    ----------    ----------
    Other comprehensive income (loss), net of tax                                      $    248.1    $   (396.5)   $     92.3
                                                                                       ==========    ==========    ==========

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

5.  OTHER COMPREHENSIVE INCOME, CONTINUED

    The following summarizes the reclassifications out of AOCI (in millions) for the year ended December 31, 2014, and the associated line item in the Consolidated Statements of Comprehensive Income:

    (IN MILLIONS)
    -----------------------------------------------------
    AMORTIZATION OF BENEFIT PLAN LIABILITY
    Actuarial gains (losses)                                $   1.3  (a)
    Prior service costs                                        (0.1) (a)
    Transition obligation                                      (0.7) (a)
    ---------------------------------------------------------------------------------------------------
    Reclassifications before income tax benefit (expense)       0.5  Income before income tax expense
    Income tax benefit (expense)                               (0.2) Income tax expense
    ---------------------------------------------------------------------------------------------------
    Reclassifications, net of income tax                    $   0.3  Net Income
    ===================================================================================================
    UNREALIZED APPRECIATION ON SECURITIES
    Gross reclassifications                                 $  10.0  Realized investment gains (losses)
    Amortization of valuation adjustments                      (0.3) Amortization
    ---------------------------------------------------------------------------------------------------
    Reclassifications before income tax benefit (expense)       9.7  Income before income tax expense
    Income tax benefit (expense)                               (3.4) Income tax expense
    ---------------------------------------------------------------------------------------------------
    Reclassifications, net of income tax                    $   6.3  Net Income
    ===================================================================================================

----------
    (a) These components are included in the computation of net periodic pension cost (Refer to Note 9-BENEFIT PLANS for additional details).

6.  DEFERRED POLICY ACQUISITION COSTS

    The balances of and changes in deferred policy acquisition costs, for the years ended December 31, are as follows:

    (IN MILLIONS)                                                                         2014          2013          2012
    --------------------------------------------------------------------------------   ----------    ----------    ----------
    Balance, beginning of year                                                         $    622.7    $    586.6    $    556.2
    Capitalization of deferred acquisition costs                                            116.3         107.7         101.5
    Amortization of deferred acquisition costs                                              (68.9)        (71.6)        (71.1)
                                                                                       ----------    ----------    ----------
           Subtotal                                                                         670.1         622.7         586.6
    Valuation adjustment                                                                   (286.9)        (85.7)       (377.3)
                                                                                       ----------    ----------    ----------
    Balance, end of year                                                               $    383.2    $    537.0    $    209.3
                                                                                       ==========    ==========    ==========

    In 2013, the Company identified and corrected an error regarding the capitalization of acquisition costs on life insurance policies. The error resulted in a $3.6 million increase to deferred acquisition costs in 2013. Management believes that this error is not material to the consolidated financial statements for the periods in which the error originated and for the period in which the error was corrected.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

7.  VALUATION OF BUSINESS ACQUIRED

    The balance of and changes in VOBA, for the years ended December 31, are as follows:

    (IN MILLIONS)                                                                         2014          2013          2012
    --------------------------------------------------------------------------------   ----------    ----------    ----------
    Balance, beginning of year                                                         $     52.5    $     63.6    $     73.0
    Acquisitions                                                                              6.5            --            --
    Amortization                                                                             (7.2)        (11.1)         (9.4)
                                                                                       ----------    ----------    ----------
      Subtotal                                                                               51.8          52.5          63.6
    Valuation adjustment                                                                    (22.1)        (17.0)        (31.7)
                                                                                       ----------    ----------    ----------
    Balance, end of year                                                               $     29.7    $     35.5    $     31.9
                                                                                       ==========    ==========    ==========

    The average expected life of VOBA varies by product, and is 20 years for the overall block of acquired business. The interest accrual rate for amortization varies by product, and is 4 percent for the overall block of acquired business.

    The following table provides estimated future amortization, net of interest, for the periods indicated:

                                                                                                                     VOBA
    (IN MILLIONS)                                                                                                AMORTIZATION
    ------------------------------------------------------------------------------------------------------------ ------------
    2015                                                                                                         $        4.7
    2016                                                                                                                  4.7
    2017                                                                                                                  4.8
    2018                                                                                                                  4.6
    2019                                                                                                                  4.1
    2020 and thereafter                                                                                                  28.9
                                                                                                                 ------------
    Total                                                                                                        $       51.8
                                                                                                                 ============

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

8.  INSURANCE LIABILITIES

    Insurance liabilities consisted of the following:

                                                                      MORTALITY OR                                DECEMBER 31,
                                                   WITHDRAWAL          MORBIDITY          INTEREST RATE     ------------------------
    (IN MILLIONS)                                  ASSUMPTION          ASSUMPTION          ASSUMPTION          2014         2013
    ------------------------------------------  ------------------ ------------------- -------------------- -----------  -----------
    Future policy benefits:
        Participating whole life contracts             n/a         Company experience     2.25% to 6.0%     $   1,503.1  $   1,394.2
        Universal life-type contracts                  n/a                n/a                   n/a             2,896.7      2,749.3
        Other individual life contracts         Company experience Company experience     2.25% to 6.0%           894.9        916.7
        Accident and health                            n/a         Company experience          n/a              1,217.1      1,125.8
        Annuity products                               n/a                n/a                  n/a              8,709.5      8,335.9
        Group life and health                          n/a                n/a                  n/a                304.7        317.5
    Other policyholder funds                           n/a                n/a                  n/a                236.8        235.9
    Funding agreements*                                n/a                n/a                  n/a              1,293.4      1,167.7
    Funding agreements - valuation adjustment          n/a                n/a                  n/a                 17.8          0.5
    Pending policyholder claims                        n/a                n/a                  n/a                170.7        180.0
    -------------------------------------------  ------------------ ------------------- ------------------- -----------  -----------
        Total insurance liabilities                                                                         $  17,244.7  $  16,423.5
    ===========================================  ================== =================== =================== ===========  ===========

----------
    * Funding Agreements are described in detail in Note 12-SURPLUS NOTES, NOTES PAYABLE AND LINES OF CREDIT.

    Withdrawal and mortality assumptions are based on Company experience and are generally locked-in at issue. Assumptions for "other individual life contracts" include a provision for adverse deviation. For participating whole life contracts, the mortality assumption is based on the mortality rates guaranteed in calculating the cash surrender values in the contract.

    Participating life insurance policies, for which dividends are expected to be paid, represent approximately 32.7 percent and 31.7 percent of the total individual life insurance in force at both December 31, 2014 and 2013, respectively. These participating policies represented 36.4 percent and 37.3 percent of statutory life net premium income for 2014 and 2013, respectively. The amount of dividends to be paid is determined annually by the Board of Directors.

    As the cash received by the Company from funding agreements is reinvested to earn additional investment income, these funding agreements are similar in nature to other policyholder funds. As there are no deferred acquisition costs associated with the funding agreement liabilities, the valuation adjustment reflects the estimated impact of loss recognition that would result if the unrealized gains or losses on related investments were to be realized and is recorded as an additional liability. Accumulated other comprehensive income is also reduced. As of December 31, 2014 and 2013, this valuation adjustment was $17.8 million and $0.5 million, respectively.

    In 2012, the Company identified and corrected a reserve error within the policy valuation system related to a policy rider for the Care Solutions block of business which resulted in a reserve increase of $7.2 million. Management believes this error is not material to the consolidated financial statements for the period in which this error originated or for the period in which this error was corrected.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

9.  BENEFIT PLANS

    The Company sponsors a noncontributory defined benefit pension plan that covers substantially all of its employees. Company contributions to the employee plan are made periodically in an amount between the minimum ERISA required contribution and the maximum tax-deductible contribution. The plan provides defined benefits based on years of service, age and final average salary. The assets of the defined benefit plan are held by the Company under a group annuity contract.

    The Company sponsors a non-contributory, unfunded defined supplemental excess benefit plan for certain executives where benefits accrue and vest at the same rate as the qualified plan, which is included in "other benefits" in the following disclosures.

    The Company also has multiple postretirement benefit plans covering substantially all of its retired employees and certain career agents (retirees). Employees hired prior to October 1, 2004 with 10 years of service and agents with at least 10 years of plan participation may become eligible for such benefits if they reach retirement age while working for the Company. The life insurance plans are noncontributory, while the medical plans are contributory, with retiree contributions adjusted annually. The Company contributions for pre-65 retirees were frozen at the 2005 contribution level. For post-65 retirees the Company's contributions were frozen at the 2000 contribution level. There are no specific plan assets for this postretirement liability as of December 31, 2014 and 2013.

    The Company uses a December 31 measurement date for the defined benefit plan and the other postretirement benefit plans.

    Obligations and funded status:

                                                              PENSION BENEFITS           OTHER BENEFITS
                                                         ------------------------   ------------------------
    (IN MILLIONS)                                           2014          2013         2014          2013
    --------------------------------------------------   ----------    ----------   ----------    ----------
    Employer contributions                               $       --    $     18.2   $      3.0    $      2.2
    Employee contributions                                       --            --          1.3           1.4
    Benefit payments                                           17.1           5.6          4.3           3.6
    Funded status (deficit)                                   (68.2)          1.0        (57.3)        (47.5)

    Amounts recognized in the balance sheet:

                                                              PENSION BENEFITS           OTHER BENEFITS
                                                         ------------------------   ------------------------
    (IN MILLIONS)                                           2014          2013         2014          2013
    --------------------------------------------------   ----------    ----------   ----------    ----------
    Accrued benefit obligation                           $    (68.2)   $      1.0   $    (57.3)   $    (47.5)
                                                         ----------    ----------   ----------    ----------
           Net amount recognized                         $    (68.2)   $      1.0   $    (57.3)   $    (47.5)
                                                         ==========    ==========   ==========    ==========

    Amounts recognized in accumulated other comprehensive income (before any tax effects):

                                                              PENSION BENEFITS           OTHER BENEFITS
                                                         ------------------------   ------------------------
    (IN MILLIONS)                                           2014          2013         2014          2013
    --------------------------------------------------   ----------    ----------   ----------    ----------
    Net actuarial (gains) losses                         $    106.2    $     40.7   $      2.1    $     (7.3)
    Net prior service costs (benefits)                         (0.4)         (0.5)         0.1           0.4
    Net transition obligation                                    --          (0.7)          --            --
                                                         ----------    ----------   ----------    ----------
           Net amount recognized                         $    105.8    $     39.5   $      2.2    $     (6.9)
                                                         ==========    ==========   ==========    ==========

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

9.  BENEFIT PLANS, CONTINUED

    The following table represents obligations, plan assets, and funded status for the defined benefit plan:

                                                                                           DECEMBER 31,
                                                                                    ------------------------
    (IN MILLIONS)                                                                      2014          2013
    ----------------------------------------------------------------------------    ----------    ----------
    Projected benefit obligation                                                    $    294.6    $    228.5
    Accumulated benefit obligation                                                       266.6         208.4
    Fair value of plan assets                                                            226.4         229.5
    Funded status (deficit)                                                              (68.2)          1.0

    The following table represents net periodic pension and other benefit costs expense:

                                                                               PENSION BENEFITS             OTHER BENEFITS
                                                                         --------------------------   -------------------------
    (IN MILLIONS)                                                         2014     2013      2012     2014      2013      2012
    -------------------------------------------------------------------  ------   ------    ------   ------    ------    ------
    Net periodic benefit cost                                            $  2.8   $ 13.7    $ 11.7   $  2.6    $  2.5    $  2.9
    Amounts recognized in other comprehensive income:
          Net actuarial (gains) losses                                     65.5    (70.5)     16.4      9.4      (3.3)     (3.5)
          Net prior service costs                                           0.1      0.1       0.1     (0.3)     (1.3)      1.6
          Net transition obligation                                         0.7      0.7       0.8       --        --        --
                                                                         ------   ------    ------   ------    ------    ------
    Total recognized in other comprehensive
          income, before any tax effects                                   66.3    (69.7)     17.3      9.1      (4.6)     (1.9)
                                                                         ------   ------    ------   ------    ------    ------
    Total recognized net periodic pension costs and other comprehensive
          income, before any tax effects                                 $ 69.1   $(56.0)   $ 29.0   $ 11.7    $ (2.1)   $  1.0
                                                                         ======   ======    ======   ======    ======    ======

    Over the next year, the estimated amount of amortization from accumulated other comprehensive income into net periodic benefit cost related to net actuarial losses, prior service costs, and transition obligation is $8.4 million, $(0.1) million and $0.0 million, respectively.

    Weighted-average assumptions used to determine benefit obligations at December 31:

                                                            PENSION BENEFITS            OTHER BENEFITS
                                                        ------------------------   ------------------------
                                                           2014          2013         2014          2013
                                                        ----------    ----------   ----------    ----------
    Discount rate                                             4.20%         5.15%        4.20%         5.15%
    Rate of compensation increase                             3.75%         3.75%        6.00%         6.00%

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

9.  BENEFIT PLANS, CONTINUED

    Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31:

                                                                               PENSION BENEFITS             OTHER BENEFITS
                                                                          -------------------------   --------------------------
                                                                           2014     2013      2012     2014      2013      2012
                                                                          ------   ------    ------   ------    ------    ------
    Discount rate                                                           5.15%    4.25%     5.15%    5.15%     4.25%     5.15%
    Expected long-term return on plan assets                                8.00%    8.00%     8.50%      --        --        --
    Rate of compensation increase                                           3.75%    3.75%     4.25%    6.00%     6.00%     6.00%

    The expected long-term return on plan assets was established based on the median long-term returns for large company stocks, small company stocks, and long-term corporate bonds. The weighting between these asset classes was based on the assets in our plan. The long-term returns are updated and evaluated annually.

    Assumed health care trend rates at December 31:

                                                                                       2014          2013
                                                                                    ----------    ----------
    Health care trend rate assumed for next year                                          6.50%         7.00%
    Rate to which the cost trend rate is assumed to decline                               5.00%         5.00%
    Year that the rate reaches the ultimate trend rate                                    2021          2018

    PLAN ASSETS

    The actual pension plan weighted-average asset allocations, by asset category, are 68 and 72 percent for equity securities and 32 and 28 percent for debt securities at December 31, 2014 and 2013, respectively.

    The pension plan maintains an investment policy which outlines objectives and guidelines for supervising investment strategy and evaluating the investment performance of plan assets. The plan seeks to attain diversification by investing in a blend of asset classes and styles. The target asset allocation is to maintain 70 percent of plan assets in equities and 30 percent in debt securities. To maintain a longer-term focus, the performance objectives of the plan are monitored quarterly using a rolling 5-year time period net of fees. For evaluation purposes, the total return of each investment option is compared to an appropriate index based on the investment style of each investment option. Investment restrictions are established by asset category and are designed to control the level of overall risk and liquidity of the investment program. The investment policy maintains a longer-term focus and considers the timing of payment for benefit obligations.

    The valuation techniques used for the plan assets are:

    EQUITY SEPARATE ACCOUNT INVESTMENTS - the pension plan invests in separate account units where the unit values are calculated based upon observable net asset values from various fund companies. These securities are categorized as Level 2 of the hierarchy.

    FIXED SEPARATE ACCOUNT INVESTMENTS - the fixed separate account include corporate bonds which are valued using cash flow models based on appropriate observable inputs such as market quotes, yield curves, interest rates, and spreads. These securities are categorized as Level 2 of the hierarchy.

    FIXED INTEREST INVESTMENTS - the fixed interest investment is held in the general account of AUL. The fixed interest account is carried at amortized cost, which approximates fair value. This asset is categorized as Level 2 of the hierarchy.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

9.  BENEFIT PLANS, CONTINUED

    Refer to Note 15 - FAIR VALUE for additional discussion regarding the levels of the fair value hierarchy.

                                                                               2014                             2013
                                                                   ------------------------------   ------------------------------
    (IN MILLIONS)                                                   LEVEL 1    LEVEL 2    LEVEL 3    LEVEL 1    LEVEL 2    LEVEL 3
    ------------------------------------------------------------   --------   --------   --------   --------   --------   --------
    Equity separate account investments                            $     --   $  154.2   $     --   $     --   $  166.0   $     --
    Fixed separate account investments                                   --       23.1         --         --       21.2         --
    Fixed interest investment                                            --       49.1         --         --       42.3         --
                                                                   --------   --------   --------   --------   --------   --------
    Total                                                          $     --   $  226.4   $     --   $     --   $  229.5   $     --
                                                                   ========   ========   ========   ========   ========   ========

    CONTRIBUTIONS

    The Company expects to make no contribution to its pension plan and to contribute $3.7 million to its other postretirement benefit plans in 2015.

    ESTIMATED FUTURE BENEFIT PAYMENTS

    The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

                                                                                     PENSION        OTHER
    (IN MILLIONS)                                                                    BENEFITS      BENEFITS
    ----------------------------------------------------------------------------    ----------    ----------
    2015                                                                            $      7.7    $      3.7
    2016                                                                                   8.3           3.6
    2017                                                                                   8.9           3.6
    2018                                                                                   9.7           3.6
    2019                                                                                  10.5           3.6
    Years 2020-2023                                                                       68.1          18.4

    DEFINED CONTRIBUTION PLANS AND DEFERRED COMPENSATION

    The Company sponsors a defined contribution savings plan that covers substantially all employees. The plan is a profit sharing arrangement under
    Section 401(k) of the Internal Revenue Code, which also includes a salary/reduction savings feature. The Company contributes a match for participants who complete one full calendar year of employment. Effective January 1, 2012, the match is up to 50 percent of participants' elective deferral on the first 6 percent of eligible compensation. Additional employee voluntary contributions may be made to the plan subject to contribution guidelines. Company contributions to the plan were $2.6 million, $2.5 million and $2.6 million in 2014, 2013 and 2012, respectively.

    The Company has a retirement profit sharing plan that covers substantially all of its career agents, except for the general agents. The plan only allows for a discretionary profit-sharing contribution. The Company contribution is allocated among eligible agents based upon their proportion of compensation in relation to the total compensation of eligible participants. Career agents are eligible on the first day of the plan year coinciding with or following six months of service and attainment of age 20 1/2. Vesting is based on years of service, with full vesting after three years of service. Company contributions expensed for the Agent plans were $0.7 million, $0.9 million and $0.7 million in 2014, 2013 and 2012, respectively. The 2014 plan year contribution will be deposited to the plan in the first quarter 2015.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

9.  BENEFIT PLANS, CONTINUED

    The Company has entered into deferred compensation agreements with directors, certain employees, career agents and general agents. These deferred amounts are payable according to the terms and conditions of the agreements. Annual costs of the agreements were $11.1 million, $7.2 million and $3.7 million for 2014, 2013 and 2012, respectively.

10. FEDERAL INCOME TAXES

    The Company and its subsidiaries file consolidated and separate federal, state and local income tax returns.

    The federal income tax expense, for the years ended December 31, was as follows:

    (IN MILLIONS)                                                                         2014          2013          2012
    --------------------------------------------------------------------------------   ----------    ----------    ----------
    Current                                                                            $     42.2    $     36.6    $     47.8
    Deferred                                                                                  7.1          11.9           2.8
                                                                                       ----------    ----------    ----------
          Income tax expense                                                           $     49.3    $     48.5    $     50.6
                                                                                       ==========    ==========    ==========

    A reconciliation of the income tax attributable to continuing operations computed at the federal statutory tax rate to the income tax expense included in the statement of comprehensive income, for the years ended December 31, were as follows:

    (IN MILLIONS)                                                                         2014          2013          2012
    --------------------------------------------------------------------------------   ----------    ----------    ----------
    Income tax computed at statutory tax rate:                                         $     57.5    $     57.6    $     56.2
                                                                                       ----------    ----------    ----------
          Tax preferenced investment income                                                  (7.8)         (7.4)         (6.2)
          Other                                                                              (0.4)         (1.7)          0.6
                                                                                       ----------    ----------    ----------
          Income tax expense                                                           $     49.3    $     48.5    $     50.6
                                                                                       ==========    ==========    ==========

    The federal income tax (recoverable) liability for the years ended December 31, were as follows:

    (IN MILLIONS)                                                                                       2014          2013
    ---------------------------------------------------------------------------------------------    ----------    ----------
    Current                                                                                          $      0.2    $     (8.5)
    Deferred                                                                                              289.4         146.5
                                                                                                     ----------    ----------
          Total federal income tax (recoverable) liability                                           $    289.6    $    138.0
                                                                                                     ==========    ==========

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

10. FEDERAL INCOME TAXES, CONTINUED

    The significant components of deferred assets and liabilities, as of December 31, are as follows:

    (IN MILLIONS)                                                                                       2014          2013
    ---------------------------------------------------------------------------------------------    ----------    ----------
    Deferred tax assets
          Insurance liabilities                                                                      $    122.2    $    115.5
          Deferred gain on indemnity reinsurance                                                           12.5          14.6
          Employee benefit plans                                                                           54.1          24.3
          Other                                                                                            13.7          15.5
                                                                                                     ----------    ----------
             Total deferred tax assets                                                                    202.5         169.9
                                                                                                     ----------    ----------
    Deferred tax liabilities
          Deferred policy acquisition costs & value of business acquired                                  182.9         169.7
          Investments                                                                                      16.3          17.2
          Fixed assets and software                                                                         8.4           6.9
          Unrealized appreciation                                                                         278.6         120.3
          Other                                                                                             5.7           2.3
                                                                                                     ----------    ----------
             Total deferred tax liabilities                                                               491.9         316.4
                                                                                                     ----------    ----------
          Total net deferred tax liability                                                           $    289.4    $    146.5
                                                                                                     ==========    ==========

    Federal income taxes paid were $29.6 million and $46.8 million in 2014 and 2013, respectively. The Company has $6.5 million of net operating losses available to offset future taxable income. The losses are non-life losses and therefore, are limited in their ability to offset life insurance company taxable income. If unused, the losses will expire between 2025 and 2034.

    If the Company determines that any portion of its deferred tax assets will not be utilized in future years, a valuation allowance must be established for that portion of the deferred tax assets in doubt. Based upon best available information and expectations, the Company believes that it is more likely than not the deferred tax assets will be realized.

    A reconciliation of beginning and ending amounts of unrecognized tax benefits resulting from uncertain tax positions is as follows:

    (IN MILLIONS)                                                                                       2014          2013
    ---------------------------------------------------------------------------------------------    ----------    ----------
    Beginning of the year balance                                                                    $      2.3    $       --
          Additions based on tax positions related to the current year                                      1.6           1.2
          Additions based on tax positions related to prior years                                           0.1           1.1
                                                                                                     ----------    ----------
    End of the year balance                                                                          $      4.0    $      2.3
                                                                                                     ==========    ==========

    Included in the balance of unrecognized tax benefits at December 31, 2014 and 2013 are $4.0 million and $2.3 million, respectively of unrecognized tax benefits that if recognized would affect the effective income tax rate in future periods. Management does not anticipate a material change to the Company's uncertain tax position during 2015.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

10. FEDERAL INCOME TAXES, CONTINUED

    The Company recognizes interest or penalties paid or accrued related to unrecognized tax benefits as part of the income tax provision. No significant amounts were paid or accrued in the current year.

    The Company files tax returns in the U.S. federal jurisdiction and various state jurisdictions. For the major jurisdictions where it operates, the statutes remain open for the current and three prior calendar years.

11. REINSURANCE

    The Company uses reinsurance to mitigate the risks it underwrites on a direct basis. Beginning July 1, 2014, the Company began ceding the portion of the total risk in excess of $1.0 million for individual life policies. For policies issued prior to July 1, 2014, the ceded portion is in excess of $0.5 million. For other policies, the Company has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage. The Company is party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding company for portions of the claims incurred.

    Reinsurance amounts included in the consolidated statements of comprehensive income for the years ended December 31, were as follows:

    (IN MILLIONS)                                                                         2014          2013          2012
    --------------------------------------------------------------------------------   ----------    ----------    ----------
    Direct premiums                                                                    $    555.2    $    499.8    $    487.4
    Reinsurance assumed                                                                     260.9         273.5         302.4
    Reinsurance ceded                                                                      (353.2)       (364.0)       (411.8)
                                                                                       ----------    ----------    ----------
           Net premiums                                                                     462.9         409.3         378.0
                                                                                       ----------    ----------    ----------
           Reinsurance recoveries                                                      $    347.9    $    366.1    $    409.1
                                                                                       ==========    ==========    ==========

    The Company reviews all reinsurance agreements for transfer of risk and evaluates the proper accounting methods based upon the terms of the contract. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, the Company would remain liable. Seven reinsurers account for approximately 94 percent of the Company's December 31, 2014, ceded reserves for life and accident and health insurance. These reinsurers maintain A.M. Best ratings between A+ and A-. The remainder of such ceded reserves is spread among numerous reinsurers. Refer to Note 3-ACQUISITIONS, DISPOSITIONS AND OTHER SIGNIFICANT TRANSACTIONS for details on the reinsurance transaction in 2002 with ERAC.

12. SURPLUS NOTES, NOTES PAYABLE AND LINES OF CREDIT

    The Company maintains financial flexibility through AUL and State Life's membership in the Federal Home Loan Bank of Indianapolis (FHLBI). FHLBI membership provides ready access to funds and borrowing capacity through the issuance of Funding Agreements. The Company intends to use this access to funds as an additional source of liquidity for its operations and to earn incremental income. The Company is required to hold a certain amount of FHLBI common stock as a requirement of membership, based on a minimum of 5 percent of outstanding borrowings. At December 31, 2014, the carrying value of the FHLBI common stock was $62.1 million. The FHLBI common stock is carried at a redemption value which estimates fair value.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

12. SURPLUS NOTES, NOTES PAYABLE AND LINES OF CREDIT, CONTINUED

    Funding Agreements associated with the FHLBI totaled $1,292.0 million and $1,166.3 million as of December 31, 2014 and 2013, respectively. The proceeds were used to purchase fixed maturities. The Company closely matches the maturities of the Funding Agreements with the investments. The Funding Agreements are classified as `other policyholder funds' with a carrying value of $1,293.4 million and $1,167.7 million at December 31, 2014 and 2013, respectively. Interest was paid in the amount of $27.3 million and $32.8 million in 2014 and 2013, respectively.

    The Funding Agreements are collateralized by fixed maturities and mortgage loans and are maintained in a custodial account for the benefit of the FHLBI. The fair value of pledged assets amounted to $2,042.2 million and $1,815.2 million at December 31, 2014 and 2013, respectively and is included in fixed maturities and mortgage loans reported on the consolidated balance sheets. The maximum carrying value of collateral pledged during the reporting period was $1,944.9.

    The fixed rate funding agreements are pre-payable subject to payment of a yield maintenance fee based on current market interest rates. While no pre-payments are expected, the aggregate fee to prepay all fixed rate borrowings would have been $43.8 million at December 31, 2014.

    On October 6, 2003, the Company issued Senior Notes with a face value of $200 million, due October 15, 2033. Interest is payable semi-annually on April 15th and October 15th at a 7 percent annual rate. The notes are an unsecured senior obligation and will rank equally with any of the Company's senior unsecured indebtedness. The notes will effectively rank junior to any future secured indebtedness as to the assets securing such indebtedness and to all indebtedness and other obligations, including insurance and annuity liabilities, of the subsidiaries. The indenture for the Senior Notes imposes restrictions on stock transactions and indebtedness of subsidiaries, and includes conditions regarding mergers or consolidations. Interest paid was $14.0 million in 2014, 2013 and 2012.

    On February 16, 1996, AUL issued $75 million of surplus notes, due March 30, 2026. Interest is payable semi-annually on March 30 and September 30 at a
    7.75 percent annual rate. Any payment of principal or interest on the notes may be made only with the prior approval of the Commissioner of the Indiana Department of Insurance. The surplus notes may not be redeemed at the option of AUL or any holders of the surplus notes. Interest paid was $5.8 million in 2014, 2013 and 2012.

    Surplus Notes and Senior Notes:

    (IN MILLIONS)                                                                                       2014          2013
    ---------------------------------------------------------------------------------------------    ----------    ----------
    Senior notes, 7%, due 2033                                                                       $    200.0    $    200.0
    Surplus notes, 7.75%, due 2026                                                                         75.0          75.0
                                                                                                     ----------    ----------
    Total notes payable                                                                              $    275.0    $    275.0
                                                                                                     ==========    ==========

13. COMMITMENTS AND CONTINGENCIES

    Various lawsuits have arisen in the ordinary course of the Company's business. In each of the matters and collectively, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact to the financial condition, operations or cash flows of the Company.


ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

14. STATUTORY INFORMATION

    AUL, State Life and PML prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the department of insurance for their respective state of domicile. Prescribed statutory accounting practices (SAP) currently include state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state, as well as practices described in NAIC publications.

    A reconciliation of SAP surplus to GAAP equity at December 31 follows:

    (IN MILLIONS)                                                                                       2014          2013
    ---------------------------------------------------------------------------------------------    ----------    ----------
        SAP surplus                                                                                  $  1,409.5    $  1,352.6
        Asset valuation reserve                                                                           106.8         104.2
        Deferred policy acquisition costs                                                                 670.1         622.7
        Value of business acquired                                                                         38.3          45.1
        Adjustments to policy reserves                                                                   (172.0)       (187.6)
        Interest maintenance reserves (IMR)                                                                38.7          45.3
        Unrealized gain on invested assets, net                                                           517.4         220.2
        Surplus notes                                                                                     (75.0)        (75.0)
        Deferred gain on indemnity reinsurance                                                            (35.9)        (41.8)
        Deferred income taxes                                                                            (110.6)       (101.3)
        Other, net                                                                                        (60.9)        (21.1)
                                                                                                     ----------    ----------
        GAAP equity                                                                                  $  2,326.4    $  1,963.3
                                                                                                     ==========    ==========

    A reconciliation of SAP net income to GAAP net income for the years ended December 31 follows:

    (IN MILLIONS)                                                                         2014          2013          2012
    --------------------------------------------------------------------------------   ----------    ----------    ----------
        SAP net income                                                                 $     69.2    $     93.8    $     95.2
        Deferred policy acquisition costs                                                    47.4          36.1          30.4
        Value of business acquired                                                           (6.8)        (10.6)         (8.9)
        Adjustments to policy reserves                                                       19.6          10.6          (7.6)
        Deferred income taxes                                                                (7.0)        (12.5)         (5.6)
        Realized gains, net of tax                                                           10.3          18.3          24.0
        IMR amortization                                                                    (12.6)        (11.1)        (11.0)
        Other, net                                                                           (5.1)         (8.6)         (6.4)
                                                                                       ----------    ----------    ----------
          GAAP net income                                                              $    115.0    $    116.0    $    110.1
                                                                                       ==========    ==========    ==========

    Life insurance companies are required to maintain certain amounts of assets on deposit with state regulatory authorities. Such assets had an aggregate carrying value of $12.1 million at December 31, 2014 and 2013.

    State statutes and the mutual insurance holding company law limit dividends from AUL, State Life and PML to OneAmerica. No dividends were paid in 2014, 2013, or 2012. State statutes allow the greater of 10 percent of statutory surplus or 100 percent of net income as of the most recently preceding year-end to be paid as dividends without prior approval from state insurance departments. Under state statutes, dividends would be limited to approximately $140 million in 2015.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Authoritative guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value based on their observability. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

    - Level 1 - Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets provide current pricing data on a more frequent basis. Examples include certain U.S. Treasury securities and exchange-traded equity securities.

    - Level 2 - Fair value is based on quoted prices for similar assets or liabilities in active markets, inactive markets, or model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. This level includes financial instruments that are valued by independent pricing services using models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs which are observable or derived from observable information in the marketplace. Examples include certain public and private corporate securities, certain government and agency securities, and certain mortgage-backed securities.

    - Level 3 - Fair value is based on valuations derived from techniques in which one or more significant inputs or significant value drivers are unobservable for assets or liabilities. Non-binding broker quotes on certain fixed maturity securities, which are utilized when pricing service information is not available, are reviewed for reasonableness by the Company, and are generally considered Level 3. Examples include certain public and private corporate securities, certain mortgage-backed securities and other less liquid securities (such as FHLBI stock), and embedded derivatives resulting from certain products with guaranteed benefits.

    In certain instances, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, the level disclosed is based on the lowest level significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement and ultimate classification of each asset and liability requires judgment.

    The methods and assumptions the Company uses to estimate fair values of assets and liabilities measured on a recurring basis are summarized below.

    FIXED MATURITY SECURITIES - are based on quoted market prices where available. For fixed maturity securities not actively traded, including certain corporate securities, fair values are estimated using values obtained from a number of independent pricing sources. If pricing information received from a third party pricing services is not reflective of market activity or other inputs observed in the market, the Company may develop valuations or obtain broker quotes in which Level 3 classification may be assigned. In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate consistent with the industry sector, credit quality and maturity of each investment, taking into account the reduced liquidity associated with the security. To the extent that management determines that such non-observable inputs, such as a liquidity adjustment, are not significant to the price of a security, a Level 2 classification is made. For residential mortgage-backed securities, the primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads. For commercial mortgage-backed securities, the primary inputs to the valuation include the same for residential except for prepayment speeds.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

    Most of the mortgage-backed security inputs are market observable and have been primarily classified as Level 2. US Treasury notes traded in an active market are reported as Level 1. Securities with quotes from pricing services are generally reflected within Level 2. If the Company concludes that pricing information from the independent pricing service is not reflective of market activity, non-binding broker quotes may be used. When observable market data is not available, the security is reported in Level 3.

    EQUITY SECURITIES - consist of investments in common and preferred stock of publicly and privately traded securities as well as common stock mutual funds shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. Estimated fair values for most privately traded equity securities are determined using valuation and discounted cash flow models that require a substantial level of judgment and therefore may use unobservable inputs. Most privately traded equity securities, the majority being FHLBI stock, are classified within Level 3.

    SHORT-TERM INVESTMENTS -include U.S. government obligations, which include U.S. treasuries. The fair values are based on observable broker bids from active market makers. U.S. treasury securities are actively traded and categorized in Level 1 of the fair value hierarchy.

    DERIVATIVE ASSETS AND LIABILITIES - consist of swaptions and options contracts. The fair value of derivative contracts are measured based on current settlement values, which are based on quoted market prices and industry standard models that are commercially available. These techniques project cash flows of the derivatives using current and implied future market conditions. The present value of the cash flows is calculated to measure the current fair value of the derivatives. The Company's derivative products are categorized as Level 2 in the fair value hierarchy.

    CASH EQUIVALENTS - include money market instruments and other highly liquid debt instruments. Money market instruments are generally valued using unadjusted quoted prices in active markets and are primarily classified as Level 1.

    SEPARATE ACCOUNTS - represent assets segregated and invested on behalf of customers. Investment risks associated with market value changes are borne by the customer. Separate account assets comprise actively traded mutual funds that have daily quoted net asset values for identical assets that the Company can access. These net asset values are obtained daily from the fund managers and are classified as Level 1.

    VARIABLE ANNUITY MINIMUM GUARANTEE BENEFITS - are embedded derivative liabilities reflecting the present value of expected future payments (benefits) less the present value of assessed fees, adjusted for risk margins, attributable to the guaranteed benefit feature valued as an embedded derivative over a range of market constant economic scenarios. Since there is no observable active market for the transfer of these obligations, the fair value is determined using internally developed models, and incorporates significant unobservable inputs and assumptions related to policyholder behavior (including mortality, lapse, and annuity benefit election rates), risk margins and projections of separate account funds (including market returns and market volatilities), and also takes into consideration the Company's own risk of non-performance. The Company regularly evaluates each of the key inputs and assumptions used in establishing these liabilities by considering how a hypothetical market participant would set assumptions at each valuation date. Capital market assumptions are expected to change at each valuation date reflecting current observable market conditions. Other assumptions may also change based on a hypothetical market participant's view of actual experience as it emerges over time or other factors that impact the net liability. As management believes that the most significant assumptions and inputs are non-observable, these embedded derivative liabilities have been classified as Level 3. If the emergence of future experience differs from the assumptions used in estimating these liabilities, or assumptions change in the future, the resulting impact, which is recorded directly to earnings, could be material to the Company's consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

    FIXED INDEX ANNUITIES - contain embedded derivative liabilities reflecting the present value of expected future surrender and death benefits less the present value of future guaranteed benefits. The fair value calculation of the embedded derivative utilizes the budget method technique under a single deterministic approach, where the budget is based on the cost of the call options at the time the contracts are issued. The Company regularly evaluates key inputs and assumptions of lapse and mortality (both considered to be Level 3), as well as the projected option budget, to achieve consistency with the current crediting strategy. There are no guaranteed living benefits available on this product, so policyholder behavior risk is significantly reduced. Therefore, no explicit risk margin is added to the projected option budget. Non-performance risk is considered immaterial and therefore projected cash flows in the fair value calculation are discounted using interest rates based on US government bond yields.

    TRANSFERS

    The Company's policy is to illustrate transfers in or out of Level 3 at the beginning of the period. The 2014 and 2013 transfers in and out of Level 3 can be attributed to an analysis of unobservable inputs and the associated use of non-binding broker quotes.

    In 2014, $51.7 million of corporate-private and other assets and loan backed fixed maturities were reclassified from Level 3 to Level 2 to reflect the correct classification of these assets based on the observability of credit spread inputs used in the discounted cash flow calculation.

    In 2013, $11.4 million of Level 3 structured securities were reclassified from 'corporate - public' and 'corporate - private' asset classes to the 'other asset and loan backed' asset class. The reclassification is included as a transfer into (out of) Level 3.

    There were no transfers between Level 1 and Level 2.

    VALUATION PROCESS FOR FAIR VALUE MEASUREMENTS CATEGORIZED WITHIN LEVEL 3

    The Company has a pricing group which includes representatives from investments and accounting. The team is responsible for overseeing and monitoring the pricing of the Company's investments and performs periodic due diligence reviews of the pricing services. The pricing review includes analysis of investment prices, approval of price source changes, price overrides, methodology changes, and classification of fair value hierarchy levels. An actuarial valuation unit performs the valuation of the variable annuity living benefit and fixed index annuity embedded derivatives. The valuation unit validates the appropriateness of inputs, assumptions, data and implementation. The pricing group and the actuarial valuation unit follow established policies and guidelines regarding fair value methodologies.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

    The balances of assets and liabilities measured at fair value were as follows:

                                                                                   DECEMBER 31, 2014
                                                           ---------------------------------------------------------------------
                                                            QUOTED PRICES
                                                              IN ACTIVE        SIGNIFICANT       SIGNIFICANT          TOTAL
                                                               MARKETS         OBSERVABLE       UNOBSERVABLE          FAIR
    (IN MILLIONS)                                              LEVEL 1           LEVEL 2          LEVEL 3             VALUE
    ----------------------------------------------------   ---------------   ---------------   ---------------   ---------------
    Assets
           US government & agencies                        $          49.2   $          21.4   $            --   $          70.6
           State & local government                                     --             467.8                --             467.8
           Foreign government                                           --              26.1                --              26.1
           Corporate - public                                           --           8,421.1               9.3           8,430.4
           Corporate - private                                          --           2,534.0              15.9           2,549.9
           Residential mortgage-backed                                  --           1,605.4              92.7           1,698.1
           Commercial mortgage-backed                                   --             999.4              20.9           1,020.3
           Other asset and loan backed                                  --             352.6               1.5             354.1
                                                           ---------------   ---------------   ---------------   ---------------
             Subtotal - fixed maturities                   $          49.2   $      14,427.8   $         140.3   $      14,617.3
           Equity securities                                          25.5              30.2              62.7             118.4
           Derivatives                                                  --              11.0                --              11.0
           Cash equivalents                                          224.0                --                --             224.0
           Separate account assets                                12,864.9                --                --          12,864.9
                                                           ---------------   ---------------   ---------------   ---------------
    Total assets                                           $      13,163.6   $      14,469.0   $         203.0   $      27,835.6
                                                           ===============   ===============   ===============   ===============
    Liabilities
           Derivatives                                     $            --   $           4.4   $            --   $           4.4
           Variable annuity guarantee benefits                          --                --              10.2              10.2
           Fixed index annuities                                        --                --              20.7              20.7
                                                           ---------------   ---------------   ---------------   ---------------
    Total liabilities                                      $            --   $           4.4   $          30.9   $          35.3
                                                           ===============   ===============   ===============   ===============

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

                                                                                   DECEMBER 31, 2013
                                                           ---------------------------------------------------------------------
                                                            QUOTED PRICES
                                                              IN ACTIVE        SIGNIFICANT       SIGNIFICANT          TOTAL
                                                               MARKETS         OBSERVABLE       UNOBSERVABLE          FAIR
    (IN MILLIONS)                                              LEVEL 1           LEVEL 2          LEVEL 3             VALUE
    ----------------------------------------------------   ---------------   ---------------   ---------------   ---------------
    Assets
           US government & agencies                        $         205.7   $          19.6   $            --   $         225.3
           State & local government                                     --             433.1                --             433.1
           Foreign government                                           --              24.5                --              24.5
           Corporate - public                                           --           7,606.1              27.1           7,633.2
           Corporate - private                                          --           2,191.4              91.7           2,283.1
           Residential mortgage-backed                                  --           1,439.0              26.5           1,465.5
           Commercial mortgage-backed                                   --             833.0                --             833.0
           Other asset and loan backed                                  --             360.3              11.4             371.7
                                                           ---------------   ---------------   ---------------   ---------------
             Subtotal - fixed maturities                   $         205.7   $      12,907.0   $         156.7   $      13,269.4
           Equity securities                                          11.2              27.1              66.6             104.9
           Short-term investments                                      6.9                --                --               6.9
           Derivatives                                                  --               1.6                --               1.6
           Cash equivalents                                          189.8                --                --             189.8
           Separate account assets                                12,148.3                --                --          12,148.3
                                                           ---------------   ---------------   ---------------   ---------------
    Total assets                                           $      12,561.9   $      12,935.7   $         223.3   $      25,720.9
                                                           ===============   ===============   ===============   ===============
    Liabilities
           Variable annuity guarantee benefits             $            --   $            --   $           3.8   $           3.8
           Fixed index annuities                                        --                --               8.1               8.1
                                                           ---------------   ---------------   ---------------   ---------------
    Total liabilities                                      $            --   $            --   $          11.9   $          11.9
                                                           ===============   ===============   ===============   ===============

    The Company has revised the 2013 table above to remove $47.4 million of assets which are not carried at fair value.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

    The following tables presents quantitative information on significant internally priced Level 3 assets and liabilities for which the investment risks associated with market value changes are borne by the Company.

                                                                            DECEMBER 31, 2014
                                     ----------------------------------------------------------------------------------------------
                                      FAIR
    (IN MILLIONS)                     VALUE   VALUATION TECHNIQUE(S)        UNOBSERVABLE INPUT           RANGE (WEIGHTED AVERAGE)
    -------------------------------  ------   ----------------------  -----------------------------  ------------------------------
    Assets
      Corporate - public             $  9.3   Broker quotes           Quoted prices                  99.26 to 104.47
      Corporate - private              15.9   Broker quotes           Quoted prices                  97.08 to 100.54
      Residential mortgage-backed      70.0   Broker quotes           Quoted prices                  94.25 to 103.18
      Residential mortgage-backed      22.7   Discounted cash flow    Credit spreads*                155 basis points
      Commercial mortgage-backed       20.9   Discounted cash flow    Credit spreads*                110 to 130 basis points (124)
      Other asset and loan backed       1.5   Discounted cash flow    Credit spreads*                76 to 135 basis points (110)
      Equity securities                62.7   Redemption value        Redemption value               100

    Liabilities
      Variable annuity guarantee     $(10.2)  Monte Carlo simulation  Lapse rate                     1% - 30%
        benefits                                                      Mortality rate                 based on Annuity 2000
                                                                                                       basic table
                                                                      GMIB waiting period            all may exercise benefit
                                                                                                       beginning in 2013
                                                                      GMIB utilization rates         0% - 30%
                                                                      GMWB utilization rates         0% - 100%
                                                                      Volatility of fund returns     14% - 37%
                                                                      Discount rate for cash flows   90-day Treasury rate
                                                                      Projection period              maturity of policy
    Fixed index annuities            $(20.7)  Discounted cash flow    Lapse rate                     2%-35%
                                                                      Mortality rate                 based on Annuity 2000 basic
                                                                                                       table
                                                                      Discount rate for cash flows   1-yr forward Treasury rate
                                                                      Projection period              25 years

----------
    *CREDIT SPREADS EXPRESSED AS THE BASIS POINTS ABOVE THE US TREASURY RATE.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

                                                                            DECEMBER 31, 2013
                                        --------------------------------------------------------------------------------------------
                                         FAIR
    (IN MILLIONS)                        VALUE    VALUATION TECHNIQUE(S)     UNOBSERVABLE INPUT        RANGE (WEIGHTED AVERAGE)
    ---------------------------------   -------  -----------------------  -----------------------  ---------------------------------
    Assets
        Corporate - public              $ 27.1   Discounted cash flow     Credit spreads*          62.5 to 143 basis points (89)
        Corporate - private               84.6   Discounted cash flow     Credit spreads*          195 to 357 basis points (307)
        Corporate - private                7.1   Broker quotes            Quoted prices            95.42 to 101.38
        Residential mortgage-backed       26.5   Broker quotes            Quoted prices            92.12 to 99.97
        Other asset and loan backed       11.4   Discounted cash flow     Credit spreads*          51 to 435 basis points (145)
        Equity securities                 66.6   Market comparables       Comparable returns       3.4% yield

    Liabilities
        Variable annuity guarantee
          benefits                      $ (3.8)  Monte Carlo simulation   Lapse rate               1% - 45%
                                                                          Mortality rate           based on Annuity 2000 basic table
                                                                          GMIB waiting period      all may exercise benefit
                                                                                                     beginning in 2013
                                                                          GMIB utilization rates   0% - 30%
                                                                          GMWB utilization rates   0% - 100%
                                                                          Volatility of fund
                                                                            returns                8% - 23%
                                                                          Discount rate for cash
                                                                            flows                  90-day Treasury rate
                                                                          Projection period        maturity of policy
        Fixed index annuities           $ (8.1)  Discounted cash flow     Lapse rate               2%-35%
                                                                          Mortality rate           based on Annuity 2000 basic table
                                                                          Discount rate for cash
                                                                            flows                  1-yr forward Treasury rate
                                                                          Projection period        25 years

----------
    *CREDIT SPREADS EXPRESSED AS THE BASIS POINTS ABOVE THE US TREASURY RATE.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

    The following tables provide a summary of the changes in fair value of Level 3 assets and liabilities for the period ended December 31, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities.

                                                               FIXED             EQUITY
    (IN MILLIONS)                                            MATURITIES        SECURITIES        LIABILITIES         TOTAL
    ----------------------------------------------------   ---------------   ---------------   ---------------   ---------------
    BALANCE AT DECEMBER 31, 2012                           $         166.1   $          66.7   $         (20.6)  $         212.2
           Gains (losses) included in net income                      (0.6)             (0.1)             13.7              13.0
           Gains (losses) included in other
             comprehensive income                                     (5.4)               --                --              (5.4)
           Purchases                                                  24.6               4.0                --              28.6
           Issuances                                                  16.0                --                --              16.0
           Sales                                                     (11.4)             (4.0)             (6.1)            (21.5)
           Settlements                                               (15.1)               --               1.1             (14.0)
           Transfer into (out of) Level 3:
             Transfers into Level 3                                   40.6                --                --              40.6
             Transfers (out of) Level 3                              (58.1)               --                --             (58.1)
                                                           ---------------   ---------------   ---------------   ---------------
           Total transfers (out of) Level 3                          (17.5)               --                --             (17.5)
                                                           ---------------   ---------------   ---------------   ---------------
    BALANCE AT DECEMBER 31, 2013                           $         156.7   $          66.6   $         (11.9)  $         211.4
           Gains (losses) included in net income                       1.6                --             (10.3)             (8.7)
           Gains (losses) included in other
             comprehensive income                                      0.3                --                --               0.3
           Purchases                                                  90.6              11.8                --             102.4
           Issuances                                                   9.4                --                --               9.4
           Sales                                                      (0.6)            (15.7)             (9.0)            (25.3)
           Settlements                                               (46.7)               --               0.3             (46.4)
           Transfer into (out of) Level 3:
             Transfers into Level 3                                    1.9                --                --               1.9
             Transfers (out of) Level 3                              (72.9)               --                --             (72.9)
                                                           ---------------   ---------------   ---------------   ---------------
           Total transfers (out of) Level 3                          (71.0)               --                --             (71.0)
                                                           ---------------   ---------------   ---------------   ---------------
    BALANCE AT DECEMBER 31, 2014                           $         140.3   $          62.7   $         (30.9)  $         172.1
                                                           ===============   ===============   ===============   ===============

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

    The following table provides additional detail of the changes in fair value of Level 3 Fixed Maturities for the period ended December 31.

                                                                                       RESIDENTIAL      COMMERCIAL     OTHER ASSET
                                                       CORPORATE -     CORPORATE -      MORTGAGE-        MORTGAGE-       AND LOAN
    (IN MILLIONS)                                        PUBLIC          PRIVATE         BACKED           BACKED          BACKED
    ------------------------------------------------   ------------    ------------    ------------    ------------    ------------
    BALANCE AT DECEMBER 31, 2012                       $       63.3    $       78.0    $       19.7    $        4.8    $        0.3
           Gains included in net income                          --              --            (0.6)             --              --
           Gains included in other
             comprehensive income                              (1.3)           (2.1)           (1.5)             --            (0.5)
           Purchases                                             --             0.1            24.5              --              --
           Issuances                                            7.0             9.0              --              --              --
           Sales                                                 --            (2.1)           (9.3)             --              --
           Settlements                                         (2.5)           (6.8)           (4.5)             --            (1.3)
           Transfer into (out of) Level 3:
             Transfers into Level 3                            10.7            17.0              --              --            12.9
             Transfers (out of) Level 3                       (50.1)           (1.4)           (1.8)           (4.8)             --
                                                       ------------    ------------    ------------    ------------    ------------
           Total transfers into (out of) Level 3              (39.4)           15.6            (1.8)           (4.8)           12.9
                                                       ------------    ------------    ------------    ------------    ------------
    BALANCE AT DECEMBER 31, 2013                       $       27.1    $       91.7    $       26.5    $         --    $       11.4
           Gains included in net income                          --             1.5             0.1              --              --
           Gains included in other
             comprehensive income                               0.2            (2.0)            1.8             0.5            (0.2)
           Purchases                                             --             0.5            69.7            20.4              --
           Issuances                                             --             9.4              --              --              --
           Sales                                                 --            (0.6)             --              --              --
           Settlements                                           --           (34.3)           (5.4)             --            (7.0)
           Transfer into (out of) Level 3:
             Transfers into Level 3                             1.9              --              --              --              --
             Transfers (out of) Level 3                       (19.9)          (50.3)             --              --            (2.7)
                                                       ------------    ------------    ------------    ------------    ------------
           Total transfers (out of) Level 3                   (18.0)          (50.3)             --              --            (2.7)
                                                       ------------    ------------    ------------    ------------    ------------
    BALANCE AT DECEMBER 31, 2014                       $        9.3    $       15.9    $       92.7    $       20.9    $        1.5
                                                       ============    ============    ============    ============    ============

    Realized gains (losses) are reported in the consolidated statement of comprehensive income, while unrealized gains (losses) are reported in other comprehensive income (losses) within equity in the balance sheet. Annuity guarantee benefits are reported in Policy Benefits in the consolidated statements of comprehensive income.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

    Many but not all of the Company's financial instruments are carried at fair value on the consolidated balance sheets. Financial instruments that are not carried at fair value in the consolidated balance sheets are discussed below.

    The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities.

    Other invested assets are carried at cost or at cost plus the Company's equity in undistributed net equity since acquisition. The other invested assets carried at cost plus the Company's equity in undistributed net equity since acquisition approximates fair value. For other invested assets carried at cost, estimated fair value was determined based on the fund statements, which approximates fair value.

    The carrying value of policy loans approximates fair value.

    The carrying value of COLI represents the cash surrender value which approximates fair value.

    The estimated fair values of the liabilities for interest-bearing policyholder funds approximate the statement values because interest rates credited to account balances approximate current rates paid on similar funds and are not generally guaranteed beyond one year. Fair values for other insurance reserves are not required to be disclosed. However, the estimated fair values for all insurance liabilities are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

    The fair value of Funding Agreements with FHLBI was estimated by discounting the future cash flows using current rates.

    The surplus note and notes payable values are estimated using bonds of similar quality issued by other insurance companies for which there is a readily observable market or for which there is a frequently quoted market.

    The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time. They do not represent liquidation values and may vary significantly from amounts that will be realized in actual transactions. Therefore, the fair values presented in the following table should not be construed as the underlying value of the Company. The fair value of certain financial instruments, along with the corresponding carrying values at December 31 follows:

                                                                         2014                               2013
                                                           ---------------------------------   ---------------------------------
                                                               CARRYING           FAIR           CARRYING           FAIR
    (IN MILLIONS)                                                VALUE            VALUE            VALUE            VALUE
    ----------------------------------------------------   ---------------   ---------------   ---------------   ---------------
    Mortgage loans                                         $       1,892.2   $       1,965.3   $       1,762.3   $       1,797.3
    Other invested assets                                             54.3              61.6              47.4              53.1
    Policy loans                                                     312.0             312.0             286.6             286.6
    COLI                                                              57.2              57.2              56.0              56.0
    Funding agreements - refer to Note 8                           1,293.4           1,319.7           1,167.7           1,206.0
    Surplus notes and notes payable                                  275.0             345.3             275.0             282.5

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

16. SUBSEQUENT EVENTS

    Management has evaluated the impact of all subsequent events through March 20, 2015, the date the financial statements were available to be issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

      No dealer, salesman or any other person is authorized by the AUL American Individual Variable Life Unit Trust or by AUL to give any information or to make any representation other than as contained in this Prospectus in connection with the offering described herein.

      AUL has filed a Registration Statement with the Securities and Exchange Commission, Washington, D.C. For further information regarding the AUL American Individual Variable Life Unit Trust, AUL and its variable products, please reference the Registration statement and the exhibits filed with it or incorporated into it. All contracts referred to in this prospectus are also included in that filing.

      The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

             AUL FLEXIBLE PREMIUM VARIABLE ADJUSTABLE UNIVERSAL LIFE

                                    Sold By

                                AMERICAN UNITED
                           LIFE INSURANCE COMPANY(R)
                        One American Square, PO Box 7127
                          Indianapolis, Indiana 46282
                               www.oneamerica.com

                      STATEMENT OF ADDITIONAL INFORMATION

                              Dated:, May 1, 2015

                            PART C: OTHER INFORMATION

ITEM 26. EXHIBITS

(a)   Board of Directors Resolutions.

      1. Resolution of the Board of Directors of the Depositor dated July 10, 1997 concerning AUL American Individual Variable Life Unit Trust (1)

(b)   Custodian Agreements.

      Not Applicable.

(c)   Underwriting Contracts.

      1. Distribution Agreement between American United Life Insurance Company and OneAmerica Securities, Inc. (1)

      2.    Form of Selling Agreement (1)

(d)   Contracts.

      1. Form of Flexible Premium Adjustable Universal Variable Life Insurance Policy (1)

      2.    Form of Accelerated Death Benefit Rider (1)

      3.    Form of Accounting Benefit Rider (1)

      4.    Form of Aviation Exclusion Rider (1)

      5.    Form of Change of Insured Rider (1)

      6.    Form of Children's Term Insurance Rider (1)

      7.    Form of Credit of Premium Disability Rider (1)

      8.    Form of Extended No-Lapse Guarantee Rider (1)

      9.    Form of Guaranteed Insurability Rider (1)

      10.   Form of Other Insured Term Insurance Rider (1)

      11.   Form of Overloan Protection Rider (1)

      12.   Form of Premium Deposit Account Rider (1)

      13.   Form of Waiver of Monthly Deductions Disability Rider (1)

(e)   Applications.

      1. Form of Flexible Premium Adjustable Universal Variable Life Insurance Policy Application (1)

      2.    Aviation Supplement Application (1)

(f)   Depositor's Certificate of Incorporation and By-Laws.

      1. Certification of Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (1)

      2. Articles of Merger between American Central Life Insurance Company and United Mutual Life Company (1)

      3. Second Amended and Restated Articles of Incorporation of American United Life Insurance Company (1)

      4. Second Amended and Restated Bylaws of American United Life Insurance Company (1)

(g)   Reinsurance Contracts.

      Not Applicable.

(h)   Participation Agreements.

      1. Form of Participation Agreement between American United Life Insurance Company and AIM Variable Insurance Funds (1)

      2.    Form of Participation Agreement with Alger American Fund (1)

      3. Form of Participation Agreement between American United Life Insurance Company and AllianceBernstein (1)

      4. Form of Participation Agreement with American Century Variable Portfolios (1)

      5.    Form of Participation Agreement with Calvert Variable Series, Inc.
            (1)

      6. Form of Participation Agreement between American United Life Insurance Company, Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC and Columbia Management Distributors (1)

      7. Form of Participation Agreement between American United Life Insurance Company and Dreyfus Investment Portfolios and Dreyfus Variable Investment Fund (1)

      8. Form of Participation Agreement between American United Life Insurance Company and Fidelity Variable Insurance Products Fund (1)

      9. Form of Participation Agreement between American United Life Insurance Company and Fidelity Variable Insurance Products Fund II
            (1)

      10. Form of Participation Agreement between American United Life Insurance Company, Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. (1)

      11. Form of Participation Agreement between American United Life Insurance Company and Janus Aspen Series (1)

      12. Form of Participation Agreement between American United Life Insurance Company and Neuberger Berman Advisers Management Trust (1)

      13. Form of Participation Agreement between Pioneer Funds Distributor, Inc. and American United Life Insurance Company (1)

      14. Form of Participation Agreement between American United Life Insurance Company, Royce Capital Fund and Royce Fund Services, Inc.
            (1)

      15. Form of Participation Agreement between American United Life Insurance Company and T. Rowe Price Equity Series, Inc. (1)

      16. Form of Amendment to Schedule A of Participation Agreement between American United Life Insurance Company and T. Rowe Price Equity Series, Inc. (1)

      17. Form of Participation Agreement between American United Life Insurance Company and the Timothy Plan (1)

      18. Form of Participation Agreement between American United Life Insurance Company and Vanguard Variable Insurance Fund (1)

(i)   Administrative Contracts.

      Not Applicable.

(j)   Other Material Contracts.

      Not Applicable.

(k)   Legal Opinion.

      1. Opinion and consent of legal officer of American United Life Insurance Company as to legality of Policies being registered (1)

(l)   Actuarial Opinion.

      Not Applicable.

(m)   Calculation.

      Not Applicable.

(n)   Other Opinions.

      1.    Consent of Independent Auditors (3)

      2.    Powers of Attorney (2)

      3.    Rule 483 (3)

(o)   Omitted Financial Statements.

      Not Applicable.

(p)   Initial Capital Agreements.

      Not Applicable.

(q)   Redeemability Exemption.

      1.    Memorandum describing issuance, transfer and redemption procedures.
            (1)

----------
(1) Filed with the Registrant's Registration Statement on Form N-6 on August 11, 2008.

(2)   Filed with the Registrant's Post-Effective Amendment No. 5 on April 19,
      2012.

(3)   Filed with the Registrant's Post-Effective Amendment No. 8 on April 24,
      2015.

ITEM 27. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL                                                          POSITIONS AND OFFICES
BUSINESS ADDRESS*                                                                  WITH AUL
--------------------------------------------------------   ---------------------------------------------------------
J. Scott Davison                                           President and Chief Executive Officer (8/13 - present);
                                                           Executive Vice President (2/11 - 8/13); Chief Financial
                                                           Officer (6/04 - 2/11)

Jeffrey D. Holley                                          EVP Chief Financial Officer & Treasurer, (6/14 - present);
                                                           Chief Financial Officer & Treasurer (9/11 - 6/14);
                                                           Director, AUL (10/11 - present)

John C. Mason                                              Senior Vice President & Chief Investment Officer (5/13 -
                                                           present); Chief Investment Officer (3/12 - 5/13); Vice
                                                           President, Investments (8/11 - 3/12); Vice President,
                                                           Fixed Income Securities (2/10 - 8/11); Vice President,
                                                           Marketable Bonds (11/04 - 2/10)

Mark C. Roller                                             EVP Organizational & Operational Development (6/14 -
                                                           present); Senior Vice President, Human Resources &
                                                           Corporate Support, (12/01 - 6/14); Director, AUL (12/01
                                                           - present)

Thomas M. Zurek                                            EVP General Counsel & Secretary (8/14 - present); General
                                                           Counsel & Secretary (8/02 - 8/14); Director, AUL (8/02 -
                                                           present)

----------
* The Principal business address of all of the persons listed is One American Square, Indianapolis, Indiana 46206-0368

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

AMERICAN UNITED LIFE INSURANCE COMPANY ("AUL") is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company.

AMERICAN UNITED MUTUAL INSURANCE HOLDING COMPANY ("AUMIHC") is a mutual holding company created on December 17, 2000, under the laws of the state of Indiana. The rights of policyowners of American United Life Insurance Company, including the right to elect directors to the Board of Directors, reside with this entity, which must hold at least 51% of the voting stock of the stock holding company, OneAmerica Financial Partners, Inc.

AUL REINSURANCE MANAGEMENT SERVICES, LLC ("RMS") is a limited liability company organized under the laws of Indiana on November 3, 1999. RMS is a reinsurance manager. Since divestiture of AUL's life reinsurance division, most reinsurance and AUL Long Term Care Solutions, Inc. were transferred to Employers Reinsurance Corporation on July 1, 2002.

MCCREADY AND KEENE, INC., ("McCready") is an Indiana corporation operating as an independent actuarial and employee benefits consulting firm specializing in designing, installing and administering customized retirement plans. Effective July 1, 2010, OAFP, described below, purchased 100% of the outstanding stock of McCready at $1,235.48/share pursuant to a June 23, 2010 share purchase agreement.

NEWOHIO, LLC ("NewOhio") is an Indiana limited liability company that was formed by OneAmerica on May 2, 2011 for the purposes of (a) acquiring, holding and/or disposing of mortgage loans and/or real estate and/or interested therein, from OneAmerica or from any of its subsidiaries. The sole initial member of NewOhio is OneAmerica.

OLDOHIO, LLC ("OldOhio") is an Indiana limited liability company that was formed by OneAmerica on September 19, 2011, for the purposes of (a) acquiring, holding and/or disposing of mortgage loans and/or real estate and/or interested therein, from OneAmerica or from any of its subsidiaries. The sole initial member of NewOhio is OneAmerica.

ONEAMERICA ASSET MANAGEMENT, LLC ("OAM") is a Limited Liability Company organized under the laws of Indiana on October 12, 2012. OAM acts as an investment adviser registered with the appropriate governmental or regulatory authorities and succeeds to the investment advisory business of AUL. The sole initial member of the OAM is OneAmerica Financial Partners, Inc which is wholly owned by AUMIHC.

ONEAMERICA FINANCIAL PARTNERS, INC. ("OAFP") is a Stock Holding Company organized under the laws of Indiana. OAFP is wholly owned by AUMIHC which must always hold at least 51 percent of the voting of the stock of OAFP. In 2003, the Stock Holding Company issued $200 million aggregate principal amount of its 7 percent senior notes due 2033. OAFP owns 100 percent of the voting stock of AUL and is the sole member of OAM.

ONEAMERICA FUNDS, INC. (the "Fund") (File No. 811-5850) was incorporated under the laws of Maryland on July 26, 1989, and is an open-end management investment company under the Investment Company Act of 1940. It was established for the primary purpose of providing a funding vehicle for group and individual variable annuity contracts known as American Series Contracts. On May 1, 2002, the name of this corporation was changed. The prior name was AUL American Series Funds, Inc. As of December 31, 2014, there are 620 million authorized shares; currently, 612 million shares have been allocated and issued. AUL owns 0.00 percent of the Value portfolio, 0.00 percent of the Investment Grade Bond portfolio, 0.00 percent of the Asset Director portfolio, 66 percent of the Socially Responsive portfolio and 0.00 percent of the Money Market portfolio shares as of December 31, 2014. As a result of the transaction, the separate accounts of AUL have acquired a 99.77% equity interest in the Fund.

ONEAMERICA RETIREMENT SERVICES LLC ("OARS") is an Indiana limited liability company engaged in the business of providing recordkeeping and related services to retirement plans.

ONEAMERICA SECURITIES, INC. (broker-dealer No. 801-56819) is a wholly owned subsidiary of AUL and was incorporated on June 4, 1969, and acts as a broker-dealer of securities products. On January 1, 2002, the name of this corporation was changed. The prior name was AUL Equity Sales Corp. As of December 31, 2014, the total number of shares, all without par value, that the corporation is authorized to issue is 1,000 shares. As of December 31, 2014, 400 shares are issued and outstanding, all of which were purchased and are owned by AUL.

PIONEER MUTUAL LIFE INSURANCE COMPANY A STOCK SUBSIDIARY OF AUMIHC ("Pioneer") is a North Dakota domestic insurance company whose principal business is the sale of life insurance policies and annuity contracts. During calendar year 2001, Pioneer, pursuant to the authority of the North Dakota and Indiana Insurance Commissioners, and with the approval of its members, reorganized from a mutual insurance company to become part of AUMIHC. Effective January 1, 2002, Pioneer is wholly owned by OneAmerica, which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC.

THE STATE LIFE INSURANCE COMPANY ("State Life") is an Indiana domestic stock subsidiary of AUMIHC whose principal business is the sale of life insurance and long-term care insurance products. State Life became part of the insurance holding company system on September 23, 1994. During calendar year 2004, State Life, pursuant to the authority of the Indiana Insurance Commissioner and with the approval of its members, reorganized from a mutual insurance company to become a stock insurance subsidiary of AUMIHC. Effective December 30, 2004, State Life is wholly owned by OneAmerica, which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC.

REGISTRANT, AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST (File No. 811-8311), AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST (File No. 811-9193), AUL AMERICAN INDIVIDUAL UNIT TRUST (File No. 811-8536), and AUL AMERICAN UNIT TRUST (File No. 811-5929) are separate accounts of AUL, organized for the purpose of the sale of individual and group variable annuity contracts, respectively.

ITEM 29. INDEMNIFICATION

Article IX, Section 1 of the Second Amended and Restated Articles of Incorporation of American United Life Insurance Company(R) provides as follows:

      (a) Coverage. The Corporation shall indemnfy as a matter of right, every person made a party to a proceeding because such person (an "Indemnitee") is or was:

            (i)   a member of the Board of Directors of the Corporation,

            (ii)  an officer of the Corporation, or

            (iii) while a director or officer of the Corporation, serving at the
                  Corporation's request as a director, officer, partner, trustee, member, manager, employee, or agent of another foreign or domestic corporation, limited liability company, partnership, joint venture, trust, employee benefit plan, or other enterprise, whether for profit or not,

                  Notwithstanding the foregoing, it must be determined in the specific case that indemnification of the Indemnitee is permissible in the circumstances because the Indemnitee has met the standard of conduct for indemnification specified in Indiana Code 27-1-7.5-8 (or any successor provision). The Corporation shall pay for or reimburse the reasonable expenses incurred by an Indemnitee in connection with any such proceeding in advance of final disposition thereof in accordance with the procedures and subject to the conditions specified in Indiana Code 27-1-7.5-10 (or any successor provision). The Corporation shall indemnify as a matter of right an Indemnitee who is wholly successful, on the merits or otherwise, in the defense of any such proceeding, against reasonable expenses incurred by the Indemnitee in connection with the proceeding without the requirement of a determination as set forth in the first sentence of this paragraph.

      (b) Determination. Upon demand by a person for indemnification or advancement of expenses, as the case may be, the Corporation shall expeditiously determine whether the person is entitled thereto in accordance with this Article and the procedures specified in Indiana Code 27-1-7.5-12 (or any successor provision).

      (c) Effective Date. The indemnification provided under this Article shall apply to any proceeding arising from acts or omissions occurring before or after the adoption of this Article.

ITEM 30. PRINCIPAL UNDERWRITERS

      (a) Other Activity. In addition to Registrant, OneAmerica Securities, Inc. acts as the principal underwriter for policies offered by AUL through AUL American Individual Unit Trust (File No. 811-08536), AUL American Unit Trust (File No. 811-05929), AUL American Individual Variable Life Unit Trust (File No. 811-08311) and AUL American Individual Variable Annuity Unit Trust (File No. 811-09193).

      (b) Management. The directors and principal officers of OneAmerica Securities, Inc. are as follows:

NAME AND PRINCIPAL                                                            POSITIONS AND OFFICES
BUSINESS ADDRESS*                                                        WITH ONEAMERICA SECURITIES, INC.
--------------------------------------------------------   -----------------------------------------------------------
Richard M. Ellery                                          Chairman of the Board, Director & President

Beth Haney                                                 Treasurer, Acting Financial Operations Principal & Director

Dennis C. Martin                                           Director

Terry W. Burns                                             Director

Matthew T. Fleetwood                                       Vice President, Sales & New Business

James Crampton                                             Tax Director

Sue E. Uhl                                                 Secretary, Chief Counsel & Anti-Money Laundering Officer

Anthony M. Smart                                           Vice President, Business Technology

Jay B. Williams                                            Chief Compliance Officer

John W. Zeigler                                            Vice President, Insurance Agency Registrations

Eric D. Smiley                                             Vice President, Operations

----------
* The Principal business address of all of the persons listed is One American Square, Indianapolis, Indiana 46206-0638

      (c)   Not Applicable.

ITEM 31. LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the investment Company Act of 1940 and the rules under that section will be maintained at One American Square, Indianapolis, Indiana 46206-0368.

ITEM 32. MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 33. FEE REPRESENTATION

The Registrant represents that the aggregate fees and charges deducted under the variable life contracts are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the registrant, AUL American Individual Variable Life Unit Trust, has duly caused this Post-Effective Amendment No. 8 to the registration statement to be signed on its behalf by the undersigned thereunto duly authorized, in the city of Indianapolis, and the state of Indiana, on the 24th day of April, 2015.

                                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST (Registrant)

                                By: American United Life Insurance Company

                                By:
                                    --------------------------------------------
                                Name: J. Scott Davison*
                                Title: President & CEO


                                AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                                (Depositor)

                                By:
                                    --------------------------------------------
                                Name: J. Scott Davison*
                                Title: President & CEO


*By: /s/ Richard M. Ellery
     --------------------------------------

Richard M. Ellery as attorney-in-fact
Date: April 24, 2015

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 8 to the registration statement has been signed below by the following persons in the capacities and on the date indicated.

               SIGNATURE                                  TITLE                                  DATE
----------------------------------------- -------------------------------------- -------------------------------------
J. Scott Davison*                         Director                               April 24, 2015

Jeffrey D. Holley*                        Director                               April 24, 2015

Mark C. Roller*                           Director                               April 24, 2015

John C. Mason*                            Director                               April 24, 2015

Thomas M. Zurek*                          Director                               April 24, 2015


/s/ Richard M. Ellery
---------------------------------------------

*By: Richard M. Ellery as Attorney-in-fact
Date: April 24, 2015

                          EXHIBITS FILED WITH FORM N-6

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
                    OF AMERICAN UNITED LIFE INSURANCE COMPANY

EXHIBIT NUMBER IN FORM N-6, ITEM 26                          NAME OF EXHIBIT
--------------------------------------------   --------------------------------------------
                  n 2                                  Consent of Independent Auditor
                  n 3                                  Rule 483 Certified Resolution